UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      File No.  333-80481

     Pre-Effective Amendment No.                                             |_|


     Post-Effective Amendment No. 16                                         |X|


                        (Check appropriate box or boxes.)


                           NATIONWIDE VARIABLE ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                        NATIONWIDE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
         (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code          (614) 249-7111
            --------------------------------------------------------------------



                         PATRICIA R. HATLER, SECRETARY,
                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)




Approximate Date of Proposed Public Offering               MAY 1, 2005

--------------------------------------------------------------------------------



     It is proposed that this filing will become effective (check appropriate box)

     |_|  immediately upon filing pursuant to paragraph (b)

     |X|  on May 1, 2005 pursuant to paragraph (b)

     |_|  60 days after filing pursuant to paragraph (a)(1)

     |_|  on (date) pursuant to paragraph (a)(1)

     If appropriate, check the following box:

     |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered          DEFERRED VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

                        NATIONWIDE LIFE INSURANCE COMPANY
                       Deferred Variable Annuity Contracts

               Issued by Nationwide Life Insurance Company through
                   its Nationwide Variable Account The date of
                         this prospectus is May 1, 2005.


-------------------------------------------------------------------------------

This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.


 The Statement of Additional Information (dated May 1, 2005) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 28. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:


                         Nationwide Life Insurance Company
                         One Nationwide Plaza, RR1-04-F4
                         Columbus, Ohio 43215


The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: WWW.SEC.GOV. Information about this and other Best of America products can be found at:
WWW.NATIONWIDEFINANCIAL.COM.


BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract.


     o    AIM Dynamics Fund: Investor Class (formerly, INVESCO Dynamics Fund:
          Investor Class)
     o    American Century Growth: Investor Class
     o    American Century Income & Growth: Advisor Class
     o    American Century Short Term Government: Investor Class
     o    American Century Ultra: Investor Class
     o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV+
     o    Dreyfus Appreciation Fund, Inc.
     o    Dreyfus Premier Balanced Opportunity Fund: Class Z
     o    Federated High Yield Trust*
     o Federated Intermediate Corporate Bond Fund: Institutional Service Shares (formerly, Federated Intermediate Income Fund: Institutional Service Shares)
     o    Fidelity Advisor Equity Growth Fund: Class A
     o    Fidelity Advisor Equity Income Fund: Class A
     o    Fidelity Advisor Growth Opportunities Fund: Class A
     o    Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio:
          Service Class 2R+
     o    Franklin Balance Sheet Investment Fund: Class A
     o    Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
     o    Franklin Small-Mid Cap Growth Fund: Class A
     o Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3+
     o    Gartmore Bond Index Fund: Class A
     o    Gartmore Government Bond Fund: Class D
     o    Gartmore Growth Fund: Class A
     o    Gartmore GMF Investor Destinations Funds: Service Class
          >>   Gartmore GMF Investor Destinations Conservative Fund: Service
               Class
          >>   Gartmore GMF Investor Destinations Moderately Conservative Fund:
               Service Class
          >>   Gartmore GMF Investor Destinations Moderate Fund: Service Class
          >>   Gartmore GMF Investor Destinations Moderately Aggressive Fund:
               Service Class
          >>   Gartmore GMF Investor Destinations Aggressive Fund: Service Class
     o    Gartmore Large Cap Value Fund: Class A
     o    Gartmore Mid Cap Market Index Fund: Class A
     o    Gartmore Money Market Fund: Service Class
     o    Gartmore Nationwide(R) Fund: Class D
     o    Gartmore S&P 500(R) Index Fund: Service Class

     o    Gartmore Small Cap Index Fund: Class A

     o    Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund:
          Class I
     o    Neuberger Berman Genesis Fund: Trust Class
     o    Neuberger Berman Socially Responsive Fund: Trust Class
     o    Oppenheimer Capital Appreciation Fund: Class A
     o    Oppenheimer Champion Income Fund: Class A
     o    Oppenheimer Strategic Income Fund: Class A
     o Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4+
     o    PIMCO Total Return Fund: Class A
     o    Putnam Voyager Fund: Class A
     o    Van Kampen Growth and Income Fund: Class A
     o    Van Kampen Mid Cap Growth Fund: Class A (formerly, Van Kampen Growth
          Fund: Class A)
     o    Van Kampen Real Estate Securities Fund: Class A

     o    Waddell & Reed Advisors Small Cap Fund: Class A
     o Wells Fargo Advantage Growth Fund: Investor Class (formerly, Strong Growth Fund: Investor Class)


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE OCTOBER 2, 2000:

     o    Dreyfus Emerging Leaders Fund
     o    Janus Worldwide Fund

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2003:

     o    AIM Total Return Fund: Investor Class (formerly, INVESCO Total Return
          Fund: Investor Class)
     o    Federated Bond Fund: Class F
     o    Federated Equity Income Fund: Class F
     o    Fidelity Advisor Balanced Fund: Class A
     o    Fidelity Advisor High Income Advantage Fund: Class T*
     o    Gartmore Bond Fund: Class D
     o    Lazard Small Cap Portfolio: Open Shares
     o    Neuberger Berman Guardian: Trust Class
     o    Neuberger Berman Partners Fund: Trust Class

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

     o    American Century International Growth: Advisor Class
     o    Fidelity Advisor Overseas Fund: Class A
     o    Gartmore International Index Fund: Class A
     o    Janus Adviser International Growth Fund: I Shares
     o    Janus Adviser Worldwide Fund: I Shares
     o    Oppenheimer Global Fund: Class A
     o    Putnam International Equity Fund: Class A
     o    Templeton Foreign Fund: Class A

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 24, 2004:

     o    Janus Fund
     o    Janus Twenty Fund


EFFECTIVE DECEMBER 19, 2003, THE FOLLOWING UNDERLYING MUTUAL FUND IS NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:


     o    Gartmore Growth Fund: Class D


EFFECTIVE MAY 1, 2004, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:


     o AIM Small Company Growth Fund: Investor Class (formerly, INVESCO Small Company Growth Fund: Investor Class)
     o    Dreyfus Premier Third Century Fund, Inc.: Class Z
     o    Gartmore Small Cap Fund: Class A
     o    Gartmore Value Opportunities Fund: Class A
     o    Janus Adviser Balanced Fund: I Shares
     o Wells Fargo Advantage Common Stock Fund: Class Z (formerly, Strong Advisor Common Stock Fund: Class Z)
     o Wells Fargo Advantage Growth and Income Fund: Investor Class (formerly, Strong Growth & Income Fund: Investor Class)
     o Wells Fargo Advantage Mid Cap Growth Fund: Class Z (formerly, Strong Advisor Mid Cap Growth Fund: Class Z)


+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account ("variable account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific benefit information).

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate annuitization payments when the variable annuity payment option is chosen.

CONTRACT VALUE- The total of all accumulation units in a contract plus any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An account that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS...................................
TABLE OF CONTENTS...........................................
CONTRACT EXPENSES...........................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES......................
EXAMPLE.....................................................
SYNOPSIS OF THE CONTRACTS...................................
CONDENSED FINANCIAL INFORMATION.............................
FINANCIAL STATEMENTS........................................
NATIONWIDE LIFE INSURANCE COMPANY...........................
NATIONWIDE INVESTMENT SERVICES CORPORATION..................
INVESTING IN THE CONTRACT...................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
THE CONTRACT IN GENERAL.....................................
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability
STANDARD CHARGES AND DEDUCTIONS.............................
     Mortality and Expense Risk Charge
     Premium Taxes
     Short-Term Trading Fees
OPTIONAL CONTRACT BENEFITS, CHARGES AND
     DEDUCTIONS.............................................
     CDSC Options
     Reduced Purchase Payment Option
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Beneficiary Protector Option
REMOVAL OF VARIABLE ACCOUNT CHARGES.........................
OWNERSHIP RIGHTS............................................
     Contract Owner
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT...................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfer Requests
     Transfer Restrictions
     Transfers Prior to Annuitization
     Transfers After Annuitization
RIGHT TO REVOKE.............................................
SURRENDER (REDEMPTION)......................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
ASSIGNMENT..................................................
SERVICES....................................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
ANNUITY COMMENCEMENT DATE...................................
ANNUITIZING THE CONTRACT....................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options ("GMIB")
     Annuity Payment Options
DEATH BENEFITS..............................................
     Death of Contract/Owner Annuitant
     Death Benefit Payment
STATEMENTS AND REPORTS......................................
LEGAL PROCEEDINGS...........................................
ADVERTISING.................................................
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION............................................
APPENDIX A: UNDERLYING MUTUAL FUNDS.........................
APPENDIX B: CONDENSED FINANCIAL
     INFORMATION............................................
APPENDIX C: CONTRACT TYPES AND TAX
     INFORMATION............................................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

------------------------------------------------------------------------------------------------------------------------------------
                                                  CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------- ------
STANDARD CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered)...................      0% 1
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments).......................................................      5% 2
MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount)..................................................      1%
----------------------------------------------------------------------------------------------------------------------------- ------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                      RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------- ----------

VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets) 3

     MORTALITY AND EXPENSE RISK CHARGE..................................................................................  1.20%

     CDSC OPTIONS (an applicant may elect one of the following CDSC options in exchange for a reduction in variable account annual expenses)

     7 YEAR CDSC OPTION (maximum CDSC: 7% of purchase payments surrendered).............................................  (0.25%) 4
     Total Variable Account Charges (including this option only)........................................................  0.95%

     5 YEAR CDSC OPTION (maximum CDSC: 7% of purchase payments surrendered).............................................  (0.10%) 5
     Total Variable Account Charges (including this option only)........................................................  1.10%
------------------------------------------------------------------------------------------------------------------------- ----------

1 The standard contract does not include a CDSC. However, if the applicant chooses, one of two available CDSC schedules may be elected in return for a reduction in their variable account annual expenses.

2 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

3 These charges apply only to sub-account allocations. They do not apply to allocations made to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

4 Range of 7 year CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
Number of Completed Years from
Date of Purchase Payment                0          1          2          3           4          5          6          7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC Percentage                        7%         7%         6%          5%         4%         3%         2%          0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

5 Range of 5 year CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
Number of Completed Years from
Date of Purchase Payment                0          1          2          3           4          5
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
CDSC Percentage                        7%         7%         6%          4%         2%         0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------

------------------------------------------------------------------------------------------------------------------------------------
                                               RECURRING CONTRACT EXPENSES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------- ----------

REDUCED PURCHASE PAYMENT OPTION

     REDUCED PURCHASE PAYMENT OPTION....................................................................................  0.25% 6
     Total Variable Account Charges.....................................................................................  1.45%

     REDUCED PURCHASE PAYMENT OPTION (in Oregon only)...................................................................  0.30% 7
     Total Variable Account Charges (in Oregon only)....................................................................  1.50%

DEATH BENEFIT OPTIONS beginning January 2, 2001 (an applicant may elect one
Death Benefit Option as a replacement for the standard death benefit)

     OPTIONAL FIVE-YEAR RESET DEATH BENEFIT.............................................................................  0.05%
     Total Variable Account Charges (including this option only)........................................................  1.25%

     OPTIONAL ONE-YEAR ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER AND SPOUSAL PROTECTION............
     Total Variable Account Charges (including this option only)........................................................  0.15%
                                                                                                                          1.35%

     OPTIONAL GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER AND SPOUSAL
     PROTECTION.........................................................................................................  0.20%
     Total Variable Account Charges (including this option only)........................................................  1.40%

DEATH BENEFIT OPTIONS AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR
PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE
CONTRACT MODIFICATIONS (APPLICANTS MAY ELECT ONE OR BOTH):

     OPTIONAL FIVE-YEAR RESET DEATH BENEFIT.............................................................................  0.05%
     Total Variable Account Charges (including this option only)........................................................  1.25%

     OPTIONAL ONE-YEAR STEP UP DEATH BENEFIT............................................................................  0.10%
     Total Variable Account Charges (including this option only)........................................................  1.30%

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS 8
For contracts issued prior to May 1, 2003, an applicant could purchase one of the following Guaranteed Minimum Income Benefit Options.

     GUARANTEED MINIMUM INCOME BENEFIT OPTION 1.........................................................................  0.45%
     Total Variable Account Charges (including this option only)........................................................  1.65%

     GUARANTEED MINIMUM INCOME BENEFIT OPTION 2.........................................................................  0.30%
     Total Variable Account Charges (including this option only)........................................................  1.50%

BENEFICIARY PROTECTOR OPTION............................................................................................  0.40%
Total Variable Account Charges (including this option)..................................................................  1.60%
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.
------------------------------------------------------------------------------------------------------------------------- ----------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                                                 SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge (applicable to all contracts).........................................................  1.20%
Reduced Purchase Payment Option (in Oregon).............................................................................  0.30%
Greater of One-Year or 5% Enhanced Death Benefit Option with Long Term Care/Nursing Home Waiver.........................  0.20%
Guaranteed Minimum Income Benefit Option 1..............................................................................  0.45%
Beneficiary Protector Option............................................................................................  0.40%
------------------------------------------------------------------------------------------------------------------------- ----------
MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES.........................................................................  2.55%
------------------------------------------------------------------------------------------------------------------------- ----------

6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. Not available in Oregon.

7 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In Oregon only.

8 Effective May 1, 2003, these options are no longer available.

UNDERLYING MUTUAL FUND ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses, as of December 31, 2004, charged by the underlying mutual funds periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.


--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------

(expenses that are deducted from underlying mutual fund assets, including                 0.59%                  1.63%

management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets)
--------------------------------------------------------------------------------- ---------------------- ----------------------

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
o Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
o Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class 4


EXAMPLE


This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.


The Example assumes:

     o    a $10,000 investment in the contract for the time periods indicated;
     o    a 5% return each year;
     o the maximum and the minimum fees and expenses of any of the underlying mutual funds;
     o    the 7 year CDSC schedule; and
     o the total variable account charges associated with the most expensive combination of optional benefits (2.55%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

------------------------------------------------------------------------------------------------------------------------------------
                                    If you surrender your contract           If you do not          If you annuitize your contract
                                     at the end of the applicable              surrender             at the end of the applicable
                                              time period                    your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                     1 Yr.   3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual

Fund Operating Expenses (1.63%)      1,139    1,825  2,521   4,512    439   1,325   2,221   4,512     *    1,325   2,221    4,512

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual

Fund Operating Expenses (0.59%)      1,030    1,506  2,006   3,561    330   1,006   1,706   3,561     *    1,006   1,706    3,561

------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are individual deferred variable annuity contracts, which can be categorized as:

o Individual Retirement Annuities (IRAs) with contributions rolled over or transferred from certain tax-qualified plans;*
o    Roth IRAs;
o    Simplified Employee Pension (SEP IRAs); and
o    Simple IRAs.

*Contributions are not required to be rolled-over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

The minimum initial purchase payment to a contract is $15,000. Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced to $1,000 for the initial purchase payment and $25 for subsequent purchase payments.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

Nationwide does not deduct a sales charge from purchase payments upon deposit into or withdrawal from the contract, unless the contract owner has elected one of two optional Contingent Deferred Sales Charge ("CDSC") schedules in exchange for a reduction of variable account annual expenses. An optional CDSC schedule may only be elected at the time of application. If the contract owner has elected one of the CDSC options, Nationwide will REDUCE the variable account annual expenses by either 0.25% for the 7 Year CDSC Option, or 0.10% for the 5 Year CDSC Option.

If the contract owner has elected the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. For contracts issued in the State of Oregon ONLY, if the contract owner has elected the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return, Nationwide will deduct an additional charge equal to an annualized rate of 0.30% of the daily net assets of the variable account.

Optional death benefits are available under the contract at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Five-Year Reset Death Benefit is elected, 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected, or 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected.

For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Five-Year Reset Death Benefit is elected, or 0.10% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected.

For more information about the standard and optional death benefit(s), please see the "Death Benefit Payment" provision.

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application. If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge equal to an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit").

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."

Upon annuitization of the contract, any charges or reductions to the variable account annual expenses that are the result of optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by state law (see "Right to Revoke").

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained free of charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

FINANCIAL STATEMENTS


Financial statements for the variable account and the consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

The Nationwide Variable Account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on March 3, 1976, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other variable accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of underlying mutual funds for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS


Guaranteed Term Options ("GTOs") are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus.


Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7), or ten (10) years. The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, Dollar Cost Averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.00%. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The mortality risk portion (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The mortality risk portion also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits for which there are separate charges.

The expense risk portion (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

Nationwide may realize a profit from the Mortality and Expense Risk Charge. If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)   the time the contract is surrendered;

2)   annuitization; or

3)   such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    surrenders, including CDSC-free withdrawals;

o    surrenders of annuity units to make annuity payments;

o    surrenders of accumulation units to pay a death benefit; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS


For an additional charge, the following optional benefits are available to contract owners. Not all optional benefits are available in every state. Unless otherwise indicated:

(1)  optional benefits must be elected at the time of application;

(2)  optional benefits, once elected, may not be terminated; and

(3) the charges associated with the optional benefits will be assessed until annuitization.


CDSC OPTIONS

No Contingent Deferred Sales Charge is deducted from purchase payments when amounts are deposited into, or withdrawn from, the contract if the contract owner has a standard contract.

HOWEVER, IF THE CONTRACT OWNER HAS CHOSEN AN OPTIONAL CDSC SCHEDULE, NATIONWIDE WILL REDUCE VARIABLE ACCOUNT ANNUAL EXPENSES. In exchange for the reduction in expenses, Nationwide may assess a CDSC upon surrender of purchase payments from the contract. For either option, the CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is used to cover sales expenses, including production of sales material and other promotional expenses.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the table corresponding to the option chosen) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes.

7 Year CDSC Option

In exchange for a REDUCTION equal to an annualized rate of 0.25% of the daily net assets of the variable account, a contract owner can elect, at the time of application, to have a 7 Year CDSC schedule applied to surrenders from his or her contract. Nationwide may realize a profit from this charge. The 7 Year CDSC schedule is as follows:

                              7 Year CDSC Schedule
------------------------------ ----------------------------
  NUMBER OF COMPLETED YEARS
FROM DATE OF PURCHASE PAYMENT             CDSC
                                       PERCENTAGE
------------------------------ ----------------------------
------------------------------ ----------------------------
              0                            7%
------------------------------ ----------------------------
------------------------------ ----------------------------
              1                            7%
------------------------------ ----------------------------
------------------------------ ----------------------------
              2                            6%
------------------------------ ----------------------------
------------------------------ ----------------------------
              3                            5%
------------------------------ ----------------------------
------------------------------ ----------------------------
              4                            4%
------------------------------ ----------------------------
------------------------------ ----------------------------
              5                            3%
------------------------------ ----------------------------
------------------------------ ----------------------------
              6                            2%
------------------------------ ----------------------------
------------------------------ ----------------------------
              7                            0%
------------------------------ ----------------------------

5 Year CDSC Option

In exchange for a REDUCTION equal to an annualized rate of 0.10% of the daily net assets of the variable account, a contract owner can elect, at the time of application to have a 5 Year CDSC schedule applied to surrenders from his or her contract. Nationwide may realize a profit from this charge. The 5 Year CDSC schedule is as follows:

                              5 Year CDSC Schedule
------------------------------ ---------------------------
  NUMBER OF COMPLETED YEARS
FROM DATE OF PURCHASE PAYMENT             CDSC
                                       PERCENTAGE
------------------------------ ---------------------------
------------------------------ ---------------------------
              0                            7%
------------------------------ ---------------------------
------------------------------ ---------------------------
              1                            7%
------------------------------ ---------------------------
------------------------------ ---------------------------
              2                            6%
------------------------------ ---------------------------
------------------------------ ---------------------------
              3                            4%
------------------------------ ---------------------------
------------------------------ ---------------------------
              4                            2%
------------------------------ ---------------------------
------------------------------ ---------------------------
              5                            0%
------------------------------ ---------------------------

Waiver of Contingent Deferred Sales Charge Under Either CDSC Option

Each contract year, the contract owner may withdraw without a CDSC the greater of:

1)   the lesser of:

     a) 10% of all purchase payments made to the contract, reduced by any withdrawals; or

     b)   10% of the contract value; or

2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1) upon the annuitization of contracts which have been in force for at least two years;

2)   upon payment of a death benefit; or

3) from any values which have been held in a contract for at least 5 or 7 years, depending on the CDSC option elected.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options and the variable account.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

REDUCED PURCHASE PAYMENT OPTION

If the contract owner has chosen the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. Nationwide may realize a profit from this charge. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election:

1) the total of all purchase payments, less surrenders, is maintained at $25,000 or more; and

2) during such period and continuance, all subsequent purchase payments were at least $1,000.

This election must be submitted in writing on a form provided by Nationwide. Termination of the option will occur as of the date on the election form, and the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

For contracts issued in the State of Oregon ONLY, if the contract owner has chosen the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annualized rate of 0.30% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payments will be $25.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election the total of all purchase payments, less surrenders, is maintained at $15,000 or more.

This election must be submitted in writing on a form provided by Nationwide. Termination of the option will occur as of the date on the election form, and the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.
--------------------------------------------------------------------------------

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either:

o 0.05% of the daily net assets of the variable account (for the Five-Year Reset Death Benefit);

o 0.15% of the daily net assets of the variable account (for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection); or

o 0.20% of the daily net assets of the variable account (for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection).

The charge assessed depends on which option the contract owner elects. Nationwide may realize a profit from the charges assessed for these options. Each benefit is described below.

Five-Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection and the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection both offer a Spousal Protection feature - there is no additional charge for this feature. The Spousal Protection feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection feature is only available in conjunction with the specified death benefit options and is only available for contracts issued as

IRAs and Roth IRAs, provided the following conditions are satisfied:

1) one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. Only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

2)   the spouses must be co-annuitants;

3)   both co-annuitants must be age 85 or younger at the time of issue;

4)   the spouses must each be named as beneficiaries;

5) no person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6) if both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

7) if a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8) if a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to Nationwide's home office. In addition, the date of marriage must be after the election of the death benefit option.

Long Term Care Facility and Terminal Illness Benefit

The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection and the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection both offer a Long Term Care Facility and Terminal Illness benefit available at no additional charge. If, at the time of application, the purchaser elected an optional CDSC schedule, no CDSC will be assessed against withdrawals, provided the conditions described below are satisfied. If, at the time of application, the purchaser did not elect an optional CDSC schedule, the Terminal Illness benefit is inapplicable, as no CDSC applies to withdrawals from the contract.

If the purchaser elected an optional CDSC schedule, no CDSC will be charged if:

1)   the third contract anniversary has passed; and

2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

3) the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waiver will apply if either joint owner meets the qualifications listed above. For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATIONS LISTED ABOVE.
--------------------------------------------------------------------------------

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.05% (for the Five-Year Reset Death Benefit) or 0.10% (for the One-Year Step Up Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Nationwide may realize a profit from the charges assessed for these options. Each benefit is described below.

Five-Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Nationwide may realize a profit from the charges assessed for these options. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spousal protection, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)   terminate the contract; or

b) continue the contract in accordance with the "Required Distributions" section (see, "Appendix C: Contract Types and Tax Information").

Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b  = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the rider is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)   the benefit will terminate and will no longer be in effect; and

c)   the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated to the sub-accounts of the variable account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

REMOVAL OF VARIABLE ACCOUNT CHARGES

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.60% until the benefit is applied. Once the benefit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.20%. Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.60% will have a lower unit value than sub-account X with charges of 1.20% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

OWNERSHIP RIGHTS

CONTRACT OWNER

The contract owner and the annuitant must be the same person for contracts described in this prospectus. The contract owner has all rights under the contract.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance unless Nationwide approves a request for an annuitant of greater age.

BENEFICIARY AND CONTINGENT BENEFICIARY

The contract owner may request a change in the beneficiary or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests.

The beneficiary(ies) is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date. The annuitant can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) survives the annuitant, the contingent beneficiary(ies) will receive the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the annuitant's estate will receive the death benefit.

Once recorded, the change will be effective as of the date the request was signed, whether or not the annuitant was living at the time the request was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

The minimum initial purchase payment to a contract is $15,000. Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, the minimum initial and subsequent purchase payments will be reduced to $1,000 for the initial purchase payment and $25 for subsequent purchase payments.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under Nationwide contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchanged is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the annuitant will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

1)   the value of amounts allocated to the sub-accounts; and

2)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts and amounts from the Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual fund for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)   is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c) is a factor representing the daily variable account annual expenses, which may include charges and/or reductions for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.95% to 2.55% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)   subtracting charges deducted in accordance with the contract.

TRANSFER REQUESTS

Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.


Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").


TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.


To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurance that all the risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.


Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from a Guaranteed Term Option), will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.


In general, Nationwide will adhere to the following guidelines:


---------------------------------- -------------------------------
TRADING BEHAVIOR                   NATIONWIDE'S RESPONSE
---------------------------------- -------------------------------
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)  they have been identified
                                        as engaging in harmful trading
                                        practices; and
                                   (2)  if their transfer events
                                        exceed 11 in 2 consecutive
                                        calendar quarters or 20 in
                                        one calendar year, the
                                        contract owner will be limited
                                        to submitting transfer
                                        requests via U.S. mail.
---------------------------------- -------------------------------
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.


Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone. However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value. Rather, they will receive the accumulation unit value that is calculated on the following business day. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisers will receive advance notice of being subject to the one-day delay program.


Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to the terms and conditions imposed by the contract and the underlying mutual funds.

TRANSFERS AFTER ANNUITIZATION


After annuitization, transfers may only be made on the anniversary of the annuitization date. Guaranteed Term Options are not available after annuitization.


RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will return purchase payments paid. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of the contract value before the earlier of the annuitization date or his or her death. Surrenders from the contract may be subject to federal income tax and/or a tax penalty. See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless otherwise instructed by the contract owner.

A CDSC may apply if the contract owner elected an optional CDSC schedule. The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to a subsequent CDSC. The contract owner may take the CDSC from either:

a)   the amount requested; or

b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account annual expenses;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

If the contract owner elected a CDSC option, a CDSC may apply.

ASSIGNMENT

Contract rights may not be assigned.

SERVICES

ASSET REBALANCING


Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.


Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows the contract owner to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts.


Contract owners direct Nationwide to automatically transfer specified amounts from the Gartmore Money Market Fund: Service Class to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.


Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide does not guarantee that this program will result in a profit or protect contract owners from a loss.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options. If the contract owner elected a CDSC option, a CDSC may apply.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner elected a CDSC option and takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1)   the lesser of:

     a) 10% of all purchase payments made to the contract, reduced by any withdrawals; or

     b)   10% of the contract value;

2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

------------------------------ -----------------------
                                   PERCENTAGE OF
      CONTRACT OWNER'S             CONTRACT VALUE
             AGE
------------------------------ -----------------------
------------------------------ -----------------------
        Under age 59 1/2                    5%
------------------------------ -----------------------
------------------------------ -----------------------
   Age 59 1/2 through age 61                7%
------------------------------ -----------------------
------------------------------ -----------------------
    Age 62 through age 64                8%
------------------------------ -----------------------
------------------------------ -----------------------
    Age 65 through age 74               10%
------------------------------ -----------------------
------------------------------ -----------------------
       Age 75 and over                  13%
------------------------------ -----------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C:
Contract Types and Tax Information).

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Before the annuitization date, the contract owner must choose:

1)   an annuity payment option; and

2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary depending on the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

---------------------------------------------------------
   A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN
EXERCISING THE GUARANTEED MINIMUM INCOME BENEFIT OPTION.
---------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS ("GMIB")

GMIBs are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) minus (b), but will never be greater than 200% of all purchase payments, where:

a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday; and

b) is the reductions to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Option 1 Illustrations

The following charts illustrate the amount of income that will be provided to the annuitant if the contract is annuitized at the 7th, 10th, or 15th contract anniversary date using GMIB Option 1.

The illustrations assume the following:

o An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

o    The contract is issued to a MALE at age 55, 65, or 70; and

o A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                             7 Years in Accumulation
                      $140,710.04 for GMIB at Annuitization
-------------- -------------- ---------------- ------------
 Male Age at    Male Age at    GMIB Purchase     Monthly
    Issue      Annuitization       Rate*          GMIB
-------------- -------------- ---------------- ------------
-------------- -------------- ---------------- ------------
     55             62             $4.72         $664.15
-------------- -------------- ---------------- ------------
-------------- -------------- ---------------- ------------
     65             72             $5.96         $838.63
-------------- -------------- ---------------- ------------
-------------- -------------- ---------------- ------------
     70             77             $6.79         $955.42
-------------- -------------- ---------------- ------------

                            10 Years in Accumulation
                      $162,889.46 for GMIB at Annuitization
-------------- -------------- ---------------- -----------
 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
-------------- -------------- ---------------- -----------
-------------- -------------- ---------------- -----------
     55             65             $5.03         $819.33
-------------- -------------- ---------------- -----------
-------------- -------------- ---------------- -----------
     65             75             $6.44       $1,049.01
-------------- -------------- ---------------- -----------
-------------- -------------- ---------------- -----------
     70             80             $7.32       $1,192.35
-------------- -------------- ---------------- -----------

                            15 Years in Accumulation
                      $200,000.00 for GMIB at Annuitization
-------------- --------------- --------------- -----------
 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
-------------- --------------- --------------- -----------
-------------- --------------- --------------- -----------
     55              70           $5.66        $1,132.00
-------------- --------------- --------------- -----------
-------------- --------------- --------------- -----------
     65              80           $7.32        $1,464.00
-------------- --------------- --------------- -----------
-------------- --------------- --------------- -----------
     70              85           $8.18        $1,636.00
-------------- --------------- --------------- -----------

*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations that occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

1)   after the contract has been in effect for seven years; and

2)   the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

o    Life Annuity;

o    Joint and Survivor Annuity; and

o    Life Annuity with 120 or 240 Monthly Payments Guaranteed.


Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

o The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

----------------------------------------------------------------
  IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE GMIB
                            OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

     A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

     Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

     The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

     Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

     GMIB may not be approved in all states.
----------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

DEATH BENEFITS

DEATH OF CONTRACT OWNER/ANNUITANT

Because the contract owner and the annuitant must be the same person, if the contract owner/annuitant dies before the annuitization date, a death benefit is payable to the beneficiary.

The beneficiary may elect to receive the death benefit:

1)   in a lump sum;

2)   as an annuity; or

3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select a death benefit option at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the standard contractual death benefit.

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. The death benefit value is determined as of the date Nationwide receives:

1)   proper proof of the annuitant's death;

2)   an election specifying the distribution method; and

3)   any state required form(s).

Standard Contractual Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five-Year Reset Death Benefit (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five-Year Reset Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

o    semi-annual and annual reports of allocated underlying mutual funds.


Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.


IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s). Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.


LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. Nationwide has been contacted by regulatory agencies and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. Nationwide is cooperating with regulators in connection with these inquiries. Nationwide Mutual Insurance Company ("NMIC"), Nationwide's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including Nationwide. Nationwide will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of Nationwide's litigation matters.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, Nationwide filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted Nationwide's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and Nationwide intends to defend it vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or Nationwide Life and Annuity Insurance Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted Nationwide's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, Nationwide was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. The plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. The plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. Nationwide intends to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.


ADVERTISING

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the 7 year CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

                             TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                                                                              PAGE

General Information and History..................................................................................................1
Services.........................................................................................................................1
Purchase of Securities Being Offered.............................................................................................2
Underwriters.....................................................................................................................2
Annuity Payments.................................................................................................................2
Condensed Financial Information..................................................................................................2
Financial Statements...........................................................................................................176


APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.


AIM DYNAMICS FUND: INVESTOR CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AIM SMALL COMPANY GROWTH FUND: INVESTOR CLASS
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AIM TOTAL RETURN FUND: INVESTOR CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     INVESCO Institutional (N.A.), Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation and current income.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY GROWTH: INVESTOR CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY INCOME & GROWTH: ADVISOR CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth by investing in common stocks.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY INTERNATIONAL GROWTH: ADVISOR CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY SHORT TERM GOVERNMENT: INVESTOR CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High current income and preservation of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY ULTRA: INVESTOR CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

DREYFUS APPRECIATION FUND, INC.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS EMERGING LEADERS FUND
This underlying mutual fund is only available in contracts for which good order applications were received before October 2, 2000.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS PREMIER BALANCED OPPORTUNITY FUND: CLASS Z

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Wisconsin Capital Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return through a combination of capital appreciation and current income.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS PREMIER THIRD CENTURY FUND, INC.: CLASS Z
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth with current income as a secondary goal.

------------------------------------------------ -----------------------------------------------------------------------------------


FEDERATED BOND FUND: CLASS F
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Federated Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FEDERATED EQUITY INCOME FUND: CLASS F
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Federated Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Above average income and capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FEDERATED HIGH YIELD TRUST

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Federated Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FEDERATED INTERMEDIATE CORPORATE BOND FUND: INSTITUTIONAL SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Federated Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY ADVISOR BALANCED FUND: CLASS A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Income and growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY ADVISOR EQUITY GROWTH FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY ADVISOR EQUITY INCOME FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Seeks a yield, which exceeds the composite dividend yield on securities comprising the S&P 500 Index.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY ADVISOR HIGH INCOME ADVANTAGE FUND: CLASS T
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY ADVISOR OVERSEAS FUND: CLASS A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS 2R

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management and Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FRANKLIN BALANCE SHEET INVESTMENT FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Franklin Advisory Services, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


FRANKLIN MUTUAL SERIES FUND, INC. - MUTUAL SHARES FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Franklin Mutual Advisers, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FRANKLIN SMALL-MID CAP GROWTH FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Franklin Advisers, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 3

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Templeton Investment Counsel, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE BOND FUND: CLASS D
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income as is consistent with preserving capital.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE BOND INDEX FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Fund Asset Management, LP

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Match performance of Lehman Brothers Aggregate Bond Index.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE GOVERNMENT BOND FUND: CLASS D

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income as is consistent with preserving capital.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE GROWTH FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE GROWTH FUND: CLASS D
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 19, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE GMF INVESTOR DESTINATION FUNDS: SERVICE CLASS

--------------------------- --------------------------------------------------------------------------------------------------------

Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.

--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- --------------------------------------------------------------------------------------------------------

Sub-adviser:                NorthPointe Capital, LLC

--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GMF INVESTOR       Investment Objective:               To maximize total investment return for a given level of risk by
DESTINATIONS CONSERVATIVE                                       seeking income and, secondarily, long-term growth of
capital.
FUND: SERVICE CLASS

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GMF INVESTOR       Investment Objective:               To maximize total investment return for a given level of risk by
DESTINATIONS MODERATELY                                         seeking income and, secondarily, long-term growth of
capital.
CONSERVATIVE FUND:
SERVICE CLASS

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GMF INVESTOR       Investment Objective:               To maximize total investment return for a given level of risk by
DESTINATIONS MODERATE                                           seeking both growth of capital income and income.
FUND: SERVICE CLASS

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GMF INVESTOR       Investment Objective:               To maximize total investment return for a given level of risk by
DESTINATIONS MODERATELY                                         seeking growth of capital, as well as income.
AGGRESSIVE FUND: SERVICE
CLASS

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GMF INVESTOR       Investment Objective:               To maximize total investment return for a given level of risk by
DESTINATIONS AGGRESSIVE                                         seeking growth of capital.
FUND: SERVICE CLASS

--------------------------- ----------------------------------- --------------------------------------------------------------------

The Gartmore GMF Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Gartmore GMF Investor Destinations Funds, contract owners who select these funds will indirectly pay a proportionate share of the applicable fees and expenses of the underlying funds. Please refer to the prospectus for the Gartmore GMF Investor Destinations Funds for more information.

GARTMORE INTERNATIONAL INDEX FUND: CLASS A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Fund Asset Management, LP

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            The Fund seeks to match the performance of the Morgan Stanley International
                                                 Europe, Australasia and Far East Index Capital ("EAFE Index") as closely as possible.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE LARGE CAP VALUE FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     NorthPointe Capital, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Maximize total return, consisting of both capital appreciation and current income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE MID CAP MARKET INDEX FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Fund Asset Management, LP

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Match performance of the S&P Mid Cap 400(R) Index.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE MONEY MARKET FUND: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income as is consistent with preserving capital.

------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE NATIONWIDE(R) FUND: CLASS D

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Total return through a flexible combination of capital appreciation and current income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE S&P 500(R) INDEX FUND: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Provide investment results that correspond to the price and yield performance represented by the S&P 500 Index.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE SMALL CAP FUND: CLASS A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE SMALL CAP INDEX FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Fund Asset Management, LP

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Match performance of the Russell 2000(R) Index.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VALUE OPPORTUNITIES FUND: CLASS A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     NorthPointe Capital, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation through investment inc ommon stocks or their equivalents..

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     J.P. Morgan Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return from a diversified portfolio of equity and fixed income securities.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS ADVISER BALANCED FUND: I SHARES
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS ADVISER INTERNATIONAL GROWTH FUND: I SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS ADVISER WORLDWIDE FUND: I SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS FUND
This underlying mutual fund is only available in contracts for which good order applications were received before May 24, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

JANUS TWENTY FUND
This underlying mutual fund is only available in contracts for which good order applications were received before May 24, 2004

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS WORLDWIDE FUND
This underlying mutual fund is only available in contracts for which good order applications were received before October 2, 2000.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


LAZARD SMALL CAP PORTFOLIO: OPEN SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Lazard Asset Management

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN GENESIS FUND: TRUST CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN GUARDIAN FUND: TRUST CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN PARTNERS FUND: TRUST CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND: TRUST CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER CAPITAL APPRECIATION FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER CHAMPION INCOME FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High current income.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER GLOBAL FUND: CLASS A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER STRATEGIC INCOME FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High current income.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS 4

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).


PIMCO TOTAL RETURN FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Pacific Investment Management Company LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Maximize total return.

------------------------------------------------ -----------------------------------------------------------------------------------


PUTNAM INTERNATIONAL EQUITY FUND: CLASS A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Putnam Investment Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


PUTNAM VOYAGER FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Putnam Investment Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


TEMPLETON FOREIGN FUND: CLASS A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Templeton Investment Counsel, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


VAN KAMPEN GROWTH AND INCOME FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Kampen Asset Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Income and long-term growth.

------------------------------------------------ -----------------------------------------------------------------------------------


VAN KAMPEN MID CAP GROWTH FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Kampen Investment Advisory Corp.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


VAN KAMPEN REAL ESTATE SECURITIES FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Kampen Asset Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


WADDELL & REED ADVISORS SMALL CAP FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Waddell & Reed Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


WELLS FARGO ADVANTAGE COMMON STOCK FUND: CLASS Z
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Wells Fargo Funds Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Wells Capital Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


WELLS FARGO ADVANTAGE GROWTH FUND: INVESTOR CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Wells Fargo Funds Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Wells Capital Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND: INVESTOR CLASS
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Wells Fargo Funds Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Matrix Asset Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Total return.

------------------------------------------------ -----------------------------------------------------------------------------------


WELLS FARGO ADVANTAGE MID CAP GROWTH FUND: CLASS Z
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Wells Fargo Funds Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Wells Capital Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

APPENDIX B: CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for contracts with optional benefits yielding the lowest variable account charges possible under the contract (0.95%) and contracts with the highest variable account charges possible under the contract as of December 31, 2002 (2.55%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

                   CALLING: 1-800-848-6331, TDD 1-800-238-3035

                   WRITING: Nationwide Life Insurance Company
                            One Nationwide Plaza, RR1-04-F4
                            Columbus, Ohio 43215

       CHECKING ON-LINE AT: www.nationwidefinancial.com

On April 8, 2005, the Strong Advisor Common Stock Fund, Inc.: Class Z merged into the Wells Fargo Advantage Common Stock Fund: Class Z. The condensed financial information shown in this appendix is as of December 31, 2004, when the above-mentioned underlying mutual fund was still the Strong Advisor Common Stock Fund, Inc.: Class Z.

On April 8, 2005, the Strong Growth & Income Fund: Investor Class merged into the Wells Fargo Advantage Growth and Income Fund: Investor Class. The condensed financial information shown in this appendix is as of December 31, 2004, when the above-mentioned underlying mutual fund was still the Strong Growth & Income
Fund: Investor Class.

On April 8, 2005, the Strong Advisor Mid Cap Growth Fund: Class Z merged into the Wells Fargo Advantage Mid Cap Growth Fund: Class Z. The condensed financial information shown in this appendix is as of December 31, 2004, when the above-mentioned underlying mutual fund was still the Strong Advisor Mid Cap Growth Fund: Class Z.

                  NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL
           0.95%) (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)

-----------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF        PERIOD
                             UNIT VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT  ACCUMULATION UNITS
                              BEGINNING OF       END OF PERIOD             VALUE         AT END OF PERIOD
                                 PERIOD

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

AIM Dynamics Fund:                5.200689            5.766363               10.88%           81,273           2004
Investor Class                    3.797162            5.200689               36.96%          119,796           2003
                                  5.728945            3.797162              -33.72%           92,435           2002
                                  8.618967            5.728945              -33.53%          109,091           2001
                                 10.000000            8.618967              -13.81%           64,128          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

AIM Small Company Growth          6.219043            6.963222               11.97%           25,358           2004
Fund: Investor Class              4.703304            6.219043               32.23%           33,530           2003
                                  6.920419            4.703304              -32.04%           33,181           2002
                                  8.834977            6.920419              -21.67%           19,961           2001
                                 10.000000            8.834977              -11.65%           12,232          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

AIM Total Return Fund:            9.656737            9.923313                2.76%            8,427           2004
Investor Class                    8.374638            9.656737               15.31%            8,778           2003
                                  9.656751            8.374638              -13.28%            3,436           2002
                                  9.841281            9.656751               -1.88%            2,947           2001
                                 10.000000            9.841281               -1.59%              738          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

American Century Growth:          5.815324            6.330750                8.86%           18,635           2004
Investor Class                    4.719072            5.815324               23.23%           26,286           2003
                                  6.449502            4.719072              -26.83%           27,964           2002
                                  8.006373            6.449502              -19.45%           24,480           2001
                                 10.000000            8.006373              -19.94%           18,894          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF        PERIOD
                             UNIT VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT  ACCUMULATION UNITS
                              BEGINNING OF       END OF PERIOD             VALUE         AT END OF PERIOD
                                 PERIOD
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

American Century Income &         8.252939            9.213789               11.64%           92,082           2004
Growth: Advisor Class             6.442445            8.252939               28.10%           85,506           2003
                                  8.090015            6.442445              -20.37%           70,142           2002
                                  8.939837            8.090015               -9.51%           65,887           2001
                                 10.000000            8.939837              -10.60%           28,545          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

American Century                  6.220231            7.087782               13.95%           18,371           2004
International Growth:             5.019457            6.220231               23.92%           23,512           2003
Advisor Class                     6.293419            5.019457              -20.24%           17,596           2002
                                  8.703964            6.293419              -27.69%           13,166           2001
                                 10.000000            8.703964              -12.96%           10,521          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

American Century Short           11.714647           11.679853               -0.30%           58,233           2004
Term Government: Investor        11.696579           11.714647                0.15%           76,777           2003
Class                            11.221121           11.696579                4.24%           65,399           2002
                                 10.573184           11.221121                6.13%           33,476           2001
                                 10.000000           10.573184                5.73%            8,134          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

American Century Ultra:           6.429116            7.049066                9.64%          145,914           2004
Investor Class                    5.158453            6.429116               24.63%          186,939           2003
                                  6.776523            5.158453              -23.88%          131,889           2002
                                  8.012883            6.776523              -15.43%          150,587           2001
                                 10.000000            8.012883              -19.87%          141,363          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

American Century Variable        10.000000           11.288648               12.89%                0          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Dreyfus Appreciation Fund,        8.643389            9.038190                4.57%          115,254           2004
Inc.                              7.248454            8.643389               19.24%          128,837           2003
                                  8.832242            7.248454              -17.93%           61,125           2002
                                  9.991471            8.832242              -11.60%           92,105           2001
                                 10.000000            9.991471               -0.09%           55,201          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Dreyfus Emerging Leaders         10.040845           11.360774               13.15%              747           2004
Fund                              7.267637           10.040845               38.16%              747           2003
                                  9.190358            7.267637              -20.92%              747           2002
                                 10.299752            9.190358              -10.77%            1,134           2001
                                 10.000000           10.299752                3.00%            1,282          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Dreyfus Premier Balanced         10.000000           10.129497                1.29%           14,979          2004*
Opportunity Fund: Class Z

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Dreyfus Premier Third             5.703293            5.983934                4.92%            3,548           2004
Century Fund, Inc.: Class Z       4.574388            5.703293               24.68%            3,528           2003
                                  6.539025            4.574388              -30.04%            2,417           2002
                                  8.654874            6.539025              -24.45%           38,237           2001
                                 10.000000            8.654874              -13.45%           38,237          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Federated Bond Fund: Class       13.148666           13.906918                5.77%            7,861           2004
F                                11.761005           13.148666               11.80%           11,882           2003
                                 11.104428           11.761005                5.91%           13,937           2002
                                 10.446497           11.104428                6.30%           19,305           2001
                                 10.000000           10.446497                4.46%            6,543          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF        PERIOD
                             UNIT VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT  ACCUMULATION UNITS
                              BEGINNING OF       END OF PERIOD             VALUE         AT END OF PERIOD
                                 PERIOD

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Federated Equity Income           7.478763            8.368710               11.90%            1,723           2004
Fund: Class F                     6.092039            7.478763               22.76%            4,547           2003
                                  7.633153            6.092039              -20.19%            1,723           2002
                                  8.688905            7.633153              -12.15%                0           2001
                                 10.000000            8.688905              -13.11%                0           2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Federated High Yield Trust       10.845246           11.991578               10.57%           19,097           2004
                                  8.915066           10.845246               21.65%           21,857           2003
                                  8.995104            8.915066               -0.89%            4,584           2002
                                  9.256360            8.995104               -2.82%            2,138           2001
                                 10.000000            9.256360               -7.44%            3,453          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Federated Intermediate           12.492144           12.772047                2.24%           28,580           2004
Corporate Bond Fund:             11.893675           12.492144                5.03%           12,521           2003
Institutional Service            11.025342           11.893675                7.88%            9,390           2002
Shares                           10.366304           11.025342                6.36%            8,072           2001
                                 10.000000            9.256360                3.66%                0          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Fidelity Advisor Balanced         9.789230           10.199492                4.19%           30,864           2004
Fund: Class A                     8.384547            9.789230               16.75%           32,610           2003
                                  9.281568            8.384547               -9.66%           30,367           2002
                                  9.535378            9.281568               -2.66%           33,818           2001
                                 10.000000            9.535378               -4.65%            5,901          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Fidelity Advisor Equity           6.422366            6.542399                1.87%          107,995           2004
Growth Fund: Class A              4.909408            6.422366               30.82%          113,979           2003
                                  7.134728            4.909408              -31.19%           60,496           2002
                                  8.778524            7.134728              -18.73%           36,401           2001
                                 10.000000            8.778524              -12.21%                0          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Fidelity Advisor Equity          11.530143           12.804867               11.06%          147,647           2004
Income Fund: Class A              9.041160           11.530143               27.53%          156,130           2003
                                 10.802783            9.041160              -16.31%           96,630           2002
                                 11.153342           10.802783               -3.14%           65,679           2001
                                 10.000000           11.153342               11.53%           17,586          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Fidelity Advisor Growth           7.029714            7.456168                6.07%           14,655           2004
Opportunities Fund: Class A       5.484944            7.029714               28.16%           14,208           2003
                                  7.130415            5.484944              -23.08%           10,343           2002
                                  8.471403            7.130415              -15.83%           10,871           2001
                                 10.000000            8.471403              -15.29%            9,358          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Fidelity Advisor High            11.985781           13.635551               13.76%           42,539           2004
Income Advantage Fund:            8.424851           11.985781               42.27%           49,704           2003
Class T                           8.862640            8.424851               -4.94%           35,327           2002
                                  9.055246            8.862640               -2.13%            4,378           2001
                                 10.000000            9.055246               -9.45%            4,427          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Fidelity Advisor Overseas         8.211656            9.191148               11.93%           11,161           2004
Fund: Class A                     5.744635            8.211656               42.94%           10,757           2003
                                  7.261801            5.744635              -20.89%            2,717           2002
                                  9.179810            7.261801              -20.89%            1,607           2001
                                 10.000000            9.179810               -8.20%                0          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Fidelity Variable                10.000000           11.062514               10.63%            8,053          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF        PERIOD
                             UNIT VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT  ACCUMULATION UNITS
                              BEGINNING OF       END OF PERIOD             VALUE         AT END OF PERIOD
                                 PERIOD

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Fidelity Franklin Balance        14.908237           18.503384               24.12%           32,924           2004
Sheet Investment Fund:           11.615476           14.908237               28.35%           27,343           2003
Class A                          12.470576           11.615476               -6.86%           11,907           2002
                                 10.697280           12.470576               16.58%            7,277           2001
                                 10.000000           10.697280                6.97%                0           2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Franklin Mutual Series           12.739043           14.319913               12.42%          106,905           2004
Fund, Inc. - Mutual Shares       10.191797           12.738043               24.98%          104,730           2003
Fund: Class A                    11.587095           10.191797              -12.04%           73,324           2002
                                 11.043068           11.587095                4.93%           48,422           2001
                                 10.000000           11.043068               10.43%                0          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Franklin Small-Mid Cap            6.394733            7.159818               11.96%          188,534           2004
Growth Fund: Class A              4.689230            6.394733               36.37%          164,688           2003
                                  6.722932            4.689230              -30.25%           93,847           2002
                                  8.541275            6.722932              -21.29%           61,740           2001
                                 10.000000            8.541275              -14.59%           28,023          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Franklin Templeton               10.000000           11.551866               15.52%           12,056          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Bond Fund: Class D      13.163690           13.668177                3.83%           17,890           2004
                                 12.491862           13.163690                5.38%           19,054           2003
                                 11.541979           12.491862                8.23%           19,274           2002
                                 10.608876           11.541979                8.80%            7,469           2001
                                 10.000000           10.608876                6.09%              392          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Bond Index Fund:        12.352129           12.691418                2.75%            4,428           2004
Class A                          12.086750           12.352129                2.20%            3,550           2003
                                 11.148665           12.086750                8.41%            1,369           2002
                                 10.504913           11.148665                6.13%              202           2001
                                 10.000000           10.504913                5.05%                0          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Government Bond         13.039627           13.358305                2.44%          134,110           2004
Fund: Class D                    12.919549           13.039627                0.93%          130,669           2003
                                 11.752975           12.919549                9.93%          139,705           2002
                                 10.987054           11.752975                6.97%           75,180           2001
                                 10.000000           10.987054                9.87%            5,241          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Growth Fund:            10.174135           10.862922                6.77%           12,049           2004
Class A                          10.000000           10.174135                1.74%            6,389          2003*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Growth Fund:             4.904327            5.251820                7.09%           13,864           2004
Class D                           3.722127            4.904327               31.76%           18,265           2003
                                  5.270727            3.722127              -29.38%                0           2002
                                  7.369169            5.270727              -28.48%            4,350           2001
                                 10.000000            7.369169              -26.31%            4,350          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore GMF Investor            10.781041           11.188041                3.78%           66,831           2004
Destinations Conservative        10.110988           10.781041                6.63%           47,517           2003
Fund: Service Class              10.155205           10.110988               -0.44%           16,013           2002
                                 10.039080           10.155205                1.16%                0           2001
                                 10.000000           10.039080                0.39%                0          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF        PERIOD
                             UNIT VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT  ACCUMULATION UNITS
                              BEGINNING OF       END OF PERIOD             VALUE         AT END OF PERIOD
                                 PERIOD

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore GMF Investor            10.355850           10.981815                6.04%           74,053           2004
Destinations Moderately           9.209082           10.355850               12.45%           53,427           2003
Conservative Fund: Service        9.709012            9.209082               -5.15%                0           2002
Class                             9.917994            9.709012               -2.11%                0           2001
                                 10.000000            9.917994               -0.82%                0          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore GMF Investor             9.760110           10.577743                8.38%          153,858           2004
Destinations Moderate             8.231400            9.760110               18.57%           35,642           2003
Fund: Service Class               9.188044            8.231400              -10.41%           27,423           2002
                                  9.739100            9.188044               -5.66%           18,207           2001
                                 10.000000            9.739100               -2.61%                0          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore GMF Investor             9.199831           10.214734               11.03%           35,789           2004
Destinations Moderately           7.353261            9.199831               25.11%           25,892           2003
Aggressive Fund: Service          8.676240            7.353261              -15.25%            3,932           2002
Class                             9.603495            8.676240               -9.66%                0           2001
                                 10.000000            9.603495               -3.97%                0          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore GMF Investor             8.752362            9.883275               12.92%            8,665           2004
Destinations Aggressive           6.709728            8.752362               30.44%            1,428           2003
Fund: Class A                     8.301650            6.709728              -19.18%              162           2002
                                  9.465217            8.301650              -12.29%                0           2001
                                 10.000000            9.465217               -5.35%                0          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore International            8.187391            9.661542               18.01%                0           2004
Index Fund: Class A               6.031974            8.187391               35.73%                0           2003
                                  7.399695            6.031974              -18.48%                0           2002
                                  9.642410            7.399695              -23.26%                0           2001
                                 10.000000            9.642410               -3.58%                0          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Large Cap Value         11.468670           13.164273               14.78%           13,000           2004
Fund: Class A                     9.043656           11.468670               26.81%           18,984           2003
                                 10.590508            9.043656              -14.61%            7,275           2002
                                 11.229368           10.590508               -5.69%            7,889           2001
                                 10.000000           11.229368               12.29%                0          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Mid Cap Market          10.633602           12.173694               14.48%           23,073           2004
Index Fund: Class A               7.988701           10.633602               33.11%           19,761           2003
                                  9.519402            7.988701              -16.08%           11,511           2002
                                  9.785451            9.519402               -2.72%              639           2001
                                 10.000000            9.785451               -2.15%                0          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Money Market            10.537802           10.508286               -0.28%           64,254           2004
Fund: Service Class              10.585603           10.537802               -0.45%           81,528           2003
                                 10.580827           10.585603                0.05%          141,507           2002
                                 10.332702           10.580827                2.40%          208,916           2001
                                 10.000000           10.332702                3.33%           15,275          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Nationwide(R) Fund:        8.611505            9.363215                8.73%           10,035           2004
Class D                           6.840342            8.611505               25.89%           10,507           2003
                                  8.333346            6.840342              -17.92%            5,410           2002
                                  9.555125            8.333346              -12.79%           11,331           2001
                                 10.000000            9.555125               -4.45%            5,405          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF        PERIOD
                             UNIT VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT  ACCUMULATION UNITS
                              BEGINNING OF       END OF PERIOD             VALUE         AT END OF PERIOD
                                 PERIOD

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore S&P 500(R) Index           7.551419            8.249721                9.25%           67,839           2004
Fund: Service Class               5.965991            7.551419               26.57%           78,194           2003
                                  7.789303            5.965991              -23.41%           80,721           2002
                                  8.970533            7.789303              -13.17%           97,798           2001
                                 10.000000            8.970533              -10.29%          101,963          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Small Cap Fund:         11.637303           14.496877               24.57%           31,040           2004
Class A                           7.937781           11.637303               46.61%            4,994           2003
                                  9.838784            7.937781              -19.32%            1,047           2002
                                 10.124691            9.838784                2.82%              925           2001
                                 10.000000           10.124691                1.25%              207          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Small Cap Index         10.764301           12.555585               16.64%          32,3271           2004
Fund: Class A                     7.472028           10.764301               44.06%            8,177           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Value                   12.422556           13.953947               12.33%           29,505           2004
Opportunities Fund: Class A       9.174929           12.422556               35.40%            8,814           2003
                                 10.816539            9.174929              -15.18%            1,279           2002
                                 10.722700           10.816539                0.88%                0           2001
                                 10.000000           10.722700                7.23%                0          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Variable                 9.886997           10.624628                7.46%            4,189           2004
Insurance Trust - J.P.            8.429538            9.886997               17.29%            3,048           2003
Morgan GVIT Balanced Fund:        9.705404            8.429538              -13.15%                0           2002
Class I                          10.000000            9.705404               -2.95%                0           2001

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Janus Adviser Balanced            9.635732           10.347445                7.39%           41,972           2004
Fund: I Shares                    8.533019            9.635732               12.92%           79,916           2003
                                  9.220558            8.533019               -7.46%           68,954           2002
                                  9.783183            9.220558               -5.75%           20,609           2001
                                 10.000000            9.783183               -2.17%              350          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Janus Adviser                     6.716485            7.973365               18.71%                0           2004
International Growth Fund:        5.031164            6.716485               33.50%                0           2003
I Shares                          6.829199            5.031164              -26.33%                0           2002
                                  8.929608            6.829199              -23.52%                0           2001
                                 10.000000            8.929608              -10.70%                0          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Janus Adviser Worldwide           6.161469            6.391797                3.74%           23,922           2004
Fund: I Shares                    5.064214            6.161469               21.67%           44,551           2003
                                  6.909361            5.064214              -26.71%           42,954           2002
                                  8.838918            6.909361              -21.83%           39,243           2001
                                 10.000000            8.838918              -11.61%           17,539          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Janus Fund                        5.468299            5.670205                3.69%           87,927           2004
                                  4.191664            5.468299               30.46%           98,325           2003
                                  5.842114            4.191664              -28.25%          101,949           2002
                                  7.982384            5.842114              -26.81%          131,732           2001
                                 10.000000            7.982384              -20.18%           50,813          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Janus Twenty Fund                 4.505613            5.529139               22.72%           91,358           2004
                                  3.630109            4.505613               24.12%          140,909           2003
                                  4.823650            3.630109              -24.74%          164,145           2002
                                  6.879094            4.823650              -29.88%          255,259           2001
                                 10.000000            6.879094              -31.21%          181,852          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF        PERIOD
                             UNIT VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT  ACCUMULATION UNITS
                              BEGINNING OF       END OF PERIOD             VALUE         AT END OF PERIOD
                                 PERIOD

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Janus Worldwide Fund              5.423269            5.669137                4.53%            1,009           2004
                                  4.407161            5.423269               23.06%            1,011           2003
                                  6.013992            4.407161              -26.72%           11,060           2002
                                  7.873214            6.013992              -23.61%           81,297           2001
                                 10.000000            7.873214              -21.27%           88,079          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Lazard Small Cap                 14.023752           15.959931               13.81%            5,049           2004
Portfolio: Open Shares           10.217966           14.023752               37.25%            7,527           2003
                                 12.553546           10.217966              -18.60%            9,038           2002
                                 10.769748           12.553546               16.56%            7,669           2001
                                 10.000000           10.769748                7.70%            1,762          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Neuberger Berman Genesis         16.493979           19.388793               17.55%          108,555           2004
Fund: Trust Class                12.648346           16.493979               30.40%           96,867           2003
                                 13.163794           12.648346               -3.92%           58,565           2002
                                 11.858163           13.163794               11.01%           28,676           2001
                                 10.000000           11.858163               18.58%            4,295          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Neuberger Berman Guardian         8.945111           10.272030               14.83%            8,033           2004
Fund: Trust Class                 6.689081            8.945111               33.73%            3,390           2003
                                  9.114549            6.689081              -26.61%            1,899           2002
                                  9.383282            9.114549               -2.86%            1,794           2001
                                 10.000000            9.383282               -6.17%            1,783          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Neuberger Berman Partners         9.731141           11.472148               17.89%           13,423           2004
Fund: Trust Class                 7.241845            9.731141               34.37%            9,649           2003
                                  9.736446            7.241845              -25.62%            4,765           2002
                                 10.160186            9.736446               -4.17%            5,642           2001
                                 10.000000           10.160186                1.60%            2,568          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Neuberger Berman Socially        10.000000           11.312942               13.13%            1,827          2004*
Responsive Fund: Trust
Class

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Oppenheimer Capital               7.372231            7.773689                5.45%          162,965           2004
Appreciation Fund: Class A        5.749369            7.372231               28.23%          129,435           2003
                                  7.871472            5.749369              -26.96%           45,178           2002
                                  9.103062            7.871472              -13.53%           29,728           2001
                                 10.000000            9.103062               -8.97%                0          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Oppenheimer Champion             11.244628           12.163533                8.17%            5,413           2004
Income Fund: Class A             10.000000           11.244628               12.45%            4,429          2003*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Oppenheimer Global Fund:          9.058982           10.648319               17.54%          145,686           2004
Class A                           6.392280            9.058982               41.72%          185,527           2003
                                  8.321785            6.392280              -23.19%          121,801           2002
                                  9.525990            8.321785              -12.64%           92,334           2001
                                 10.000000            9.525990               -4.74%           49,595          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Oppenheimer Strategic            12.743478           13.836258                8.58%            9,902          2004
Income Fund: Class A             10.757886           12.743478               18.46%            2,745          2003
                                 10.165191           10.757886                5.83%                0          2002
                                  9.909668           10.165191                2.58%                0          2001
                                 10.000000            9.909668               -0.90%                0          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF        PERIOD
                             UNIT VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT  ACCUMULATION UNITS
                              BEGINNING OF       END OF PERIOD             VALUE         AT END OF PERIOD
                                 PERIOD

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable             10.000000           11.568978               15.69%           49,954          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

PIMCO Total Return Fund:         12.726708           13.190894                3.65%          104,965          2004
Class A                          12.229484           12.726708                4.07%           63,269          2003
                                 11.260935           12.229484                8.60%           35,184          2002
                                 10.433703           11.260935                7.93%            1,561          2001
                                 10.000000           10.433703                4.34%              328          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Putnam International             12.685958           14.605373               15.13%                0          2004
Equity Fund: Class A             10.000000           12.685958               26.86%                0          2003*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Putnam Voyager Fund: Class       11.770822           12.218073                3.80%            6,940          2004
A                                10.000000           11.770822               17.71%            6,007          2003*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Strong Advisor Common            10.281015           11.197476                8.91%           68,866          2004
Stock Fund: Class Z               7.483525           10.281015               37.38%           85,580          2003
                                  9.357925            7.483525              -20.03%           61,205          2002
                                  9.611802            9.357925               -2.64%           48,212          2001
                                 10.000000            9.611802               -3.88%           14,905          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Strong Advisor Mid Cap            4.346168            5.097335               17.28%           21,370          2004
Growth Fund: Class Z              3.268295            4.346168               32.98%           23,180          2003
                                  5.298550            3.268295              -38.32%            2,020          2002
                                  7.737517            5.298550              -31.52%                0          2001
                                 10.000000            7.737517              -22.62%                0          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Strong Growth Fund:               9.927100           11.068352               11.50%               97          2004
Investor Class                   10.000000            9.927100               -0.73%                0          2003*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Strong Growth & Income            6.592833            7.110041                7.85%           15,196          2004
Fund: Investor Class              5.348645            6.592833               23.26%           14,961          2003
                                  6.908161            5.348645              -22.57%            1,352          2002
                                  8.725542            6.908161              -20.83%            1,349          2001
                                 10.000000            8.725542              -12.74%                0          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Templeton Foreign Fund:          11.178641           13.081121               17.02%           82,323          2004
Class A                           8.647111           11.178641               29.28%           77,865          2003
                                  9.556122            8.647111               -9.51%           60,759          2002
                                 10.478436            9.556122               -8.80%           31,517          2001
                                 10.000000           10.478436                4.78%            1,691          2000*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Van Kampen Growth and            12.424152           14.021655               12.86%           72,911          2004
Income Fund: Class A             10.000000           12.424152               24.24%           34,131          2003*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Van Kampen Mid Cap Growth        12.298478           14.743094               19.88%            4,994          2004
Fund: Class A                    10.000000           12.298478               22.98%              737          2003*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Van Kampen Real Estate           12.768894           17.286156               35.38%           14,801          2004
Securities Fund: Class A         10.000000           12.768894               27.69%            1,941          2003*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Waddell & Reed Advisors          12.236884           13.727916               12.18%            5,935          2004
Small Cap Fund: Class A          10.000000           12.236884               22.37%                0          2003*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

               MAXIMUM ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL
           2.55%) (VARIABLE ACCOUNT CHARGES OF 2.55% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)

-----------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT          ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                            VALUE AT BEGINNING    VALUE AT END OF    ACCUMULATION UNIT  ACCUMULATION UNITS
                                 OF PERIOD            PERIOD               VALUE         AT END OF PERIOD

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

AIM Dynamics Fund:                6.961397            7.593917                9.09%                0           2004
Investor Class                    5.166011            6.961397               34.75%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

AIM Small Company Growth          7.722121            8.506520               10.16%                0           2004
Fund: Investor Class              5.935779            7.722121               30.09%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

AIM Total Return Fund:            9.286655            9.388874                1.10%                0           2004
Investor Class                    8.185822            9.286655               13.45%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

American Century Growth:          7.741169            8.291188                7.11%                0           2004
Investor Class                    6.384882            7.741169               21.24%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

American Century Income &         8.984408            9.868467                9.84%                0           2004
Growth: Advisor Class             7.128447            8.984408               26.04%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

American Century                  7.840876            8.790187               12.11%                0           2004
International Growth:             6.431029            7.840876               21.92%                0           2003
Advisor Class

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

American Century Short           10.344421           10.147043               -1.91%                0           2004
Term Government: Investor        10.000000           10.344421               -1.46%                0          2003*
Class

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

American Century Ultra:           8.408159            9.070075                7.87%                0           2004
Investor Class                    6.857001            8.408159               22.62%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

American Century Variable        10.000000           11.167726               11.68%                0          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Dreyfus Appreciation Fund,        8.639030            8.887752                2.88%                0           2004
Inc.                              7.363631            8.639030               17.32%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Dreyfus Emerging Leaders          9.914895           11.037120               11.32%                0           2004
Fund                              7.294113            9.914895               35.93%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Dreyfus Premier Balanced         10.000000           10.123193                1.23%                0          2004*
Opportunity Fund: Class Z

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Dreyfus Premier Third             6.929005            7.152550                3.23%                0           2004
Century Fund, Inc.: Class Z       5.648617            6.929005               22.67%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Federated Bond Fund: Class       11.730685           12.206776                4.06%                0           2004
F                                10.664913           11.730685                9.99%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Federated Equity Income           8.550293            9.413263               10.09%                0           2004
Fund: Class F                     7.079111            8.550293               20.78%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Federated High Yield Trust       11.049748           12.020338                8.78%                0           2004
                                  9.232305           11.049748               19.69%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT          ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                            VALUE AT BEGINNING    VALUE AT END OF    ACCUMULATION UNIT  ACCUMULATION UNITS
                                 OF PERIOD            PERIOD               VALUE         AT END OF PERIOD

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Federated Intermediate           11.304676           11.371269                0.59%                0          2004
Corporate Bond Fund:             10.939811           11.304676                3.34%                0          2003
Institutional Service
Shares

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Fidelity Advisor Balanced         9.859666           10.106955                2.51%                0          2004
Fund: Class A                     8.583438            9.859666               14.87%                0          2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Fidelity Advisor Equity           7.500192            7.516942                0.22%                0          2004
Growth Fund: Class A              5.827329            7.500192               28.71%                0          2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Fidelity Advisor Equity           9.771204           10.676247                9.26%                0          2004
Income Fund: Class A              7.787572            9.771204               25.47%                0          2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Fidelity Advisor Growth           8.607539            8.982266                4.35%                0          2004
Opportunities Fund: Class A       6.826177            8.607539               26.10%                0          2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Fidelity Advisor High            12.371687           13.841243               11.88%                0          2004
Income Advantage Fund:            8.845600           12.371687               39.86%                0          2003
Class T

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Fidelity Advisor Overseas         8.830634            9.724377               10.12%                0          2004
Fund: Class A                     6.278923            8.830634               40.64%                0          2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Fidelity Variable                10.000000           10.944025                9.44%                0          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Fidelity Franklin Balance        12.398742           15.140323               22.11%                0          2004
Sheet Investment Fund:            9.818672           12.398742               26.28%                0          2003
Class A

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Franklin Mutual Series           10.267844           11.356564               10.60%                0          2004
Fund, Inc. - Mutual Shares        8.350135           10.267844               22.97%                0          2003
Fund: Class A

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Franklin Small-Mid Cap            8.188701            9.020345               10.16%                0          2004
Growth Fund: Class A              6.103176            8.188701               34.17%                0          2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Franklin Templeton               10.000000           11.428183               14.28%                0          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Bond Fund: Class D      11.560040           11.809178                2.16%                0          2004
                                 11.150171           11.560040                3.68%                0          2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Bond Index Fund:        11.057239           11.177442                1.09%                0           2004
Class A                          10.997324           11.057239                0.54%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT          ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                            VALUE AT BEGINNING    VALUE AT END OF    ACCUMULATION UNIT  ACCUMULATION UNITS
                                 OF PERIOD            PERIOD               VALUE         AT END OF PERIOD

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Government Bond         11.189724           11.277297                0.78%                0           2004
Fund: Class D                    11.268892           11.189724               -0.70%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Growth Fund:            10.168711           10.681774                5.05%                0           2004
Class A                          10.000000           10.168711                1.69%                0          2003*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Growth Fund:             7.629015            8.037615                5.36%                0           2004
Class D                           5.884937            7.629015               29.64%                0          2003*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore GMF Investor            10.191495           10.405415                2.10%                0           2004
Destinations Conservative         9.714980           10.191495                4.90%                0           2003
Fund: Service Class

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore GMF Investor            10.012777           10.446510                4.33%                0           2004
Destinations Moderately           9.050107           10.012777               10.64%                0           2003
Conservative Fund: Service
Class

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore GMF Investor             9.718168           10.362215                6.63%                0           2004
Destinations Moderate             8.330475            9.718168               16.66%                0           2003
Fund: Service Class

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore GMF Investor             9.441045           10.313285                9.24%                0           2004
Destinations Moderately           7.669800            9.441045               23.09%                0           2003
Aggressive Fund: Service
Class

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore GMF Investor             9.188431           10.208159               11.10%                0           2004
Destinations Aggressive           7.159509            9.188431               28.34%                0           2003
Fund: Class A

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore International            8.747133           10.155455               16.10%                0           2004
Index Fund: Class A               6.550040            8.747133               33.54%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Large Cap Value          9.509628           10.739362               12.93%                0           2004
Fund: Class A                     7.621828            9.509628               54.77%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Mid Cap Market          10.530882           11.861414               12.63%                0           2004
Index Fund: Class A               8.041239           10.530882               30.96%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Money Market             9.642318            9.459988               -1.89%                0           2004
Fund: Service Class               9.845088            9.642318               -2.06%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Nationwide(R) Fund:        9.200939            9.842553                6.97%                0           2004
Class D                           7.428374            9.200939               23.86%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore S&P 500(R) Index           8.407565            9.036729                7.48%                0           2004
Fund: Service Class               6.751314            8.407565               24.53%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Small Cap Fund:         10.741630           12.326852               14.76%                0           2004
Class A                           7.578453           10.741630               41.74%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Small Cap Index         11.414844           13.990215               22.56%                0           2004
Fund: Class A                     7.913591           11.414844               44.24%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT          ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                            VALUE AT BEGINNING    VALUE AT END OF    ACCUMULATION UNIT  ACCUMULATION UNITS
                                 OF PERIOD            PERIOD               VALUE         AT END OF PERIOD

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Value                   10.812968           11.949797               10.51%                0           2004
Opportunities Fund: Class A       8.117052           10.812968               33.21%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Gartmore Variable                 9.505323           10.049519                5.73%                0           2004
Insurance Trust - J.P.            8.237094            9.505323               15.40%                0           2003
Morgan GVIT Balanced Fund:
Class I

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Janus Adviser Balanced            9.615021           10.158457                5.65%                0           2004
Fund: I Shares                    8.654408            9.615021               11.10%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Janus Adviser                     7.980216            9.320623               16.80%                0           2004
International Growth Fund:        6.075810            7.980216               31.34%                0           2003
I Shares

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Janus Adviser Worldwide           7.249070            7.398578                2.06%                0           2004
Fund: I Shares                    6.055866            7.249070               19.70%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Janus Fund                        6.964933            7.105441                2.02%                0           2004
                                  5.426426            6.964933               28.35%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Janus Twenty Fund                 7.149705            8.632238               20.74%                0           2004
                                  5.854878            7.149705               22.12%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Janus Worldwide Fund              7.222194            7.427666                2.85%                0           2004
                                  5.965304            7.222194               21.07%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Lazard Small Cap                 12.243066           13.708361               11.97%                0           2004
Portfolio: Open Shares            9.066749           12.243066               35.03%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Neuberger Berman Genesis         12.544711           14.508311               15.65%                0           2004
Fund: Trust Class                 9.777594           12.544711               28.30%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Neuberger Berman Guardian         8.787619            9.928236               12.98%                0           2004
Fund: Trust Class                 6.679060            8.787619               31.57%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Neuberger Berman Partners         9.102701           10.557989               15.99%                0           2004
Fund: Trust Class                 6.885233            9.102701               32.21%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Neuberger Berman Socially        10.000000           11.191807               11.92%                0          2004*
Responsive Fund: Trust
Class

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Oppenheimer Capital               7.806794            8.098968                3.74%                0           2004
Appreciation Fund: Class A        6.188097            7.806794               26.16%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Oppenheimer Champion             11.122380           11.836948                6.42%                0           2004
Income Fund: Class A             10.000000           11.122380               11.22%                0          2003*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Oppenheimer Global Fund:          9.715797           11.235995               15.65%                0           2004
Class A                           6.968131            9.715797               39.43%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT          ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                            VALUE AT BEGINNING    VALUE AT END OF    ACCUMULATION UNIT  ACCUMULATION UNITS
                                 OF PERIOD            PERIOD               VALUE         AT END OF PERIOD

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Oppenheimer Strategic            12.264902           13.101534                6.82%                0           2004
Income Fund: Class A             10.523874           12.264902               16.54%                0           2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable             10.000000           11.445101               14.45%                0          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

PIMCO Total Return Fund:         11.513575           11.740746                1.97%                0          2004
Class A                          11.245397           11.513575                2.38%                0          2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Putnam International             12.548782           14.214232               13.27%                0          2004
Equity Fund: Class A             10.000000           12.548782               25.49%                0          2003*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Putnam Voyager Fund: Class       11.643580           11.890790                2.12%                0          2004
A                                10.000000           11.643580               16.44%                0          2003*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Strong Advisor Common             9.953173           10.665298                7.15%                0          2004
Stock Fund: Class Z               7.363653            9.953173               35.17%                0          2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Strong Advisor Mid Cap            6.163784            7.112383               15.39%                0          2004
Growth Fund: Class Z              4.711125            6.163784               30.83%                0          2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Strong Growth Fund:               9.901456           10.861461                9.70%                0          2004
Investor Class                   10.000000            9.901456               -0.99%                0          2003*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Strong Growth & Income            8.065043            8.557290                6.10%                0          2004
Fund: Investor Class              6.650315            8.065043               21.27%                0          2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Templeton Foreign Fund:          10.449404           12.030363               15.13%                0          2004
Class A                           8.215573           10.449404               27.19%                0          2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Van Kampen Growth and            12.289850           13.646126               11.04%                0          2004
Income Fund: Class A             10.000000           12.289850               22.90%                0          2003*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Van Kampen Mid Cap Growth        12.165559           14.348294               17.94%                0          2004
Fund: Class A                    10.000000           12.165559               21.66%                0          2003*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Van Kampen Real Estate           12.630884           16.823315               33.19%                0          2004
Securities Fund: Class A         10.000000           12.630884               26.31%                0          2003*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Waddell & Reed Advisors          12.104591           13.360175               10.37%                0          2004
Small Cap Fund: Class A          10.000000           12.104591               21.05%                0          2003*

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

APPENDIX C: CONTRACT TYPES AND TAX INFORMATION


The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).


When the owner of an IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

ROTH IRAS


Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.


Upon the death of the owner of a Roth IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.


SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)


A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.


When the owner of SEP IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


SIMPLE IRAS

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements,

o    participation requirements; and

o    administrative requirements.


The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs. A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.


IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs or Simple IRAs are generally taxed as ordinary income when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.


If distributions of income from an IRA, SEP IRA or Simple IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.


A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.


Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.

Under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.


Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.


Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is not due to payment of the death benefit may be subject to a CDSC if the contract owner elected an optional CDSC schedule.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, SIMPLE IRAs, and Roth IRAs after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. The beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.


REQUIRED DISTRIBUTIONS FOR IRAS, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from an IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.


For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in an IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in
(a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of an IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:


(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.


If the contract owner dies on or after the required beginning date, the interest in the IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.


For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.


Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2005

                       Deferred Variable Annuity Contracts
             Issued by Nationwide Life Insurance Company through its
                          Nationwide Variable Account

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2005. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.
O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6631, TDD
1-800-238-3035.

                                                 TABLE OF CONTENTS

                                                                                                                              Page
General Information and History..................................................................................................1
Services.........................................................................................................................1
Purchase of Securities Being Offered.............................................................................................2
Underwriters.....................................................................................................................2
Annuity Payments.................................................................................................................2
Condensed Financial Information .................................................................................................2
Financial Statements...........................................................................................................176

General Information and History

Nationwide Variable Account ("variable account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of Nationwide. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $157 billion as of December 31, 2004.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each annuitant and the number and type of contract issued to each such annuitant and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay Nationwide an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds it offers in the contracts. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company. Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.10% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2004, 2003 and 2002 no underwriting commissions were paid by Nationwide to NISC.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2004. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit" in the prospectus).

On April 8, 2005, the Strong Advisor Common Stock Fund, Inc.: Class Z merged into the Wells Fargo Advantage Common Stock Fund: Class Z. The condensed financial information shown in this appendix is as of December 31, 2004, when the above-mentioned underlying mutual fund was still the Strong Advisor Common Stock Fund, Inc.: Class Z.

On April 8, 2005, the Strong Growth & Income Fund: Investor Class merged into the Wells Fargo Advantage Growth and Income Fund: Investor Class. The condensed financial information shown in this appendix is as of December 31, 2004, when the above-mentioned underlying mutual fund was still the Strong Growth & Income
Fund: Investor Class.

On April 8, 2005, the Strong Advisor Mid Cap Growth Fund: Class Z merged into the Wells Fargo Advantage Mid Cap Growth Fund: Class Z. The condensed financial information shown in this appendix is as of December 31, 2004, when the above-mentioned underlying mutual fund was still the Strong Advisor Mid Cap Growth Fund: Class Z.

                  No Additional Contract Options Elected (Total
           0.95%) (Variable account charges of 0.95% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account           Accumulation        Accumulation       Percent Change in       Number of        Period
                             Unit Value at       Unit Value at       Accumulation Unit  Accumulation Units
                              Beginning of       End of Period             Value         at End of Period
                                 Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                5.200689            5.766363               10.88%           81,273           2004
Investor Class                    3.797162            5.200689               36.96%          119,796           2003
                                  5.728945            3.797162              -33.72%           92,435           2002
                                  8.618967            5.728945              -33.53%          109,091           2001
                                 10.000000            8.618967              -13.81%           64,128          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          6.219043            6.963222               11.97%           25,358           2004
Fund: Investor Class              4.703304            6.219043               32.23%           33,530           2003
                                  6.920419            4.703304              -32.04%           33,181           2002
                                  8.834977            6.920419              -21.67%           19,961           2001
                                 10.000000            8.834977              -11.65%           12,232          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.656737            9.923313                2.76%            8,427           2004
Investor Class                    8.374638            9.656737               15.31%            8,778           2003
                                  9.656751            8.374638              -13.28%            3,436           2002
                                  9.841281            9.656751               -1.88%            2,947           2001
                                 10.000000            9.841281               -1.59%              738          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          5.815324            6.330750                8.86%           18,635           2004
Investor Class                    4.719072            5.815324               23.23%           26,286           2003
                                  6.449502            4.719072              -26.83%           27,964           2002
                                  8.006373            6.449502              -19.45%           24,480           2001
                                 10.000000            8.006373              -19.94%           18,894          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         8.252939            9.213789               11.64%           92,082           2004
Growth: Advisor Class             6.442445            8.252939               28.10%           85,506           2003
                                  8.090015            6.442445              -20.37%           70,142           2002
                                  8.939837            8.090015               -9.51%           65,887           2001
                                 10.000000            8.939837              -10.60%           28,545          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  6.220231            7.087782               13.95%           18,371           2004
International Growth:             5.019457            6.220231               23.92%           23,512           2003
Advisor Class                     6.293419            5.019457              -20.24%           17,596           2002
                                  8.703964            6.293419              -27.69%           13,166           2001
                                 10.000000            8.703964              -12.96%           10,521          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           11.714647           11.679853               -0.30%           58,233           2004
Term Government: Investor        11.696579           11.714647                0.15%           76,777           2003
Class                            11.221121           11.696579                4.24%           65,399           2002
                                 10.573184           11.221121                6.13%           33,476           2001
                                 10.000000           10.573184                5.73%            8,134          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           6.429116            7.049066                9.64%          145,914           2004
Investor Class                    5.158453            6.429116               24.63%          186,939           2003
                                  6.776523            5.158453              -23.88%          131,889           2002
                                  8.012883            6.776523              -15.43%          150,587           2001
                                 10.000000            8.012883              -19.87%          141,363          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.288648               12.89%                0          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.643389            9.038190                4.57%          115,254           2004
Inc.                              7.248454            8.643389               19.24%          128,837           2003
                                  8.832242            7.248454              -17.93%           61,125           2002
                                  9.991471            8.832242              -11.60%           92,105           2001
                                 10.000000            9.991471               -0.09%           55,201          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account           Accumulation        Accumulation       Percent Change in       Number of        Period
                             Unit Value at       Unit Value at       Accumulation Unit  Accumulation Units
                              Beginning of       End of Period             Value         at End of Period
                                 Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders         10.040845           11.360774               13.15%              747           2004
Fund                              7.267637           10.040845               38.16%              747           2003
                                  9.190358            7.267637              -20.92%              747           2002
                                 10.299752            9.190358              -10.77%            1,134           2001
                                 10.000000           10.299752                3.00%            1,282          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.129497                1.29%           14,979          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.703293            5.983934                4.92%            3,548           2004
Century Fund, Inc.: Class Z       4.574388            5.703293               24.68%            3,528           2003
                                  6.539025            4.574388              -30.04%            2,417           2002
                                  8.654874            6.539025              -24.45%           38,237           2001
                                 10.000000            8.654874              -13.45%           38,237          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       13.148666           13.906918                5.77%            7,861           2004
F                                11.761005           13.148666               11.80%           11,882           2003
                                 11.104428           11.761005                5.91%           13,937           2002
                                 10.446497           11.104428                6.30%           19,305           2001
                                 10.000000           10.446497                4.46%            6,543          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.478763            8.368710               11.90%            1,723           2004
Fund: Class F                     6.092039            7.478763               22.76%            4,547           2003
                                  7.633153            6.092039              -20.19%            1,723           2002
                                  8.688905            7.633153              -12.15%                0           2001
                                 10.000000            8.688905              -13.11%                0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       10.845246           11.991578               10.57%           19,097           2004
                                  8.915066           10.845246               21.65%           21,857           2003
                                  8.995104            8.915066               -0.89%            4,584           2002
                                  9.256360            8.995104               -2.82%            2,138           2001
                                 10.000000            9.256360               -7.44%            3,453          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           12.492144           12.772047                2.24%           28,580           2004
Corporate Bond Fund:             11.893675           12.492144                5.03%           12,521           2003
Institutional Service            11.025342           11.893675                7.88%            9,390           2002
Shares                           10.366304           11.025342                6.36%            8,072           2001
                                 10.000000            9.256360                3.66%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.789230           10.199492                4.19%           30,864           2004
Fund: Class A                     8.384547            9.789230               16.75%           32,610           2003
                                  9.281568            8.384547               -9.66%           30,367           2002
                                  9.535378            9.281568               -2.66%           33,818           2001
                                 10.000000            9.535378               -4.65%            5,901          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           6.422366            6.542399                1.87%          107,995           2004
Growth Fund: Class A              4.909408            6.422366               30.82%          113,979           2003
                                  7.134728            4.909408              -31.19%           60,496           2002
                                  8.778524            7.134728              -18.73%           36,401           2001
                                 10.000000            8.778524              -12.21%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          11.530143           12.804867               11.06%          147,647           2004
Income Fund: Class A              9.041160           11.530143               27.53%          156,130           2003
                                 10.802783            9.041160              -16.31%           96,630           2002
                                 11.153342           10.802783               -3.14%           65,679           2001
                                 10.000000           11.153342               11.53%           17,586          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account           Accumulation        Accumulation       Percent Change in       Number of        Period
                             Unit Value at       Unit Value at       Accumulation Unit  Accumulation Units
                              Beginning of       End of Period             Value         at End of Period
                                 Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.029714            7.456168                6.07%           14,655           2004
Opportunities Fund: Class A       5.484944            7.029714               28.16%           14,208           2003
                                  7.130415            5.484944              -23.08%           10,343           2002
                                  8.471403            7.130415              -15.83%           10,871           2001
                                 10.000000            8.471403              -15.29%            9,358          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            11.985781           13.635551               13.76%           42,539           2004
Income Advantage Fund:            8.424851           11.985781               42.27%           49,704           2003
Class T                           8.862640            8.424851               -4.94%           35,327           2002
                                  9.055246            8.862640               -2.13%            4,378           2001
                                 10.000000            9.055246               -9.45%            4,427          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         8.211656            9.191148               11.93%           11,161           2004
Fund: Class A                     5.744635            8.211656               42.94%           10,757           2003
                                  7.261801            5.744635              -20.89%            2,717           2002
                                  9.179810            7.261801              -20.89%            1,607           2001
                                 10.000000            9.179810               -8.20%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           11.062514               10.63%            8,053          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        14.908237           18.503384               24.12%           32,924           2004
Sheet Investment Fund:           11.615476           14.908237               28.35%           27,343           2003
Class A                          12.470576           11.615476               -6.86%           11,907           2002
                                 10.697280           12.470576               16.58%            7,277           2001
                                 10.000000           10.697280                6.97%                0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           12.739043           14.319913               12.42%          106,905           2004
Fund, Inc. - Mutual Shares       10.191797           12.738043               24.98%          104,730           2003
Fund: Class A                    11.587095           10.191797              -12.04%           73,324           2002
                                 11.043068           11.587095                4.93%           48,422           2001
                                 10.000000           11.043068               10.43%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.394733            7.159818               11.96%          188,534           2004
Growth Fund: Class A              4.689230            6.394733               36.37%          164,688           2003
                                  6.722932            4.689230              -30.25%           93,847           2002
                                  8.541275            6.722932              -21.29%           61,740           2001
                                 10.000000            8.541275              -14.59%           28,023          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.551866               15.52%           12,056          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      13.163690           13.668177                3.83%           17,890           2004
                                 12.491862           13.163690                5.38%           19,054           2003
                                 11.541979           12.491862                8.23%           19,274           2002
                                 10.608876           11.541979                8.80%            7,469           2001
                                 10.000000           10.608876                6.09%              392          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        12.352129           12.691418                2.75%            4,428           2004
Class A                          12.086750           12.352129                2.20%            3,550           2003
                                 11.148665           12.086750                8.41%            1,369           2002
                                 10.504913           11.148665                6.13%              202           2001
                                 10.000000           10.504913                5.05%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account           Accumulation        Accumulation       Percent Change in       Number of        Period
                             Unit Value at       Unit Value at       Accumulation Unit  Accumulation Units
                              Beginning of       End of Period             Value         at End of Period
                                 Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         13.039627           13.358305                2.44%          134,110           2004
Fund: Class D                    12.919549           13.039627                0.93%          130,669           2003
                                 11.752975           12.919549                9.93%          139,705           2002
                                 10.987054           11.752975                6.97%           75,180           2001
                                 10.000000           10.987054                9.87%            5,241          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.174135           10.862922                6.77%           12,049           2004
Class A                          10.000000           10.174135                1.74%            6,389          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             4.904327            5.251820                7.09%           13,864           2004
Class D                           3.722127            4.904327               31.76%           18,265           2003
                                  5.270727            3.722127              -29.38%                0           2002
                                  7.369169            5.270727              -28.48%            4,350           2001
                                 10.000000            7.369169              -26.31%            4,350          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.781041           11.188041                3.78%           66,831           2004
Destinations Conservative        10.110988           10.781041                6.63%           47,517           2003
Fund: Service Class              10.155205           10.110988               -0.44%           16,013           2002
                                 10.039080           10.155205                1.16%                0           2001
                                 10.000000           10.039080                0.39%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.355850           10.981815                6.04%           74,053           2004
Destinations Moderately           9.209082           10.355850               12.45%           53,427           2003
Conservative Fund: Service        9.709012            9.209082               -5.15%                0           2002
Class                             9.917994            9.709012               -2.11%                0           2001
                                 10.000000            9.917994               -0.82%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.760110           10.577743                8.38%          153,858           2004
Destinations Moderate             8.231400            9.760110               18.57%           35,642           2003
Fund: Service Class               9.188044            8.231400              -10.41%           27,423           2002
                                  9.739100            9.188044               -5.66%           18,207           2001
                                 10.000000            9.739100               -2.61%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.199831           10.214734               11.03%           35,789           2004
Destinations Moderately           7.353261            9.199831               25.11%           25,892           2003
Aggressive Fund: Service          8.676240            7.353261              -15.25%            3,932           2002
Class                             9.603495            8.676240               -9.66%                0           2001
                                 10.000000            9.603495               -3.97%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.752362            9.883275               12.92%            8,665           2004
Destinations Aggressive           6.709728            8.752362               30.44%            1,428           2003
Fund: Class A                     8.301650            6.709728              -19.18%              162           2002
                                  9.465217            8.301650              -12.29%                0           2001
                                 10.000000            9.465217               -5.35%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            8.187391            9.661542               18.01%                0           2004
Index Fund: Class A               6.031974            8.187391               35.73%                0           2003
                                  7.399695            6.031974              -18.48%                0           2002
                                  9.642410            7.399695              -23.26%                0           2001
                                 10.000000            9.642410               -3.58%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         11.468670           13.164273               14.78%           13,000           2004
Fund: Class A                     9.043656           11.468670               26.81%           18,984           2003
                                 10.590508            9.043656              -14.61%            7,275           2002
                                 11.229368           10.590508               -5.69%            7,889           2001
                                 10.000000           11.229368               12.29%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account           Accumulation        Accumulation       Percent Change in       Number of        Period
                             Unit Value at       Unit Value at       Accumulation Unit  Accumulation Units
                              Beginning of       End of Period             Value         at End of Period
                                 Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.633602           12.173694               14.48%           23,073           2004
Index Fund: Class A               7.988701           10.633602               33.11%           19,761           2003
                                  9.519402            7.988701              -16.08%           11,511           2002
                                  9.785451            9.519402               -2.72%              639           2001
                                 10.000000            9.785451               -2.15%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.537802           10.508286               -0.28%           64,254           2004
Fund: Service Class              10.585603           10.537802               -0.45%           81,528           2003
                                 10.580827           10.585603                0.05%          141,507           2002
                                 10.332702           10.580827                2.40%          208,916           2001
                                 10.000000           10.332702                3.33%           15,275          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        8.611505            9.363215                8.73%           10,035           2004
Class D                           6.840342            8.611505               25.89%           10,507           2003
                                  8.333346            6.840342              -17.92%            5,410           2002
                                  9.555125            8.333346              -12.79%           11,331           2001
                                 10.000000            9.555125               -4.45%            5,405          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           7.551419            8.249721                9.25%           67,839           2004
Fund: Service Class               5.965991            7.551419               26.57%           78,194           2003
                                  7.789303            5.965991              -23.41%           80,721           2002
                                  8.970533            7.789303              -13.17%           97,798           2001
                                 10.000000            8.970533              -10.29%          101,963          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.637303           14.496877               24.57%           31,040           2004
Class A                           7.937781           11.637303               46.61%            4,994           2003
                                  9.838784            7.937781              -19.32%            1,047           2002
                                 10.124691            9.838784                2.82%              925           2001
                                 10.000000           10.124691                1.25%              207          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.764301           12.555585               16.64%          32,3271           2004
Fund: Class A                     7.472028           10.764301               44.06%            8,177           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   12.422556           13.953947               12.33%           29,505           2004
Opportunities Fund: Class A       9.174929           12.422556               35.40%            8,814           2003
                                 10.816539            9.174929              -15.18%            1,279           2002
                                 10.722700           10.816539                0.88%                0           2001
                                 10.000000           10.722700                7.23%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.886997           10.624628                7.46%            4,189           2004
Insurance Trust - J.P.            8.429538            9.886997               17.29%            3,048           2003
Morgan GVIT Balanced Fund:        9.705404            8.429538              -13.15%                0           2002
Class I                          10.000000            9.705404               -2.95%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.635732           10.347445                7.39%           41,972           2004
Fund: I Shares                    8.533019            9.635732               12.92%           79,916           2003
                                  9.220558            8.533019               -7.46%           68,954           2002
                                  9.783183            9.220558               -5.75%           20,609           2001
                                 10.000000            9.783183               -2.17%              350          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.716485            7.973365               18.71%                0           2004
International Growth Fund:        5.031164            6.716485               33.50%                0           2003
I Shares                          6.829199            5.031164              -26.33%                0           2002
                                  8.929608            6.829199              -23.52%                0           2001
                                 10.000000            8.929608              -10.70%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account           Accumulation        Accumulation       Percent Change in       Number of        Period
                             Unit Value at       Unit Value at       Accumulation Unit  Accumulation Units
                              Beginning of       End of Period             Value         at End of Period
                                 Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.161469            6.391797                3.74%           23,922           2004
Fund: I Shares                    5.064214            6.161469               21.67%           44,551           2003
                                  6.909361            5.064214              -26.71%           42,954           2002
                                  8.838918            6.909361              -21.83%           39,243           2001
                                 10.000000            8.838918              -11.61%           17,539          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        5.468299            5.670205                3.69%           87,927           2004
                                  4.191664            5.468299               30.46%           98,325           2003
                                  5.842114            4.191664              -28.25%          101,949           2002
                                  7.982384            5.842114              -26.81%          131,732           2001
                                 10.000000            7.982384              -20.18%           50,813          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.505613            5.529139               22.72%           91,358           2004
                                  3.630109            4.505613               24.12%          140,909           2003
                                  4.823650            3.630109              -24.74%          164,145           2002
                                  6.879094            4.823650              -29.88%          255,259           2001
                                 10.000000            6.879094              -31.21%          181,852          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.423269            5.669137                4.53%            1,009           2004
                                  4.407161            5.423269               23.06%            1,011           2003
                                  6.013992            4.407161              -26.72%           11,060           2002
                                  7.873214            6.013992              -23.61%           81,297           2001
                                 10.000000            7.873214              -21.27%           88,079          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 14.023752           15.959931               13.81%            5,049           2004
Portfolio: Open Shares           10.217966           14.023752               37.25%            7,527           2003
                                 12.553546           10.217966              -18.60%            9,038           2002
                                 10.769748           12.553546               16.56%            7,669           2001
                                 10.000000           10.769748                7.70%            1,762          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         16.493979           19.388793               17.55%          108,555           2004
Fund: Trust Class                12.648346           16.493979               30.40%           96,867           2003
                                 13.163794           12.648346               -3.92%           58,565           2002
                                 11.858163           13.163794               11.01%           28,676           2001
                                 10.000000           11.858163               18.58%            4,295          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.945111           10.272030               14.83%            8,033           2004
Fund: Trust Class                 6.689081            8.945111               33.73%            3,390           2003
                                  9.114549            6.689081              -26.61%            1,899           2002
                                  9.383282            9.114549               -2.86%            1,794           2001
                                 10.000000            9.383282               -6.17%            1,783          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.731141           11.472148               17.89%           13,423           2004
Fund: Trust Class                 7.241845            9.731141               34.37%            9,649           2003
                                  9.736446            7.241845              -25.62%            4,765           2002
                                 10.160186            9.736446               -4.17%            5,642           2001
                                 10.000000           10.160186                1.60%            2,568          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.312942               13.13%            1,827          2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.372231            7.773689                5.45%          162,965           2004
Appreciation Fund: Class A        5.749369            7.372231               28.23%          129,435           2003
                                  7.871472            5.749369              -26.96%           45,178           2002
                                  9.103062            7.871472              -13.53%           29,728           2001
                                 10.000000            9.103062               -8.97%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account           Accumulation        Accumulation       Percent Change in       Number of        Period
                             Unit Value at       Unit Value at       Accumulation Unit  Accumulation Units
                              Beginning of       End of Period             Value         at End of Period
                                 Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.244628           12.163533                8.17%            5,413           2004
Income Fund: Class A             10.000000           11.244628               12.45%            4,429          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          9.058982           10.648319               17.54%          145,686           2004
Class A                           6.392280            9.058982               41.72%          185,527           2003
                                  8.321785            6.392280              -23.19%          121,801           2002
                                  9.525990            8.321785              -12.64%           92,334           2001
                                 10.000000            9.525990               -4.74%           49,595          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.743478           13.836258                8.58%            9,902          2004
Income Fund: Class A             10.757886           12.743478               18.46%            2,745          2003
                                 10.165191           10.757886                5.83%                0          2002
                                  9.909668           10.165191                2.58%                0          2001
                                 10.000000            9.909668               -0.90%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.568978               15.69%           49,954          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         12.726708           13.190894                3.65%          104,965          2004
Class A                          12.229484           12.726708                4.07%           63,269          2003
                                 11.260935           12.229484                8.60%           35,184          2002
                                 10.433703           11.260935                7.93%            1,561          2001
                                 10.000000           10.433703                4.34%              328          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.685958           14.605373               15.13%                0          2004
Equity Fund: Class A             10.000000           12.685958               26.86%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.770822           12.218073                3.80%            6,940          2004
A                                10.000000           11.770822               17.71%            6,007          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common            10.281015           11.197476                8.91%           68,866          2004
Stock Fund: Class Z               7.483525           10.281015               37.38%           85,580          2003
                                  9.357925            7.483525              -20.03%           61,205          2002
                                  9.611802            9.357925               -2.64%           48,212          2001
                                 10.000000            9.611802               -3.88%           14,905          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.346168            5.097335               17.28%           21,370          2004
Growth Fund: Class Z              3.268295            4.346168               32.98%           23,180          2003
                                  5.298550            3.268295              -38.32%            2,020          2002
                                  7.737517            5.298550              -31.52%                0          2001
                                 10.000000            7.737517              -22.62%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.927100           11.068352               11.50%               97          2004
Investor Class                   10.000000            9.927100               -0.73%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.592833            7.110041                7.85%           15,196          2004
Fund: Investor Class              5.348645            6.592833               23.26%           14,961          2003
                                  6.908161            5.348645              -22.57%            1,352          2002
                                  8.725542            6.908161              -20.83%            1,349          2001
                                 10.000000            8.725542              -12.74%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account           Accumulation        Accumulation       Percent Change in       Number of        Period
                             Unit Value at       Unit Value at       Accumulation Unit  Accumulation Units
                              Beginning of       End of Period             Value         at End of Period
                                 Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          11.178641           13.081121               17.02%           82,323          2004
Class A                           8.647111           11.178641               29.28%           77,865          2003
                                  9.556122            8.647111               -9.51%           60,759          2002
                                 10.478436            9.556122               -8.80%           31,517          2001
                                 10.000000           10.478436                4.78%            1,691          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.424152           14.021655               12.86%           72,911          2004
Income Fund: Class A             10.000000           12.424152               24.24%           34,131          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.298478           14.743094               19.88%            4,994          2004
Fund: Class A                    10.000000           12.298478               22.98%              737          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.768894           17.286156               35.38%           14,801          2004
Securities Fund: Class A         10.000000           12.768894               27.69%            1,941          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.236884           13.727916               12.18%            5,935          2004
Small Cap Fund: Class A          10.000000           12.236884               22.37%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                   Additional Contract Options Elected (Total
           1.00%) (Variable account charges of 1.00% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                5.191044            5.752770               10.82%            3,729          2004
Investor Class                    3.792038            5.191044               36.89%            4,208          2003
                                  5.724104            3.792038              -33.75%            4,448          2002
                                  8.616095            5.724104              -33.56%            5,939          2001
                                 10.000000            8.616095              -13.84%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          6.207519            6.946809               11.91%            1,062          2004
Fund: Investor Class              4.696962            6.207519               32.16%            1,060          2003
                                  6.914591            4.696962              -32.07%            1,117          2002
                                  8.832025            6.914591              -21.71%               95          2001
                                 10.000000            8.832025              -11.68%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.638861            9.899940                2.71%                0          2004
Investor Class                    8.363356            9.638861               15.25%                0          2003
                                  9.648617            8.363356              -13.32%                0          2002
                                  9.837991            9.648617               -1.92%                0          2001
                                 10.000000            9.837991               -1.62%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          5.804561            6.315844                8.81%              339           2004
Investor Class                    4.712724            5.804561               23.17%              338           2003
                                  6.444078            4.712724              -26.87%              332           2002
                                  8.003702            6.444078              -19.49%              313           2001
                                 10.000000            8.003702              -19.96%              353          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         8.237676            9.192102               11.59%            4,103           2004
Growth: Advisor Class             6.433775            8.237676               28.04%            3,931           2003
                                  8.083213            6.433775              -20.41%            3,940           2002
                                  8.936855            8.083213               -9.55%            2,130           2001
                                 10.000000            8.936855              -10.63%              899          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  6.208721            7.071101               13.89%                6           2004
International Growth:             5.012690            6.208721               23.86%                6           2003
Advisor Class                     6.288106            5.012690              -20.28%                6           2002
                                  8.701057            6.288106              -27.73%                6           2001
                                 10.000000            8.701057              -12.99%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           11.692977           11.652348               -0.35%           15,429           2004
Term Government: Investor        11.680840           11.692977                0.10%           17,736           2003
Class                            11.211675           11.680840                4.18%            9,719           2002
                                 10.569653           11.211675                6.07%              310           2001
                                 10.000000           10.569653                5.70%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           6.417203            7.032461                9.59%            4,129           2004
Investor Class                    5.151505            6.417203               24.57%            4,508           2003
                                  6.770806            5.151505              -23.92%            4,082           2002
                                  8.010204            6.770806              -15.47%            1,484           2001
                                 10.000000            8.010204              -19.90%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.284881               12.85%                0          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.627395            9.016908                4.51%            5,264           2004
Inc.                              7.238702            8.627395               19.18%            5,315           2003
                                  8.824818            7.238702              -17.97%            4,021           2002
                                  9.988137            8.824818              -11.65%            4,133           2001
                                 10.000000            9.988137               -0.12%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders         10.022279           11.334043               13.09%                0           2004
Fund                              7.257853           10.022279               38.09%                0           2003
                                  9.182626            7.257853              -20.96%                0           2002
                                 10.296318            9.182626              -10.82%                0           2001
                                 10.000000           10.296318                2.96%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.129301                1.29%           12,686          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.692734            5.969854                4.87%                0           2004
Century Fund, Inc.: Class Z       4.568222            5.692734               24.62%                0           2003
                                  6.533513            4.568222              -30.08%                0           2002
                                  8.651981            6.533513              -24.49%                0           2001
                                 10.000000            8.651981              -13.48%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       13.124330           13.874181                5.71%                0           2004
F                                11.745166           13.124330               11.74%                0           2003
                                 11.095068           11.745166                5.86%                0           2002
                                 10.443003           11.095068                6.24%                0           2001
                                 10.000000           10.443003                4.43%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.466501            8.350775               11.84%                0           2004
Fund: Class F                     6.085114            7.466501               22.70%                0           2003
                                  7.628323            6.085114              -20.23%                0           2002
                                  8.687845            7.628323              -12.20%                0           2001
                                 10.000000            8.687845              -13.12%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       10.825141           11.963306               10.51%              570          2004
                                  8.903033           10.825141               21.59%              342          2003
                                  8.987499            8.903033               -0.94%              342          2002
                                  9.253231            8.987499               -2.87%              285          2001
                                 10.000000            9.253231               -7.47%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           12.472864           12.745898                2.19%                0          2004
Corporate Bond Fund:             11.881316           12.472864                4.98%              316          2003
Institutional Service            11.019446           11.881316                7.82%              316          2002
Shares                           10.366021           11.019446                6.30%              316          2001
                                 10.000000           10.366021                3.66%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.771113           10.175479                4.14%                0          2004
Fund: Class A                     8.373255            9.771113               16.69%              336          2003
                                  9.273752            8.373255               -9.71%              336          2002
                                  9.532196            9.273752               -2.71%                0          2001
                                 10.000000            9.532196               -4.68%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           6.411841            6.528387                1.82%                0          2004
Growth Fund: Class A              4.903829            6.411841               30.75%                0          2003
                                  7.130233            4.903829              -31.22%                0          2002
                                  8.777454            7.130233              -18.77%                0          2001
                                 10.000000            8.777454              -12.23%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          11.508820           12.774745               11.00%            1,657          2004
Income Fund: Class A              9.028990           11.508820               27.47%            1,448          2003
                                 10.793698            9.028990              -16.35%              465          2002
                                 11.149623           10.793698               -3.19%            3,685          2001
                                 10.000000           11.149623               11.50%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.016712            7.438626                6.01%            1,295          2004
Opportunities Fund: Class A       5.477554            7.016712               28.10%            1,295          2003
                                  7.130233            4.903829              -31.22%                0          2002
                                  8.468570            7.124409              -15.87%                5          2001
                                 10.000000            8.468570              -15.31%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            11.963641           13.603495               13.71%            1,629          2004
Income Advantage Fund:            8.413530           11.963641               42.20%            1,629          2003
Class T                           8.855198            8.413530               -4.99%            1,629          2002
                                  9.052229            8.855198               -2.18%              568          2001
                                 10.000000            9.052229               -9.48%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         8.198219            9.171495               11.87%                0          2004
Fund: Class A                     5.738131            8.198219               42.87%                0          2003
                                  7.257230            5.738131              -20.93%                0          2002
                                  9.178695            7.257230              -20.93%                0          2001
                                 10.000000            9.178695               -8.21%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           11.058825               10.59%                0          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        14.883801           18.463743               24.05%              970          2004
Sheet Investment Fund:           11.602290           14.883801               28.28%              808          2003
Class A                          12.462737           11.602290               -6.90%              388          2002
                                 10.695986           12.462737               16.52%                0          2001
                                 10.000000           10.695986                6.96%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           12.714485           14.286215               12.36%            3,401          2004
Fund, Inc. - Mutual Shares       10.178078           12.714485               24.92%            3,532          2003
Fund: Class A                    11.577351           10.178078              -12.09%            3,568          2002
                                 11.039390           11.577351                4.87%            2,662          2001
                                 10.000000           11.039390               10.39%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.382891            7.142949               11.91%            7,364          2004
Growth Fund: Class A              4.682902            6.382891               36.30%            7,063          2003
                                  6.717266            4.682902              -30.29%            5,416          2002
                                  8.538418            6.717266              -21.33%            1,818          2001
                                 10.000000            8.538418              -14.62%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.548018               15.48%            1,143          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      13.139284           13.635947                3.78%                0          2004
                                 12.474999           13.139284                5.32%                0          2003
                                 11.532221           12.474999                8.18%                0          2002
                                 10.605290           11.532221                8.74%            3,754          2001
                                 10.000000           10.605290                6.05%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        12.333533           12.665915                2.69%                0           2004
Class A                           2.074649           12.333533                2.14%                0           2003
                                 11.143130           12.074649                8.36%                0           2002
                                 10.505027           11.143130                6.07%                0           2001
                                 10.000000           10.505027                5.05%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         13.015503           13.326859                2.39%           14,307          2004
Fund: Class D                    12.902158           13.015503                0.88%           16,541          2003
                                 11.743085           12.902158                9.87%            9,005          2002
                                 10.983384           11.743085                6.92%              106          2001
                                 10.000000           10.983384                9.83%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.173967           10.857260                6.72%                0          2004
Class A                          10.000000           10.173967                1.74%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             4.895249            5.239452                7.03%              401          2004
Class D                           3.717106            4.895249               31.70%              402          2003
                                  5.266282            3.717106              -29.42%              420          2002
                                  7.366709            5.266282              -28.51%              385          2001
                                 10.000000            7.366709              -26.33%              376          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.763379           11.164072                3.72%            2,886          2004
Destinations Conservative        10.099515           10.763379                6.57%              456          2003
Fund: Service Class              10.148817           10.099515               -0.49%                0          2002
                                 10.037865           10.148817                1.11%                0          2001
                                 10.000000           10.037865                0.38%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.338882           10.958286                5.99%            3,089          2004
Destinations Moderately           9.198628           10.338882               12.40%            2,798          2003
Conservative Fund: Service        9.702895            9.198628               -5.20%                0          2002
Class                             9.916791            9.702895               -2.16%                0          2001
                                 10.000000            9.916791               -0.83%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.744118           10.555092                8.32%            1,915          2004
Destinations Moderate             8.222060            9.744118               18.51%                0          2003
Fund: Service Class               9.182258            8.222060              -10.46%                0          2002
                                  9.737921            9.182258               -5.71%                0          2001
                                 10.000000            9.737921               -2.62%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.184757            1.192837               10.98%                0          2004
Destinations Moderately           7.344919            9.184757               25.05%                0          2003
Aggressive Fund: Service          8.670785            7.344919              -15.29%                0          2002
Class                             9.602333            8.670785               -9.70%                0          2001
                                 10.000000            9.602333               -3.98%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.738009            9.862089               12.86%              593          2004
Destinations Aggressive           6.702101            8.738009               30.38%              593          2003
Fund: Class A                     8.296414            6.702101              -19.22%                0          2002
                                  9.464066            8.296414              -12.34%                0          2001
                                 10.000000            9.464066               -5.36%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            8.173976            9.640850               17.95%                0           2004
Index Fund: Class A               6.025119            8.173976               35.66%                0           2003
                                  7.395028            6.025119              -18.52%                0           2002
                                  9.641238            7.395028              -23.30%                0           2001
                                 10.000000            9.641238               -3.59%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         11.447441           13.133268               14.73%                0          2004
Fund: Class A                     9.031472           11.447441               26.75%                0          2003
                                 10.581591            9.031472              -14.65%                0          2002
                                 11.225619           10.581591               -5.74%                0          2001
                                 10.000000           11.225619               12.26%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.616164           12.147593               14.43%                0           2004
Index Fund: Class A               7.979631           10.616164               33.04%                0           2003
                                  9.513411            7.979631              -16.12%                0           2002
                                  9.784268            9.513411               -2.77%                0           2001
                                 10.000000            9.784268               -2.16%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.518273           10.483515               -0.33%            5,063          2004
Fund: Service Class              10.571320           10.518273               -0.50%            3,157          2003
                                 10.571887           10.571320               -0.01%            3,157          2002
                                 10.329212           10.571887                2.35%            1,345          2001
                                 10.000000           10.329212                3.29%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        8.595586            9.341200                8.67%            1,023           2004
Class D                           6.831141            8.595586               25.83%            1,024           2003
                                  8.326343            6.831141              -17.96%            1,028           2002
                                  9.551940            8.326343              -12.83%            1,022           2001
                                 10.000000            9.551940               -4.48%              907          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           7.537457            8.230315                9.19%            7,873           2004
Fund: Service Class               5.957958            7.537457               26.51%            7,881           2003
                                  7.782744            5.957958              -23.45%            7,857           2002
                                  8.967537            7.782744              -13.21%            4,240           2001
                                 10.000000            8.967537              -10.32%            1,523          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.615796           14.462787               24.51%              301           2004
Class A                           7.927100           11.615796               46.53%              301           2003
                                  9.830512            7.927100              -19.36%              301           2002
                                 10.121315            9.830512               -2.87%                0           2001
                                 10.000000           10.121315                1.21%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.746657           12.528667               16.58%                0           2004
Fund: Class A                     7.463546           10.746657               43.99%                0           2003
                                  9.535642            7.463546              -21.73%                0           2002
                                  9.474067            9.535642                0.65%                0           2001
                                 10.000000            9.474067               -5.26%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   12.402236           13.924079               12.27%              190          2004
Opportunities Fund: Class A       9.164530           12.402236               35.33%                0          2003
                                 10.809732            9.164530              -15.22%                0          2002
                                 10.721399           10.809732                0.82%                0          2001
                                 10.000000           10.721399                7.21%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

----------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.874925           10.606307                7.41%                0          2004
Insurance Trust - J.P.            8.423495            9.874925               17.23%                0          2003
Morgan GVIT Balanced Fund:        9.703355            8.423495              -13.19%                0          2002
Class I                          10.000000            9.703355               -2.97%                0          2001*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.619943           10.325288                7.33%            1,338          2004
Fund: I Shares                    8.523335            9.619943               12.87%            1,082          2003
                                  9.214753            8.523335               -7.50%            3,069          2002
                                  9.781997            9.214753               -5.80%              853          2001
                                 10.000000            9.781997               -2.18%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.705487            7.956293               18.65%                0          2004
International Growth Fund:        5.025452            6.705487               33.43%                0          2003
I Shares                          6.824901            5.025452              -26.37%                0          2002
                                  8.928524            6.824901              -23.56%                0          2001
                                 10.000000            8.928524              -10.71%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.151359            6.378083                3.69%            1,066          2004
Fund: I Shares                    5.058464            6.151359               21.61%            3,342          2003
                                  6.905007            5.058464              -26.74%            3,632          2002
                                  8.837850            6.905007              -21.87%            6,817          2001
                                 10.000000            8.837850              -11.62%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        5.458175            5.656853                3.64%            3,131          2004
                                  4.186010            5.458175               30.39%            3,124          2003
                                  5.837183            4.186010              -28.29%            3,587          2002
                                  7.979710            5.837183              -26.85%            9,497          2001
                                 10.000000            7.979710              -20.20%              350          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.497276            5.516124               22.65%              430          2004
                                  3.625210            4.497276               24.06%              430          2003
                                  4.819578            3.625210              -24.78%            1,407          2002
                                  6.876788            4.819578              -29.92%            1,332          2001
                                 10.000000            6.876788              -31.23%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.413215            5.655772                4.48%            1,196          2004
                                  4.401223            5.413215               22.99%            1,186          2003
                                  6.008929            4.401223              -26.76%            1,174          2002
                                  7.870581            6.008929              -23.65%            1,161          2001
                                 10.000000            7.870581              -21.29%            1,170          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 13.997828           15.922388               13.75%                0           2004
Portfolio: Open Shares           10.204224           13.997828               37.18%                0           2003
                                 12.542996           10.204224              -18.65%                0           2002
                                 10.766174           12.542996               16.50%                0           2001
                                 10.000000           10.766174                7.66%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         16.463490           19.343178               17.49%            3,319           2004
Fund: Trust Class                12.631332           16.463490               30.34%            3,228           2003
                                 13.152730           12.631332               -3.96%            2,580           2002
                                 11.854217           13.152730               10.95%            2,923           2001
                                 10.000000           11.854217               18.54%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.928568           10.247858               14.78%              461           2004
Fund: Trust Class                 6.680076            8.928568               33.66%              461           2003
                                  9.106881            6.680076              -26.65%              461           2002
                                  9.380155            9.106881               -2.91%                0           2001
                                 10.000000            9.380155               -6.20%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.713140           11.445151               17.83%                0           2004
Fund: Trust Class                 7.232089            9.713140               34.31%                0           2003
                                  9.728247            7.232089              -25.66%                0           2002
                                 10.156786            9.728247               -4.22%                0           2001
                                 10.000000           10.156786                1.57%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.309172               13.09%                0          2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.360153            7.757038                5.39%            5,188           2004
Appreciation Fund: Class A        5.742842            7.360153               28.16%            4,600           2003
                                  7.866515            5.742842              -27.00%            3,263          2002*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.240819           12.153275                8.12%                0           2004
Income Fund: Class A             10.000000           11.240819               12.41%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          9.042225           10.623258               17.48%            5,960           2004
Class A                           6.383684            9.042225               41.65%            5,908           2003
                                  8.314786            6.383684              -23.22%            4,982           2002
                                  9.522815            8.314786              -12.69%            2,520           2001
                                 10.000000            9.522815               -4.77%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.722611           13.806630                8.52%                0           2004
Income Fund: Class A             10.745693           12.722611               18.40%                0           2003
                                 10.158799           10.745693                5.78%                0           2002
                                  9.908466           10.158799                2.53%                0           2001
                                 10.000000            9.908466               -0.92%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.565122               15.65%              124          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         12.707311           13.164138                3.59%                0           2004
Class A                          12.217012           12.707311                4.01%            1,018           2003
                                 11.255131           12.217012                8.55%            1,054           2002
                                 10.433622           11.255131                7.87%                0           2001
                                 10.000000           10.433622                4.34%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.681679           14.593076               15.07%                0           2004
Equity Fund: Class A             10.000000           12.681679               26.82%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.766849           12.207776                3.75%                0           2004
A                                10.000000           11.766849               17.67%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common            10.261981           11.171109                8.86%            3,248           2004
Stock Fund: Class Z               7.473439           10.261981               37.31%            3,112           2003
                                  9.350053            7.473439              -20.07%            1,995           2002
                                  9.608591            9.350053               -2.69%            1,460           2001
                                 10.000000            9.608591               -3.91%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.339057            5.086426               17.22%                0           2004
Growth Fund: Class Z              3.264594            4.339057               32.91%                0           2003
                                  5.295220            3.264594              -38.35%                0           2002
                                  7.736571            5.295220              -31.56%                0           2001
                                 10.000000            7.736571              -22.63%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.926305           11.061877               11.44%                0          2004
Investor Class                   10.000000            9.926305               -0.74%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.582011            7.094795                7.79%                0           2004
Fund: Investor Class              5.342558            6.582011               23.20%                0           2003
                                  6.903797            5.342558              -22.61%                0           2002
                                  8.724479            6.903797              -20.87%                0           2001
                                 10.000000            8.724479              -12.76%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          11.157961           13.050342               16.96%              266           2004
Class A                           8.635471           11.157961               29.21%            1,353           2003
                                  9.548082            8.635471               -9.56%            1,367           2002
                                 10.474943            9.548082               -8.85%              224           2001
                                 10.000000           10.474943                4.75%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.419966           14.009859               12.80%              422           2004
Income Fund: Class A             10.000000           12.419966               24.20%              422          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.294324           14.730678               19.82%                0           2004
Fund: Class A                    10.000000           12.294324               22.94%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.764596           17.271608               35.31%                0           2004
Securities Fund: Class A         10.000000           12.764596               27.65%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.232760           13.716373               12.13%                0           2004
Small Cap Fund: Class A          10.000000           12.232760               22.33%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                   Additional Contract Options Elected (Total
           1.05%) (Variable account charges of 1.05% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                5.181446            5.739232               10.77%           8,169           2004
Investor Class                    3.786927            5.181446               36.82%           9,115           2003
                                  5.719278            3.786927              -33.79%           9,700           2002
                                  8.613210            5.719278              -33.60%           8,932           2001
                                 10.000000            8.613210              -13.87%           5,671           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          6.196005            6.930406               11.85%           2,106           2004
Fund: Investor Class              4.690611            6.196005               32.09%           3,437           2003
                                  6.908749            4.690611              -32.11%           3,471           2002
                                  8.829075            6.908749              -21.75%           3,338           2001
                                 10.000000            8.829075              -11.71%           1,239           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.621028            9.876637                2.66%             293           2004
Investor Class                    8.352096            9.621028               15.19%             277           2003
                                  9.640499            8.352096              -13.36%             229           2002
                                  9.834711            9.640499               -1.97%             247           2001
                                 10.000000            9.834711               -1.65%             312           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          5.793806            6.300949                8.75%           6,670            2004
Investor Class                    4.706361            5.793806               23.11%           7,227            2003
                                  6.438630            4.706361              -26.90%           7,314            2002
                                  8.001020            6.438630              -19.53%           7,363            2001
                                 10.000000            8.001020              -19.99%           5,065           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         8.222432            9.170471               11.53%           8,931            2004
Growth: Advisor Class             6.425106            8.222432               27.97%           9,344            2003
                                  8.076413            6.425106              -20.45%           9,618            2002
                                  8.933871            8.076413               -9.60%           9,832            2001
                                 10.000000            8.933871              -10.66%           5,861           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  6.197216            7.054430               13.83%               0            2004
International Growth:             5.005932            6.197216               23.80%             488            2003
Advisor Class                     6.282810            5.005932              -20.32%             267            2002
                                  8.698148            6.282810              -27.77%             308            2001
                                 10.000000            8.698148              -13.02%             286           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           11.671338           11.624911               -0.40%               0            2004
Term Government: Investor        11.665108           11.671338                0.05%               0            2003
Class                            11.202246           11.665108                4.13%               0            2002
                                 10.566125           11.202246                6.02%               0            2001
                                 10.000000           10.566125                5.66%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           6.405328            7.015895                9.53%           3,612            2004
Investor Class                    5.144560            6.405328               24.51%           4,069            2003
                                  6.765100            5.144560              -23.95%           4,637            2002
                                  8.007525            6.765100              -15.52%           4,697            2001
                                 10.000000            8.007525              -19.92%           8,672           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.281113               12.81%             284           2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.611446            8.995692                4.46%               0            2004
Inc.                              7.228960            8.611446               19.12%               0            2003
                                  8.817390            7.228960              -18.01%               0            2002
                                  9.984808            8.817390              -11.69%               0            2001
                                 10.000000            9.984808               -0.15%             215           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders         10.003719           11.307341               13.03%               0            2004
Fund                              7.248067           10.003719               38.02%               0            2003
                                  9.174880            7.248067              -21.00%               0            2002
                                 10.292876            9.174880              -10.86%               0            2001
                                 10.000000           10.292876                2.93%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.129106                1.29%           4,959           2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.682176            5.955767                4.81%               0            2004
Century Fund, Inc.: Class Z       4.562056            5.682176               24.55%               0            2003
                                  6.528011            4.562056              -30.12%               0            2002
                                  8.649094            6.528011              -24.52%               0            2001
                                 10.000000            8.649094              -13.51%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       13.100051           13.841531                5.66%           1,699            2004
F                                11.729359           13.100051               11.69%           2,105            2003
                                 11.085747           11.729359                5.81%           2,386            2002
                                 10.439527           11.085747                6.19%           2,581            2001
                                 10.000000           10.439527                4.40%           6,517           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.454257            8.332868               11.79%               0            2004
Fund: Class F                     6.078207            7.454257               22.64%               0            2003
                                  7.623520            6.078207              -20.27%               0            2002
                                  8.686789            7.623520              -12.24%               0            2001
                                 10.000000            8.686789              -13.13%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       10.805062           11.935085               10.46%              69            2004
                                  8.891010           10.805062               21.53%              69            2003
                                  8.979897            8.891010               -0.99%               0            2002
                                  9.250103            8.979897               -2.92%               0            2001
                                 10.000000            9.250103               -7.50%           3,659           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           12.452370           12.718528                2.14%               0            2004
Corporate Bond Fund:             11.867790           12.452370                4.93%               0            2003
Institutional Service            11.012464           11.867790                7.77%               0            2002
Shares                           10.364717           11.012464                6.25%               0            2001
                                 10.000000           10.364717                3.65%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.753008           10.151504                4.09%             717            2004
Fund: Class A                     8.361967            9.753008               16.64%             717            2003
                                  9.265944            8.361967               -9.76%             717            2002
                                  9.529012            9.265944               -2.76%             717            2001
                                 10.000000            9.529012               -4.71%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           6.401327            6.514398                1.77%               0            2004
Growth Fund: Class A              4.898263            6.401327               30.69%               0            2003
                                  7.125734            4.898263              -31.26%               0            2002
                                  8.776389            7.125734              -18.81%               0            2001
                                 10.000000            8.776389              -12.24%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          11.487512           12.744652               10.94%           2,572            2004
Income Fund: Class A              9.016823           11.487512               27.40%           2,572            2003
                                 10.784613            9.016823              -16.39%           2,572            2002
                                 11.145903           10.784613               -3.24%           2,572            2001
                                 10.000000           11.145903               11.46%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.003720            7.421095                5.96%               0            2004
Opportunities Fund: Class A       5.470171            7.003720               28.03%               0            2003
                                  7.118405            5.470171              -23.15%               0            2002
                                  8.465746            7.118405              -15.92%               0            2001
                                 10.000000            8.465746              -15.34%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            11.941487           13.571457               13.65%               0            2004
Income Advantage Fund:            8.402185           11.941487               42.12%               0            2003
Class T                           8.847725            8.402185               -5.04%               0            2002
                                  9.049202            8.847725               -2.23%               0            2001
                                 10.000000            9.049202               -9.51%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         8.184759            9.151809               11.82%               0            2004
Fund: Class A                     5.731605            8.184759               42.80%               0            2003
                                  7.252663            5.731605              -20.97%               0            2002
                                  9.177583            7.252663              -20.97%               0            2001
                                 10.000000            9.177583               -8.22%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           11.055128               10.55%               0           2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        14.859440           18.424223               23.99%               0            2004
Sheet Investment Fund:           11.589150           14.859440               28.22%               0            2003
Class A                          12.454898           11.589150               -6.95%               0            2002
                                 10.694690           12.454898               16.46%               0            2001
                                 10.000000           10.694690                6.95%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           12.690948           14.252577               12.31%             567            2004
Fund, Inc. - Mutual Shares       10.164357           12.690948               24.86%             567            2003
Fund: Class A                    11.567591           10.164357              -12.13%             567            2002
                                 11.035704           11.567591                4.82%             567            2001
                                 10.000000           11.035704               10.36%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.371079            7.126129               11.85%           7,910            2004
Growth Fund: Class A              4.676591            6.371079               36.23%           8,195            2003
                                  6.711607            4.676591              -30.32%           8,492            2002
                                  8.535571            6.711607              -21.37%           8,446            2001
                                 10.000000            8.535571              -14.64%           3,575           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.544159               15.44%               0           2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      13.114913           13.603781                3.73%           4,487           2004
                                 12.458153           13.114913                5.27%           4,977           2003
                                 11.522467           12.458153                8.12%           4,977           2002
                                 10.601704           11.522467                8.69%           5,187           2001
                                 10.000000           10.601704                6.02%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        12.313280           12.638729                2.64%               0            2004
Class A                          12.060911           12.313280                2.09%               0            2003
                                 11.136073           12.060911                8.30%               0            2002
                                 10.503710           11.136073                6.02%               0            2001
                                 10.000000           10.503710                5.04%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.991429           13.295487                2.34%             306           2004
Fund: Class D                    12.884801           12.991429                0.83%             306           2003
                                 11.733209           12.884801                9.81%             306           2002
                                 10.979716           11.733209                6.86%             306           2001
                                 10.000000           10.979716                9.80%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.173797           10.851597                6.66%               0           2004
Class A                          10.000000           10.173797                1.74%               0           2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             4.886171            5.227100                6.98%               0           2004
Class D                           3.712085            4.886171               31.63%               0           2003
                                  5.261839            3.712085              -29.45%               0           2002
                                  7.364239            5.261839              -28.55%               0           2001
                                 10.000000            7.364239              -26.36%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.745737           11.140150                3.67%               0           2004
Destinations Conservative        10.088065           10.745737                6.52%               0           2003
Fund: Service Class              10.142431           10.088065               -0.54%               0           2002
                                 10.036643           10.142431                1.05%               0           2001
                                 10.000000           10.036643                0.37%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.321941           10.934793                5.94%               0           2004
Destinations Moderately           9.188191           10.321941               12.34%               0           2003
Conservative Fund: Service        9.696789            9.188191               -5.25%               0           2002
Class                             9.915587            9.696789               -2.21%               0           2001
                                 10.000000            9.915587               -0.84%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.728134           10.532464                8.27%               0           2004
Destinations Moderate             8.212724            9.728134               18.45%               0           2003
Fund: Service Class               9.176479            8.212724              -10.50%               0           2002
                                  9.736741            9.176479               -5.75%               0           2001
                                 10.000000            9.736741               -2.63%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.169717           10.171004               10.92%               0           2004
Destinations Moderately           7.336583            9.169717               24.99%               0           2003
Aggressive Fund: Service          8.665321            7.336583              -15.33%               0           2002
Class                             9.601166            8.665321               -9.75%               0           2001
                                 10.000000            9.601166               -3.99%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.723704            9.840974               12.81%               0           2004
Destinations Aggressive           6.694499            8.723704               30.31%               0           2003
Fund: Class A                     8.291195            6.694499              -19.26%               0           2002
                                  9.462918            8.291195              -12.38%               0           2001
                                 10.000000            9.462918               -5.37%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            8.160556            9.620168               17.89%               0            2004
Index Fund: Class A               6.018267            8.160556               35.60%               0            2003
                                  7.390362            6.018267              -18.57%               0            2002
                                  9.640060            7.390362              -23.34%               0            2001
                                 10.000000            9.640060               -3.60%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         11.426267           13.102359               14.67%               0           2004
Fund: Class A                     9.019317           11.426267               26.69%               0           2003
                                 10.572690            9.019317              -14.69%               0           2002
                                 11.221879           10.572690               -5.79%               0           2001
                                 10.000000           11.221879               12.22%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.598728           12.121517               14.37%               0            2004
Index Fund: Class A               7.970556           10.598728               32.97%               0            2003
                                  9.507409            7.970556              -16.16%               0            2002
                                  9.783074            9.507409               -2.82%               0            2001
                                 10.000000            7.487409              -25.13%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.498762           10.458785               -0.38%           6,966           2004
Fund: Service Class              10.557043           10.498762               -0.55%           7,049           2003
                                 10.562945           10.557043               -0.06%           7,677           2002
                                 10.325720           10.562945                2.30%           8,045           2001
                                 10.000000           10.325720                3.26%           1,022           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        8.579682            9.319203                8.62%               0            2004
Class D                           6.821925            8.579682               25.77%               0            2003
                                  8.319321            6.821925              -18.00%               0            2002
                                  9.548753            8.319321              -12.88%               0            2001
                                 10.000000            9.548753               -4.51%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           7.523503            8.210927                9.14%           3,163            2004
Fund: Service Class               5.949936            7.523503               26.45%           3,345            2003
                                  7.776194            5.949936              -23.49%           3,458            2002
                                  8.964557            7.776194              -13.26%           3,721            2001
                                 10.000000            8.964557              -10.35%           5,661           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.594283           14.428715               24.45%               0            2004
Class A                           7.916414           11.594283               46.46%               0            2003
                                  9.822230            7.916414              -19.40%               0            2002
                                 10.117935            9.822230               -2.92%               0            2001
                                 10.000000           10.117935                1.18%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.729049           12.501831               16.52%               0            2004
Fund: Class A                     7.455079           10.729049               43.92%               0            2003
                                  9.529634            7.455079              -21.77%               0            2002
                                  9.472916            9.529634                0.60%               0            2001
                                 10.000000            9.472916               -5.27%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   12.381902           13.894240               12.21%               0           2004
Opportunities Fund: Class A       9.154128           12.381902               35.26%               0           2003
                                 10.802937            9.154128              -15.26%               0           2002
                                 10.720097           10.802937                0.77%               0           2001
                                 10.000000           10.720097                7.20%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

----------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.862880           10.588024                7.35%               0           2004
Insurance Trust - J.P.            8.417472            9.862880               17.17%               0           2003
Morgan GVIT Balanced Fund:        9.701309            8.417472              -13.23%               0           2002
Class I                          10.000000            9.701309               -2.99%               0           2001*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.604169           10.303143                7.28%               0           2004
Fund: I Shares                    8.513662            9.604169               12.81%               0           2003
                                  9.208959            8.513662               -7.55%               0           2002
                                  9.780807            9.208959               -5.85%               0           2001
                                 10.000000            9.780807               -2.19%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.694476            7.939229               18.59%               0           2004
International Growth Fund:        5.019740            6.694476               33.36%               0           2003
I Shares                          6.820590            5.019740              -26.40%             991           2002
                                  8.927438            6.820590              -23.60%             991           2001
                                 10.000000            8.927438              -10.73%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.141286            6.364430                3.63%           1,935           2004
Fund: I Shares                    5.052724            6.141286               21.54%           8,824           2003
                                  6.900653            5.052724              -26.78%           9,263           2002
                                  8.836769            6.900653              -21.91%           9,002           2001
                                 10.000000            8.836769              -11.63%           6,705           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        5.448056            5.643519                3.59%           5,597           2004
                                  4.180365            5.448056               30.32%           5,518           2003
                                  5.832264            4.180365              -28.32%           5,469           2002
                                  7.977044            5.832264              -26.89%           5,440           2001
                                 10.000000            7.977044              -20.23%           5,132           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.488946            5.503125               22.59%          17,268           2004
                                  3.620325            4.488946               23.99%          18,375           2003
                                  4.815508            3.620325              -24.82%          18,424           2002
                                  6.874485            4.815508              -29.95%          19,971           2001
                                 10.000000            6.874485              -31.26%          22,701           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.403198            5.642456                4.43%           1,229           2004
                                  4.395283            5.403198               22.93%           1,229           2003
                                  6.003866            4.395283              -26.79%           1,229           2002
                                  7.867957            6.003866              -23.69%           1,229           2001
                                 10.000000            7.867957              -21.32%           3,278           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 13.971904           15.884866               13.69%               0            2004
Portfolio: Open Shares           10.190458           13.971904               37.11%               0            2003
                                 12.532425           10.190458              -18.69%               0            2002
                                 10.762567           12.532425               16.44%               0            2001
                                 10.000000           10.762567                7.63%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         16.433031           19.297635               17.43%             565            2004
Fund: Trust Class                12.614331           16.433031               30.27%              89            2003
                                 13.141668           12.614331               -4.01%              89            2002
                                 11.850261           13.141668               10.90%               0            2001
                                 10.000000           11.850261               18.50%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.912052           10.223744               14.72%               0            2004
Fund: Trust Class                 6.671082            8.912052               33.59%               0            2003
                                  9.099219            6.671082              -26.69%               0            2002
                                  9.377026            9.099219               -2.96%               0            2001
                                 10.000000            9.377026               -6.23%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.695138           11.418167               17.77%               0            2004
Fund: Trust Class                 7.222334            9.695138               34.24%               0            2003
                                  9.720047            7.222334              -25.70%               0            2002
                                 10.153405            9.720047               -4.27%               0            2001
                                 10.000000           10.153405                1.53%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.305388               13.05%               0           2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.348074            7.740393                5.34%             762            2004
Appreciation Fund: Class A        5.736313            7.348074               28.10%             762            2003
                                  7.861558            5.736313              -27.03%             762            2002
                                  9.100849            7.861558              -13.62%             762            2001
                                 10.000000            9.100849               -8.99%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.237006           12.143017                8.06%               0            2004
Income Fund: Class A             10.000000           11.237006               12.37%               0           2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          9.025481           10.598230               17.43%           5,481            2004
Class A                           6.375066            9.025481               41.57%           8,539            2003
                                  8.307775            6.375066              -23.26%           9,256            2002
                                  9.519639            8.307775              -12.73%           9,342            2001
                                 10.000000            9.519639               -4.80%          10,228           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.701763           13.777043                8.47%             170            2004
Income Fund: Class A             10.733506           12.701763               18.34%             170            2003
                                 10.152406           10.733506                5.72%               0            2002
                                  9.907262           10.152406                2.47%               0            2001
                                 10.000000            9.907262               -0.93%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.561258               15.61%           5,181           2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         12.686438           13.135879                3.54%               0            2004
Class A                          12.203108           12.686438                3.96%               0            2003
                                 11.248004           12.203108                8.49%               0            2002
                                 10.432313           11.248004                7.82%               0            2001
                                 10.000000           10.432313                4.32%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.677404           14.580799               15.01%               0            2004
Equity Fund: Class A             10.000000           12.677404               26.77%               0           2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.762886           12.197503                3.69%               0            2004
A                                10.000000           11.762886               17.63%               0           2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common            10.242992           11.144797                8.80%           1,290            2004
Stock Fund: Class Z               7.463365           10.242992               37.24%           1,468            2003
                                  9.342168            7.463365              -20.11%           1,661            2002
                                  9.605376            9.342168               -2.74%           1,017            2001
                                 10.000000            9.605376               -3.95%           1,260           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.331929            5.075516               17.17%               0            2004
Growth Fund: Class Z              3.260878            4.331929               32.85%               0            2003
                                  5.291872            3.260878              -38.38%               0            2002
                                  7.735625            5.291872              -31.59%               0            2001
                                 10.000000            7.735625              -22.64%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.925506           11.055401               11.38%               0           2004
Investor Class                   10.000000            9.925506               -0.74%               0           2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.571219            7.079584                7.74%               0            2004
Fund: Investor Class              5.336495            6.571219               23.14%               0            2003
                                  6.899448            5.336495              -22.65%               0            2002
                                  8.723419            6.899448              -20.91%               0            2001
                                 10.000000            8.723419              -12.77%               0           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          11.137299           13.019599               16.90%             333            2004
Class A                           8.623830           11.137299               29.15%             333            2003
                                  9.540038            8.623830               -9.60%             333            2002
                                 10.471444            9.540038               -8.89%             333            2001
                                 10.000000           10.471444                4.71%           3,509           2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.415777           13.998056               12.74%               0            2004
Income Fund: Class A             10.000000           12.415777               24.16%               0           2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.290179           14.718282               19.76%               0            2004
Fund: Class A                    10.000000           12.290179               22.90%               0           2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.760283           17.257076               35.24%               0            2004
Securities Fund: Class A         10.000000           12.760283               27.60%               0           2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.228632           13.704810               12.07%               0            2004
Small Cap Fund: Class A          10.000000           12.228632               22.29%               0           2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                   Additional Contract Options Elected (Total
           1.10%) (Variable account charges of 1.10% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                5.171820            5.725682               10.71%           32,907          2004
Investor Class                    3.781806            5.171820               36.76%           27,610          2003
                                  5.714443            3.781806              -33.82%           26,430          2002
                                  8.610328            5.714443              -33.63%           23,425          2001
                                 10.000000            8.610328              -13.90%            4,262          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          6.184526            6.914089               11.80%            6,812          2004
Fund: Investor Class              4.684280            6.184526               32.03%            7,071          2003
                                  6.902922            4.684280              -32.14%            4,402          2002
                                  8.826119            6.902922              -21.79%            1,072          2001
                                 10.000000            8.826119              -11.74%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.603207            9.853365                2.60%              984          2004
Investor Class                    8.340842            9.603207               15.13%            2,084          2003
                                  9.632384            8.340842              -13.41%            2,084          2002
                                  9.831425            9.632384               -2.02%            2,315          2001
                                 10.000000            9.831425               -1.69%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          5.783077            6.286107                8.70%              239           2004
Investor Class                    4.700012            5.783077               23.04%            1,709           2003
                                  6.433204            4.700012              -26.94%            2,909           2002
                                  7.998345            6.433204              -19.57%            1,333           2001
                                 10.000000            7.998345              -20.02%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         8.207203            9.148855               11.47%           17,519           2004
Growth: Advisor Class             6.416443            8.207203               27.91%            8,002           2003
                                  8.069609            6.416443              -20.49%            7,670           2002
                                  8.930891            8.069609               -9.64%            7,789           2001
                                 10.000000            8.930891              -10.69%            2,181          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  6.185724            7.037788               13.77%            4,035           2004
International Growth:             4.999175            6.185724               23.73%            3,992           2003
Advisor Class                     6.277510            4.999175              -20.36%            3,594           2002
                                  8.695243            6.277510              -27.81%            2,708           2001
                                 10.000000            8.695243              -13.05%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           11.649721           11.597523               -0.45%            1,929           2004
Term Government: Investor        11.649401           11.649721                0.00%            1,737           2003
Class                            11.192809           11.649401                4.08%              834           2002
                                 10.562593           11.192809                5.97%              221           2001
                                 10.000000           10.562593                5.63%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           6.393434            6.999332                9.48%           46,082           2004
Investor Class                    5.137604            6.393434               24.44%           35,396           2003
                                  6.759388            5.137604              -23.99%           17,766           2002
                                  8.004847            6.759388              -15.56%           16,158           2001
                                 10.000000            8.004847              -19.95%            5,084          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.277333               12.77%              169          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.595481            8.974482                4.41%           16,127           2004
Inc.                              7.219199            8.595481               19.06%           11,344           2003
                                  8.809960            7.219199              -18.06%            2,334           2002
                                  9.981474            8.809960              -11.74%            4,619           2001
                                 10.000000            9.981474               -0.19%            1,486          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.985183           11.280690               12.97%                0           2004
Fund                              7.238285            9.985183               37.95%                0           2003
                                  9.167143            7.238285              -21.04%                0           2002
                                 10.289434            9.167143              -10.91%                0           2001
                                 10.000000           10.289434                2.89%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.128911                1.29%           14,979          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.671645            5.941732                4.76%              151           2004
Century Fund, Inc.: Class Z       4.555901            5.671645               24.49%              413           2003
                                  6.522504            4.555901              -30.15%              407           2002
                                  8.646201            6.522504              -24.56%              267           2001
                                 10.000000            8.646201              -13.54%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       13.075801           13.808912                5.61%            5,091           2004
F                                11.713558           13.075801               11.63%            5,865           2003
                                 11.076406           11.713558                5.75%            7,552           2002
                                 10.436024           11.076406                6.14%            5,855           2001
                                 10.000000           10.436024                4.36%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.442039            8.315005               11.73%                0           2004
Fund: Class F                     6.071310            7.442039               22.58%                0           2003
                                  7.618723            6.071310              -20.31%                0           2002
                                  8.685731            7.618723              -12.28%                0           2001
                                 10.000000            8.685731              -13.14%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       10.785009           11.906915               10.40%            2,076           2004
                                  8.878995           10.785009               21.47%            1,709           2003
                                  8.972297            8.878995               -1.04%            1,900           2002
                                  9.246973            8.972297               -2.97%            1,810           2001
                                 10.000000            9.246973               -7.53%            1,964          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           12.431910           12.691217                2.09%           13,599           2004
Corporate Bond Fund:             11.854280           12.431910                4.87%              782           2003
Institutional Service            11.005490           11.854280                7.71%                0           2002
Shares                           10.363417           11.005490                6.20%                0           2001
                                 10.000000           10.363417                3.63%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.734961           10.127590                4.03%           16,832           2004
Fund: Class A                     8.350706            9.734961               16.58%           18,731           2003
                                  9.258143            8.350706               -9.80%           20,365           2002
                                  9.525831            9.258143               -2.81%           24,354           2001
                                 10.000000            9.525831               -4.74%           17,169          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           6.390817            6.500399                1.71%            5,656           2004
Growth Fund: Class A              4.892688            6.390817               30.62%            4,979           2003
                                  7.121235            4.892688              -31.29%            2,605           2002
                                  8.775315            7.121235              -18.85%              674           2001
                                 10.000000            8.775315              -12.25%            1,563          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          11.466246           12.714640               10.89%           23,033           2004
Income Fund: Class A              9.004669           11.466246               27.34%           18,018           2003
                                 10.775523            9.004669              -16.43%           16,425           2002
                                 11.142187           10.775523               -3.29%            7,865           2001
                                 10.000000           11.142187               11.42%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.990730            7.403590                5.91%            7,681           2004
Opportunities Fund: Class A       5.462791            6.990730               27.97%            2,061           2003
                                  7.112419            5.462791              -23.19%            2,755           2002
                                  8.462922            7.112419              -15.96%            3,818           2001
                                 10.000000            8.462922              -15.37%            2,847          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            11.919380           13.539484               13.59%              461           2004
Income Advantage Fund:            8.390860           11.919380               42.05%            1,534           2003
Class T                           8.840276            8.390860               -5.08%              639           2002
                                  9.046176            8.840276               -2.28%            1,016           2001
                                 10.000000            9.046176               -9.54%              488          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         8.171351            9.132210               11.76%              717           2004
Fund: Class A                     5.725093            8.171351               42.73%                0           2003
                                  7.248088            5.725093              -21.01%                0           2002
                                  9.176473            7.248088              -21.01%                0           2001
                                 10.000000            9.176473               -8.24%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           11.051431               10.51%            1,129          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        14.835092           18.384738               23.93%            9,599           2004
Sheet Investment Fund:           11.575999           14.835092               28.15%            4,697           2003
Class A                          12.447055           11.575999               -7.00%            2,010           2002
                                 10.693394           12.447055               16.40%            1,081           2001
                                 10.000000           10.693394                6.93%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           12.667460           14.219003               12.25%           14,796           2004
Fund, Inc. - Mutual Shares       10.150678           12.677460               24.79%           12,698           2003
Fund: Class A                    11.557852           10.150678              -12.18%           12,391           2002
                                 11.032014           11.557852                4.77%            9,220           2001
                                 10.000000           11.032014               10.32%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.359250            7.109309               11.79%           18,475           2004
Growth Fund: Class A              4.670272            6.359250               36.16%           15,385           2003
                                  6.705929            4.670272              -30.36%            4,064           2002
                                  8.532712            6.705929              -21.41%            2,979           2001
                                 10.000000            8.532712              -14.67%            1,761          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.540306               15.40%            2,321          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      13.090582           13.571682                3.68%              134           2004
                                 12.441326           13.090582                5.22%              134           2003
                                 11.723339           12.867461                9.76%            18106           2002
                                 10.598118           11.512719                8.63%            2,639           2001
                                 10.000000           10.598118                5.98%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        12.293041           12.611579                2.59%            1,502           2004
Class A                          12.047175           12.293041                2.04%              547           2003
                                 11.129015           12.047175                8.25%              559           2002
                                 10.502389           11.129015                5.97%              501           2001
                                 10.000000           10.502389                5.02%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.967387           13.264175                2.29%           23,277           2004
Fund: Class D                    12.867461           12.967387                0.78%           16,016           2003
                                 11.723339           12.867461                9.76%           18,106           2002
                                 10.976054           11.723339                6.81%           13,676           2001
                                 10.000000           10.976054                9.76%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.173629           10.845946                6.61%              904           2004
Class A                          10.000000           10.173629                1.74%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             4.877102            5.214754                6.92%              749           2004
Class D                           3.707071            4.877102               31.56%              920           2003
                                  5.257404            3.707071              -29.49%                0           2002
                                  7.361782            5.257404              -28.59%                0           2001
                                 10.000000            7.361782              -26.38%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.728135           11.116277                3.62%                0           2004
Destinations Conservative        10.076619           10.728135                6.47%                0           2003
Fund: Service Class              10.136040           10.076619               -0.59%                0           2002
                                 10.035422           10.136040                1.00%                0           2001
                                 10.000000           10.035422                0.35%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.305026           10.911369                5.88%                0           2004
Destinations Moderately           9.177774           10.305026               12.28%                0           2003
Conservative Fund: Service        9.690685            9.177774               -5.29%                0           2002
Class                             9.914385            9.690685               -2.26%                0           2001
                                 10.000000            9.914385               -0.86%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.712199           10.509886                8.21%           46,404           2004
Destinations Moderate             8.203405            9.712199               18.39%                0           2003
Fund: Service Class               9.170694            8.203405              -10.55%                0           2002
                                  9.735557            9.170694               -5.80%                0           2001
                                 10.000000            9.735557               -2.64%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.154663           10.149181               10.86%           10,055           2004
Destinations Moderately           7.328242            9.154663               24.92%            4,007           2003
Aggressive Fund: Service          8.659856            7.328242              -15.38%                0           2002
Class                             9.599996            8.659856               -9.79%                0           2001
                                 10.000000            9.599996               -4.00%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.709380            9.819851               12.75%           22,616           2004
Destinations Aggressive           6.686881            8.709380               30.25%           18,770           2003
Fund: Class A                     8.285961            6.686881              -19.30%                0           2002
                                  9.461766            8.285961              -12.43%                0           2001
                                 10.000000            9.461766               -5.38%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            8.147171            9.599538               17.83%              218           2004
Index Fund: Class A               6.011435            8.147171               35.53%              218           2003
                                  7.385704            6.011435              -18.61%              218           2002
                                  9.638894            7.385704              -23.38%                0           2001
                                 10.000000            9.638894               -3.61%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         11.405103           13.071481               14.61%            3,200           2004
Fund: Class A                     9.007162           11.405103               26.62%                0           2003
                                 10.563789            9.007162              -14.74%                0           2002
                                 11.218135           10.563789               -5.83%                0           2001
                                 10.000000           11.218135               12.18%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.581371           12.095555               14.31%            8,329           2004
Index Fund: Class A               7.961508           10.581371               32.91%            7,430           2003
                                  9.501415            7.961508              -16.21%           10,456           2002
                                  9.781881            9.501415               -2.87%                0           2001
                                 10.000000            9.781881               -2.18%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.479279           10.434100               -0.43%           35.819           2004
Fund: Service Class              10.542778           10.479279               -0.60%           27,330           2003
                                 10.554003           10.542778               -0.11%           44,330           2002
                                 10.322224           10.554003                2.25%           16,714           2001
                                 10.000000           10.322224                3.22%            3,743          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        8.563792            9.297251                8.56%            4,347           2004
Class D                           6.812739            8.563792               25.70%            4,264           2003
                                  8.312313            6.812739              -18.04%            1,194           2002
                                  9.545563            8.312313              -12.92%            1,194           2001
                                 10.000000            9.545563               -4.54%            1,194          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           7.509554            8.191564                9.08%           39,352           2004
Fund: Service Class               5.941904            7.509554               26.38%           24,859           2003
                                  7.769635            5.941904              -23.52%           20,354           2002
                                  8.961551            7.769635              -13.30%           11,315           2001
                                 10.000000            8.961551              -10.38%            3,871          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.572817           14.394720               24.38%            1,236           2004
Class A                           7.905738           11.572817               46.39%            1,024           2003
                                  9.813954            7.905738              -19.44%            1,024           2002
                                 10.114557            9.813954               -2.97%              406           2001
                                 10.000000           10.114557                1.15%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.711441           12.475022               16.46%            5,401           2004
Fund: Class A                     7.446591           10.711441               43.84%              658           2003
                                  9.523620            7.446591              -21.81%              658           2002
                                  9.471766            9.523620                0.55%                0           2001
                                 10.000000            9.471766               -5.28%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   12.361600           13.864452               12.16%              821          2004
Opportunities Fund: Class A       9.143732           12.361600               35.19%                0          2003
                                 10.796129            9.143732              -15.31%                0          2002
                                 10.718800           10.796129                0.72%                0          2001
                                 10.000000           10.718800                7.19%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

----------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.850837           10.569751                7.30%                0          2004
Insurance Trust - J.P.            8.411441            9.850837               17.11%                0          2003
Morgan GVIT Balanced Fund:        9.699274            8.411441              -13.28%                0          2002
Class I                          10.000000            9.669274               -3.01%                0          2001*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.588406           10.281041                7.22%           13,377          2004
Fund: I Shares                    8.503980            9.588406               12.75%            5,910          2003
                                  9.203139            8.503980               -7.60%            5,021          2002
                                  9.779617            9.203139               -5.89%            5,347          2001
                                 10.000000            9.779617               -2.20%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.683486            7.922181               18.53%                0          2004
International Growth Fund:        5.014024            6.683486               33.30%                0          2003
I Shares                          6.816279            5.014024              -26.44%                0          2002
                                  8.926347            6.816279              -23.64%                0          2001
                                 10.000000            8.926347              -10.74%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.131199            6.350764                3.58%           18.706          2004
Fund: I Shares                    5.046978            6.131199               21.48%           22,009          2003
                                  6.896306            5.046978              -26.82%           11,837          2002
                                  8.835700            6.896306              -21.95%            7,850          2001
                                 10.000000            8.835700              -11.64%            3,358          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        5.437950            5.630199                3.54%           31,324          2004
                                  4.174718            5.437950               30.26%           33,640          2003
                                  5.827339            4.174718              -28.36%           36,473          2002
                                  7.974378            5.827339              -26.92%           29,267          2001
                                 10.000000            7.974378              -20.26%            6,090          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.480611            5.490136               22.53%           33,303          2004
                                  3.615432            4.480611               23.93%           33,079          2003
                                  4.811444            3.615432              -24.86%           30,261          2002
                                  6.872183            4.811444              -29.99%           34,213          2001
                                 10.000000            6.872183              -31.28%            5,525          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.393177            5.629141                4.38%              569          2004
                                  4.389340            5.393177               22.87%              569          2003
                                  5.998784            4.389340              -26.83%              569          2002
                                  7.865317            5.998784              -23.73%              569          2001
                                 10.000000            7.865317              -21.35%              569          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 13.946051           15.847458               13.63%            6,478           2004
Portfolio: Open Shares           10.176738           13.946051               37.04%            6,479           2003
                                 12.521882           10.176738              -18.73%            2,223           2002
                                 10.758985           12.521882               16.39%            1,991           2001
                                 10.000000           10.758985                7.59%            1,199          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         16.402603           19.252182               17.37%           22,014           2004
Fund: Trust Class                12.597330           16.402603               30.21%           16,886           2003
                                 13.130593           12.597330               -4.06%           10,076           2002
                                 11.846299           13.130593               10.84%            7,927           2001
                                 10.000000           11.846299               18.46%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.895538           10.199636               14.66%            3,582           2004
Fund: Trust Class                 6.662086            8.895538               33.52%            4,696           2003
                                  9.091559            6.662086              -26.72%            5,384           2002
                                  9.373903            9.091559               -3.01%            6,583           2001
                                 10.000000            9.373903               -6.26%            2,010          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.677192           11.391277               17.71%              112           2004
Fund: Trust Class                 7.212602            9.677192               34.17%              115           2003
                                  9.711863            7.212602              -25.73%              118           2002
                                 10.150014            9.711863               -4.32%                0           2001
                                 10.000000           10.150014                1.50%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.301613               13.02%              180          2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.336028            7.723800                5.29%           15,896           2004
Appreciation Fund: Class A        5.729798            7.336028               28.03%            8,606           2003
                                  7.856604            5.729798              -27.07%            7,238           2002
                                  9.099745            7.856604              -13.66%            3,682           2001
                                 10.000000            9.099745               -9.00%              587          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.233195           12.132761                8.01%                0           2004
Income Fund: Class A             10.000000           11.233195               12.33%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          9.008768           10.573262               17.37%           29,740           2004
Class A                           6.366472            9.008768               41.50%           31,153           2003
                                  8.300784            6.366472              -23.30%           29,241           2002
                                  9.516462            8.300784              -12.77%           24,886           2001
                                 10.000000            9.516462               -4.84%            6,057          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.680947           13.747516                8.41%              426           2004
Income Fund: Class A             10.721334           12.680947               18.28%                0           2003
                                 10.146020           10.721334                5.67%                0           2002
                                  9.906062           10.146020                2.42%                0           2001
                                 10.000000            9.906062               -0.94%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.557400               15.57%           16,471          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         12.665594           13.107670                3.49%           56,232           2004
Class A                          12.189216           12.665594                3.91%           44,647           2003
                                 11.240879           12.189216                8.44%           42,453           2002
                                 10.431004           11.240879                7.76%           26,838           2001
                                 10.000000           10.431004                4.31%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.673131           14.568524               14.96%                0           2004
Equity Fund: Class A             10.000000           12.673131               26.73%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.758921           12.187228                3.64%              147           2004
A                                10.000000           11.758921               17.59%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common            10.223995           11.118507                8.75%            9,584           2004
Stock Fund: Class Z               7.453287           10.223995               37.17%            8,923           2003
                                  9.334283            7.453287              -20.15%           14,016           2002
                                  9.602164            9.334283               -2.79%           16,134           2001
                                 10.000000            9.602164               -3.98%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.324810            5.064591               17.11%            1,907           2004
Growth Fund: Class Z              3.257163            4.324810               32.78%              196           2003
                                  5.288522            3.257163              -38.41%              277           2002
                                  7.734681            5.288522              -31.63%              145           2001
                                 10.000000            7.734681              -22.65%              530          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.924713           11.048938               11.33%              768          2004
Investor Class                   10.000000            9.924713               -0.75%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.560434            7.064399                7.68%                0           2004
Fund: Investor Class              5.330419            6.560434               23.08%                0           2003
                                  6.895089            5.330419              -22.69%                0           2002
                                  8.722354            6.895089              -20.95%                0           2001
                                 10.000000            8.722354              -12.78%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          11.116662           12.988908               16.84%            8,814           2004
Class A                           8.612202           11.116662               29.08%            8,355           2003
                                  9.531995            8.612202               -9.65%            5,568           2002
                                 10.467943            9.531995               -8.94%            1,214           2001
                                 10.000000           10.467943                4.68%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.411588           13.986262               12.69%            6,239           2004
Income Fund: Class A             10.000000           12.411588               24.12%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.286044           14.705890               19.70%              450           2004
Fund: Class A                    10.000000           12.286044               22.86%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.755989           17.242549               35.17%            2,786           2004
Securities Fund: Class A         10.000000           12.755989               27.56%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.224504           13.693265               12.01%            3,271           2004
Small Cap Fund: Class A          10.000000           12.224504               22.25%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                   Additional Contract Options Elected (Total
           1.15%) (Variable account charges of 1.15% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                5.162232            5.712163               10.65%            4,848           2004
Investor Class                    3.776694            5.162232               36.69%            5,957           2003
                                  5.709614            3.776694              -33.85%            5,722           2002
                                  8.607449            5.709614              -33.67%            2,007           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          6.173066            6.897773               11.74%            1,821           2004
Fund: Investor Class              4.677960            6.173066               31.96%            1,605           2003
                                  6.897098            4.677960              -32.17%                0           2002
                                  8.823171            6.897098              -21.83%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.585432            9.830156                2.55%                0           2004
Investor Class                    8.329605            9.585432               15.08%                0           2003
                                  9.624264            8.329605              -13.45%                0           2002
                                  9.828141            9.624264               -2.07%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          5.772348            6.271268                8.64%              861          2004
Investor Class                    4.693669            5.772348               22.98%            1,253          2003
                                  6.427779            4.693669              -26.98%            2,282          2002
                                  7.995667            6.427779              -19.61%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         8.191973            9.127260               11.42%            1,158          2004
Growth: Advisor Class             6.407778            8.191973               27.84%            1,134          2003
                                  8.062792            6.407778              -20.53%                7          2002
                                  8.927904            8.062794               -9.69%                6          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  6.174252            7.021189               13.72%            2,416          2004
International Growth:             4.992424            6.174252               23.67%            2,616          2003
Advisor Class                     6.272214            4.992424              -20.40%            2,616          2002
                                  8.692333            6.272214              -27.84%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           11.628151           11.570195               -0.50%                0          2004
Term Government: Investor        11.633707           11.628151               -0.05%                0          2003
Class                            11.183394           11.633707                4.03%                0          2002
                                 10.559064           11.183394                5.91%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           6.381591            6.982840                9.42%            2,703          2004
Investor Class                    5.130684            6.381591               24.38%           11,636          2003
                                  6.753692            5.130684              -24.03%            2,526          2002
                                  8.002172            6.753692              -15.60%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.273569               12.74%                0          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.579576            8.953356                4.36%            2,377          2004
Inc.                              7.209483            8.579576               19.00%                0          2003
                                  8.802545            7.209483              -18.10%                0          2002
                                  9.978148            8.802545              -11.78%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.966677           11.254092               12.92%                0          2004
Fund                              7.228522            9.966677               37.88%                0          2003
                                  9.159413            7.228522              -21.08%                0          2002
                                 10.286001            9.159413              -10.95%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.128715                1.29%                0          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.661141            5.927720                4.71%            1,927          2004
Century Fund, Inc.: Class Z       4.549765            5.661141               24.43%            1,845          2003
                                  6.517010            4.549765              -30.19%                0          2002
                                  8.643318           6.5170110              -24.60%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       13.051576           13.776369                5.55%                0          2004
F                                11.697784           13.051576               11.57%                0          2003
                                 11.067080           11.697784                5.70%                0          2002
                                 10.432537           11.067080                6.08%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.429831            8.297080               11.67%                0          2004
Fund: Class F                     6.064406            7.429831               22.52%                0          2003
                                  7.613917            6.064406              -20.35%                0          2002
                                  8.684677            7.613917              -12.33%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       10.764987           11.878800               10.35%            1,631          2004
                                  8.866994           10.764987               21.41%            1,766          2003
                                  8.964702            8.866994               -1.09%            1,766          2002
                                  9.243844            8.964702               -3.02%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           12.411468           12.663943                2.03%                0           2004
Corporate Bond Fund:             11.840774           12.411468                4.82%                0           2003
Institutional Service            10.998511           11.840774                7.66%                0           2002
Shares                           10.362113           10.998511                6.14%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.716938           10.103733                3.98%                0           2004
Fund: Class A                     8.339458            9.716938               16.52%                0           2003
                                  9.250348            8.339458               -9.85%                0           2002
                                  9.522648            9.250348               -2.86%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           6.380320            6.486456                1.66%                0           2004
Growth Fund: Class A              4.887124            6.380320               30.55%                0           2003
                                  7.116740            4.887124              -31.33%                0           2002
                                  8.774252            7.116740              -18.89%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          11.445018           12.684670               10.83%            6,358           2004
Income Fund: Class A              8.992544           11.445018               27.27%            4,435           2003
                                 10.766463            8.992544              -16.48%            1,489           2002
                                 11.138472           10.766463               -3.34%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.977775            7.386135                5.85%                0           2004
Opportunities Fund: Class A       5.455415            6.977775               27.91%                0           2003
                                  7.106406            5.455415              -23.23%                0           2002
                                  8.460092            7.106406              -16.00%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            11.897299           13.507583               13.53%            1,149           2004
Income Advantage Fund:            8.379537           11.897299               41.98%            1,244           2003
Class T                           8.832815            8.379537               -5.13%            1,244           2002
                                  9.043143            8.832815               -2.33%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         8.157922            9.112587               11.70%                0           2004
Fund: Class A                     5.718578            8.157922               42.66%                0           2003
                                  7.243507            5.718578              -21.05%                0           2002
                                  9.175349            7.243507              -21.05%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           11.047743               10.48%                0          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        14.810724           18.345276               23.86%            3,243           2004
Sheet Investment Fund:           11.562834           14.810724               28.09%            2,807           2003
Class A                          12.439207           11.562834               -7.05%              753           2002
                                 10.692092           12.439207               16.34%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           12.643978           14.185479               12.19%            1,899           2004
Fund, Inc. - Mutual Shares       10.136982           12.643978               24.73%            2,173           2003
Fund: Class A                    11.548118           10.136982              -12.22%            1,786           2002
                                 11.028332           11.548118                4.71%                4           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.347459            7.092542               11.74%            1,375           2004
Growth Fund: Class A              4.663967            6.347459               36.10%                0           2003
                                  6.700269            4.663967              -30.39%                0           2002
                                  8.529854            6.700269              -21.45%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.536447               15.36%                0          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      13.066278           13.539638                3.62%                5           2004
                                 12.424509           13.066278                5.17%                5           2003
                                 11.502974           12.424509                8.01%                5           2002
                                 10.594532           11.502974                8.57%                4           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        12.272831           12.584483                2.54%                0           2004
Class A                          12.033452           12.272831                1.99%                0           2003
                                 11.121960           12.033452                8.20%                0           2002
                                 10.501069           11.121960                5.91%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.943363           13.232915                2.24%                0           2004
Fund: Class D                    12.850121           12.943363                0.73%                0           2003
                                 11.713462           12.850121                9.70%                0           2002
                                 10.972389           11.713462                6.75%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.173460           10.840268                6.55%                0           2004
Class A                          10.000000           10.173460                1.73%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             4.868052            5.202454                6.87%                0           2004
Class D                           3.702067            4.868052               31.50%                0           2003
                                  5.252956            3.702067              -29.52%                0           2002
                                  7.359312            5.252956              -28.62%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.710532           11.092431                3.57%                0           2004
Destinations Conservative        10.065181           10.710532                6.41%                0           2003
Fund: Service Class              10.129657           10.065181               -0.64%                0           2002
                                 10.034205           10.129657                0.95%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.288121           10.887967                5.83%            1,973           2004
Destinations Moderately           9.167345           10.288121               12.23%                0           2003
Conservative Fund: Service        9.684583            9.167345               -5.34%                0           2002
Class                             9.913171            9.684583               -2.31%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.696277           10.487361                8.16%           34,680           2004
Destinations Moderate             8.194094            9.696277               18.33%           13,116           2003
Fund: Service Class               9.164925            8.194094              -10.59%            5,336           2002
                                  9.734377            9.164925               -5.85%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.139658           10.127428               10.81%           20,776           2004
Destinations Moderately           7.319924            9.139658               24.86%            4,925           2003
Aggressive Fund: Service          8.654404            7.319924              -15.42%                0           2002
Class                             9.598833            8.654404               -9.84%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.695081            9.798776               12.69%            5,128           2004
Destinations Aggressive           6.679286            8.695081               30.18%            5,241           2003
Fund: Class A                     8.280736            6.679286              -19.34%                0           2002
                                  9.460618            8.280736              -12.47%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            8.133790            9.578924               17.77%                0           2004
Index Fund: Class A               6.004600            8.133790               35.46%                0           2003
                                  7.381052            6.004600              -18.65%                0           2002
                                  9.637722            7.381052              -23.41%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         11.383969           13.040678               14.55%                0           2004
Fund: Class A                     8.995019           11.383969               26.56%                0           2003
                                 10.554886            8.995019              -14.78%                0           2002
                                 11.214391           10.554886               -5.88%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.564009           12.069608               14.25%              434           2004
Index Fund: Class A               7.952460           10.564009               32.84%                0           2003
                                  9.495426            7.952460              -16.25%                0           2002
                                  9.780695            9.495426               -2.92%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.459825           10.409464               -0.48%           21,848           2004
Fund: Service Class              10.528530           10.459825               -0.65%           35,058           2003
                                 10.545072           10.528530               -0.16%           11,682           2002
                                 10.318733           10.545072                2.19%            8,405           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        8.547902            9.275303                8.51%                0           2004
Class D                           6.803532            8.547902               25.64%            7,185           2003
                                  8.305301            6.803532              -18.08%                0           2002
                                  9.542368            8.305301              -12.96%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           7.495638            8.172256                9.03%            3,243           2004
Fund: Service Class               5.933888            7.495638               26.32%            9,295           2003
                                  7.763080            5.933888              -23.56%                0           2002
                                  8.958557            7.763080              -13.34%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.551379           14.360812               24.32%            3,462           2004
Class A                           7.895078           11.551379               46.31%            3,462           2003
                                  9.805688            7.895078              -19.48%                0           2002
                                 10.111177            9.805688               -3.02%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.693889           12.448290               16.41%                0           2004
Fund: Class A                     7.438134           10.693889               43.77%            4,093           2003
                                  9.517617            7.438134              -21.85%                0           2002
                                  9.470616            9.517617                0.50%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   12.341327           13.834717               12.10%                0           2004
Opportunities Fund: Class A       9.133341           12.341327               35.12%                0           2003
                                 10.789326            9.133341              -15.35%                0           2002
                                 10.717502           10.789326                0.67%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.838786           10.551486                7.24%                0           2004
Insurance Trust - J.P.            8.405403            9.838786               17.05%                0           2003
Morgan GVIT Balanced Fund:        9.697223            8.405403              -13.32%                0           2002
Class I                          10.000000            9.697223               -3.03%                0          2001*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.572678           10.258991                7.17%              515           2004
Fund: I Shares                    8.494326            9.572678               12.69%                0           2003
                                  9.197351            8.494326               -7.64%                0           2002
                                  9.778429            9.197351               -5.94%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.672535            7.905207               18.47%                0           2004
International Growth Fund:        5.008334            6.672535               33.23%                0           2003
I Shares                          6.811996            5.008334              -26.48%                0           2002
                                  8.925263            6.811996              -23.68%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.121124            6.337122                3.53%                0           2004
Fund: I Shares                    5.041229            6.121124               21.42%            1,301           2003
                                  6.891949            5.041229              -26.85%            1,005           2002
                                  8.834621            6.891949              -21.99%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        5.427867            5.616928                3.48%            2,325           2004
                                  4.169080            5.427867               30.19%            2,325           2003
                                  5.822415            4.169080              -28.40%            2,325           2002
                                  7.971710            5.822415              -26.96%                8           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.472315            5.477204               22.47%           18,377           2004
                                  3.610550            4.472315               23.87%           17,652           2003
                                  4.807382            3.610550              -24.90%           14,865           2002
                                  6.869882            4.807382              -30.02%            2,170           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.383171            5.615858                4.32%                0           2004
                                  4.838415            5.383171               22.81%                0           2003
                                  5.993734            4.383415              -26.87%                0           2002
                                  7.862685            5.993734              -23.77%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 13.920183           15.810083               13.58%                0           2004
Portfolio: Open Shares           10.162998           13.920183               36.97%                0           2003
                                 12.511325           10.162998              -18.77%                0           2002
                                 10.755382           12.511325               16.33%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         16.372229           19.206822               17.31%            4,104           2004
Fund: Trust Class                12.580349           16.372229               30.14%            3,243           2003
                                 13.119535           12.580349               -4.11%              380           2002
                                 11.842348           13.119535               10.78%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.879051           10.175586               14.60%                0           2004
Fund: Trust Class                 6.653103            8.879051               33.46%                0           2003
                                  9.083898            6.653103              -26.76%                0           2002
                                  9.370766            9.083898               -3.06%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.659266           11.364420               17.65%                0           2004
Fund: Trust Class                 7.202877            9.659266               34.10%                0           2003
                                  9.703683            7.202877              -25.77%                0           2002
                                 10.146626            9.703683               -4.37%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.297836               12.98%                0          2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.323991            1.707232                5.23%                0           2004
Appreciation Fund: Class A        5.723282            7.323991               27.97%                0           2003
                                  7.851643            5.723282              -27.11%                0           2002
                                  9.098636            7.851643              -13.71%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.229384           12.122516                7.95%                0           2004
Income Fund: Class A             10.000000           11.229384               12.29%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          8.992069           10.548332               17.31%            8,714           2004
Class A                           6.357882            8.992069               41.43%            9,579           2003
                                  8.293772            6.357882              -23.34%                0           2002
                                  9.513285            8.293772              -12.82%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.660146           13.718025                8.36%                0           2004
Income Fund: Class A             10.709163           12.660146               18.22%                0           2003
                                 10.139628           10.709163                5.62%                0           2002
                                  9.904857           10.139628                2.37%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.553527               15.54%            1,772          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         12.644761           13.079494                3.44%            4,767           2004
Class A                          12.175323           12.644761                3.86%            2,184           2003
                                 11.233747           12.175323                8.38%            2,092           2002
                                 10.429689           11.233747                7.71%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.668851           14.556251               14.90%                0           2004
Equity Fund: Class A             10.000000           12.668851               26.69%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.754960           12.176966                3.59%                0           2004
A                                10.000000           11.754960               17.55%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common            10.205070           11.092310                8.69%                0           2004
Stock Fund: Class Z               7.443247           10.205070               37.11%                0           2003
                                  9.326431            7.443247              -20.19%                0           2002
                                  9.598963            9.326431               -2.84%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.317695            5.053713               17.05%              545           2004
Growth Fund: Class Z              3.253446            4.317695               32.71%              509           2003
                                  5.285172            3.253446              -38.44%                0           2002
                                  7.733735            5.285172              -31.66%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.923915           11.042463               11.27%                0          2004
Investor Class                   10.000000            9.923915               -0.76%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.549668            7.049230                7.63%                0           2004
Fund: Investor Class              5.324368            6.549668               23.01%                0           2003
                                  6.890752            5.324368              -22.73%                0           2002
                                  8.721294            6.890752              -20.99%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          11.096065           12.958288               16.78%            1,299           2004
Class A                           8.600586           11.096065               29.02%                0           2003
                                  9.523952            8.600586               -9.70%                0           2002
                                 10.464444            9.523952               -8.99%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.407401           13.974480               12.63%                0           2004
Income Fund: Class A             10.000000           12.407401               24.07%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.281897           14.693507               19.64%                0           2004
Fund: Class A                    10.000000           12.281897               22.82%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.751682           17.228016               35.10%                0           2004
Securities Fund: Class A         10.000000           12.751682               27.52%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.220380           13.681723               11.96%                0           2004
Small Cap Fund: Class A          10.000000           12.220380               22.20%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                   Additional Contract Options Elected (Total
           1.20%) (Variable account charges of 1.20% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                5.152667            5.698706               10.60%           82,477           2004
Investor Class                    3.771594            5.152667               36.62%           88,986           2003
                                  5.704790            3.771594              -33.89%           70,939           2002
                                  8.604565            5.704790              -33.70%           68,548           2001
                                 10.000000            8.604565              -13.95%           37,054          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          6.161600            6.881490               11.68%           23,361           2004
Fund: Investor Class              4.671637            6.161600               31.89%           29,230           2003
                                  6.891266            4.671637              -32.21%          181,013           2002
                                  8.820208            6.891266              -21.87%           16,391           2001
                                 10.000000            8.820208              -11.80%            7,748          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.567667            9.806967                2.50%           12,069           2004
Investor Class                    8.318370            9.567667               15.02%           11,537           2003
                                  9.616153            8.318370              -13.50%           17,265           2002
                                  9.824855            9.616153               -2.12%           11,440           2001
                                 10.000000            9.824855               -1.75%           11,369          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          5.761645            6.256480                8.59%           42,247           2004
Investor Class                    4.687322            5.761645               22.92%           28,356           2003
                                  6.422342            4.687322              -27.02%           18,216           2002
                                  7.992996            6.422342              -19.65%           11,516           2001
                                 10.000000            7.992996              -20.07%            4,759          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         8.176785            9.105733               11.36%           68,420           2004
Growth: Advisor Class             6.399123            8.176785               27.78%           85,036           2003
                                  8.055987            6.399123              -20.57%           48,480           2002
                                  8.924912            8.055987               -9.74%           25,824           2001
                                 10.000000            8.924912              -10.75%           10,353          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  6.162806            7.004628               13.66%           16,650           2004
International Growth:             4.985687            6.162806               23.61%          129,789           2003
Advisor Class                     6.266925            4.985687              -20.44%           17,147           2002
                                  8.689431            6.266925              -27.88%            6,802           2001
                                 10.000000            8.689431              -13.11%            2,013          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           11.606599           11.542902               -0.55%           13,351           2004
Term Government: Investor        11.618023           11.606599               -0.10%            9,477           2003
Class                            11.173964           11.618023                3.97%           24,719           2002
                                 10.555532           11.173964                5.86%            3,932           2001
                                 10.000000           10.555532                5.56%               58          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           6.369754            6.966365                9.37%          161,629           2004
Investor Class                    5.123750            6.369754               24.32%          139,743           2003
                                  6.747984            5.123750              -24.07%          108,067           2002
                                  7.999493            6.747984              -15.64%           59,502           2001
                                 10.000000            7.999493              -20.01%           41,074          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.269799               12.70%           26,010          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.563638            8.932191                4.30%           71,941           2004
Inc.                              7.199740            8.563638               18.94%           71,986           2003
                                  8.795110            7.199740              -18.14%           37,185           2002
                                  9.974804            8.795110              -11.83%           12,611           2001
                                 10.000000            9.974804               -0.25%            5,519          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.948192           11.227532               12.86%            6,968           2004
Fund                              7.218759            9.948192               37.81%            8,976           2003
                                  9.151680            7.218759              -21.12%            6,460           2002
                                 10.282555            9.151680              -11.00%            6,780           2001
                                 10.000000           10.282555                2.83%            5,826          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.128519                1.29%           13,545          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.650624            5.913725                4.66%           16,909           2004
Century Fund, Inc.: Class Z       4.543596            5.650624               24.36%           14,649           2003
                                  6.511490            4.543596              -30.22%            6,387           2002
                                  8.640425            6.511490              -24.64%            6,656           2001
                                 10.000000            8.640425              -13.60%            3,892          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       13.027416           13.743913                5.50%            6,399           2004
F                                11.682031           13.027416               11.52%            7,348           2003
                                 11.057758           11.682031                5.65%           19,198           2002
                                 10.429051           11.057758                6.03%           10,354           2001
                                 10.000000           10.429051                4.29%            6,359          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.417627            8.279351               11.62%            7,804           2004
Fund: Class F                     6.057502            7.417627               22.45%            7,628           2003
                                  7.609109            6.057502              -20.39%            5,798           2002
                                  8.683616            7.609106              -12.37%            2,432           2001
                                 10.000000            8.683616              -13.16%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       10.744990           11.850740               10.29%           16,566           2004
                                  8.855003           10.744990               21.34%           13,884           2003
                                  8.957109            8.855003               -1.14%            6,254           2002
                                  9.240713            8.957109               -3.07%            2,119           2001
                                 10.000000            9.240713               -7.59%            1,594          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           12.391056           12.636717                1.98%           13,015           2004
Corporate Bond Fund:             11.827282           12.391056                4.77%            1,847           2003
Institutional Service            10.991538           11.827282                7.60%               52           2002
Shares                           10.360813           10.991538                6.09%                0           2001
                                 10.000000           10.360813                3.61%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.698903           10.079872                3.93%           13,224           2004
Fund: Class A                     8.328190            9.698903               16.46%           15,104           2003
                                  9.242544            8.328190               -9.89%           16,083           2002
                                  9.519467            9.242544               -2.91%            5,372           2001
                                 10.000000            9.519467               -4.81%            2,997          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           6.369833            6.472506                1.61%           53,001           2004
Growth Fund: Class A              4.881553            6.369833               30.49%           39,073           2003
                                  7.112246            4.881553              -31.36%           24,626           2002
                                  8.773180            7.112246              -18.93%           14,314           2001
                                 10.000000            8.773180              -12.27%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          11.423805           12.654769               10.78%           63,807           2004
Income Fund: Class A              8.980408           11.423805               27.21%           48,402           2003
                                 10.757378            8.980408              -16.52%           36,566           2002
                                 11.134750           10.757378               -3.39%           18,459           2001
                                 10.000000           11.134750               11.35%            2,938          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.964841            7.368724                5.80%           40,629           2004
Opportunities Fund: Class A       5.448060            6.964841               27.84%           28,480           2003
                                  7.100416            5.448060              -23.27%           18,727           2002
                                  8.457258            7.100416              -16.04%            9,371           2001
                                 10.000000            8.457258              -15.43%            5,723          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            11.875254           13.475733               13.48%            7,946           2004
Income Advantage Fund:            8.368248           11.875254               41.91%           15,951           2003
Class T                           8.825378            8.368248               -5.18%            6,650           2002
                                  9.040126            8.825378               -2.38%            5,493           2001
                                 10.000000            9.040126               -9.60%               49          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         8.144536            9.093036               11.65%            8,927           2004
Fund: Class A                     5.712083            8.144536               42.58%           59,984           2003
                                  7.238943            5.712083              -21.09%            1,558           2002
                                  9.174235            7.238943              -21.09%            4,287           2001
                                 10.000000            9.174235               -8.26%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           11.044053               10.44%           27,921          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        14.786444           18.305936               23.80%           28,531           2004
Sheet Investment Fund:           11.549703           14.786444               28.02%           15,073           2003
Class A                          12.431368           11.549703               -7.09%            8,603           2002
                                 10.690797           12.431368               16.28%            3,183           2001
                                 10.000000           10.690797                6.91%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           12.620538           14.152022               12.13%           37,639           2004
Fund, Inc. - Mutual Shares       10.123310           12.620538               24.67%           35,430           2003
Fund: Class A                    11.538383           10.123310              -12.26%           34,385           2002
                                 11.024649           11.538383                4.66%           16,159           2001
                                 10.000000           11.024649               10.25%            3,998          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.335656            7.075770               11.68%          157,778           2004
Growth Fund: Class A              4.657650            6.335656               36.03%           50,713           2003
                                  6.694596            4.657650              -30.43%           35,192           2002
                                  8.526996            6.694596              -21.49%           25,145           2001
                                 10.000000            8.526996              -14.73%           15,465          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.532585               15.33%           52,896          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      13.042004           13.507648                3.57%            3,484           2004
                                 12.407703           13.042004                5.11%            4,822           2003
                                 11.493227           12.407703                7.96%            9,298           2002
                                 10.590941           11.493227                8.52%            7,616           2001
                                 10.000000           10.590941                5.91%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        12.252644           12.557426                2.49%            8,751           2004
Class A                          12.019737           12.252644                1.94%            7,321           2003
                                 11.114907           12.019737                8.14%            5,178           2002
                                 10.499749           11.114907                5.86%               99           2001
                                 10.000000           10.499749                5.00%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.919369           13.201696                2.19%           20,132           2004
Fund: Class D                    12.832797           12.919369                0.67%           24,270           2003
                                 11.703587           12.832797                9.65%           22,083           2002
                                 10.968715           11.703587                6.70%           12,606           2001
                                 10.000000           10.968715                9.69%              258          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.173292           10.834609                6.50%            2,546           2004
Class A                          10.000000           10.173292                1.73%            1,903          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             4.859033            5.190199                6.82%           14,076           2004
Class D                           3.697066            4.859033               31.43%           16,350           2003
                                  5.248515            3.697066              -29.56%           10,587           2002
                                  7.356851            5.248515              -28.66%            8,065           2001
                                 10.000000            7.356851              -26.43%            2,003          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.692968           11.068634                3.51%           23,004           2004
Destinations Conservative        10.053757           10.692968                6.36%           20,749           2003
Fund: Service Class              10.123276           10.053757               -0.69%           15,050           2002
                                 10.032986           10.123276                0.90%                0           2001
                                 10.000000           10.032986                0.33%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.271232           10.864591                5.78%            9,076           2004
Destinations Moderately           9.156929           10.271232               12.17%            4,967           2003
Conservative Fund: Service        9.678473            9.156929               -5.39%            1,729           2002
Class                             9.911971            9.678473               -2.36%                0           2001
                                 10.000000            9.911971               -0.88%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.680351           10.464834                8.10%           72,299           2004
Destinations Moderate             8.184771            9.680351               18.27%           34,165           2003
Fund: Service Class               9.159140            8.184771              -10.64%           14,996           2002
                                  9.733190            9.159140               -5.90%              798           2001
                                 10.000000            9.733190               -2.67%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.124639           10.105675               10.75%           37,201           2004
Destinations Moderately           7.311587            9.124639               24.80%          105,163           2003
Aggressive Fund: Service          8.648933            7.311587              -15.46%           13,491           2002
Class                             9.597664            8.648933               -9.89%                0           2001
                                 10.000000            9.597664               -4.02%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.680804            9.777734               12.64%           26,106           2004
Destinations Aggressive           6.671685            8.680804               30.11%           17,034           2003
Fund: Class A                     8.275513            6.671685              -19.38%           10,324           2002
                                  9.459465            8.275513              -12.52%              125           2001
                                 10.000000            9.459465               -5.41%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            8.120442            9.558371               17.71%            3,474           2004
Index Fund: Class A               5.997772            8.120442               35.39%           82,769           2003
                                  7.376392            5.997772              -18.69%              139           2002
                                  9.636549            7.376392              -23.45%              139           2001
                                 10.000000            9.636549               -3.63%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         11.362882           13.009929               14.49%           14,056           2004
Fund: Class A                     8.982883           11.362882               26.49%           20,208           2003
                                 10.545993            8.982883              -14.82%            8,903           2002
                                 11.210642           10.545993               -5.93%            8,328           2001
                                 10.000000           11.210642               12.11%               44          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.546668           12.043694               14.19%           18,876           2004
Index Fund: Class A               7.943422           10.546668               32.77%            7,804           2003
                                  9.489441            7.943422              -16.29%            7,539           2002
                                  9.779512            9.489441               -2.97%              778           2001
                                 10.000000            9.779512               -2.20%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.440394           10.384873               -0.53%           59,473           2004
Fund: Service Class              10.514290           10.440394               -0.70%          703,560           2003
                                 10.536139           10.514290               -0.21%          467,032           2002
                                 10.315239           10.536139                2.14%          178,199           2001
                                 10.000000           10.315239                3.15%          131,757          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        8.532070            9.253449                8.45%           17,121           2004
Class D                           6.794368            8.532070               25.58%           10,329           2003
                                  8.298305            6.794368              -18.12%            3,169           2002
                                  9.539185            8.298305              -13.01%            2,929           2001
                                 10.000000            9.539185               -4.61%            2,152          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           7.481720            8.152951                8.97%          120,037           2004
Fund: Service Class               5.925868            7.481720               26.26%          126,869           2003
                                  7.756523            5.925868              -23.60%          117,936           2002
                                  8.955559            7.756523              -13.39%           42,682           2001
                                 10.000000            8.955559              -10.44%           18,358          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.529965           14.326937               24.26%            8,894           2004
Class A                           7.884425           11.529965               46.24%            9,226           2003
                                  9.797416            7.884425              -19.53%            4,185           2002
                                 10.107798            9.797416               -3.07%            1,184           2001
                                 10.000000           10.107798                1.08%               16          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.676347           12.421586               16.35%           13,254           2004
Fund: Class A                     7.429682           10.676347               43.70%            9,620           2003
                                  9.511613            7.429682              -21.89%            3,723           2002
                                  9.469462            9.511613                0.45%              237           2001
                                 10.000000            9.469462               -5.31%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   12.321064           13.805013               12.04%            3,368           2004
Opportunities Fund: Class A       9.122960           12.321064               35.06%            1,788           2003
                                 10.782516            9.122960              -15.39%              516           2002
                                 10.716201           10.782516                0.62%                0           2001
                                 10.000000           10.716201                7.16%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

----------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.826754           10.533242                7.19%            1,269           2004
Insurance Trust - J.P.            8.399369            9.826754               16.99%              251           2003
Morgan GVIT Balanced Fund:        9.695178            8.399369              -13.37%              480           2002
Class I                          10.000000            9.695178               -3.05%              795          2001*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.556983           10.236987                7.12%           32,110           2004
Fund: I Shares                    8.484687            9.556983               12.64%           31,531           2003
                                  9.191553            8.484687               -7.69%           10,338           2002
                                  9.777243            9.191553               -5.99%            2,119           2001
                                 10.000000            9.777243               -2.23%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.661571            7.888239               18.41%            3,626           2004
International Growth Fund:        5.002626            6.661571               33.16%          103,107           2003
I Shares                          6.807685            5.002626              -26.52%            4,398           2002
                                  8.924175            6.807685              -23.72%               34           2001
                                 10.000000            8.924175              -10.76%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
`
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.111075            6.323527                3.48%           45,655           2004
Fund: I Shares                    5.035497            6.111075               21.36%           58,407           2003
                                  6.887594            5.035497              -26.89%           49,807           2002
                                  8.833540            6.887594              -22.03%           36,525           2001
                                 10.000000            8.833540              -11.66%           15,505          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        5.417797            5.603659                3.43%           35,864           2004
                                  4.163448            5.417797               30.13%           55,009           2003
                                  5.817498            4.163448              -28.43%           75,667           2002
                                  7.969040            5.817498              -27.00%           68,471           2001
                                 10.000000            7.969040              -20.31%           35,493          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.464009            5.464261               22.41%          114,282           2004
                                  3.605667            4.464009               23.81%          146,833           2003
                                  4.803309            3.605667              -24.93%          153,274           2002
                                  6.867578            4.803309              -30.06%          144,945           2001
                                 10.000000            6.867578              -31.32%           69,307          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.373166            5.602575                4.27%            1,862           2004
                                  4.377496            5.373166               22.75%            1,862           2003
                                  5.988666            4.377496              -26.90%            3,262           2002
                                  7.860054            5.988666              -23.81%            4,313           2001
                                 10.000000            7.860054              -21.40%            2,939          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 13.894384           15.772801               13.52%            6,155           2004
Portfolio: Open Shares           10.149285           13.894384               36.90%            6,250           2003
                                 12.500773           10.149285              -18.81%           78,755           2002
                                 10.751783           12.500773               16.27%            2,541           2001
                                 10.000000           10.751783                7.52%              385          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         16.341892           19.161542               17.25%           64,352           2004
Fund: Trust Class                12.563388           16.341892               30.08%           58,691           2003
                                 13.108478           12.563388               -4.16%           45,850           2002
                                 11.838385           13.108478               10.73%           34,501           2001
                                 10.000000           11.838385               18.38%            3,199          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.862577           10.151579               14.54%           15,889           2004
Fund: Trust Class                 6.644112            8.862577               33.39%           24,635           2003
                                  9.076231            6.644112              -26.80%           27,557           2002
                                  9.367629            9.076231               -3.11%           15,878           2001
                                 10.000000            9.367629               -6.32%            1,872          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.641347           11.337602               17.59%           10,699           2004
Fund: Trust Class                 7.193149            9.641347               34.04%           10,278           2003
                                  9.695503            7.193149              -25.81%           12,228           2002
                                 10.143232            9.695503               -4.41%           10,148           2001
                                 10.000000           10.143232                1.43%            1,597          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.294062               12.94%              181          2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.311994            7.690663                5.18%          101,660           2004
Appreciation Fund: Class A        5.716764            7.311944               27.90%           37,638           2003
                                  7.846682            5.716764              -27.14%           19,628           2002
                                  9.097531            7.846682              -13.75%            6,218           2001
                                 10.000000            9.097531               -9.02%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.225571           12.112269                7.90%            4,626           2004
Income Fund: Class A             10.000000           11.225571               12.26%            1,009           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          8.975380           10.523431               17.25%           83,887           2004
Class A                           6.349286            8.975380               41.36%          141,111           2003
                                  8.286766            6.349286              -23.38%           77,741           2002
                                  9.510099            8.286766              -12.86%           55,857           2001
                                 10.000000            9.510099               -4.90%           21,663          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.639369           13.688587                8.30%            8,308          2004
Income Fund: Class A             10.696998           12.639369               18.16%            8,001          2003
                                 10.133234           10.696998                5.56%            2,096          2002
                                  9.903648           10.133234                2.32%                0          2001
                                 10.000000            9.903648               -0.96%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.549668               15.50%           47,756          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         12.623970           13.051382                3.39%           66,257          2004
Class A                          12.161454           12.623970                3.80%           42,395          2003
                                 11.226628           12.161454                8.33%           24,697          2002
                                 10.428383           11.226628                7.65%            3,108          2001
                                 10.000000           10.428383                4.28%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.664564           14.543965               14.84%                0          2004
Equity Fund: Class A             10.000000           12.664564               26.65%           22,365          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.750981           12.166689                3.54%            1,637          2004
A                                10.000000           11.750981               17.51%              421          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common            10.186121           11.066115                8.64%           38,293          2004
Stock Fund: Class Z               7.433182           10.186121               37.04%           38,147          2003
                                  9.318547            7.433182              -20.23%           24,279          2002
                                  9.595747            9.318547               -2.89%           20,749          2001
                                 10.000000            9.595747               -4.04%            8,077          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.310588            5.042858               16.99%           18,616          2004
Growth Fund: Class Z              3.249735            4.310588               32.64%           21,539          2003
                                  5.281823            3.249735              -38.47%           13,626          2002
                                  7.732790            5.281823              -31.70%            1,874          2001
                                 10.000000            7.732790              -22.67%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.923117           11.035980               11.21%              523          2004
Investor Class                   10.000000            9.923117               -0.77%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.538896            7.034085                7.57%           15,878          2004
Fund: Investor Class              5.318296            6.538896               22.95%           15,473          2003
                                  6.886394            5.318296              -22.77%           14,906          2002
                                  8.720231            6.886394              -21.03%              436          2001
                                 10.000000            8.720231              -12.80%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          11.075507           12.927745               16.72%           24,210          2004
Class A                           8.588987           11.075507               28.95%           91,787          2003
                                  9.515922            8.588987               -9.74%           25,404          2002
                                 10.460943            9.515922               -9.03%            4,980          2001
                                 10.000000           10.460943                4.61%            1,920          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.403216           13.962703               12.57%           13,231          2004
Income Fund: Class A             10.000000           12.403216               24.03%            2,074          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.277752           14.681126               19.58%            1,485          2004
Fund: Class A                    10.000000           12.277752               22.78%              651          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.747380           17.213505               35.04%           10,630          2004
Securities Fund: Class A         10.000000           12.747380               27.47%            1,962          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.216266           13.670201               11.90%              308          2004
Small Cap Fund: Class A          10.000000           12.216266               22.16%              742          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                   Additional Contract Options Elected (Total
           1.25%) (Variable account charges of 1.25% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                5.143074            5.685217               10.54%           33,729           2004
Investor Class                    3.766489            5.143074               36.55%           24,229           2003
                                  5.699965            3.766489              -33.92%           26,081           2002
                                  8.601688            5.699965              -33.73%           19,738           2001
                                 10.000000            8.601688              -13.98%            6,737          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          6.150170            6.865241               11.63%            3,362           2004
Fund: Investor Class              4.665323            6.150170               31.83%            4,271           2003
                                  6.885443            4.665323              -32.24%            6,267           2002
                                  8.817268            6.885443              -21.91%            1,413           2001
                                 10.000000            8.817268              -11.83%              399          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.549901            9.783815                2.45%            1,634           2004
Investor Class                    8.307132            9.549901               14.96%            8,390           2003
                                  9.608038            8.307132              -13.54%            8,614           2002
                                  9.821565            9.608038               -2.17%            7,523           2001
                                 10.000000            9.821565               -1.78%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          5.750946            6.241698                8.53%            7,133           2004
Investor Class                    4.680989            5.750946               22.86%            3,078           2003
                                  6.416919            4.680989              -27.05%            3,222           2002
                                  7.990318            6.416919              -19.69%            2,684           2001
                                 10.000000            7.990318              -20.10%            1,271          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         8.161627            9.084259               11.30%           21,415           2004
Growth: Advisor Class             6.390493            8.161627               27.72%           20,729           2003
                                  8.049205            6.390493              -20.61%           21,272           2002
                                  8.921936            8.049205               -9.78%           16,997           2001
                                 10.000000            8.921936              -10.78%           12,233          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  6.151365            6.988088               13.60%            1,230           2004
International Growth:             4.978951            6.151365               23.55%            7,550           2003
Advisor Class                     6.261632            4.978951              -20.48%            2,628           2002
                                  8.686523            6.261632              -27.92%            2,385           2001
                                 10.000000            8.686523              -13.13%              424          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           11.585102           11.515696               -0.60%            1,890           2004
Term Government: Investor        11.602374           11.585102               -0.15%            1,406           2003
Class                            11.164552           11.602374                3.92%            1,251           2002
                                 10.552010           11.164552                5.80%               51           2001
                                 10.000000           10.552010                5.52%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           6.357916            6.949902                9.31%           18,927           2004
Investor Class                    5.116815            6.357916               24.26%           25,445           2003
                                  6.742284            5.116815              -24.11%           25,685           2002
                                  7.996806            6.742284              -15.69%           33,500           2001
                                 10.000000            7.996806              -20.03%              635          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.266025               12.66%            1,844          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.547773            8.911139                4.25%           12,002           2004
Inc.                              7.190033            8.547773               18.88%           17,519           2003
                                  8.787708            7.190033              -18.18%           15,142           2002
                                  9.971475            8.787708              -11.87%           12,845           2001
                                 10.000000            9.971475               -0.29%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.929728           11.201033               12.80%              378           2004
Fund                              7.209002            9.929728               37.74%              378           2003
                                  9.143950            7.209002              -21.16%              378           2002
                                 10.279118            9.143950              -11.04%              378           2001
                                 10.000000           10.279118                2.79%              378          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.128323                1.28%            2,225          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.640153            5.899774                4.60%            3,251           2004
Century Fund, Inc.: Class Z       4.537463            5.640153               24.30%           12,177           2003
                                  6.505996            4.537463              -30.26%           11,267           2002
                                  8.637533            6.505996              -24.68%           11,068           2001
                                 10.000000            8.637533              -13.62%            1,907          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       13.003230           13.711455                5.45%            6,264           2004
F                                11.666247           13.003230               11.46%            2,635           2003
                                 11.048420           11.666247                5.59%            2,552           2002
                                 10.425562           11.048420                5.97%            1,659           2001
                                 10.000000           10.425562                4.26%            1,463          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.405433            8.261560               11.56%            1,961           2004
Fund: Class F                     6.050613            7.405433               22.39%            1,821           2003
                                  7.604302            6.050613              -20.43%            1,919           2002
                                  8.682558            7.604302              -12.42%            1,568           2001
                                 10.000000            8.682558              -13.17%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       10.725017           11.822724               10.24%            3,199           2004
                                  8.843020           10.725017               21.28%            3,006           2003
                                  8.949518            8.843020               -1.19%            3,806           2002
                                  9.237583            8.949518               -3.12%            1,468           2001
                                 10.000000            9.237583               -7.62%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           12.370655           12.609529                1.93%            1,237           2004
Corporate Bond Fund:             11.813789           12.370655                4.71%               92           2003
Institutional Service            10.984556           11.813789                7.55%                0           2002
Shares                           10.359505           10.984556                6.03%                0           2001
                                 10.000000           10.359505                3.60%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.680921           10.056100                3.88%            4,676           2004
Fund: Class A                     8.316959            9.680921               16.40%            4,345           2003
                                  9.234738            8.316959               -9.94%            3,581           2002
                                  9.516271            9.234738               -2.96%            2,780           2001
                                 10.000000            9.516271               -4.84%              427          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           6.359381            6.458610                1.56%           11,358           2004
Growth Fund: Class A              7.876002            6.359381               30.42%            2,612           2003
                                 10.748327            8.968307              -16.56%           13,171           2002
                                  8.772116            7.107758              -18.97%              150           2001
                                 10.000000            8.772116              -12.28%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          11.402633           12.624929               10.72%           10,744           2004
Income Fund: Class A              8.968307           11.402633               27.14%           14,532           2003
                                 10.748327            8.968307              -16.56%           13,171           2002
                                 11.131035           10.748327               -3.44%           14,777           2001
                                 10.000000           11.131035               11.31%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.951912            7.351322                5.75%            1,533           2004
Opportunities Fund: Class A       5.440694            6.951912               27.78%            1,449           2003
                                  7.094414            5.440694              -23.31%            1,257           2002
                                  8.454422            7.094414              -16.09%              612           2001
                                 10.000000            8.454422              -15.46%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            11.853244           13.443943               13.42%            1,395           2004
Income Advantage Fund:            8.356954           11.853244               41.84%            2,080           2003
Class T                           8.817933            8.356954               -5.23%            1,310           2002
                                  9.037095            8.817933               -2.43%            1,296           2001
                                 10.000000            9.037095               -9.63%              615          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         8.131129            9.073477               11.59%            7,799           2004
Fund: Class A                     5.705561            8.131129               42.51%            4,853           2003
                                  7.234357            5.705561              -21.13%               56           2002
                                  9.173113            7.234357              -21.14%                0           2001
                                 10.000000            9.173113               -8.27%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           11.040339               10.40%            2,101          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        14.762149           18.266623               23.74%           11,839           2004
Sheet Investment Fund:           11.536558           14.762149               27.96%            9,345           2003
Class A                          12.423522           11.536558               -7.14%            7,334           2002
                                 10.689496           12.423522               16.22%            5,996           2001
                                 10.000000           10.689496                6.89%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           12.597135           14.118627               12.08%           11,720           2004
Fund, Inc. - Mutual Shares       10.109649           12.597135               24.61%           12,940           2003
Fund: Class A                    11.528653           10.109649              -12.31%           12,553           2002
                                 11.020957           11.528653                4.61%            7,989           2001
                                 10.000000           11.020957               10.21%            1,098          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.323893            7.059059               11.63%           26,951           2004
Growth Fund: Class A              4.651353            6.323893               35.96%           25,749           2003
                                  6.688950            4.651353              -30.46%           25,389           2002
                                  8.524143            6.688950              -21.53%           20,740           2001
                                 10.000000            8.524143              -14.76%            2,066          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.528731               15.29%            4,750          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      13.017763           13.475719                3.52%            1,312           2004
                                 12.390913           13.017763                5.06%            2,504           2003
                                 11.483487           12.390913                7.90%            2,642           2002
                                 10.587355           11.483487                8.46%            2,219           2001
                                 10.000000           10.587355                5.87%              253          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        12.232479           12.530415                2.44%              727           2004
Class A                          12.006035           12.232479                1.89%              783           2003
                                 11.107857           12.006035                8.09%              679           2002
                                 10.498429           11.107857                5.80%              326           2001
                                 10.000000           10.498429                4.98%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.895414           13.170549                2.13%              890           2004
Fund: Class D                    12.815484           12.895414                0.62%            1,175           2003
                                 11.693717           12.815484                9.59%            1,178           2002
                                 10.965038           11.693717                6.65%               36           2001
                                 10.000000           10.965038                9.65%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.173125           10.828957                6.45%              617           2004
Class A                          10.000000           10.173125                1.73%              508          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             4.850005            5.177920                6.76%                4           2004
Class D                           3.692057            4.850005               31.36%                4           2003
                                  5.244071            3.692057              -29.60%                4           2002
                                  7.354379            5.244071              -28.69%            1,729           2001
                                 10.000000            7.354379              -26.46%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.675420           11.044879                3.46%              135           2004
Destinations Conservative        10.042339           10.675420                6.30%               34           2003
Fund: Service Class              10.116905           10.042339               -0.74%                0           2002
                                 10.031767           10.116905                0.85%                0           2001
                                 10.000000           10.031767                0.32%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
------------------------------------------------
Gartmore GMF Investor            10.254387           10.841283                5.72%              139           2004
Destinations Moderately           9.146530           10.254387               12.11%               59           2003
Conservative Fund: Service        9.672375            9.146530               -5.44%                0           2002
Class                             9.910766            9.672375               -2.41%                0           2001
                                 10.000000            9.910766               -0.89%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.664461           10.442372                8.05%           13,551           2004
Destinations Moderate             8.175467            9.664461               18.21%            5,125           2003
Fund: Service Class               9.153360            8.175467              -10.68%              794           2002
                                  9.732005            9.153360               -5.95%              367           2001
                                 10.000000            9.732005               -2.68%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.109664           10.083985               10.70%            5,227           2004
Destinations Moderately           7.303278            9.109664               24.73%            2,672           2003
Aggressive Fund: Service          8.643486            7.303278              -15.51%                0           2002
Class                             9.596497            8.643486               -9.93%                0           2001
                                 10.000000            9.596497               -4.04%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.666547            9.756735               12.58%            1,144           2004
Destinations Aggressive           6.664095            8.666547               30.05%              559           2003
Fund: Class A                     8.270286            6.664095              -19.42%              276           2002
                                  9.458313            8.270286              -12.56%               57           2001
                                 10.000000            9.458313               -5.42%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            8.107094            9.537837               17.65%               14           2004
Index Fund: Class A               5.990938            8.107094               35.32%            2,857           2003
                                  7.371729            5.990938              -18.73%                0           2002
                                  9.635373            7.371729              -23.49%                0           2001
                                 10.000000            9.635373               -3.65%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         11.341800           12.979235               14.44%            5,593           2004
Fund: Class A                     8.970753           11.341800               26.43%              405           2003
                                 10.537091            8.970753              -14.86%              384           2002
                                 11.206898           10.537091               -5.98%              359           2001
                                 10.000000           11.206898               12.07%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.529334           12.017811               14.14%              845           2004
Index Fund: Class A               7.934376           10.529334               32.71%              437           2003
                                  9.483442            7.934376              -16.33%              403           2002
                                  9.778319            9.483442               -3.02%                0           2001
                                 10.000000            9.778319               -2.22%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.420989           10.360324               -0.58%           11,683           2004
Fund: Service Class              10.500062           10.420989               -0.75%          104,466           2003
                                 10.527209           10.500062               -0.26%           21,913           2002
                                 10.311743           10.527209                2.09%            3,642           2001
                                 10.000000           10.311743                3.12%            3,555          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        8.516240            9.231608                8.40%            2,190           2004
Class D                           6.785187            8.516240               25.51%            1,699           2003
                                  8.291298            6.785187              -18.16%            1,659           2002
                                  9.535992            8.291298              -13.05%            1,126           2001
                                 10.000000            9.535992               -4.64%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           7.467860            8.133729                8.92%           21,744           2004
Fund: Service Class               5.917876            7.467860               26.19%           26,156           2003
                                  7.749987            5.917876              -23.64%           26,252           2002
                                  8.952563            7.749987              -13.43%           26,224           2001
                                 10.000000            8.952563              -10.47%           13,854          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.508569           14.293131               24.20%            2,125           2004
Class A                           7.873769           11.508569               46.16%            1,707           2003
                                  9.789141            7.873769              -19.57%              473           2002
                                 10.104415            9.789141               -3.12%              314           2001
                                 10.000000           10.104415                1.04%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.658775           12.394860               16.29%            6,984           2004
Fund: Class A                     7.421210           10.658775               43.63%            2,900           2003
                                  9.505602            7.421210              -21.93%              579           2002
                                  9.468307            9.505602                0.39%               34           2001
                                 10.000000            9.468307               -5.32%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   12.300845           13.775386               11.99%            4,227           2004
Opportunities Fund: Class A       9.112582           12.300845               34.99%              297           2003
                                 10.775717            9.112582              -15.43%              407           2002
                                 10.714896           10.775717                0.57%               61           2001
                                 10.000000           10.714896                7.15%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

----------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.814753           10.515057                7.14%              239           2004
Insurance Trust - J.P.            8.393353            9.814753               16.93%               27           2003
Morgan GVIT Balanced Fund:        9.693136            8.393353              -13.41%               27           2002
Class I                          10.000000            9.693136               -3.07%               10          2001*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.541282           10.214991                7.06%            6,598           2004
Fund: I Shares                    8.475036            9.541282               12.58%            5,626           2003
                                  9.185750            8.475036               -7.74%            4,602           2002
                                  9.776049            9.185750               -6.04%            2,340           2001
                                 10.000000            9.776049               -2.24%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.650620            7.871278               18.35%            1,065           2004
International Growth Fund:        4.996933            6.650620               33.09%            4,599           2003
I Shares                          6.803385            4.996933              -26.55%            1,020           2002
                                  8.923087            6.803385              -23.76%              510           2001
                                 10.000000            8.923087              -10.77%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.101021            6.309917                3.42%           11,882           2004
Fund: I Shares                    5.029762            6.101021               21.30%           36,613           2003
                                  6.883244            5.029762              -26.93%           35,553           2002
                                  8.832466            6.883244              -22.07%           32,550           2001
                                 10.000000            8.832466              -11.68%              596          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        5.407741            5.590425                3.38%           32,978           2004
                                  4.157816            5.407741               30.06%           32,740           2003
                                  5.812575            4.157816              -28.47%           36,623           2002
                                  7.966367            5.812575              -27.04%           43,583           2001
                                 10.000000            7.966367              -20.34%           12,558          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.455692            5.451325               22.35%           39,683           2004
                                  3.600786            4.455692               23.74%           62,232           2003
                                  4.799250            3.600786              -24.97%           61,727           2002
                                  6.865273            4.799250              -30.09%           54,277           2001
                                 10.000000            6.865273              -31.35%            9,400          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.363196            5.589358                4.22%           13,923           2004
                                  4.371576            5.363196               22.68%           15,685           2003
                                  5.983612            4.371576              -26.94%           15,774           2002
                                  7.857420            5.983612              -23.85%           15,774           2001
                                 10.000000            7.857420              -21.43%           13,661          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 13.868624           15.735583               13.46%            5,649           2004
Portfolio: Open Shares           10.135587           13.868624               36.83%              643           2003
                                 12.490226           10.135587              -18.85%            2,530           2002
                                 10.748184           12.490226               16.21%              191           2001
                                 10.000000           10.748184                7.48%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         16.311595           19.116346               17.19%           10,492           2004
Fund: Trust Class                12.546432           16.311595               30.01%            8,161           2003
                                 13.097428           12.546432               -4.21%            7,872           2002
                                 11.834435           13.097428               10.67%            1,073           2001
                                 10.000000           11.834435               18.34%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.846154           10.127638               14.49%            5,841           2004
Fund: Trust Class                 6.635151            8.846154               33.32%              567           2003
                                  9.068584            6.635151              -26.83%              567           2002
                                  9.364503            9.068584               -3.16%                0           2001
                                 10.000000            9.364503               -6.35%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.623468           11.310857               17.53%            5,873           2004
Fund: Trust Class                 7.183433            9.623468               33.97%            2,113           2003
                                  9.687316            7.183433              -25.85%            2,316           2002
                                 10.139842            9.687316               -4.46%            2,389           2001
                                 10.000000           10.139842                1.40%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.290283               12.90%                7          2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.299928            7.674143                5.13%            9,045           2004
Appreciation Fund: Class A        5.710251            7.299928               27.84%            6,789           2003
                                  7.841725            5.710251              -27.18%            6,166           2002
                                  9.096421            7.841725              -13.79%            3,854           2001
                                 10.000000            9.096421               -9.04%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.221755           12.102022                7.84%              949           2004
Income Fund: Class A             10.000000           11.221755               12.22%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          8.958737           10.498606               17.19%           20,334           2004
Class A                           6.340718            8.958737               41.29%           19,394           2003
                                  8.279781            6.340718              -23.42%           17,227           2002
                                  9.506920            8.279781              -12.91%           14,297           2001
                                 10.000000            9.506920               -4.93%            1,368          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.618618           13.659196                8.25%              448           2004
Income Fund: Class A             10.684842           12.618618               18.10%            2,355           2003
                                 10.126843           10.684842                5.51%            2,117           2002
                                  9.902442           10.126843                2.27%            2,094           2001
                                 10.000000            9.902442               -0.98%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.545805               15.46%            9,297          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         12.603192           13.023306                3.33%            7,643           2004
Class A                          12.147584           12.603192                3.75%            8,075           2003
                                 11.219503           12.147584                8.27%            9,495           2002
                                 10.427070           11.219503                7.60%              367           2001
                                 10.000000           10.427070                4.27%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.660296           14.531712               14.78%                0           2004
Equity Fund: Class A             10.000000           12.660296               26.60%            1,817          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.747010           12.156415                3.49%                0           2004
A                                10.000000           11.747010               17.47%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common            10.167241           11.040013                8.58%            9,140           2004
Stock Fund: Class Z               7.423148           10.167241               36.97%            6,173           2003
                                  9.310678            7.423148              -20.27%           13,445           2002
                                  9.592533            9.310678               -2.94%           19,557           2001
                                 10.000000            9.592533               -4.07%              335          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.303499            5.032007               16.93%           10,732           2004
Growth Fund: Class Z              3.246034            4.303499               32.58%            3,751           2003
                                  5.278481            3.246034              -38.50%            2,153           2002
                                  7.731845            5.278481              -31.73%              552           2001
                                 10.000000            7.731845              -22.68%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.922320           11.029520               11.16%                0          2004
Investor Class                   10.000000            9.922320               -0.78%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.528172            7.018997                7.52%            1,854           2004
Fund: Investor Class              5.312256            6.528172               22.89%              669           2003
                                  6.882044            5.312256              -22.81%              581           2002
                                  8.719171            6.882044              -21.07%                0           2001
                                 10.000000            8.719171              -12.81%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          11.054959           12.897232               16.66%              777           2004
Class A                           8.577393           11.054959               28.88%            4,190           2003
                                  9.507892            8.577393               -9.79%            1,070           2002
                                 10.457445            9.507892               -9.08%               75           2001
                                 10.000000           10.457445                4.57%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.399029           13.950938               12.52%            1,471           2004
Income Fund: Class A             10.000000           12.399029               23.99%              444          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.273609           14.668738               19.51%            1,154           2004
Fund: Class A                    10.000000           12.273609               22.74%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.743071           17.198981               34.97%            2,138           2004
Securities Fund: Class A         10.000000           12.743071               27.43%              741          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.212131           13.658651               11.84%              688           2004
Small Cap Fund: Class A          10.000000           12.212131               22.12%                5          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                   Additional Contract Options Elected (Total
           1.30%) (Variable account charges of 1.30% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                5.133510            5.671776               10.49%              219          2004
Investor Class                    3.761381            5.133510               36.48%              235          2003
                                  5.695129            3.761381              -33.95%            1,133          2002
                                  8.598799            5.695129              -33.77%            1,038          2001
                                 10.000000            8.598799              -14.01%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          6.138713            6.848985               11.57%              601          2004
Fund: Investor Class              4.658997            6.138713               31.76%            1,212          2003
                                  6.879614            4.658997              -32.28%            1,724          2002
                                  8.814308            6.879614              -21.95%            1,685          2001
                                 10.000000            8.814308              -11.86%               59          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.532196            9.760732                2.40%                0          2004
Investor Class                    8.295927            9.532196               14.90%                0          2003
                                  9.599941            8.295927              -13.58%                0          2002
                                  9.818286            9.599941               -2.22%                0          2001
                                 10.000000            9.818286               -1.82%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          5.740277            6.226963                8.48%                0           2004
Investor Class                    4.674668            5.740277               22.80%                0           2003
                                  6.411496            4.674668              -27.09%              545           2002
                                  7.987637            6.411496              -19.73%              501           2001
                                 10.000000            7.987637              -20.12%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         8.146479            9.062817               11.25%            1,145           2004
Growth: Advisor Class             6.381861            8.146479               27.65%            1,485           2003
                                  8.042401            6.381861              -20.65%            1,519           2002
                                  8.918944            8.042401               -9.83%            1,555           2001
                                 10.000000            8.918944              -10.81%               56          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  6.139943            6.971582               13.54%                0           2004
International Growth:             4.972216            6.139943               23.49%                0           2003
Advisor Class                     6.256338            4.972216              -20.53%                0           2002
                                  8.683607            6.256338              -27.95%                0           2001
                                 10.000000            8.683607              -13.16%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           11.563606           11.488511               -0.65%              714           2004
Term Government: Investor        11.586718           11.563606               -0.20%              898           2003
Class                            11.155138           11.586718                3.87%              931           2002
                                 10.548476           11.155138                5.75%              967           2001
                                 10.000000           10.548476                5.48%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           6.346108            6.933475                9.26%              607           2004
Investor Class                    5.109900            6.346108               24.19%              517           2003
                                  6.736581            5.109900              -24.15%              921           2002
                                  7.994131            6.736581              -15.73%            1,234           2001
                                 10.000000            7.994131              -20.06%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.262256               12.62%                0          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.531914            8.890103                4.20%            4,603           2004
Inc.                              7.180318            8.531914               18.82%            4,466           2003
                                  8.780286            7.180318              -18.22%            4,582           2002
                                  9.968140            8.780286              -11.92%            5,631           2001
                                 10.000000            9.968140               -0.32%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.911270           11.174553               12.75%                0           2004
Fund                              7.199242            9.911270               37.67%                0           2003
                                  9.136222            7.199242              -21.20%                0           2002
                                 10.275676            9.136222              -11.09%                0           2001
                                 10.000000           10.275676                2.76%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.128127                1.28%                0          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.629649            5.885798                4.55%                0           2004
Century Fund, Inc.: Class Z       4.531317            5.629649               24.24%                0           2003
                                  6.500494            4.531317              -30.29%                0           2002
                                  8.634638            6.500494              -24.72%                0           2001
                                 10.000000            8.634638              -13.65%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       12.979119           13.679102                5.39%                0           2004
F                                11.650514           12.979119               11.40%                0           2003
                                 11.039112           11.650514                5.54%                0           2002
                                 10.422072           11.039112                5.92%                0           2001
                                 10.000000           10.422072                4.22%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.393264            8.243822               11.50%                0           2004
Fund: Class F                     6.043726            7.393264               22.33%                0           2003
                                  7.599504            6.043726              -20.47%                0           2002
                                  8.681500            7.599504              -12.46%                0           2001
                                 10.000000            8.681500              -13.19%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       10.705081           11.794772               10.18%              491           2004
                                  8.831051           10.705081               21.22%              519           2003
                                  8.941931            8.831051               -1.24%              549           2002
                                  9.234453            8.941931               -3.17%              583           2001
                                 10.000000            9.234453               -7.66%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           12.350289           12.582394                1.88%                0           2004
Corporate Bond Fund:             11.800315           12.350289                4.66%                0           2003
Institutional Service            10.977587           11.800315                7.49%                0           2002
Shares                           10.358205           10.977587                5.98%                0           2001
                                 10.000000           10.358205                3.58%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.662959           10.032354                3.82%                0           2004
Fund: Class A                     8.305732            9.662959               16.34%                0           2003
                                  9.226946            8.305732               -9.98%                0           2002
                                  9.513092            9.226946               -3.01%                0           2001
                                 10.000000            9.513092               -4.87%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           6.348915            6.444724                1.51%                0           2004
Growth Fund: Class A              4.870447            6.348915               30.36%                0           2003
                                  7.103265            4.870447              -31.43%                0           2002
                                  8.771039            7.103265              -19.01%                0           2001
                                 10.000000            8.771039              -12.29%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          11.381485           12.595125               10.66%              974           2004
Income Fund: Class A              8.956187           11.381485               27.08%              381           2003
                                 10.739262            8.956187              -16.60%              381           2002
                                 11.127322           10.739262               -3.49%              466           2001
                                 10.000000           11.127322               11.27%               46          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.939003            7.333949                5.69%                0           2004
Opportunities Fund: Class A       5.433336            6.939003               27.71%                0           2003
                                  7.088419            5.433336              -23.35%                0           2002
                                  8.451595            7.088419              -16.13%                0           2001
                                 10.000000            8.451595              -15.48%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            11.831255           13.412215               13.36%                0           2004
Income Advantage Fund:            8.345676           11.831255               41.77%                0           2003
Class T                           8.810489            8.345676               -5.28%                0           2002
                                  9.034070            8.810489               -2.47%                0           2001
                                 10.000000            9.034070               -9.66%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         8.117769            9.053978               11.53%                0           2004
Fund: Class A                     5.699076            8.117769               42.44%            1,459           2003
                                  7.229793            5.699076              -21.17%                0           2002
                                  9.171999            7.229793              -21.18%                0           2001
                                 10.000000            9.171999               -8.28%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           11.036651               10.37%                0          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        14.737925           18.227422               23.68%            1,159           2004
Sheet Investment Fund:           11.523452           14.737925               27.90%               55           2003
Class A                          12.415691           11.523452               -7.19%                0           2002
                                 10.688197           12.415691               16.16%                0           2001
                                 10.000000           10.688197                6.88%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           12.573771           14.085310               12.02%            4,010           2004
Fund, Inc. - Mutual Shares       10.095992           12.573771               24.54%            3,627           2003
Fund: Class A                    11.518915           10.095992              -12.35%            3,625           2002
                                 11.017274           11.518915                4.55%            4,512           2001
                                 10.000000           11.017274               10.17%               48          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.312164            7.042397               11.57%                0           2004
Growth Fund: Class A              4.645069            6.312164               35.89%              963           2003
                                  6.683300            4.645069              -30.50%              984           2002
                                  8.521284            6.683300              -21.57%            2,277           2001
                                 10.000000            8.521284              -14.79%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.524879               15.25%                0          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      12.993563           13.443856                3.47%                0           2004
                                 12.374141           12.993563                5.01%                0           2003
                                 11.473753           12.374141                7.85%                0           2002
                                 10.583768           11.473753                8.41%                0           2001
                                 10.000000           10.583768                5.84%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        12.212333           12.503446                2.38%                0           2004
Class A                          11.992332           12.212333                1.83%                0           2003
                                 11.100801           11.992332                8.03%                0           2002
                                 10.497107           11.100801                5.75%                0           2001
                                 10.000000           10.497107                4.97%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.871487           13.139449                2.08%            1,424           2004
Fund: Class D                    12.798191           12.871487                0.57%            1,691           2003
                                 11.683848           12.798191                9.54%            1,741           2002
                                 10.961368           11.683848                6.59%            1,796           2001
                                 10.000000           10.961368                9.61%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.172955           10.823294                6.39%                0           2004
Class A                          10.000000           10.172955                1.73%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             4.841014            5.165705                6.71%                0           2004
Class D                           3.687081            4.841014               31.30%                0           2003
                                  5.239651            3.687081              -29.63%                0           2002
                                  7.351913            5.239651              -28.73%                0           2001
                                 10.000000            7.351913              -26.48%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.657876           11.021141                3.41%            1,086           2004
Destinations Conservative        10.030912           10.657876                6.25%            1,086           2003
Fund: Service Class              10.110513           10.030912               -0.79%            1,086           2002
                                 10.030541           10.110513                0.80%                0           2001
                                 10.000000           10.030541                0.31%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
----------------------------
Gartmore GMF Investor            10.237543           10.817998                5.67%                0           2004
Destinations Moderately           9.136132           10.237543               12.06%                0           2003
Conservative Fund: Service        9.666276            9.136132               -5.48%                0           2002
Class                             9.909557            9.666276               -2.46%                0           2001
                                 10.000000            9.909557               -0.90%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.648575           10.419925                7.99%                0           2004
Destinations Moderate             8.166163            9.648575               18.15%                0           2003
Fund: Service Class               9.147586            8.166163              -10.73%                0           2002
                                  9.730818            9.147586               -5.99%                0           2001
                                 10.000000            9.730818               -2.69%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.094685           10.062306               10.64%                0           2004
Destinations Moderately           7.294964            9.094685               24.67%                0           2003
Aggressive Fund: Service          8.638019            7.294964              -15.55%                0           2002
Class                             9.595327            8.638019               -9.98%                0           2001
                                 10.000000            9.595327               -4.05%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.652313            9.735786               12.52%                0           2004
Destinations Aggressive           6.656512            8.652313               29.98%                0           2003
Fund: Class A                     8.265073            6.656512              -19.46%                0           2002
                                  9.457166            8.265073              -12.61%                0           2001
                                 10.000000            9.457166               -5.43%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            8.093754            9.517329               17.59%                0           2004
Index Fund: Class A               5.984110            8.093754               35.25%                0           2003
                                  7.367062            5.984110              -18.77%                0           2002
                                  9.634199            7.367062              -23.53%                0           2001
                                 10.000000            9.634199               -3.66%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         11.320765           12.948613               14.38%              612           2004
Fund: Class A                     8.958653           11.320765               26.37%                0           2003
                                 10.528227            8.958653              -14.91%                0           2002
                                 11.203169           10.528227               -6.02%                0           2001
                                 10.000000           11.203169               12.03%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.512018           11.991983               14.08%               69           2004
Index Fund: Class A               7.925334           10.512018               32.64%                0           2003
                                  9.477447            7.925334              -16.38%                0           2002
                                  9.777126            9.477447               -3.07%                0           2001
                                 10.000000            9.777126               -2.23%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.401613           10.335825               -0.63%            1,947           2004
Fund: Service Class              10.485848           10.401613               -0.80%            1,944           2003
                                 10.518284           10.485848               -0.31%            3,044           2002
                                 10.308248           10.518284                2.04%            3,845           2001
                                 10.000000           10.308248                3.08%           17,383          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        8.500432            9.209808                8.35%                0           2004
Class D                           6.776015            8.500432               25.45%                0           2003
                                  8.284296            6.776015              -18.21%                0           2002
                                  9.532796            8.284296              -13.10%                0           2001
                                 10.000000            9.532796               -4.67%              706          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           7.453978            8.114505                8.86%            1,110           2004
Fund: Service Class               5.909866            7.453978               26.13%            1,116           2003
                                  7.743437            5.909866              -23.68%            1,812           2002
                                  8.949571            7.743437              -13.48%            2,113           2001
                                 10.000000            8.949571              -10.50%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.487198           14.259366               24.13%                0           2004
Class A                           7.863125           11.487198               46.09%                0           2003
                                  9.780872            7.863125              -19.61%                0           2002
                                 10.101029            9.780872               -3.17%                0           2001
                                 10.000000           10.101029                1.01%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.641275           12.368256               16.23%                0           2004
Fund: Class A                     7.412770           10.641275               43.55%                0           2003
                                  9.499615            7.412770              -21.97%                0           2002
                                  9.467156            9.499615                0.34%                0           2001
                                 10.000000            9.467156               -5.33%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   12.280627           13.745784               11.93%                0          2004
Opportunities Fund: Class A       9.102208           12.280627               34.92%                0          2003
                                 10.768918            9.102208              -15.48%                0          2002
                                 10.713600           10.768918                0.52%                0          2001
                                 10.000000           10.713600                7.14%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

----------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.802732           10.496867                7.08%                0          2004
Insurance Trust - J.P.            8.387312            9.802732               16.88%                0          2003
Morgan GVIT Balanced Fund:        9.691085            8.387312              -13.45%                0          2002
Class I                          10.000000            9.691085               -3.09%                0          2001*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.525617           10.193063                7.01%              434          2004
Fund: I Shares                    8.465394            9.525617               12.52%              434          2003
                                  9.179953            8.465394               -7.78%              434          2002
                                  9.774860            9.179953               -6.09%              434          2001
                                 10.000000            9.774860               -2.25%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.639687            7.854372               18.29%              511          2004
International Growth Fund:        4.991247            6.639687               33.03%              517          2003
I Shares                          6.799087            4.991247              -26.59%              524          2002
                                  8.921998            6.799087              -23.79%              533          2001
                                 10.000000            8.921998              -10.78%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.090986            6.296361                3.37%              101          2004
Fund: I Shares                    5.024026            6.090986               21.24%            1,005          2003
                                  6.878887            5.024026              -26.96%              983          2002
                                  8.831383            6.878887              -22.11%              988          2001
                                 10.000000            8.831383              -11.69%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        5.397680            5.577204                3.33%            3,655          2004
                                  4.152184            5.397680               30.00%            3,645          2003
                                  5.807656            4.152184              -28.50%            4,502          2002
                                  7.963696            5.807656              -27.07%            4,731          2001
                                 10.000000            7.963696              -20.36%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.447452            5.438489               22.28%              922          2004
                                  3.595928            4.447452               23.68%            1,244          2003
                                  4.795193            3.595928              -25.01%            1,959          2002
                                  6.862971            4.795193              -30.13%            2,460          2001
                                 10.000000            6.862971              -31.37%            1,393          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.353237            5.576154                4.16%                0          2004
                                  4.365664            5.353237               22.62%                0          2003
                                  5.978543            4.365664              -26.98%                0          2002
                                  7.854786            5.978543              -23.89%                0          2001
                                 10.000000            7.854786              -21.45%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 13.842904           15.698453               13.40%              337           2004
Portfolio: Open Shares           10.121904           13.842904               36.76%              337           2003
                                 12.479702           10.121904              -18.89%              337           2002
                                 10.744604           12.479702               16.15%              337           2001
                                 10.000000           10.744604                7.45%               55          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         16.281345           19.071243               17.14%            1,579           2004
Fund: Trust Class                12.529505           16.281345               29.94%            1,269           2003
                                 13.086390           12.529505               -4.26%            1,219           2002
                                 11.830480           13.086390               10.62%              537           2001
                                 10.000000           11.830480               18.30%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.829715           10.103711               14.43%                0           2004
Fund: Trust Class                 6.626177            8.829715               33.26%                0           2003
                                  9.060927            6.626177              -26.87%                0           2002
                                  9.361366            9.060927               -3.21%                0           2001
                                 10.000000            9.361366               -6.39%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.605583           11.284114               17.47%                0           2004
Fund: Trust Class                 7.173724            9.605583               33.90%                0           2003
                                  9.679134            7.173724              -25.88%                0           2002
                                 10.136452            9.679134               -4.51%                0           2001
                                 10.000000           10.136452                1.36%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.286514               12.87%                0          2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.287922            7.657628                5.07%              210           2004
Appreciation Fund: Class A        5.703747            7.287922               27.77%              220           2003
                                  7.836767            5.703747              -27.22%              229           2002
                                  9.095312            7.836767              -13.84%              242           2001
                                 10.000000            9.095312               -9.05%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.217943           12.091787                7.79%              965           2004
Income Fund: Class A             10.000000           11.217943               12.18%              981          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          8.942095           10.473797               17.13%            3,129           2004
Class A                           6.332144            8.942095               41.22%            3,065           2003
                                  8.272774            6.332144              -23.46%            3,608           2002
                                  9.503727            8.272774              -12.95%            3,977           2001
                                 10.000000            9.503727               -4.96%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.597886           13.629849                8.19%                0           2004
Income Fund: Class A             10.672692           12.597886               18.04%                0           2003
                                 10.120453           10.672692                5.46%                0           2002
                                  9.901233           10.120453                2.21%                0           2001
                                 10.000000            9.901233               -0.99%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.541948               15.42%              532          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         12.582434           12.995274                3.28%            4,633           2004
Class A                          12.133719           12.582434                3.70%            4,614           2003
                                 11.212375           12.133719                8.22%            5,596           2002
                                 10.425752           11.212375                7.55%            6,666           2001
                                 10.000000           10.425752                4.26%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.656013           14.519448               14.72%                0           2004
Equity Fund: Class A             10.000000           12.656013               26.56%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.743044           12.146176                3.43%                0           2004
A                                10.000000           11.743044               17.43%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common            10.148346           11.013921                8.53%              481           2004
Stock Fund: Class Z               7.413111           10.148346               36.90%              481           2003
                                  9.302810            7.413111              -20.31%              481           2002
                                  9.589319            9.302810               -2.99%              579           2001
                                 10.000000            9.589319               -4.11%               60          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.296412            5.021182               16.87%                0           2004
Growth Fund: Class Z              3.242326            4.296412               32.51%                0           2003
                                  5.275131            3.242326              -38.54%                0           2002
                                  7.730897            5.275131              -31.77%                0           2001
                                 10.000000            7.730897              -22.69%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.921521           11.023059               11.10%                0          2004
Investor Class                   10.000000            9.921521               -0.78%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.517425            7.003897                7.46%                0           2004
Fund: Investor Class              5.306200            6.517425               22.83%                0           2003
                                  6.877692            5.306200              -22.85%                0           2002
                                  8.718108            6.877692              -21.11%                0           2001
                                 10.000000            8.718108              -12.82%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund- -        11.034434           12.866781               16.61%              170           2004
Class A                           8.565794           11.034434               28.82%              170           2003
                                  9.499851            8.565794               -9.83%              170           2002
                                 10.453942            9.499851               -9.13%              170           2001
                                 10.000000           10.453942                4.54%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.394832           13.939145               12.46%              222           2004
Income Fund: Class A             10.000000           12.394832               23.95%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.269456           14.656366               19.45%              415           2004
Fund: Class A                    10.000000           12.269456               22.69%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.738769           17.184488               34.90%              233           2004
Securities Fund: Class A         10.000000           12.738769               27.39%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.208004           13.647137               11.79%                0           2004
Small Cap Fund: Class A          10.000000           12.208004               22.08%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                   Additional Contract Options Elected (Total
           1.35%) (Variable account charges of 1.35% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                5.123960            5.658361               10.43%           10,109          2004
Investor Class                    3.756287            5.123960               36.41%            8,223          2003
                                  5.690302            3.756287              -33.99%            7,410          2002
                                  8.595917            5.690302              -33.80%            2,604          2001
                                 10.000000            8.595917              -14.04%              719          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          6.127322            6.832811               11.51%              801          2004
Fund: Investor Class              4.652697            6.127322               31.69%              639          2003
                                  6.873792            4.652697              -32.31%           45,523          2002
                                  8.811353            6.873792              -21.99%              449          2001
                                 10.000000            8.811353              -11.89%              330          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.514494            9.737667                2.35%              203          2004
Investor Class                    8.284707            9.514494               14.84%              680          2003
                                  9.591824            8.284707              -13.63%            1,088          2002
                                  9.814992            9.591824               -2.27%              375          2001
                                 10.000000            9.814992               -1.85%              203          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          5.729618            6.212263                8.42%            6,506           2004
Investor Class                    4.668348            5.729618               22.73%            5,283           2003
                                  6.406085            4.668348              -27.13%            4,954           2002
                                  7.984965            6.406085              -19.77%              979           2001
                                 10.000000            7.984965              -20.15%              492          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         8.131370            9.041412               11.19%            4,077           2004
Growth: Advisor Class             6.373248            8.131370               27.59%            3,071           2003
                                  8.038620            6.373248              -20.69%            2,135           2002
                                  8.915964            8.035620               -9.87%            1,949           2001
                                 10.000000            8.915964              -10.84%              791          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  6.128545            6.955110               13.49%              445           2004
International Growth:             4.965500            6.128545               23.42%              413           2003
Advisor Class                     6.251048            4.965500              -20.57%              315           2002
                                  8.680694            6.251048              -27.99%                0           2001
                                 10.000000            8.680694              -13.19%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           11.542147           11.461373               -0.70%            1,145           2004
Term Government: Investor        11.571069           11.542147               -0.25%              893           2003
Class                            11.145719           11.571069                3.82%              732           2002
                                 10.544941           11.145719                5.70%              357           2001
                                 10.000000           10.544941                5.45%              104          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           6.334327            6.917098                9.20%           18,920           2004
Investor Class                    5.102991            6.334327               24.13%           10,756           2003
                                  6.730887            5.102991              -24.19%           10,073           2002
                                  7.991449            6.730887              -15.77%            3,451           2001
                                 10.000000            7.991449              -20.09%            1,690          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.258483               12.58%               67          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.516067            8.869104                4.15%           14,882           2004
Inc.                              7.170613            8.516067               18.76%            8,685           2003
                                  8.772873            7.170613              -18.26%            6,025           2002
                                  9.964802            8.772873              -11.96%            2,766           2001
                                 10.000000            9.964802               -0.35%            1,279          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.892877           11.148170               12.69%                0           2004
Fund                              7.189525            9.892877               37.60%                0           2003
                                  9.128509            7.189525              -21.24%                0           2002
                                 10.272236            9.128509              -11.13%                0           2001
                                 10.000000           10.272236                2.72%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.127929                1.28%            2,590          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.619203            5.871907                4.50%              279           2004
Century Fund, Inc.: Class Z       4.525199            5.619203               24.18%              265           2003
                                  6.495001            4.525199              -30.33%            2,654           2002
                                  8.631746            6.495001              -24.75%                0           2001
                                 10.000000            8.631746              -13.68%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       12.955042           13.646803                5.34%              549           2004
F                                11.634787           12.955042               11.35%              549           2003
                                 11.029786           11.634787                5.49%              776           2002
                                 10.418578           11.029786                5.87%              316           2001
                                 10.000000           10.418578                4.19%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.381110            8.226091               11.45%              118           2004
Fund: Class F                     6.036842            7.381110               22.27%               47           2003
                                  7.594692            6.036842              -20.51%               47           2002
                                  8.680435            7.594692              -12.51%               47           2001
                                 10.000000            8.680435              -13.20%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       10.685165           11.766866               10.12%              195           2004
                                  8.819090           10.685165               21.16%              138           2003
                                  8.934346            8.819090               -1.29%               20           2002
                                  9.231320            8.934346               -3.22%               20           2001
                                 10.000000            9.231320               -7.69%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           12.329942           12.555301                1.83%            2,615           2004
Corporate Bond Fund:             11.786844           12.329942                4.61%                0           2003
Institutional Service            10.970612           11.786844                7.44%               99           2002
Shares                           10.356897           10.970612                5.93%                0           2001
                                 10.000000           10.356897                3.57%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.645042           10.008680                3.77%            4,182           2004
Fund: Class A                     8.294516            9.645042               16.28%            4,098           2003
                                  9.219156            8.294516              -10.03%            3,659           2002
                                  9.509906            9.219156               -3.06%            2,986           2001
                                 10.000000            9.509906               -4.90%            1,367          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           6.338453            6.430850                1.46%            1,111           2004
Growth Fund: Class A              4.864881            6.338453               30.29%              231           2003
                                  7.098751            4.864881              -31.47%               57           2002
                                  8.769968            7.098751              -19.06%               24           2001
                                 10.000000            8.769968              -12.30%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          11.360340           12.565370               10.61%           12,636           2004
Income Fund: Class A              8.944079           11.360340               27.02%            5,791           2003
                                 10.730189            8.944079              -16.65%            4,577           2002
                                 11.123603           10.730189               -3.54%              548           2001
                                 10.000000           11.123603               11.24%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.926127            7.316633                5.64%            1,369           2004
Opportunities Fund: Class A       5.425999            6.926127               27.65%            1,211           2003
                                  7.082433            5.425999              -23.39%              960           2002
                                  8.448765            7.082433              -16.17%              285           2001
                                 10.000000            8.448765              -15.51%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            11.809296           13.380537               13.31%              555           2004
Income Advantage Fund:            8.334404           11.809296               41.69%              591           2003
Class T                           8.803048            8.334404               -5.32%              782           2002
                                  9.031039            8.803048               -2.52%                0           2001
                                 10.000000            9.031039               -9.69%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         8.104415            9.034510               11.48%              153           2004
Fund: Class A                     5.692568            8.104415               42.37%               71           2003
                                  7.225217            5.692568              -21.21%                0           2002
                                  9.170881            7.225217              -21.22%                0           2001
                                 10.000000            9.170881               -8.29%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           11.032954               10.33%              475          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        14.713691           18.188237               23.61%            8,532           2004
Sheet Investment Fund:           11.510327           14.713691               27.83%            3,648           2003
Class A                          12.407849           11.510327               -7.23%            3,127           2002
                                 10.686898           12.407849               16.10%              974           2001
                                 10.000000           10.686898                6.87%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           12.550439           14.052054               11.96%            8,080           2004
Fund, Inc. - Mutual Shares       10.082366           12.550439               24.48%            2,476           2003
Fund: Class A                    11.509203           10.082366              -12.40%            1,336           2002
                                 11.013589           11.509203                4.50%            3,827           2001
                                 10.000000           11.013589               10.14%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.300415            7.025726               11.51%            3,281           2004
Growth Fund: Class A              4.638770            6.300415               35.82%            2,556           2003
                                  6.677629            4.638770              -30.53%            1,118           2002
                                  8.518431            6.677629              -21.61%              926           2001
                                 10.000000            8.518431              -14.82%               54          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.521015               15.21%            1,213          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      12.969387           13.412047                3.41%              390           2004
                                 12.357378           12.969387                4.95%              884           2003
                                 11.464017           12.357378                7.79%            1,032           2002
                                 10.580177           11.464017                8.35%              753           2001
                                 10.000000           10.580177                5.80%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        12.192205           12.476514                2.33%              950          2004
Class A                          11.978635           12.192205                1.78%              340          2003
                                 11.093743           11.978635                7.98%              354          2002
                                 10.495778           11.093743                5.70%                0          2001
                                 10.000000           10.495778                4.96%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.847615           13.108447                2.03%            3,730           2004
Fund: Class D                    12.780933           12.845615                0.52%            3,818           2003
                                 11.674008           12.780933                9.48%            6,812           2002
                                 10.957707           11.674008                6.54%              220           2001
                                 10.000000           10.957707                9.58%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.172785           10.817621                6.34%              138           2004
Class A                          10.000000           10.172785                1.73%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             4.832004            5.153480                6.65%              338           2004
Class D                           3.682078            4.832004               31.23%              338           2003
                                  5.235203            3.682078              -29.67%               25           2002
                                  7.349447            5.235203              -28.77%                0           2001
                                 10.000000            7.349447              -26.51%               47          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.640370           10.997476                3.36%            6,657           2004
Destinations Conservative        10.019506           10.640370                6.20%               29           2003
Fund: Service Class              10.104136           10.019506               -0.84%               19           2002
                                 10.029324           10.104136                0.75%               19           2001
                                 10.000000           10.029324                0.29%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.220717           10.794754                5.62%            3,937           2004
Destinations Moderately           9.125733           10.220717               12.00%            2,350           2003
Conservative Fund: Service        9.660169            9.125733               -5.53%            1,127           2002
Class                             9.908353            9.660169               -2.50%                0           2001
                                 10.000000            9.908353               -0.92%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.632723           10.397541                7.94%            5,789           2004
Destinations Moderate             8.156878            9.632723               18.09%            3,353           2003
Fund: Service Class               9.141817            8.156878              -10.77%              411           2002
                                  9.729634            9.141817               -6.04%                0           2001
                                 10.000000            9.729634               -2.70%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.079738           10.040685               10.58%            4,433           2004
Destinations Moderately           7.286663            9.079738               24.61%            2,251           2003
Aggressive Fund: Service          8.632576            7.286663              -15.59%              568           2002
Class                             9.594163            8.632576              -10.02%               29           2001
                                 10.000000            9.594163               -4.06%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.638084            9.714858               12.47%            3,245           2004
Destinations Aggressive           6.648932            8.638084               29.92%              971           2003
Fund: Class A                     8.259848            6.648932              -19.50%              118           2002
                                  9.456010            8.259848              -12.65%                0           2001
                                 10.000000            9.456010               -5.44%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            8.080457            9.496881               17.53%               27          2004
Index Fund: Class A               5.977297            8.080457               35.19%               59          2003
                                  7.362404            5.977297              -18.81%                8          2002
                                  9.633028            7.362404              -23.57%                0          2001
                                 10.000000            9.633028               -3.67%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         11.299748           12.918021               14.32%              220           2004
Fund: Class A                     8.946547           11.299748               26.30%              114           2003
                                 10.519328            8.946547              -14.95%                0           2002
                                 11.199409           10.519328               -6.07%                0           2001
                                 10.000000           11.199409               11.99%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.494751           11.966228               14.02%            2,851          2004
Index Fund: Class A               7.916317           10.494751               32.57%              349          2003
                                  9.471463            7.916317              -16.42%              357          2002
                                  9.775938            9.471463               -3.11%                0          2001
                                 10.000000            9.775938               -2.24%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.382264           10.311373               -0.68%           16,562           2004
Fund: Service Class              10.471646           10.382264               -0.85%           49,379           2003
                                 10.509362           10.471646               -0.36%           45,798           2002
                                 10.304753           10.509362                1.99%           15,964           2001
                                 10.000000           10.304753                3.05%              101          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        8.484649            9.188051                8.29%              271          2004
Class D                           6.766860            8.484649               25.39%              226          2003
                                  8.277294            6.766860              -18.25%              324          2002
                                  9.529603            8.277294              -13.14%              310          2001
                                 10.000000            9.529603               -4.70%              191          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           7.440148            8.095348                8.81%            9,816          2004
Fund: Service Class               5.901883            7.440148               26.06%            9,816          2003
                                  7.736898            5.901883              -23.72%            9,278          2002
                                  8.946569            7.736898              -13.52%            7,984          2001
                                 10.000000            8.946569              -10.53%            1,201          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.465887           14.225705               24.07%              442          2004
Class A                           7.852499           11.465887               46.02%              218          2003
                                  9.772617            7.852499              -19.65%              111          2002
                                 10.097659            9.772617               -3.22%                0          2001
                                 10.000000           10.097659                0.98%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.623765           12.341646               16.17%            3,087          2004
Fund: Class A                     7.404320           10.623765               43.48%              277          2003
                                  9.493598            7.404320              -22.01%              113          2002
                                  9.465999            9.493598                0.29%                0          2001
                                 10.000000            9.465999               -5.34%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   12.260453           13.716256               11.87%              629          2004
Opportunities Fund: Class A       9.091861           12.260453               34.85%              544          2003
                                 10.762121            9.091861              -15.52%              544          2002
                                 10.712297           10.762121                0.47%                0          2001
                                 10.000000           10.712297                7.12%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

----------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.790731           10.478712                7.03%               78          2004
Insurance Trust - J.P.            8.381288            9.790731               16.82%                0          2003
Morgan GVIT Balanced Fund:        9.689035            8.381288              -13.50%                0          2002
Class I                          10.000000            9.689035               -3.11%                0          2001*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.509948           10.171137                6.95%            4,397          2004
Fund: I Shares                    8.455757            9.509948               12.47%            3,490          2003
                                  9.174148            8.455757               -7.83%            1,286          2002
                                  9.773668            9.174148               -6.13%                0          2001
                                 10.000000            9.773668               -2.26%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.628760            7.837452               18.23%               33          2004
International Growth Fund:        4.985550            6.628760               32.96%               50          2003
I Shares                          6.794786            4.985550              -26.63%               19          2002
                                  8.920916            6.794786              -23.83%                0          2001
                                 10.000000            8.920916              -10.79%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.080978            6.282830                3.32%            4,919          2004
Fund: I Shares                    5.018307            6.080978               21.18%            5,997          2003
                                  6.874544            5.018307              -27.00%            7,342          2002
                                  8.830308            6.874544              -22.15%            3,144          2001
                                 10.000000            8.830308              -11.70%              489          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        5.387655            5.564023                3.27%            6,583          2004
                                  4.146575            5.387655               29.93%            7,491          2003
                                  5.802754            4.146575              -28.54%            6,821          2002
                                  7.961032            5.802754              -27.11%            6,810          2001
                                 10.000000            7.961032              -20.39%            2,114          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.439175            5.425624               22.22%            4,385          2004
                                  3.591050            4.439175               23.62%            4,920          2003
                                  4.791126            3.591050              -25.05%           11,506          2002
                                  6.860667            4.791126              -30.17%            8,147          2001
                                 10.000000            6.860667              -31.39%            2,526          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.343286            5.562969                4.11%                0          2004
                                  4.359759            5.343286               22.56%                0          2003
                                  5.973493            4.359759              -27.01%                0          2002
                                  7.852154            5.973493              -23.93%                0          2001
                                 10.000000            7.852154              -21.48%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 13.817204           15.661369               13.35%              725          2004
Portfolio: Open Shares           10.108230           13.817204               36.69%              462          2003
                                 12.469159           10.108230              -18.93%           22,032          2002
                                 10.741000           12.469159               16.09%              350          2001
                                 10.000000           10.741000                7.41%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         16.251109           19.026174               17.08%            9,700          2004
Fund: Trust Class                12.512564           16.251109               29.88%            2,859          2003
                                 13.075325           12.512564               -4.30%            1,798          2002
                                 11.826515           13.075325               10.56%            2,410          2001
                                 10.000000           11.826515               18.27%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.813326           10.079843               14.37%            1,377          2004
Fund: Trust Class                 6.617226            8.813326               33.19%            1,264          2003
                                  9.053270            6.617226              -26.91%            1,089          2002
                                  9.358233            9.053270               -3.26%            1,241          2001
                                 10.000000            9.358233               -6.42%              923          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.587756           11.257477               17.42%              429          2004
Fund: Trust Class                 7.164027            9.587756               33.83%              265          2003
                                  9.670957            7.164027              -25.92%              255          2002
                                 10.133061            9.670957               -4.56%              242          2001
                                 10.000000           10.133061                1.33%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.282721               12.83%            1,578          2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.275915            7.641149                5.02%            3,052          2004
Appreciation Fund: Class A        5.697232            7.275915               27.71%            2,349          2003
                                  7.831808            5.697232              -27.26%            1,093          2002
                                  9.094199            7.831808              -13.88%                0          2001
                                 10.000000            9.094199               -9.06%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.214127           12.081553                7.74%              247          2004
Income Fund: Class A             10.000000           11.214127               12.14%              122          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          8.925507           10.449082               17.07%            4,403          2004
Class A                           6.323592            8.925507               41.15%            6,656          2003
                                  8.265794            6.323592              -23.50%            5,325          2002
                                  9.500554            8.265794              -13.00%              716          2001
                                 10.000000            9.500554               -4.99%              167          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.577188           13.600562                8.14%            2,150          2004
Income Fund: Class A             10.660557           12.577188               17.98%            1,929          2003
                                 10.114068           10.660557                5.40%            1,907          2002
                                  9.900030           10.114068                2.16%                0          2001
                                 10.000000            9.900030               -1.00%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.538075               15.38%            3,282          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         12.561708           12.967297                3.23%            6,314           2004
Class A                          12.119873           12.561708                3.65%            6,008           2003
                                 11.205257           12.119873                8.16%            2,298           2002
                                 10.424444           11.205257                7.49%               34           2001
                                 10.000000           10.424444                4.24%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.651735           14.507197               14.67%                0           2004
Equity Fund: Class A             10.000000           12.651735               26.52%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.739072           13.135904                3.38%                0           2004
A                                10.000000           11.739072               17.39%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common            10.129502           10.987896                8.47%            2,854           2004
Stock Fund: Class Z               7.403099           10.129502               36.83%            2,292           2003
                                  9.294963            7.403099              -20.35%              731           2002
                                  9.586120            9.294963               -3.04%              327           2001
                                 10.000000            9.586120               -4.14%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.289330            5.010356               16.81%            1,061           2004
Growth Fund: Class Z              3.238618            4.289330               32.44%              187           2003
                                  5.271779            3.238618              -38.57%                0           2002
                                  7.729950            5.271779              -31.80%                0           2001
                                 10.000000            7.729950              -22.70%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.920722           11.016575               11.05%                0          2004
Investor Class                   10.000000            9.920722               -0.79%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.506700            6.988828                7.41%              171           2004
Fund: Investor Class              5.300150            6.506700               22.76%              160           2003
                                  6.873341            5.300150              -22.89%              302           2002
                                  8.717041            6.873341              -21.15%                0           2001
                                 10.000000            8.717041              -12.83%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          11.013951           12.836380               16.55%            1,762           2004
Class A                           8.554226           11.013951               28.75%            2,560           2003
                                  9.491838            8.554226               -9.88%            2,260           2002
                                 10.450451            9.491838               -9.17%            1,245           2001
                                 10.000000           10.450451                4.50%            1,742          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.390641           13.927380               12.40%            8,819           2004
Income Fund: Class A             10.000000           12.390641               23.91%              353          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.265314           14.643987               19.39%              138           2004
Fund: Class A                    10.000000           12.265314               22.65%              121          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.734462           17.169960               34.83%            1,949           2004
Securities Fund: Class A         10.000000           12.734462               27.34%               33          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.203880           13.635616               11.73%                1           2004
Small Cap Fund: Class A          10.000000           12.203880               22.04%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                   Additional Contract Options Elected (Total
           1.40%) (Variable account charges of 1.40% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                5.114421            5.644958               10.37%           19,213           2004
Investor Class                    3.751191            5.114421               36.34%           17,013           2003
                                  8.685485            3.751191              -34.02%           17,853           2002
                                  8.593030            5.685485              -33.84%            7,412           2001
                                 10.000000            8.593030              -14.07%            5,404          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          6.115937            6.816664               11.46%            5,249           2004
Fund: Investor Class              4.646397            6.115937               31.63%            3,658           2003
                                  6.867985            4.646397              -32.35%            4,772           2002
                                  8.808407            6.867985              -22.03%            5,344           2001
                                 10.000000            8.808407              -11.92%            5,089          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.496826            9.714661                2.29%            6,111           2004
Investor Class                    8.273516            9.496826               14.79%            6,330           2003
                                  9.583734            8.273516              -13.67%            6,557           2002
                                  9.811714            9.583734               -2.32%              362           2001
                                 10.000000            9.811714               -1.88%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          5.718946            6.197551                8.37%            8,242           2004
Investor Class                    4.662021            5.718946               22.67%            4,570           2003
                                  6.400657            4.662021              -27.16%            5,196           2002
                                  7.982278            6.400657              -19.81%            5,928           2001
                                 10.000000            7.982278              -20.18%            5,942          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         8.116241            9.020030               11.14%           20,687           2004
Growth: Advisor Class             6.364602            8.116241               27.52%           17,961           2003
                                  8.028811            6.364602              -20.73%           18,343           2002
                                  8.912971            8.028811               -9.92%            4,492           2001
                                 10.000000            8.912971              -10.87%            5,420          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  6.117141            6.938657               13.43%              553           2004
International Growth:             4.958774            6.117141               23.36%              727           2003
Advisor Class                     6.245756            4.958774              -20.61%              630           2002
                                  8.677781            6.245756              -28.03%              523           2001
                                 10.000000            8.677781              -13.22%              365          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           11.520711           11.434299               -0.75%              330           2004
Term Government: Investor        11.555444           11.520711               -0.30%              285           2003
Class                            11.136315           11.555444                3.46%               67           2002
                                 10.541416           11.136315                5.64%               19           2001
                                 10.000000           10.541416                5.41%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           6.322562            6.900757                9.14%            7,021           2004
Investor Class                    5.096092            6.322562               24.07%            6,493           2003
                                  6.725197            5.096092              -24.22%            5,958           2002
                                  7.988773            6.725197              -15.82%              366           2001
                                 10.000000            7.988773              -20.11%              366          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.254713               12.55%              227          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.500275            8.848167                4.09%            3,213           2004
Inc.                              7.160931            8.500275               18.70%            5,518           2003
                                  8.765471            7.160931              -18.31%            1,889           2002
                                  9.961462            8.765471              -12.01%              436           2001
                                 10.000000            9.961462               -0.39%               80          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.874491           11.121810               12.63%                0           2004
Fund                              7.179792            9.874491               37.53%                0           2003
                                  9.120785            7.179792              -21.28%                0           2002
                                 10.268790            9.120785              -11.18%                0           2001
                                 10.000000           10.268790                2.69%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.127734                1.28%            5,706          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.608751            5.858006                4.44%              223           2004
Century Fund, Inc.: Class Z       4.519064            5.608751               24.11%              213           2003
                                  6.489500            4.519064              -30.36%                0           2002
                                  8.628853            6.489500              -24.79%                0           2001
                                 10.000000            8.628853              -13.71%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       12.930988           13.614573                5.29%            1,374           2004
F                                11.619076           12.930988               11.29%            1,343           2003
                                 11.020476           11.619076                5.43%            1,319           2002
                                 10.415085           11.020476                5.81%              260           2001
                                 10.000000           10.415085                4.15%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.368973            8.208410               11.39%                0           2004
Fund: Class F                     6.029971            7.368973               22.21%                0           2003
                                  7.589896            6.029971              -20.55%               60           2002
                                  8.679377            7.589896              -12.55%                0           2001
                                 10.000000            8.679377              -13.21%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       10.665270           11.739005               10.07%            4,048          2004
                                  8.807133           10.665270               21.10%            4,173          2003
                                  8.926760            8.807133               -1.34%            4,332          2002
                                  9.228188            8.926760               -3.27%                0          2001
                                 10.000000            9.228188               -7.72%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           12.309618           12.528253                1.78%            5,442          2004
Corporate Bond Fund:             11.773383           12.309618                4.55%            5,442          2003
Institutional Service            10.963641           11.773383                7.39%            5,442          2002
Shares                           10.355594           10.963641                5.87%                0          2001
                                 10.000000           10.355594                3.56%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.627105            9.985005                3.72%              242          2004
Fund: Class A                     8.283294            9.627105               16.22%              242          2003
                                  9.211366            8.283294              -10.08%              198          2002
                                  9.506721            9.211366               -3.11%              198          2001
                                 10.000000            9.506721               -4.93%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           6.328016            6.416994                1.41%            4,839          2004
Growth Fund: Class A              4.859334            6.328016               30.22%            4,722          2003
                                  7.094268            4.859334              -31.50%            4,722          2002
                                  8.768899            7.094268              -19.10%                0          2001
                                 10.000000            8.768899              -12.31%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          11.339241           12.535669               10.55%           10,158          2004
Income Fund: Class A             8.932000*           11.339241               26.95%            7,803          2003
                                 10.721133           8.932000*              -16.69%            7,285          2002
                                 11.119877           10.721133               -3.59%              301          2001
                                 10.000000           11.119877               11.20%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.913235            7.299313                5.58%              409          2004
Opportunities Fund: Class A       5.418642            6.913235               27.58%              409          2003
                                  7.076439            5.418642              -23.43%              409          2002
                                  8.445932            7.076439              -16.21%                0          2001
                                 10.000000            8.445932              -15.54%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            11.787350           13.348905               13.25%            4,449          2004
Income Advantage Fund:            8.323130           11.787350               41.62%            3,511          2003
Class T                           8.795608            8.323130               -5.37%               45          2002
                                  9.028015            8.795608               -2.57%                0          2001
                                 10.000000            9.028015               -9.72%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         8.091074            9.015059               11.42%              351          2004
Fund: Class A                     5.686078            8.091074               42.30%                0          2003
                                  7.220651            5.686078              -21.25%                0          2002
                                  9.169762            7.220651              -21.26%                0          2001
                                 10.000000            9.169762               -8.30%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           11.029257               10.29%               53          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        14.689506           18.149143               23.55%            7,976          2004
Sheet Investment Fund:           11.497232           14.689506               27.77%            6,803          2003
Class A                          12.400018           11.497232               -7.28%            4,469          2002
                                 10.685596           12.400018               16.04%               22          2001
                                 10.000000           10.685596                6.86%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           12.527120           14.018853               11.91%              575          2004
Fund, Inc. - Mutual Shares       10.068740           12.527120               24.42%              415          2003
Fund: Class A                    11.499485           10.068740              -12.44%              260          2002
                                 11.009900           11.499485                4.45%              144          2001
                                 10.000000           11.009900               10.10%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.288695            7.009107               11.46%            2,877          2004
Growth Fund: Class A              4.632489            6.288695               35.75%              987          2003
                                  6.671973            4.632489              -30.57%              950          2002
                                  8.515572            6.671973              -21.65%              528          2001
                                 10.000000            8.515572              -14.84%              385          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.517158               15.17%            1,251          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      12.945249           13.380298                3.36%               54           2004
                                 12.340635           12.945249                4.90%               54           2003
                                 11.454290           12.340635                7.74%               54           2002
                                 10.576589           11.454290                8.30%                0           2001
                                 10.000000           10.576589                5.77%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        12.172121           12.449647                2.28%                3           2004
Class A                          11.964965           12.172121                1.73%                2           2003
                                 11.086699           11.964965                7.92%                0           2002
                                 10.494463           11.086699                5.64%                0           2001
                                 10.000000           10.494463                4.94%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.823754           13.077464                1.98%           18,106           2004
Fund: Class D                    12.763660           12.823754                0.47%           18,054           2003
                                 11.664147           12.763660                9.43%           18,403           2002
                                 10.954030           11.664147                6.48%               56           2001
                                 10.000000           10.954030                9.54%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.172616           10.811968                6.29%               73           2004
Class A                          10.000000           10.172616                1.73%                2          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             4.823010            5.141278                6.60%              391           2004
Class D                           3.677095            4.823010               31.16%              391           2003
                                  5.230775            3.677095              -29.70%              327           2002
                                  7.346974            5.230775              -28.80%              327           2001
                                 10.000000            7.346974              -26.53%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.622862           10.973816                3.30%                0           2004
Destinations Conservative        10.008093           10.622862                6.14%                0           2003
Fund: Service Class              10.097750           10.008093               -0.89%                0           2002
                                 10.028096           10.097750                0.69%                0           2001
                                 10.000000           10.028096                0.28%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.203892           10.771520                5.56%           13,027           2004
Destinations Moderately           9.115334           10.203892               11.94%           13,035           2003
Conservative Fund: Service        9.654061            9.115334               -5.58%            4,967           2002
Class                             9.907140            9.654061               -2.55%                0           2001
                                 10.000000            9.907140               -0.93%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.616870           10.375177                7.89%            9,863           2004
Destinations Moderate             8.147581            9.616870               18.03%            1,497           2003
Fund: Service Class               9.136036            8.147581              -10.82%            1,003           2002
                                  9.728447            9.136036               -6.09%              707           2001
                                 10.000000            9.728447               -2.72%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.064805           10.019090               10.53%            4,140           2004
Destinations Moderately           7.278356            9.064805               24.54%            2,515           2003
Aggressive Fund: Service          8.627105            7.278356              -15.63%            1,145           2002
Class                             9.592988            8.627105              -10.07%                0           2001
                                 10.000000            9.592988               -4.07%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.623868            9.693950               12.41%            3,212           2004
Destinations Aggressive           6.641350            8.623868               29.85%            1,826           2003
Fund: Class A                     8.254622            6.641350              -19.54%            1,403           2002
                                  9.454857            8.254622              -12.69%            1,159           2001
                                 10.000000            9.454857               -5.45%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            8.067153            9.476433               17.47%                3           2004
Index Fund: Class A               5.970482            8.067153               35.12%                3           2003
                                  7.357745            5.970482              -18.85%                0           2002
                                  9.631851            7.357745              -23.61%                0           2001
                                 10.000000            9.631851               -3.68%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         11.278766           12.887514               14.26%               61           2004
Fund: Class A                     8.934454           11.278766               26.24%                4           2003
                                 10.510442            8.934454              -14.99%                0           2002
                                 11.195662           10.510442               -6.12%                0           2001
                                 10.000000           11.195662               11.96%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.477469           11.940459               13.96%            1,436           2004
Index Fund: Class A               7.907285           10.477469               32.50%              498           2003
                                  9.465469            7.907285              -16.46%               55           2002
                                  9.774743            9.465469               -3.16%                0           2001
                                 10.000000            9.774743               -2.25%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.362937           10.286961               -0.73%            7,843           2004
Fund: Service Class              10.457452           10.362937               -0.90%           10,603           2003
                                 10.500440           10.457452               -0.41%            3,385           2002
                                 10.301256           10.500440                1.93%                0           2001
                                 10.000000           10.301256                3.01%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        8.468881            9.166329                8.24%              652           2004
Class D                           6.757705            8.468881               25.32%              284           2003
                                  8.270301            6.757705              -18.29%              216           2002
                                  9.526415            8.270301              -13.19%              139           2001
                                 10.000000            9.526415               -4.74%              139          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           7.426301            8.076192                8.75%              781           2004
Fund: Service Class               5.893888            7.426301               26.00%              686           2003
                                  7.730344            5.893888              -23.76%              376           2002
                                  8.943566            7.730344              -13.57%               85           2001
                                 10.000000            8.943566              -10.56%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.444586           14.192089               24.01%            1,301           2004
Class A                           7.841882           11.444586               45.94%              159           2003
                                  9.764363            7.841882              -19.69%               67           2002
                                 10.094272            9.764363               -3.27%                0           2001
                                 10.000000           10.094272                0.94%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.606301           12.315125               16.11%              910           2004
Fund: Class A                     7.395876           10.606301               43.41%              471           2003
                                  9.487599            7.395876              -22.05%               35           2002
                                  9.464843            9.487599                0.24%                0           2001
                                 10.000000            9.464843               -5.35%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   12.240293           13.686761               11.82%            2,919           2004
Opportunities Fund: Class A       9.081509           12.240293               34.78%            2,326           2003
                                 10.755333            9.081509              -15.56%                0           2002
                                 10.710998           10.755333                0.41%                0           2001
                                 10.000000           10.710998                7.11%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

----------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.778746           10.460575                6.97%                0           2004
Insurance Trust - J.P.            8.375274            9.778746               16.76%                0           2003
Morgan GVIT Balanced Fund:        9.686992            8.375274              -13.54%                0           2002
Class I                          10.000000            9.686992               -3.13%                0          2001*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.494304           10.149250                6.90%           10,787           2004
Fund: I Shares                    8.446123            9.494304               12.41%            9,182           2003
                                  9.168354            8.446123               -7.88%            3,662           2002
                                  9.772480            9.168354               -6.18%                0           2001
                                 10.000000            9.772480               -2.28%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.617847            7.820603               18.17%                8           2004
International Growth Fund:        4.979866            6.617847               32.89%              904           2003
I Shares                          6.790479            7.979866              -26.66%              737           2002
                                  8.919820            6.790479              -23.87%                0           2001
                                 10.000000            8.919820              -10.80%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.070957            6.269293                3.27%            4,869           2004
Fund: I Shares                    5.012580            6.070957               21.11%            9,031           2003
                                  6.870186            5.012580              -27.04%            9,402           2002
                                  8.829229            6.870186              -22.19%            5,638           2001
                                 10.000000            8.829229              -11.71%            5,590          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        5.377628            5.550854                3.22%              976           2004
                                  4.140942            5.377628               29.86%            4,522           2003
                                  5.797828            4.140942              -28.58%            4,611           2002
                                  7.958354            5.797828              -27.15%              870           2001
                                 10.000000            7.958354              -20.42%              362          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.430908            5.412776               22.16%            7,271           2004
                                  3.586193            4.430908               23.55%            5,494           2003
                                  4.787078            3.586193              -25.09%            5,608           2002
                                  6.858363            4.787078              -30.20%              893           2001
                                 10.000000            6.858363              -31.42%              578          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.333359            5.549827                4.06%                0           2004
                                  4.353851            5.333359               22.50%                0           2003
                                  5.968432            4.353851              -27.05%                0           2002
                                  7.849518            5.968432              -23.96%                0           2001
                                 10.000000            7.849518              -21.50%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 13.791550           15.624370               13.29%               48           2004
Portfolio: Open Shares           10.094567           13.791550               36.62%               44           2003
                                 12.458640           10.094567              -18.98%               32           2002
                                 10.737408           12.458640               16.03%                0           2001
                                 10.000000           10.737408                7.37%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         16.220943           18.981244               17.02%           10,920           2004
Fund: Trust Class                12.495669           16.220943               29.81%            9,422           2003
                                 13.064292           12.495669               -4.35%            6,569           2002
                                 11.822556           13.064292               10.50%              143           2001
                                 10.000000           11.822556               18.23%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.796963           10.056040               14.31%               52           2003
Fund: Trust Class                 6.608278            8.796963               33.12%               52           2003
                                  9.045625            6.608278              -26.95%               52           2002
                                  9.355096            9.045625               -3.31%               52           2001
                                 10.000000            9.355096               -6.45%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.569935           11.230856               17.36%                0           2004
Fund: Trust Class                 7.154340            9.569935               33.76%                0           2003
                                  9.662784            7.154340              -25.96%                0           2002
                                 10.129664            9.662784               -4.61%                0           2001
                                 10.000000           10.129664                1.30%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.278952               12.79%            1,862          2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.263954            7.624729                4.97%            7,368           2004
Appreciation Fund: Class A        5.690742            7.263954               27.65%            9,599           2003
                                  7.826855            5.690742              -27.29%            5,849           2002
                                  9.093093            7.826855              -13.93%                0           2001
                                 10.000000            9.093093               -9.07%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.210313           12.071320                7.68%                0           2004
Income Fund: Class A             10.000000           11.210313               12.10%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          8.908913           10.424365               17.01%            8,470           2004
Class A                           6.315036            8.908913               41.07%            9,471           2003
                                  8.258804            6.315036              -23.54%            9,149           2002
                                  9.497367            8.258804              -13.04%            1,127           2001
                                 10.000000            9.497367               -5.03%              336          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.556503           13.571312                8.08%            2,448           2004
Income Fund: Class A             10.648421           12.556503               17.92%            2,327           2003
                                 10.107680           10.648421                5.35%            2,264           2002
                                  9.898822           10.107680                2.11%                0           2001
                                 10.000000            9.898822               -1.01%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.534215               15.34%            1,676          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         12.541002           12.939361                3.18%            3,007           2004
Class A                          12.106032           12.541002                3.59%            2,446           2003
                                 11.198134           12.106032                8.11%            2,269           2002
                                 10.423131           11.198134                7.44%                0           2001
                                 10.000000           10.423131                4.23%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.647442           14.494914               14.61%                0           2004
Equity Fund: Class A             10.000000           12.647442               26.47%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.735109           12.125667                3.33%                0           2004
A                                10.000000           11.735109               17.35%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common            10.110695           10.961939                8.42%            4,318           2004
Stock Fund: Class Z               7.393089           10.110695               36.76%            3,459           2003
                                  9.287108            7.393089              -20.39%              353           2002
                                  9.582905            9.287108               -3.09%              263           2001
                                 10.000000            9.582905               -4.17%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.282263            4.999574               16.75%            1,628           2004
Growth Fund: Class Z              3.234920            4.282263               32.38%                0           2003
                                  5.268446            3.234920              -38.60%                0           2002
                                  7.729008            5.268446              -31.84%                0           2001
                                 10.000000            7.729008              -22.71%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.919925           11.010106               10.99%                0          2004
Investor Class                   10.000000            9.919925               -0.80%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.495993            6.973796                7.36%              103           2004
Fund: Investor Class              5.294110            6.495993               22.70%                0           2003
                                  6.868994            5.294110              -22.93%                0           2002
                                  8.715976            6.868994              -21.19%                0           2001
                                 10.000000            8.715976              -12.84%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          10.993479           12.806027               16.49%            6,662           2004
Class A                           8.542655           10.993479               28.69%            7,517           2003
                                  9.483809            8.542655               -9.92%            7,101           2002
                                 10.446944            9.483809               -9.22%                0           2001
                                 10.000000           10.446944                4.47%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.386447           13.915600               12.35%                0           2004
Income Fund: Class A             10.000000           12.386447               23.86%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.261164           14.631628               19.33%                0           2004
Fund: Class A                    10.000000           12.261164               22.61%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.730150           17.155476               34.76%              349           2004
Securities Fund: Class A         10.000000           12.730150               27.30%              230          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.199748           13.624087               11.68%                0           2004
Small Cap Fund: Class A          10.000000           12.199748               22.00%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                   Additional Contract Options Elected (Total
           1.45%) (Variable account charges of 1.45% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                5.104905            5.631591               10.32%           25.205           2004
Investor Class                    3.746112            5.104905               36.27%           21,266           2003
                                  5.680666            3.746112              -34.06%           15,712           2002
                                  8.590146            5.680666              -33.87%           10,338           2001
                                 10.000000            8.590146              -14.10%              166          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          6.104558            6.800532               11.40%            3,013           2004
Fund: Investor Class              4.640107            6.104558               31.56%            3,163           2003
                                  6.862159            4.640107              -32.38%            3,812           2002
                                  8.805446            6.862159              -22.07%              719           2001
                                 10.000000            8.805446              -11.95%              238          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.479180            9.691688                2.24%            4,058           2004
Investor Class                    8.262334            9.479180               14.73%            4,249           2003
                                  9.575640            8.262334              -13.72%            4,135           2002
                                  9.808427            9.575640               -2.37%            2,990           2001
                                 10.000000            9.808427               -1.92%               76          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          5.708312            6.182870                8.31%           19,497           2004
Investor Class                    4.655706            5.708312               22.61%            7,867           2003
                                  6.395245            4.655706              -27.20%            5,580           2002
                                  7.979607            6.395245              -19.86%            1,068           2001
                                 10.000000            7.979607              -20.20%            1,018          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         8.101142            8.998683               11.08%           12,946           2004
Growth: Advisor Class             6.355989            8.101142               27.46%           14,393           2003
                                  8.022025            6.355989              -20.77%           15,616           2002
                                  8.909987            8.022025               -9.97%            3,180           2001
                                 10.000000            8.909987              -10.90%              170          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  6.105758            6.922233               13.37%            1,998           2004
International Growth:             4.952058            6.105758               23.30%            1,998           2003
Advisor Class                     6.240467            4.952058              -20.65%            2,044           2002
                                  8.674874            6.240467              -28.06%            1,265           2001
                                 10.000000            8.674874              -13.25%              351          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           11.499296           11.407263               -0.80%            8,615           2004
Term Government: Investor        11.539820           11.499296               -0.35%            6,467           2003
Class                            11.126898           11.539820                3.71%            3,095           2002
                                 10.537875           11.126898                5.59%              546           2001
                                 10.000000           10.537875                5.38%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           6.310791            6.884415                9.09%           24,547           2004
Investor Class                    5.089179            6.310791               24.00%           18,574           2003
                                  6.719494            5.089179              -24.26%           14,956           2002
                                  7.986087            6.719494              -15.86%            9,096           2001
                                 10.000000            7.986087              -20.14%            3,214          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.250930               12.51%              595          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,         8484437            8.827204                4.04%            7,550           2004
Inc.                              7.151216            8.484437               18.64%            7,534           2003
                                  8.758045            7.151216              -18.35%            4,666           2002
                                  9.958126            8.758045              -12.05%            1,137           2001
                                 10.000000            9.958126               -0.42%              233          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.856148           11.095527               12.57%                0           2004
Fund                              7.170087            9.856148               37.46%                0           2003
                                  9.113078            7.170087              -21.32%                0           2002
                                 10.265356            9.113078              -11.22%                0           2001
                                 10.000000           10.265356                2.65%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.127537                1.28%            7,904          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.598328            5.844155                4.39%            5,662           2004
Century Fund, Inc.: Class Z       4.512953            5.598328               24.05%            4,565           2003
                                  6.484016            4.512953              -30.40%            2,324           2002
                                  8.625964            6.484016              -24.83%            1,528           2001
                                 10.000000            8.625964              -13.74%            1,364          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       12.906960           13.582381                5.23%            2,715           2004
F                                11.603363           12.906960               11.23%            2,473           2003
                                 11.011157           11.603363                5.38%            1,729           2002
                                 10.411592           11.011157                5.76%              333           2001
                                 10.000000           10.411592                4.12%              169          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.356841            8.190739               11.34%              620           2004
Fund: Class F                     6.023093            7.356841               22.14%               71           2003
                                  7.585100            6.023093              -20.59%                0           2002
                                  8.678320            7.585100              -12.60%                0           2001
                                 10.000000            8.678320              -13.22%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       10.645415           11.711207               10.01%            3,798          2004
                                  8.795198           10.645415               21.04%            1,156          2003
                                  8.919182            8.795198               -1.39%              657          2002
                                  9.225056            8.919182               -3.32%              144          2001
                                 10.000000            9.225056               -7.75%               43          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           12.289319           12.501251                1.72%            2,086          2004
Corporate Bond Fund:             11.759931           12.289319                4.50%            1,524          2003
Institutional Service            10.956671           11.759931                7.33%              212          2002
Shares                           10.354290           10.956671                5.82%                0          2001
                                 10.000000           10.354290                3.54%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.609203            9.961391                3.67%            5,702          2004
Fund: Class A                     8.272082            9.609203               16.16%            6,588          2003
                                  9.203576            8.272082              -10.12%            4,371          2002
                                  9.503531            9.203576               -3.16%            1,073          2001
                                 10.000000            9.503531               -4.96%              537          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           6.317613            6.403201                1.35%            9,403          2004
Growth Fund: Class A              4.853795            6.317613               30.16%            7,401          2003
                                  7.089774            4.853795              -31.54%            5,405          2002
                                  8.767828            7.089774              -19.14%              308          2001
                                 10.000000            8.767828              -12.32%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          11.318168           12.506032               10.50%           18,912          2004
Income Fund: Class A              8.919919           11.318168               26.89%           13,682          2003
                                 10.712074            8.919919              -16.73%            7,824          2002
                                 11.116157           10.712074               -3.64%            1,111          2001
                                 10.000000           11.116157               11.16%              690          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.900394            7.282057                5.53%            7,736          2004
Opportunities Fund: Class A       5.411322            6.900394               27.52%            5,390          2003
                                  7.070458            5.411322              -23.47%            4,685          2002
                                  8.443095            7.070458              -16.26%            3,286          2001
                                 10.000000            8.443095              -15.57%              914          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            11.765448           13.317356               13.19%              802          2004
Income Advantage Fund:            8.311871           11.765448               41.55%            1,589          2003
Class T                           8.788167            8.311871               -5.42%              702          2002
                                  9.024990            8.788167               -2.62%              360          2001
                                 10.000000            9.024990               -9.75%              317          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         8.077770            8.995679               11.36%              885          2004
Fund: Class A                     5.679602            8.077770               42.22%              259          2003
                                  7.216084            5.679602              -21.29%               71          2002
                                  9.168643            7.216084              -21.30%                0          2001
                                 10.000000            9.168643               -8.31%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           11.025556               10.26%            1,686          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        14.665332           18.110092               23.49%           13,654          2004
Sheet Investment Fund:           11.484125           14.665332               27.70%            6,615          2003
Class A                          12.392175           11.484125               -7.33%            3,239          2002
                                 10.684290           12.392175               15.99%              674          2001
                                 10.000000           10.684290                6.84%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           12.503848           13.985709               11.85%           15,839          2004
Fund, Inc. - Mutual Shares       10.055126           12.503848               24.35%           12,156          2003
Fund: Class A                    11.489770           10.055126              -12.49%            8,585          2002
                                 11.006218           11.489770                4.39%              783          2001
                                 10.000000           11.006218               10.06%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.277004            6.992543               11.40%           13,956          2004
Growth Fund: Class A              4.626215            6.277004               35.68%            7,317          2003
                                  6.666321            4.626215              -30.60%            6,378          2002
                                  8.512713            6.666321              -21.69%            2,304          2001
                                 10.000000            8.512713              -14.87%              330          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.513291               15.13%            2,044          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      12.921136           13.348603                3.31%            3,635           2004
                                 12.323899           12.921136                4.85%            3,290           2003
                                 11.444561           12.323899                7.68%            1,335           2002
                                 10.572997           11.444561                8.24%              668           2001
                                 10.000000           10.572997                5.73%              194          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        12.152046           12.422813                2.23%            3,605           2004
Class A                          11.951293           12.152046                1.68%            1,592           2003
                                 11.079650           11.951293                7.87%              394           2002
                                 10.493140           11.079650                5.59%                0           2001
                                 10.000000           10.493140                4.93%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.799935           13.046553                1.93%            4,942           2004
Fund: Class D                    12.746420           12.799935                0.42%            3,977           2003
                                 11.654294           12.746420                9.37%            1,423           2002
                                 10.950362           11.654294                6.43%              425           2001
                                 10.000000           10.950362                9.50%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.172447           10.806298                6.23%            5,708           2004
Class A                          10.000000           10.172447                1.72%            5,092          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             4.814019            5.129089                6.54%            1,516           2004
Class D                           3.672095            4.814019               31.10%            1,612           2003
                                  5.226331            3.672095              -29.74%            1,324           2002
                                  7.344506            5.226331              -28.84%              607           2001
                                 10.000000            7.344506              -26.55%              607          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.605380           10.950205                3.25%           23,190           2004
Destinations Conservative         9.996699           10.605380                6.09%            3,411           2003
Fund: Service Class              10.091371            9.996699               -0.94%               58           2002
                                 10.026870           10.091371                0.64%                0           2001
                                 10.000000           10.026870                0.27%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.187101           10.748339                5.51%            5,742           2004
Destinations Moderately           9.104947           10.187101               11.89%            3,951           2003
Conservative Fund: Service        9.647960            9.104947               -5.63%            1,436           2002
Class                             9.905932            9.647960               -2.60%                0           2001
                                 10.000000            9.905932               -0.94%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.601045           10.352844                7.83%           27,947           2004
Destinations Moderate             8.138293            9.601045               17.97%            4,481           2003
Fund: Service Class               9.130251            8.138293              -10.86%            2,737           2002
                                  9.727261            9.130251               -6.14%              298           2001
                                 10.000000            9.727261               -2.73%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.049890            9.997541               10.47%           24,956           2004
Destinations Moderately           7.270065            9.049890               24.48%            5,290           2003
Aggressive Fund: Service          8.621655            7.270065              -15.68%              198           2002
Class                             9.591819            8.621655              -10.11%              166           2001
                                 10.000000            9.591819               -4.08%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.609651            9.673068               12.35%            4,346           2004
Destinations Aggressive           6.633766            8.609651               29.79%              322           2003
Fund: Class A                     8.249387            6.633766              -19.58%               88           2002
                                  9.453704            8.249387              -12.74%                0           2001
                                 10.000000            9.453704               -5.46%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            8.053872            9.456046               17.41%              749           2004
Index Fund: Class A               5.963672            8.053872               35.05%              300           2003
                                  7.353094            5.963672              -18.90%              163           2002
                                  9.630677            7.353094              -23.65%              118           2001
                                 10.000000            9.630677               -3.69%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         11.257809           12.857034               14.21%            1,424           2004
Fund: Class A                     8.922373           11.257809               26.18%              544           2003
                                 10.501570            8.922373              -15.04%              420           2002
                                 11.191916           10.501570               -6.17%              205           2001
                                 10.000000           11.191916               11.92%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.460225           11.914774               13.91%            5,452           2004
Index Fund: Class A               7.898272           10.460225               32.44%            2,332           2003
                                  9.459491            7.898272              -16.50%            1,428           2002
                                  9.773554            9.459491               -3.21%              261           2001
                                 10.000000            9.773554               -2.26%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.343639           10.262598               -0.78%           23,536           2004
Fund: Service Class              10.443276           10.343639               -0.95%           25,133           2003
                                 10.491525           10.443276               -0.46%           16,107           2002
                                 10.297760           10.491525                1.88%            7,958           2001
                                 10.000000           10.297760                2.98%              174          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        8.453140            9.144644                8.18%            3,416           2004
Class D                           6.748557            8.453140               25.26%            1,682           2003
                                  8.263303            6.748557              -18.33%            1,265           2002
                                  9.523220            8.263303              -13.23%              566           2001
                                 10.000000            9.523220               -4.77%              228          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           7.412514            8.057114                8.70%           26,705           2004
Fund: Service Class               5.885925            7.412514               25.94%           13,646           2003
                                  7.723817            5.885925              -23.80%           12,044           2002
                                  8.940568            7.723817              -13.61%            3,611           2001
                                 10.000000            8.940568              -10.59%              668          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.423314           14.158529               23.94%            2,698           2004
Class A                           7.831264           11.423314               45.87%            1,269           2003
                                  9.756098            7.831264              -19.73%              891           2002
                                 10.090883            9.756098               -3.32%              146           2001
                                 10.000000           10.090883                0.91%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.588823           12.288591               16.05%            2,141           2004
Fund: Class A                     7.387440           10.588823               43.34%              954           2003
                                  9.481590            7.387440              -22.09%              839           2002
                                  9.463689            9.481590                0.19%              277           2001
                                 10.000000            9.463689               -5.36%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   12.220130           13.657292               11.76%            2,139           2004
Opportunities Fund: Class A       9.071142           12.220130               34.71%              958           2003
                                 10.748517            9.071142              -15.61%              480           2002
                                 10.709688           10.748517                0.36%              208           2001
                                 10.000000           10.709688                7.10%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

----------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.766765           10.442464                6.92%            1,477           2004
Insurance Trust - J.P.            8.369251            9.766765               16.70%              295           2003
Morgan GVIT Balanced Fund:        9.684942            8.369251              -13.58%                0           2002
Class I                          10.000000            9.684942               -3.15%                0          2001*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.478675           10.127421                6.84%           11,982           2004
Fund: I Shares                    8.436499            9.478675               12.35%            9,263           2003
                                  9.162562            8.436499               -7.92%            7,799           2002
                                  9.771288            9.162562               -6.23%            1,234           2001
                                 10.000000            9.771288               -2.29%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.606960            7.803777               18.11%            1,092           2004
International Growth Fund:        4.974186            6.606960               32.82%              489           2003
I Shares                          6.786184            4.974186              -26.70%              271           2002
                                  8.918728            6.786184              -23.91%               77           2001
                                 10.000000            8.918728              -10.81%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.060967            6.255792                3.21%           17,291           2004
Fund: I Shares                    5.006864            6.060967               21.05%           18,785           2003
                                  6.865837            5.006864              -27.08%           15,457           2002
                                  8.828146            6.865837              -22.23%            9,448           2001
                                 10.000000            8.828146              -11.72%            3,130          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        5.367621            5.537706                3.17%           14,559           2004
                                  4.135334            5.367621               29.80%           14,007           2003
                                  5.792910            4.135334              -28.61%           10,141           2002
                                  7.955688            5.792910              -27.19%            7,913           2001
                                 10.000000            7.955688              -20.44%            2,100          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.422663            5.399959               22.10%           18,025           2004
                                  3.581326            4.422663               23.49%           20,088           2003
                                  4.783010            3.581326              -25.12%           16,466           2002
                                  6.856048            4.783010              -30.24%           15,630           2001
                                 10.000000            6.856048              -31.44%            2,998          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.323440            5.536695                4.01%              978           2004
                                  4.347960            5.323440               22.44%              978           2003
                                  5.963384            4.347960              -27.09%              978           2002
                                  7.846884            5.963384              -24.00%            1,329           2001
                                 10.000000            7.846884              -21.53%            1,144          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 13.765910           15.587418               13.23%              941           2004
Portfolio: Open Shares           10.080904           13.765910               36.55%              892           2003
                                 12.448098           10.080904              -19.02%            1,886           2002
                                 10.733803           12.448098               15.97%              101           2001
                                 10.000000           10.733803                7.34%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         16.190821           18.936392               16.96%           11,608           2004
Fund: Trust Class                12.478777           16.190821               29.75%            5,646           2003
                                 13.053256           12.478777               -4.40%            2,895           2002
                                 11.818605           13.053256               10.45%            1,527           2001
                                 10.000000           11.818605               18.19%              437          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.780589           10.032231               14.25%            4,326           2004
Fund: Trust Class                 6.599329            8.780589               33.05%            4,019           2003
                                  9.037969            6.599329              -26.98%            1,590           2002
                                  9.351959            9.037969               -3.36%              659           2001
                                 10.000000            9.351959               -6.48%              217          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.552160           11.204311               17.30%              873           2004
Fund: Trust Class                 7.144661            9.552160               33.70%              619           2003
                                  9.654616            7.144661              -26.00%              726           2002
                                 10.126269            9.654616               -4.66%              704           2001
                                 10.000000           10.126269                1.26%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.275158               12.75%                0          2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.251992            7.608315                4.91%           14,237           2004
Appreciation Fund: Class A        5.684252            7.251992               27.58%            8,202           2003
                                  7.821894            5.684252              -27.33%            5,466           2002
                                  9.091985            7.821864              -13.97%            3,332           2001
                                 10.000000            9.091985               -9.08%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.206497           12.061093                7.63%              282           2004
Income Fund: Class A             10.000000           11.206497               12.06%               23          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          8.892350           10.399712               16.95%            9,916           2004
Class A                           6.306488            8.892350               41.00%           11,076           2003
                                  8.251822            6.306488              -23.57%            9,794           2002
                                  9.494192            8.251822              -13.09%            5,802           2001
                                 10.000000            9.494192               -5.06%            2,819          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.535852           13.542123                8.03%            3,744           2004
Income Fund: Class A             10.636303           12.535852               17.86%            1,272           2003
                                 10.101298           10.636303                5.30%              564           2002
                                  9.897617           10.101298                2.06%              236           2001
                                 10.000000            9.897617               -1.02%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.530336               15.30%           10,994          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         12.520319           12.911468                3.12%           16,096           2004
Class A                          12.092198           12.520319                3.54%           11,449           2003
                                 11.191014           12.092198                8.05%            6,478           2002
                                 10.421817           11.191014                7.38%              798           2001
                                 10.000000           10.421817                4.22%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.643169           14.482681               14.55%              259           2004
Equity Fund: Class A             10.000000           12.643169               26.43%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.731134           12.115412                3.28%                0           2004
A                                10.000000           11.731134               17.31%               26          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common            10.091907           10.936020                8.36%           11,248           2004
Stock Fund: Class Z               7.383083           10.091907               36.69%            9,022           2003
                                  9.279248            7.383083              -20.43%            6,647           2002
                                  9.579686            9.279248               -3.14%            3,733           2001
                                 10.000000            9.579686               -4.20%              561          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.275210            4.988811               16.69%            7,199           2004
Growth Fund: Class Z              3.231230            4.275210               32.31%            3,017           2003
                                  5.265101            3.231230              -38.63%              313           2002
                                  7.728062            5.265101              -31.87%              168           2001
                                 10.000000            7.728062              -22.72%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.919127           11.003646               10.93%              314          2004
Investor Class                   10.000000            9.919127               -0.81%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.485293            6.958784                7.30%            1,940           2004
Fund: Investor Class              5.288064            6.485293               22.64%            1,771           2003
                                  6.864646            5.288064              -22.97%            1,370           2002
                                  8.714916            6.864646              -21.23%            1,008           2001
                                 10.000000            8.714916              -12.85%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          10.973038           12.775753               16.43%            5,056           2004
Class A                           8.531093           10.973038               28.62%            6,133           2003
                                  9.475781            8.531093               -9.97%            4.130           2002
                                 10.443442            9.475781               -9.27%            1,670           2001
                                 10.000000           10.443442                4.43%              117          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.382258           13.903860               12.29%            3,595           2004
Income Fund: Class A             10.000000           12.382258               23.82%              804          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.257017           14.619253               19.27%              617           2004
Fund: Class A                    10.000000           12.257017               22.57%                9          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.725848           17.140975               34.69%            4,133           2004
Securities Fund: Class A         10.000000           12.725848               27.26%              354          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.195619           13.612574               11.62%            1,080           2004
Small Cap Fund: Class A          10.000000           12.195619               21.96%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                   Additional Contract Options Elected (Total
           1.50%) (Variable account charges of 1.50% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                5.095399            5.618256               10.26%            4,623          2004
Investor Class                    3.741024            5.095399               36.20%            3,870          2003
                                  5.675844            3.741024              -34.09%            3,259          2002
                                  8.587266            5.675844              -33.90%            1,636          2001
                                 10.000000            8.587266              -14.13%              438          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          6.093173            6.784407               11.34%            2,294          2004
Fund: Investor Class              4.633810            6.093173               31.49%            2,192          2003
                                  6.856345            4.633810              -32.42%            1,968          2002
                                  8.802488            6.856345              -22.11%              474          2001
                                 10.000000            8.802488              -11.98%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.461567            9.668770                2.19%              396          2004
Investor Class                    8.251159            9.461567               14.67%              396          2003
                                  9.567547            8.251159              -13.76%              396          2002
                                  9.805138            9.567547               -2.42%                0          2001
                                 10.000000            9.805138               -1.95%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          5.697680            6.168243                8.26%            1,732           2004
Investor Class                    4.649393            5.697680               22.55%              941           2003
                                  6.389818            4.649393              -27.24%              435           2002
                                  7.976922            6.389818              -19.90%               87           2001
                                 10.000000            7.976922              -20.23%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         8.086103            8.977426               11.02%            3,171           2004
Growth: Advisor Class             6.347409            8.086103               27.39%            2,231           2003
                                  8.015252            6.347409              -20.81%            1,944           2002
                                  8.906998            8.015252              -10.01%            1,264           2001
                                 10.000000            8.906998              -10.93%              681          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  6.094402            6.905858               13.31%              749           2004
International Growth:             4.945354            6.094402               23.23%              748           2003
Advisor Class                     6.235181            4.945354              -20.69%              748           2002
                                  8.671954            6.235181              -28.10%              402           2001
                                 10.000000            8.671954              -13.28%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           11.477926           11.380278               -0.85%              207           2004
Term Government: Investor        11.524226           11.477926               -0.40%               74           2003
Class                            11.117502           11.524226                3.66%               31           2002
                                 10.534339           11.117502                5.54%               93           2001
                                 10.000000           10.534339                5.34%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           6.299038            6.868113                9.03%            1,868           2004
Investor Class                    5.082284            6.299038               23.94%            1,743           2003
                                  6.713812            5.082284              -24.30%            1,678           2002
                                  7.983407            6.713812              -15.90%              899           2001
                                 10.000000            7.983407              -20.17%              247          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.247161               12.47%                3          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.468670            8.806327                3.99%            3,423           2004
Inc.                              7.141550            8.468670               18.58%            1,596           2003
                                  8.750643            7.141550              -18.39%            1,368           2002
                                  9.954789            8.750643              -12.10%              194           2001
                                 10.000000            9.954789               -0.45%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.837785           11.069230               12.52%                0           2004
Fund                              7.160353            9.837785               37.39%                0           2003
                                  9.105357            7.160353              -21.36%                0           2002
                                 10.261913            9.105357              -11.27%                0           2001
                                 10.000000           10.261913                2.62%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.127340                1.27%              389          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.587893            5.830315                4.34%              114           2004
Century Fund, Inc.: Class Z       4.506827            5.587893               23.99%                7           2003
                                  6.478513            4.506827              -30.43%                0           2002
                                  8.623059            6.478513              -24.87%                0           2001
                                 10.000000            8.623059              -13.77%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       12.882969           13.550248                5.18%                0           2004
F                                11.587676           12.882969               11.18%                0           2003
                                 11.001847           11.587676                5.32%                0           2002
                                 10.408109           11.001847                5.70%                0           2001
                                 10.000000           10.408109                4.08%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.344705            8.173077               11.28%               54           2004
Fund: Class F                     6.016211            7.344705               22.08%               54           2003
                                  7.580293            6.016211              -20.63%              277           2002
                                  8.677258            7.580293              -12.64%               25           2001
                                 10.000000            8.677258              -13.23%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       10.625574           11.683450                9.96%              562           2004
                                  8.783263           10.625574               20.98%              362           2003
                                  8.911602            8.783263               -1.44%              298           2002
                                  9.221921            8.911602               -3.37%                0           2001
                                 10.000000            9.221921               -7.78%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           12.269038           12.474290                1.67%              124           2004
Corporate Bond Fund:             11.746484           12.269038                4.45%               15           2003
Institutional Service            10.949696           11.746484                7.28%                0           2002
Shares                           10.352982           10.949696                5.76%                0           2001
                                 10.000000           10.352982                3.53%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.591347            9.937839                3.61%            1,186           2004
Fund: Class A                     8.260903            9.591347               16.11%            1,402           2003
                                  9.195805            8.260903              -10.17%            1,284           2002
                                  9.500347            9.195805               -3.21%               31           2001
                                 10.000000            9.500347               -5.00%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           6.307195            6.389396                1.30%            1,053           2004
Growth Fund: Class A              4.848254            6.307195               30.09%            1,573           2003
                                  7.085291            4.848254              -31.57%            1,013           2002
                                  8.766760            7.085291              -19.18%                0           2001
                                 10.000000            8.766760              -12.33%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          11.297122           12.476448               10.44%            3,721           2004
Income Fund: Class A              8.907850           11.297122               26.82%            3,070           2003
                                 10.703022            8.907850              -16.77%            2,370           2002
                                 11.112437           10.703022               -3.68%              270           2001
                                 10.000000           11.112437               11.12%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.887564            7.264838                5.48%            2,060           2004
Opportunities Fund: Class A       5.404001            6.887564               27.45%            1,347           2003
                                  7.064476            5.404001              -23.50%              970           2002
                                  8.440262            7.064476              -16.30%               59           2001
                                 10.000000            8.440262              -15.60%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            11.743589           13.285869               13.13%              468           2004
Income Advantage Fund:            8.300627           11.743589               41.48%              468           2003
Class T                           8.780732            8.300627               -5.47%              468           2002
                                  9.021948            8.780732               -2.67%                0           2001
                                 10.000000            9.021948               -9.78%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         8.064465            8.976303               11.31%                2           2004
Fund: Class A                     5.673125            8.064465               42.15%               26           2003
                                  7.211514            5.673125              -21.33%                0           2002
                                  9.167524            7.211514              -21.34%                0           2001
                                 10.000000            9.167524               -8.32%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           11.021859               10.22%              107          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        14.641209           18.071134               24.43%              865           2004
Sheet Investment Fund:           11.471045           14.641209               27.64%              527           2003
Class A                          12.384341           11.471045               -7.37%              459           2002
                                 10.682989           12.384341               15.93%              395           2001
                                 10.000000           10.682989                6.83%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           12.480602           13.952614               11.79%            2,685           2004
Fund, Inc. - Mutual Shares       10.041519           12.480602               24.29%            1,713           2003
Fund: Class A                    11.480048           10.041519              -12.53%            1,257           2002
                                 11.002521           11.480048                4.34%              148           2001
                                 10.000000           11.002521               10.03%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.265315            6.975979               11.34%            4,836           2004
Growth Fund: Class A              4.619942            6.265315               35.61%            3,738           2003
                                  6.660671            4.619942              -30.64%            2,421           2002
                                  8.509855            6.660671              -21.73%                3           2001
                                 10.000000            8.509855              -14.90%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.509431               15.09%              355          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      12.897062           13.316974                3.26%               35           2004
                                 12.307181           12.897062                4.79%               33           2003
                                 11.434837           12.307181                7.63%                1           2002
                                 10.569405           11.434837                8.19%                1           2001
                                 10.000000           10.569405                5.69%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        12.131994           12.396020                2.18%               50           2004
Class A                          11.937628           12.131994                1.63%                0           2003
                                 11.072601           11.937628                7.81%                0           2002
                                 10.491816           11.072601                5.54%                0           2001
                                 10.000000           10.491816                4.92%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.776149           13.015708                1.88%              280           2004
Fund: Class D                    12.729200           12.776149                0.37%              115           2003
                                 11.644459           12.729200                9.32%               23           2002
                                 10.946692           11.644459                6.37%                0           2001
                                 10.000000           10.946692                9.47%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.172277           10.800641                6.18%                0           2004
Class A                          10.000000           10.172277                1.72%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             4.805072            5.116963                6.49%                0           2004
Class D                           3.667124            4.805072               31.03%                0           2003
                                  5.221904            3.667124              -29.77%                0           2002
                                  7.342041            5.221904              -28.88%                0           2001
                                 10.000000            7.342041              -26.58%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.587934           10.926636                3.20%              254           2004
Destinations Conservative         9.985311           10.587934                6.04%               13           2003
Fund: Service Class              10.084987            9.985311               -0.99%                0           2002
                                 10.025650           10.084987                0.59%                0           2001
                                 10.000000           10.025650                0.26%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
----------------------------
Gartmore GMF Investor            10.170334           10.725207                5.46%            1,222           2004
Destinations Moderately           9.094580           10.170334               11.83%               13           2003
Conservative Fund: Service        9.641866            9.094580               -5.68%                0           2002
Class                             9.904723            9.641866               -2.65%              141           2001
                                 10.000000            9.904723               -0.95%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.585234           10.330556                7.78%           13,540           2004
Destinations Moderate             8.129015            9.585234               17.91%               20           2003
Fund: Service Class               9.124476            8.129015              -10.91%               20           2002
                                  9.726076            9.124476               -6.19%                0           2001
                                 10.000000            9.726076               -2.74%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.034979            9.976000               10.42%           12,274           2004
Destinations Moderately           7.261770            9.034979               24.42%            2,568           2003
Aggressive Fund: Service          8.616194            7.261770              -15.72%            2,050           2002
Class                             9.590647            8.616194              -10.16%                0           2001
                                 10.000000            9.590647               -4.09%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.595498            9.652265               12.29%            1,059           2004
Destinations Aggressive           6.626215            8.595498               29.72%              351           2003
Fund: Class A                     8.244175            6.626215              -19.63%              306           2002
                                  9.452550            8.244175              -12.78%                0           2001
                                 10.000000            9.452550               -5.47%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            8.040601            9.435676               17.35%                9           2004
Index Fund: Class A               5.956866            8.040601               34.98%                0           2003
                                  7.348440            5.956866              -18.94%                0           2002
                                  9.629504            7.348440              -23.69%                0           2001
                                 10.000000            9.629504               -3.70%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         11.236877           12.826632               14.15%              513           2004
Fund: Class A                     8.910299           11.236877               26.11%              511           2003
                                 10.492689            8.910299              -15.08%              471           2002
                                 11.188163           10.492689               -6.22%              236           2001
                                 10.000000           11.188163               11.88%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.443012           11.889131               13.85%              813           2004
Index Fund: Class A               7.889264           10.443012               32.37%              582           2003
                                  9.453502            7.889264              -16.55%                0           2002
                                  9.772361            9.453502               -3.26%                0           2001
                                 10.000000            9.772361               -2.28%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.324366           10.238278               -0.83%            3,461           2004
Fund: Service Class              10.429108           10.324366               -1.00%            2,844           2003
                                 10.482610           10.429108               -0.51%            1,150           2002
                                 10.294260           10.482610                1.83%            2,111           2001
                                 10.000000           10.294260                2.94%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        8.437406            9.122997                8.13%               68           2004
Class D                           6.739416            8.437406               25.19%               22           2003
                                  8.256316            6.739416              -18.37%               22           2002
                                  9.520033            8.256316              -13.27%                0           2001
                                 10.000000            9.520033               -4.80%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           7.398733            8.038054                8.64%            5,650           2004
Fund: Service Class               5.877957            7.398733               25.87%            3,471           2003
                                  7.717283            5.877957              -23.83%            3,032           2002
                                  8.937573            7.717283              -13.65%            1,442           2001
                                 10.000000            8.937573              -10.62%              670          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.402100           14.125058               23.88%               64           2004
Class A                           7.820677           11.402100               45.79%                5           2003
                                  9.747853            7.820677              -19.77%                0           2002
                                 10.087507            9.747853               -3.37%                0           2001
                                 10.000000           10.087507                0.88%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.571415           12.262167               15.99%              681           2004
Fund: Class A                     7.379022           10.571415               43.26%              578           2003
                                  9.475598            7.379022              -22.13%              323           2002
                                  9.462540            9.475598                0.14%               16           2001
                                 10.000000            9.462540               -5.37%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   12.200044           13.627935               11.70%              218          2004
Opportunities Fund: Class A       9.060817           12.200044               34.65%              172          2003
                                 10.741736            9.060817              -15.65%              172          2002
                                 10.708390           10.741736                0.31%               44          2001
                                 10.000000           10.708390                7.08%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

----------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.754779           10.424349                6.86%               39          2004
Insurance Trust - J.P.            8.363217            9.754779               16.64%               39          2003
Morgan GVIT Balanced Fund:        9.682886            8.363217              -13.63%               39          2002
Class I                          10.000000            9.682886               -3.17%                0          2001*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.463082           10.105627                6.79%            1,519          2004
Fund: I Shares                    8.426889            9.463082               12.30%            1,465          2003
                                  9.156766            8.426889               -7.97%            1,684          2002
                                  9.770095            9.156766               -6.28%              109          2001
                                 10.000000            9.770095               -2.30%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.596067            7.786955               18.05%               14          2004
International Growth Fund:        4.968510            6.596067               32.76%                6          2003
I Shares                          6.781885            4.968510              -26.74%                0          2002
                                  8.917641            6.781885              -23.95%                0          2001
                                 10.000000            8.917641              -10.82%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.050978            6.242328                3.16%              333          2004
Fund: I Shares                    5.001147            6.050978               20.99%              661          2003
                                  6.861490            5.001147              -27.11%              804          2002
                                  8.827073            6.861490              -22.27%              739          2001
                                 10.000000            8.827073              -11.73%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        5.357641            5.524607                3.12%            2,005          2004
                                  4.129733            5.357641               29.73%            1,198          2003
                                  5.788008            4.129733              -28.65%              924          2002
                                  7.953018            5.788008              -27.22%              865          2001
                                 10.000000            7.953018              -20.47%              443          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.414435            5.387185               22.04%            1,984          2004
                                  3.576470            4.414435               23.43%            2,330          2003
                                  4.778957            3.576470              -25.16%            2,840          2002
                                  6.853752            4.778957              -30.27%            2,629          2001
                                 10.000000            6.853752              -31.46%              506          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.313533            5.523587                3.95%              440          2004
                                  4.342071            5.313533               22.37%              440          2003
                                  5.958337            4.342071              -27.13%              440          2002
                                  7.844244            5.958337              -24.04%              440          2001
                                 10.000000            7.844244              -21.56%              440          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 13.740332           15.550563               13.17%              214           2004
Portfolio: Open Shares           10.067278           13.740332               36.49%              214           2003
                                 12.437583           10.067278              -19.06%              234           2002
                                 10.730212           12.437583               15.91%                0           2001
                                 10.000000           10.730212                7.30%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         16.160740           18.891619               16.90%            1,393           2004
Fund: Trust Class                12.461902           16.160740               29.68%              512           2003
                                 13.042221           12.461902               -4.45%              374           2002
                                 11.814635           13.042221               10.39%               61           2001
                                 10.000000           11.814635               18.15%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.764272           10.008517               14.20%               50           2004
Fund: Trust Class                 6.590402            8.764272               32.99%               50           2003
                                  9.030327            6.590402              -27.02%               50           2002
                                  9.348824            9.030327               -3.41%               26           2001
                                 10.000000            9.348824               -6.51%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.534407           11.177812               17.24%               35           2004
Fund: Trust Class                 7.134997            9.534407               33.63%                0           2003
                                  9.646461            7.134994              -26.04%                0           2002
                                 10.122886            9.646461               -4.71%                0           2001
                                 10.000000           10.122886                1.23%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.271378               12.71%                0          2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.240038            7.591916                4.86%            4,339           2004
Appreciation Fund: Class A        5.677765            7.240038               27.52%            2,756           2003
                                  7.816946            5.677765              -27.37%            1,775           2002
                                  9.090872            7.816946              -14.01%              153           2001
                                 10.000000            9.090872               -9.09%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.202678           12.050867                7.57%                0           2004
Income Fund: Class A             10.000000           11.202678               12.03%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          8.875789           10.375080               16.89%            3,120           2004
Class A                           6.297940            8.875789               40.93%            3,050           2003
                                  8.244826            6.297940              -23.61%            1,264           2002
                                  9.491003            8.244826              -13.13%              671           2001
                                 10.000000            9.491003               -5.09%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.515222           13.512976                7.97%                0           2004
Income Fund: Class A             10.624187           12.515222               17.80%                0           2003
                                 10.094915           10.624187                5.24%                0           2002
                                  9.896413           10.094915                2.01%                0           2001
                                 10.000000            9.896413               -1.04%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.526477               15.26%              358          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         12.499670           12.883636                3.07%           11,685           2004
Class A                          12.078384           12.499670                3.49%            7,845           2003
                                 11.183903           12.078354                8.00%            4,863           2002
                                 10.420509           11.183903                7.33%              123           2001
                                 10.000000           10.420509                4.21%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.638886           14.470440               14.49%                6           2004
Equity Fund: Class A             10.000000           12.638886               26.39%               49          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.727158           12.105161                3.22%                0           2004
A                                10.000000           11.727158               17.27%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common            10.073122           10.910127                8.31%            1,509           2004
Stock Fund: Class Z               7.373079           10.073122               36.62%            1,090           2003
                                  9.271389            7.373079              -20.47%            1,122           2002
                                  9.576473            9.271389               -3.19%              138           2001
                                 10.000000            9.576473               -4.24%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.268147            4.978047               16.63%              329           2004
Growth Fund: Class Z              3.227526            4.268147               32.24%               60           2003
                                  5.261754            3.227526              -38.66%                0           2002
                                  7.727109            5.261754              -31.91%                0           2001
                                 10.000000            7.727109              -22.73%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.918325           10.997170               10.88%                0          2004
Investor Class                   10.000000            9.918325               -0.82%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.474624            6.943802                7.25%               22           2004
Fund: Investor Class              5.282034            6.474624               22.58%                6           2003
                                  6.860301            5.282034              -23.01%                0           2002
                                  8.713852            6.860301              -21.27%                0           2001
                                 10.000000            8.713852              -12.86%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          10.952662           12.745556               16.37%              555           2004
Class A                           8.519550           10.952662               28.56%              384           2003
                                  9.467765            8.519550              -10.02%               94           2002
                                 10.439940            9.467765               -9.31%                0           2001
                                 10.000000           10.439940                4.40%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.378070           13.892110               12.23%               35           2004
Income Fund: Class A             10.000000           12.378070               23.78%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.252862           14.606884               19.21%                0           2004
Fund: Class A                    10.000000           12.252862               22.53%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.721536           17.126492               34.63%              911           2004
Securities Fund: Class A         10.000000           12.721536               27.22%               48          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.191484           13.601053               11.56%                0           2004
Small Cap Fund: Class A          10.000000           12.191484               21.91%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                   Additional Contract Options Elected (Total
           1.55%) (Variable account charges of 1.55% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                5.085916            5.604954               10.21%            1,087           2004
Investor Class                    3.735960            5.085916               36.13%            1,802           2003
                                  5.671035            3.735960              -34.12%            1,581           2002
                                  8.584369            5.671035              -33.94%            1,234           2001
                                 10.000000            8.584369              -14.16%               48          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          6.081838            6.768353               11.29%              326           2004
Fund: Investor Class              4.627524            6.081838               31.43%              834           2003
                                  6.850528            4.627524              -32.45%              797           2002
                                  8.799529            6.850528              -22.15%              636           2001
                                 10.000000            8.799529              -12.00%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.443953            9.645882                2.14%              191           2004
Investor Class                    8.239981            9.443953               14.61%              191           2003
                                  9.559439            8.239981              -13.80%              191           2002
                                  9.801844            9.559439               -2.47%              191           2001
                                 10.000000            9.801844               -1.98%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          5.687082            6.153650                8.20%                0           2004
Investor Class                    4.643095            5.687082               22.48%              517           2003
                                  6.384404            4.643095              -27.27%              538           2002
                                  7.974245            6.384404              -19.94%              538           2001
                                 10.000000            7.974245              -20.26%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         8.071046            8.956159               10.97%            1,306           2004
Growth: Advisor Class             6.338797            8.071046               27.33%            1,327           2003
                                  8.008468            6.338797              -20.85%            1,178           2002
                                  8.904009            8.008468              -10.06%            6,701           2001
                                 10.000000            8.904009              -10.96%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  6.083064            6.889521               13.26%                0           2004
International Growth:             4.938653            6.083064               23.17%                0           2003
Advisor Class                     6.229902            4.938653              -20.73%                0           2002
                                  8.669053            6.229902              -28.14%                0           2001
                                 10.000000            8.669053              -13.31%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           11.456588           11.353363               -0.90%                0           2004
Term Government: Investor        11.508633           11.456588               -0.45%                0           2003
Class                            11.108093           11.508633                3.61%                0           2002
                                 10.530808           11.108093                5.48%                0           2001
                                 10.000000           10.530808                5.31%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           6.287329            6.851861                8.98%              287           2004
Investor Class                    5.075401            6.287329               23.88%              313           2003
                                  6.708123            5.075401              -24.34%              280           2002
                                  7.980721            6.708123              -15.95%              190           2001
                                 10.000000            7.980721              -20.19%               57          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.243385               12.43%                0          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.452922            8.785486                3.93%           14,702           2004
Inc.                              7.131882            8.452922               18.52%               45           2003
                                  8.743233            7.131882              -18.43%               23           2002
                                  9.951442            8.743233              -12.14%               23           2001
                                 10.000000            9.951442               -0.49%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.819482           11.043038               12.46%                0           2004
Fund                              7.150654            9.819482               37.32%                0           2003
                                  9.097640            7.150654              -21.40%                0           2002
                                 10.258464            9.097640              -11.32%                0           2001
                                 10.000000           10.258464                2.58%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.127145                1.27%                0          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.577516            5.816534                4.29%                0           2004
Century Fund, Inc.: Class Z       4.500731            5.577516               23.92%                0           2003
                                  6.473029            4.500731              -30.47%                0           2002
                                  8.620170            6.473029              -24.91%                0           2001
                                 10.000000            8.620170              -13.80%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       12.858992           13.518156                5.13%                0           2004
F                                11.571984           12.858992               11.12%              289           2003
                                 10.992539           11.571984                5.27%              289           2002
                                 10.404603           10.992539                5.65%              289           2001
                                 10.000000           10.404603                4.05%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.332610            8.155490               11.22%                0           2004
Fund: Class F                     6.009344            7.332610               22.02%                0           2003
                                  7.575494            6.009344              -20.67%                0           2002
                                  8.676199            7.575494              -12.69%                0           2001
                                 10.000000            8.676199              -13.24%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       10.605771           11.655757                9.90%                0          2004
                                  8.771345           10.605771               20.91%                0          2003
                                  8.904030            8.771345               -1.49%                0          2002
                                  9.218789            8.904030               -3.41%                0          2001
                                 10.000000            9.218789               -7.81%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           12.248790           12.447381                1.62%                0          2004
Corporate Bond Fund:             11.733052           12.248790                4.40%                0          2003
Institutional Service            10.942730           11.733052                7.22%                0          2002
Shares                           10.351679           10.942730                5.71%                0          2001
                                 10.000000           10.351679                3.52%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.573502            9.914299                3.56%                0          2004
Fund: Class A                     8.249713            9.573502               16.05%                0          2003
                                  9.188013            8.249713              -10.21%                0          2002
                                  9.497154            9.188013               -3.26%                0          2001
                                 10.000000            9.497154               -5.03%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           6.296797            6.375624                1.25%                0          2004
Growth Fund: Class A              4.842719            6.296797               30.03%                0          2003
                                  7.080789            4.842719              -31.61%                0          2002
                                  8.765685            7.080789              -19.22%                0          2001
                                 10.000000            8.765685              -12.34%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          11.276130           12.446949               10.38%           10,472          2004
Income Fund: Class A              8.895791           11.276130               26.76%           10,140          2003
                                 10.693967            8.895791              -16.81%           16,776          2002
                                 11.108706           10.693967               -3.73%                0          2001
                                 10.000000           11.108706               11.09%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.874721            7.247613                5.42%                0          2004
Opportunities Fund: Class A       5.396663            6.874721               27.39%                0          2003
                                  7.058486            5.396663              -23.54%                0          2002
                                  8.437434            7.058486              -16.34%                0          2001
                                 10.000000            8.437434              -15.63%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            11.721742           13.254425               13.08%                0          2004
Income Advantage Fund:            8.289397           11.721742               41.41%                0          2003
Class T                           8.773314            8.289397               -5.52%                0          2002
                                  9.018930            8.773314               -2.72%                0          2001
                                 10.000000            9.018930               -9.81%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         8.051184            8.956982               11.25%                0          2004
Fund: Class A                     5.666648            8.051184               42.08%                0          2003
                                  7.206949            5.666648              -21.37%                0          2002
                                  9.166403            7.206949              -21.38%                0          2001
                                 10.000000            9.166403               -8.34%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           11.018158               10.18%                0          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        14.617108           18.032233               23.36%              219          2004
Sheet Investment Fund:           11.457969           14.617108               27.57%               68          2003
Class A                          12.376509           11.457969               -7.42%                0          2002
                                 10.681689           12.376509               15.87%                0          2001
                                 10.000000           10.681689                6.82%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           12.457382           13.919600               11.74%              437          2004
Fund, Inc. - Mutual Shares       10.027932           12.457382               24.23%              823          2003
Fund: Class A                    11.470342           10.027932              -12.58%              743          2002
                                 10.998835           11.470342                4.29%            4,717          2001
                                 10.000000           10.998835                9.99%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.253631            6.959428               11.29%              317          2004
Growth Fund: Class A              4.613672            6.253631               35.55%              317          2003
                                  6.655025            4.613672              -30.67%              317          2002
                                  8.506987            6.655025              -21.77%              368          2001
                                 10.000000            8.506987              -14.93%               51          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.505560               15.06%                0          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      12.873024           13.285404                3.20%                0           2004
                                 12.290480           12.873024                4.74%                0           2003
                                 11.425118           12.290480                7.57%                0           2002
                                 10.565815           11.425118                8.13%            3,908           2001
                                 10.000000           10.565815                5.66%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        12.111967           13.369275                2.12%                0           2004
Class A                          11.923976           12.111967                1.58%                0           2003
                                 11.065554           11.923976                7.76%                0           2002
                                 10.490495           11.065554                5.48%                0           2001
                                 10.000000           10.490495                4.90%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.752395           12.984911                1.82%                0           2004
Fund: Class D                    12.711983           12.752395                0.32%                0           2003
                                 11.634611           12.711983                9.26%                0           2002
                                 10.943018           11.634611                6.32%            2,554           2001
                                 10.000000           10.943018                9.43%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.172110           10.794982                6.12%                0           2004
Class A                          10.000000           10.172110                1.72%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             4.796124            5.104844                6.44%                0           2004
Class D                           3.662153            4.796124               30.96%                0           2003
                                  5.217481            3.662153              -29.81%                0           2002
                                  7.339564            5.217481              -28.91%                0           2001
                                 10.000000            7.339564              -26.60%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.570495           10.903109                3.15%              315           2004
Destinations Conservative         9.973931           10.570495                5.98%                0           2003
Fund: Service Class              10.078614            9.973931               -1.04%                0           2002
                                 10.024428           10.078614                0.54%                0           2001
                                 10.000000           10.024428                0.24%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.153593           10.702119                5.40%                0           2004
Destinations Moderately           9.084209           10.153593               11.77%                0           2003
Conservative Fund: Service        9.635762            9.084209               -5.72%                0           2002
Class                             9.903513            9.635762               -2.70%                0           2001
                                 10.000000            9.903513               -0.96%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.569437           10.308298                7.72%            9,099           2004
Destinations Moderate             8.119740            9.569437               17.85%            9,099           2003
Fund: Service Class               9.118707            8.119740              -10.96%                0           2002
                                  9.724887            9.118707               -6.23%                0           2001
                                 10.000000            9.724887               -2.75%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.020108            9.954528               10.36%              348           2004
Destinations Moderately           7.253489            9.020108               24.36%                0           2003
Aggressive Fund: Service          8.610749            7.253489              -15.76%                0           2002
Class                             9.589477            8.610749              -10.21%                0           2001
                                 10.000000            9.589477               -4.11%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.581323            9.631465               12.24%                0           2004
Destinations Aggressive           6.618645            8.581323               29.65%                0           2003
Fund: Class A                     8.238958            6.618645              -19.67%                0           2002
                                  9.451400            8.238958              -12.83%                0           2001
                                 10.000000            9.451400               -5.49%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            8.027351            9.415344               17.29%                0           2004
Index Fund: Class A               5.950064            8.027351               34.91%                0           2003
                                  7.343779            5.950064              -18.98%                0           2002
                                  9.628328            7.343779              -23.73%                0           2001
                                 10.000000            9.628328               -3.72%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         11.215975           12.796268               14.09%                0           2004
Fund: Class A                     8.898237           11.215975               26.05%                0           2003
                                 10.483822            8.898237              -15.12%                0           2002
                                 11.184424           10.483822               -6.26%                0           2001
                                 10.000000           11.184424               11.84%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.425801           11.863511               13.79%                0           2004
Index Fund: Class A               7.880259           10.425801               32.30%                0           2003
                                  9.447508            7.880259              -16.59%                0           2002
                                  9.771169            9.447508               -3.31%                0           2001
                                 10.000000            9.771169               -2.29%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.305119           10.214004               -0.88%                0           2004
Fund: Service Class              10.414954           10.305119               -1.05%                0           2003
                                 10.473701           10.414954               -0.56%                0           2002
                                 10.290763           10.473701                1.78%              270           2001
                                 10.000000           10.290763                2.91%              270          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        8.421737            9.101444                8.07%                0           2004
Class D                           6.730314            8.421737               25.13%                0           2003
                                  8.249337            6.730314              -18.41%                0           2002
                                  9.516839            8.249337              -13.32%            5,463           2001
                                 10.000000            9.516839               -4.83%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           7.384953            8.019005                8.59%              448           2004
Fund: Service Class               5.869992            7.384953               25.81%              995           2003
                                  7.710746            5.869992              -23.87%              896           2002
                                  8.934577            7.710746              -13.70%              641           2001
                                 10.000000            8.934577              -10.65%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.380873           14.091620               23.82%                0           2004
Class A                           7.810075           11.380873               45.72%                0           2003
                                  9.739600            7.810075              -19.81%                0           2002
                                 10.084117            9.739600               -3.42%                0           2001
                                 10.000000           10.084117                0.84%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.553971           12.235734               15.93%                0           2004
Fund: Class A                     7.370586           10.553971               43.19%                0           2003
                                  9.469587            7.370586              -22.17%                0           2002
                                  9.461381            9.469587                0.09%                0           2001
                                 10.000000            9.461381               -5.39%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   12.179914           13.598541               11.65%                0           2004
Opportunities Fund: Class A       9.050463           12.179914               34.58%                0           2003
                                 10.734921            9.050463              -15.69%                0           2002
                                 10.707077           10.734921                0.26%                0           2001
                                 10.000000           10.707077                7.07%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

----------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.742815           10.406289                6.81%                0           2004
Insurance Trust - J.P.            8.357202            9.742815               16.58%                0           2003
Morgan GVIT Balanced Fund:        9.680844            8.357202              -13.67%                0           2002
Class I                          10.000000            9.680844               -3.19%                0          2001*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.447494           10.083861                6.74%                0           2004
Fund: I Shares                    8.417288            9.447494               12.24%                0           2003
                                  9.150980            8.417288               -8.02%                0           2002
                                  9.768904            9.150980               -6.33%                0           2001
                                 10.000000            9.768904               -2.31%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.585190            7.770171               17.99%                0           2004
International Growth Fund:        4.962832            6.585190               32.69%                0           2003
I Shares                          6.777588            4.962832              -26.78%                0           2002
                                  8.916553            6.777588              -23.99%                0           2001
                                 10.000000            8.916553              -10.83%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.041009            6.228875                3.11%               45           2004
Fund: I Shares                    4.995444            6.041009               20.93%              145           2003
                                  6.857150            4.995444              -27.15%               54           2002
                                  8.825992            6.857150              -22.31%               54           2001
                                 10.000000            8.825992              -11.74%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        5.347651            5.511520                3.06%              392           2004
                                  4.124129            5.347651               29.67%              392           2003
                                  5.783098            4.124129              -28.69%              392           2002
                                  7.950346            5.783098              -27.26%              449           2001
                                 10.000000            7.950346              -20.50%               57          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.406199            5.374401               21.97%              441           2004
                                  3.571623            4.406199               23.37%              494           2003
                                  4.774915            3.571623              -25.20%              424           2002
                                  6.851450            4.774915              -30.31%              109           2001
                                 10.000000            6.851450              -31.49%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.303628            5.510491                3.90%                0           2004
                                  4.336180            5.303628               22.31%                0           2003
                                  5.953281            4.336180              -27.16%                0           2002
                                  7.841611            5.953281              -24.08%                0           2001
                                 10.000000            7.841611              -21.58%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 13.714763           15.513754               13.12%                0           2004
Portfolio: Open Shares           10.053642           13.714763               36.42%                0           2003
                                 12.427056           10.053642              -19.10%                0           2002
                                 10.726609           12.427056               15.85%            3,788           2001
                                 10.000000           10.726609                7.27%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         16.130662           18.846903               16.84%              253           2004
Fund: Trust Class                12.445027           16.130662               29.62%            7,647           2003
                                 13.031183           12.445027               -4.50%            1,906           2002
                                 11.810669           13.031183               10.33%              162           2001
                                 10.000000           11.810669               18.11%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.747953            9.984807               14.14%                0           2004
Fund: Trust Class                 6.581467            8.747953               32.92%              358           2003
                                  9.022676            6.581467              -27.06%              358           2002
                                  9.345687            9.022676               -3.46%              358           2001
                                 10.000000            9.345687               -6.54%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.516665           11.151354               17.18%                0           2004
Fund: Trust Class                 7.125328            9.516665               33.56%                0           2003
                                  9.638289            7.125328              -26.07%                0           2002
                                 10.119482            9.638289               -4.76%                0           2001
                                 10.000000           10.119482                1.19%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.267604               12.68%                0          2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.228112            7.575562                4.81%                0           2004
Appreciation Fund: Class A        7.228112            7.228112               27.45%                0           2003
                                  5.671288            5.671288              -27.40%                0           2002
                                  7.811994            7.811994              -14.06%                0           2001
                                  9.089764            9.089764               -9.10%                0          2000*
                                 10.000000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.198863           12.040647                7.52%                0           2004
Income Fund: Class A             10.000000           11.198863               11.99%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          8.859283           10.350531               16.83%              502           2004
Class A                           6.289410            8.859283               40.86%              941           2003
                                  8.237846            6.289410              -23.65%              893           2002
                                  9.487824            8.237846              -13.17%              770           2001
                                 10.000000            9.487824               -5.12%               56          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.494605           13.483869                7.92%                0          2004
Income Fund: Class A             10.612073           12.494605               17.74%                0          2003
                                 10.088525           10.612073                5.19%                0          2002
                                  9.895200           10.088525                1.95%                0          2001
                                 10.000000            9.895200               -1.05%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.522606               15.23%                0          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         12.479026           12.855829                3.02%            7,477          2004
Class A                          12.064559           12.479026                3.44%            7,212          2003
                                 11.176776           12.064559                7.94%            8,321          2002
                                 10.419188           11.176776                7.27%                0          2001
                                 10.000000           10.419188                4.19%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.634601           14.458195               14.43%                0          2004
Equity Fund: Class A             10.000000           12.634601               26.35%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.723184           12.094918                3.17%                0          2004
A                                10.000000           11.723184               17.23%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common            10.054363           10.884278                8.25%                0          2004
Stock Fund: Class Z               7.363079           10.054363               36.55%                0          2003
                                  9.263541            7.363079              -20.52%                0          2002
                                  9.573259            9.263541               -3.24%                0          2001
                                 10.000000            9.573259               -4.27%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.261115            4.967325               16.57%                0          2004
Growth Fund: Class Z              3.223837            4.261115               32.18%                0          2003
                                  5.258410            3.223837              -38.69%                0          2002
                                  7.726163            5.258410              -31.94%                0          2001
                                 10.000000            7.726163              -22.74%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.917527           10.990709               10.82%                0          2004
Investor Class                   10.000000            9.917527               -0.82%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.463941            6.928826                7.19%                0          2004
Fund: Investor Class              5.276001            6.463941               22.52%                0          2003
                                  6.855947            5.276001              -23.04%                0          2002
                                  8.712780            6.855947              -21.31%                0          2001
                                 10.000000            8.712780              -12.87%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          10.932266           12.715370               16.31%                0          2004
Class A                           8.508011           10.932266               28.49%               22          2003
                                  9.459754            8.508011              -10.06%                0          2002
                                 10.436436            9.459754               -9.36%                0          2001
                                 10.000000           10.436436                4.36%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.373868           13.880344               12.17%                0          2004
Income Fund: Class A             10.000000           12.373868               23.74%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.248705           14.594532               19.15%                0          2004
Fund: Class A                    10.000000           12.248705               22.49%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.717229           17.111997               34.56%                0          2004
Securities Fund: Class A         10.000000           12.717229               27.17%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.187362           13.589549               11.51%                0          2004
Small Cap Fund: Class A          10.000000           12.187362               21.87%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                   Additional Contract Options Elected (Total
           1.60%) (Variable account charges of 1.60% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                5.076431            5.591661               10.15%               86          2004
Investor Class                    3.730876            5.076431               36.07%            1,052          2003
                                  5.666213            3.730876              -34.16%            1,052          2002
                                  8.581486            5.666213              -33.97%            1,052          2001
                                 10.000000            8.581486              -14.19%            1,229          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          6.070493            6.752292               11.23%              114          2004
Fund: Investor Class              4.621242            6.070493               31.36%              100          2003
                                  6.844718            4.621242              -32.48%               87          2002
                                  8.796577            6.844718              -22.19%               76          2001
                                 10.000000            8.796577              -12.03%              102          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.426367            9.623025                2.09%                0          2004
Investor Class                    8.228820            9.426367               14.55%                0          2003
                                  9.551355            8.228820              -13.85%                0          2002
                                  9.798561            9.551355               -2.52%                0          2001
                                 10.000000            9.798561               -2.01%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          5.676482            6.139052                8.15%                0           2004
Investor Class                    4.636798            5.676482               22.42%                0           2003
                                  6.378994            4.636798              -27.31%                0           2002
                                  7.971560            6.378994              -19.98%                0           2001
                                 10.000000            7.971560              -20.28%              102          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         8.055992            8.934912               10.91%               46           2004
Growth: Advisor Class             6.330193            8.055992               27.26%               19           2003
                                  8.001664            6.330193              -20.89%              260           2002
                                  8.901017            8.001664              -10.10%              224           2001
                                 10.000000            8.901017              -10.99%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  6.071736            6.873184               13.20%                0           2004
International Growth:             4.931964            6.071736               23.11%                0           2003
Advisor Class                     6.224627            4.931964              -20.77%               94           2002
                                  8.666139            6.224627              -28.17%                0           2001
                                 10.000000            8.666139              -13.34%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           11.435269           11.326467               -0.95%                0           2004
Term Government: Investor        11.493060           11.435269               -0.50%                0           2003
Class                            11.098696           11.493060                3.55%                0           2002
                                 10.527271           11.098696                5.43%                0           2001
                                 10.000000           10.527271                5.27%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           6.275617            6.835630                8.92%               77           2004
Investor Class                    5.068518            6.275617               23.82%               77           2003
                                  6.702444            5.068518              -24.38%               77           2002
                                  7.978043            6.702444              -15.99%               77           2001
                                 10.000000            7.978043              -20.22%              157          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.239661               12.40%              182          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.437186            8.764689                3.88%               57           2004
Inc.                              7.122216            8.437186               18.46%               18           2003
                                  8.735835            7.122216              -18.47%                7           2002
                                  9.948107            8.735835              -12.19%                0           2001
                                 10.000000            9.948107               -0.52%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.801196           11.016868               12.40%                0           2004
Fund                              7.140960            9.801196               37.25%                0           2003
                                  9.089930            7.140960              -21.44%                0           2002
                                 10.255017            9.089930              -11.36%                0           2001
                                 10.000000           10.255017                2.55%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.126948                1.27%            1,493          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.567104            5.802728                4.23%                0           2004
Century Fund, Inc.: Class Z       4.494615            5.567104               23.86%                0           2003
                                  6.467535            4.494615              -30.50%                0           2002
                                  8.617277            6.467535              -24.95%                0           2001
                                 10.000000            8.617277              -13.83%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       12.835070           13.486176                5.07%                0           2004
F                                11.556326           12.835070               11.07%                0           2003
                                 10.983246           11.556326                5.22%                0           2002
                                 10.401112           10.983246                5.60%                0           2001
                                 10.000000           10.401112                4.01%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.320522            8.137906               11.17%                0           2004
Fund: Class F                     6.002483            7.320522               21.96%                0           2003
                                  7.570681            6.002483              -20.71%                0           2002
                                  8.675137            7.570681              -12.73%                0           2001
                                 10.000000            8.675137              -13.25%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       10.585994           11.628112                9.84%               49           2004
                                  8.759435           10.585994               20.85%                0           2003
                                  8.896456            8.759435               -1.54%              108           2002
                                  9.215654            8.896456               -3.46%               95           2001
                                 10.000000            9.215654               -7.84%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           12.228550           12.420499                1.57%                0           2004
Corporate Bond Fund:             11.719619           12.228550                4.34%                0           2003
Institutional Service            10.935758           11.719619                7.17%                0           2002
Shares                           10.350370           10.935758                5.66%                0           2001
                                 10.000000           10.350370                3.50%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.555683            9.890832                3.51%                0           2004
Fund: Class A                     8.238539            9.555683               15.99%                0           2003
                                  9.180235            8.238539              -10.26%                0           2002
                                  9.493965            9.180235               -3.30%                0           2001
                                 10.000000            9.493965               -5.06%               56          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           6.286419            6.361879                1.20%              121           2004
Growth Fund: Class A              4.837184            6.286419               29.96%                0           2003
                                  7.076308            4.837184              -31.64%                0           2002
                                  8.764611            7.076308              -19.26%                0           2001
                                 10.000000            8.764611              -12.35%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          11.255131           12.417454               10.33%              178           2004
Income Fund: Class A              8.883744           11.255131               26.69%              129           2003
                                 10.684917            8.883744              -16.86%              221           2002
                                 11.104988           10.684917               -3.78%                0           2001
                                 10.000000           11.104988               11.05%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.861922            7.230439                5.37%                0           2004
Opportunities Fund: Class A       5.389350            6.861922               27.32%                0           2003
                                  7.052509            5.389350              -23.58%                0           2002
                                  8.434593            7.052509              -16.39%                0           2001
                                 10.000000            8.434593              -15.65%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            11.699919           13.223026               13.02%                0           2004
Income Advantage Fund:            8.278156           11.699919               41.33%                0           2003
Class T                           8.765874            8.278156               -5.56%                0           2002
                                  9.015894            8.765874               -2.77%                0           2001
                                 10.000000            9.015894               -9.84%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         8.037903            8.937668               11.19%                0           2004
Fund: Class A                     5.660177            8.037903               42.01%                0           2003
                                  7.202378            5.660177              -21.41%                0           2002
                                  9.165282            7.202378              -21.42%                0           2001
                                 10.000000            9.165282               -8.35%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           11.014450               10.14%               87          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        14.593030           17.993397               23.30%              400           2004
Sheet Investment Fund:           11.444900           14.593030               27.51%                0           2003
Class A                          12.368678           11.444900               -7.47%                0           2002
                                 10.680388           12.368678               15.81%               48           2001
                                 10.000000           10.680388                6.80%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           12.434221           13.886667               11.68%              538           2004
Fund, Inc. - Mutual Shares       10.014358           12.434221               24.16%                0           2003
Fund: Class A                    11.460638           10.014358              -12.62%              261           2002
                                 10.995145           11.460638                4.23%              218           2001
                                 10.000000           10.995145                9.95%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.242009            6.942974               11.23%               11           2004
Growth Fund: Class A              4.607427            6.242009               35.48%                0           2003
                                  6.649380            4.607427              -30.71%                0           2002
                                  8.504134            6.649380              -21.81%                0           2001
                                 10.000000            8.504134              -14.96%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.501699               15.02%                0          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      12.849011           13.253890                3.15%                0          2004
                                 12.273788           12.849011                4.69%               52          2003
                                 11.415400           12.273788                7.52%                0          2002
                                 10.562221           11.415400                8.08%                0          2001
                                 10.000000           10.562221                5.62%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        12.091961           12.342573                2.07%               20          2004
Class A                          11.910329           12.091961                1.52%                0          2003
                                 11.058506           11.910329                7.70%                0          2002
                                 10.489167           11.058506                5.43%                0          2001
                                 10.000000           10.489167                4.89%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.728669           12.954176                1.77%              173          2004
Fund: Class D                    12.694775           12.728669                0.27%               84          2003
                                 11.624763           12.694775                9.20%              215          2002
                                 10.939345           11.624763                6.27%              215          2001
                                 10.000000           10.939345                9.39%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.171941           10.789328                6.07%                0          2004
Class A                          10.000000           10.171941                1.72%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             4.787180            5.092736                6.38%                0          2004
Class D                           3.657176            4.787180               30.90%                0          2003
                                  5.213052            3.657176              -29.85%                0          2002
                                  7.337105            5.213052              -28.95%                0          2001
                                 10.000000            7.337105              -26.63%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.553087           10.879632                3.09%                0          2004
Destinations Conservative         9.962554           10.553087                5.93%                0          2003
Fund: Service Class              10.072238            9.962554               -1.09%                0          2002
                                 10.023201           10.072238                0.49%                0          2001
                                 10.000000           10.023201                0.23%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.136844           10.679046                5.35%               23          2004
Destinations Moderately           9.073838           10.136844               11.72%                0          2003
Conservative Fund: Service        9.629656            9.073838               -5.77%                0          2002
Class                             9.902307            9.629656               -2.75%                0          2001
                                 10.000000            9.902307               -0.98%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.553683           10.286108                7.67%            1,494          2004
Destinations Moderate             8.110482            9.553683               17.79%                0          2003
Fund: Service Class               9.112937            8.110482              -11.00%                0          2002
                                  9.723700            9.112937               -6.28%                0          2001
                                 10.000000            9.723700               -2.76%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.005227            9.933069               10.30%              234          2004
Destinations Moderately           7.245201            9.005227               24.29%                0          2003
Aggressive Fund: Service          8.605289            7.245201              -15.81%                0          2002
Class                             9.588307            8.605289              -10.25%                0          2001
                                 10.000000            9.588301               -4.12%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.567191            9.610717               12.18%               54          2004
Destinations Aggressive           6.611090            8.567191               29.59%                0          2003
Fund: Class A                     8.233737            6.611090              -19.71%                0          2002
                                  9.450245            8.233737              -12.87%                0          2001
                                 10.000000            9.450245               -5.50%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            8.014122            9.395067               17.23%                0          2004
Index Fund: Class A               5.943274            8.014122               34.84%                0          2003
                                  7.339126            5.943274              -19.02%                0          2002
                                  9.627148            7.339126              -23.77%                0          2001
                                 10.000000            9.627148               -3.73%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         11.195105           12.765990               14.03%                0          2004
Fund: Class A                     8.886187           11.195105               25.98%                0          2003
                                 10.474943            8.886187              -15.17%                0          2002
                                 11.180671           10.474943               -6.31%                0          2001
                                 10.000000           11.180671               11.81%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.408627           11.837959               13.73%            1,279          2004
Index Fund: Class A               7.871263           10.408627               32.24%            1,188          2003
                                  9.441526            7.871263              -16.63%            1,188          2002
                                  9.769977            9.441526               -3.36%                0          2001
                                 10.000000            9.769977               -2.30%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.285900           10.189776               -0.93%              142          2004
Fund: Service Class              10.400811           10.285900               -1.10%               72          2003
                                 10.464792           10.400811               -0.61%               72          2002
                                 10.287264           10.464792                1.73%               72          2001
                                 10.000000           10.287264                2.87%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        8.406031            9.079850                8.02%                0          2004
Class D                           6.721180            8.406031               25.07%                0          2003
                                  8.242341            6.721180              -18.46%                0          2002
                                  9.513641            8.242341              -13.36%                0          2001
                                 10.000000            9.513641               -4.86%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           7.371217            8.000026                8.53%              130          2004
Fund: Service Class               5.862041            7.371217               25.74%               98          2003
                                  7.704221            5.862041              -23.91%              334          2002
                                  8.931577            7.704221              -13.74%              334          2001
                                 10.000000            8.931577              -10.68%              359          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.359680           14.058238               23.76%            1,124          2004
Class A                           7.799484           11.359680               45.65%                0          2003
                                  9.731343            7.799484              -19.85%                0          2002
                                 10.080737            9.731343               -3.47%                0          2001
                                 10.000000           10.080737                0.81%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.536588           12.209365               15.88%              102          2004
Fund: Class A                     7.362173           10.536588               43.12%                0          2003
                                  9.463592            7.362173              -22.21%                0          2002
                                  9.460225            9.463592                0.04%                0          2001
                                 10.000000            9.460225               -5.40%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   12.159840           13.569234               11.59%            1,576          2004
Opportunities Fund: Class A       9.040126           12.159840               34.51%            1,046          2003
                                 10.728125            9.040126              -15.73%            1,046          2002
                                 10.705775           10.728125                0.21%                0          2001
                                 10.000000           10.705775                7.06%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.730874           10.388258                6.76%                0          2004
Insurance Trust - J.P.            8.351196            9.730874               16.52%                0          2003
Morgan GVIT Balanced Fund:        9.678795            8.351196              -13.72%                0          2002
Class I                          10.000000            9.678795               -3.21%                0          2001*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.431926           10.062139                6.68%            1,529          2004
Fund: I Shares                    8.407683            9.431926               12.18%                0          2003
                                  9.145183            8.407683               -8.06%                0          2002
                                  9.767710            9.145183               -6.37%                0          2001
                                 10.000000            9.767710               -2.32%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.574322            7.753404               17.93%                0          2004
International Growth Fund:        4.957162            6.574322               32.62%                0          2003
I Shares                          6.773288            4.957162              -26.81%                0          2002
                                  8.915460            6.773288              -24.03%               43          2001
                                 10.000000            8.915460              -10.85%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.031047            6.215458                3.06%                0          2004
Fund: I Shares                    4.989736            6.031047               20.87%                0          2003
                                  6.852797            4.989736              -27.19%                0          2002
                                  8.824908            6.852797              -22.35%              179          2001
                                 10.000000            8.824908              -11.75%               94          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        5.337676            5.498434                3.01%                0          2004
                                  4.118530            5.337676               29.60%                0          2003
                                  5.778187            4.118530              -28.72%                0          2002
                                  7.947670            5.778187              -27.30%              211          2001
                                 10.000000            7.947670              -20.52%              121          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.397999            5.361681               21.91%              335          2004
                                  3.566774            4.397999               23.30%              335          2003
                                  4.770858            3.566774              -25.24%              335          2002
                                  6.849139            4.770858              -30.34%              589          2001
                                 10.000000            6.849139              -31.51%              226          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.293747            5.497425                3.85%                0          2004
                                  4.330295            5.293747               22.25%                0          2003
                                  5.948228            4.330295              -27.20%                0          2002
                                  7.838970            5.948228              -24.12%                0          2001
                                 10.000000            7.838970              -21.61%              128          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 13.689262           15.477033               13.06%              913          2004
Portfolio: Open Shares           10.040030           13.689262               36.35%              913          2003
                                 12.416546           10.040030              -19.14%               40          2002
                                 10.723017           12.416546               15.79%                0          2001
                                 10.000000           10.723017                7.23%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         16.100648           18.802275               16.78%              243          2004
Fund: Trust Class                12.428175           16.100648               29.55%               78          2003
                                 13.020164           12.428175               -4.55%              272          2002
                                 11.806711           13.020164               10.28%              194          2001
                                 10.000000           11.806711               18.07%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.731676            9.961167               14.08%                0          2004
Fund: Trust Class                 6.572551            8.731676               32.85%                0          2003
                                  9.015037            6.572551              -27.09%                0          2002
                                  9.342552            9.015037               -3.51%                0          2001
                                 10.000000            9.342552               -6.57%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.498927           11.124914               17.12%                0          2004
Fund: Trust Class                 7.115661            9.498927               33.49%                0          2003
                                  9.630121            7.115661              -26.11%                0          2002
                                 10.116089            9.630121               -4.80%                0          2001
                                 10.000000           10.116089                1.16%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.263815               12.64%                0          2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.216195            7.559228                4.75%            1,131          2004
Appreciation Fund: Class A        5.664808            7.216195               27.39%               97          2003
                                  7.807042            5.664808              -27.44%              183          2002
                                  9.088650            7.807042              -14.10%              169          2001
                                 10.000000            9.088650               -9.11%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.195043           12.030426                7.46%                0          2004
Income Fund: Class A             10.000000           11.195043               11.95%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          8.842799           10.326042               16.77%               62          2004
Class A                           6.280888            8.842799               40.79%              959          2003
                                  8.230876            6.280888              -23.69%            1,208          2002
                                  9.484634            8.230876              -13.22%            1,169          2001
                                 10.000000            9.484634               -5.15%              898          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.474019           13.454816                7.86%                0           2004
Income Fund: Class A             10.599972           12.474019               17.68%                0           2003
                                 10.082142           10.599972                5.14%                0           2002
                                  9.893992           10.082142                1.90%                0           2001
                                 10.000000            9.893992               -1.06%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.518744               15.19%              155          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         12.458416           12.828077                2.97%            1,378           2004
Class A                          12.050755           12.458416                3.38%            1,351           2003
                                 11.169659           12.050755                7.89%            2,034           2002
                                 10.417874           11.169659                7.22%                0           2001
                                 10.000000           10.417874                4.18%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.630321           14.445959               14.38%                0           2004
Equity Fund: Class A             10.000000           12.630321               26.30%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.719211           12.084679                3.12%                0           2004
A                                10.000000           11.719211               17.19%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common            10.035659           10.858522                8.20%              163           2004
Stock Fund: Class Z               7.353115           10.035659               36.48%              154           2003
                                  9.255699            7.353115              -20.56%              146           2002
                                  9.570046            9.255699               -3.28%               65           2001
                                 10.000000            9.570046               -4.30%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.254080            4.956601               16.51%                0           2004
Growth Fund: Class Z              3.220146            4.254080               32.11%                0           2003
                                  5.255064            3.220146              -38.72%                0           2002
                                  7.725212            5.255064              -31.98%                0           2001
                                 10.000000            7.725212              -22.75%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.916727           10.984245               10.76%                0          2004
Investor Class                   10.000000            9.916727               -0.83%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.453280            6.913889                7.14%              924           2004
Fund: Investor Class              5.269968            6.453280               22.45%              360           2003
                                  6.851594            5.269968              -23.08%                0           2002
                                  8.711714            6.851594              -21.35%                0           2001
                                 10.000000            8.711714              -12.88%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          10.911931           12.685282               16.25%                0           2004
Class A                           8.496489           10.911931               28.43%                0           2003
                                  9.451747            8.496489              -10.11%                0           2002
                                 10.432935            9.451747               -9.40%               30           2001
                                 10.000000           10.432935                4.33%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.369678           13.868607               12.12%               12           2004
Income Fund: Class A             10.000000           12.369678               23.70%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.244561           14.582191               19.09%                0           2004
Fund: Class A                    10.000000           12.244561               22.45%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.712919           17.097527               34.49%               82           2004
Securities Fund: Class A         10.000000           12.712919               27.13%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.183224           13.579037               11.45%                0           2004
Small Cap Fund: Class A          10.000000           12.183224               21.83%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                   Additional Contract Options Elected (Total
           1.65%) (Variable account charges of 1.65% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                5.066971            5.578406               10.09%              160          2004
Investor Class                    3.725817            5.066971               36.00%              319          2003
                                  5.661400            3.725817              -34.19%              203          2002
                                  8.578597            5.661400              -34.01%            1,295          2001
                                 10.000000            8.578597              -14.21%               34          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          6.059190            6.736287               11.17%                0          2004
Fund: Investor Class              4.614972            6.059190               31.29%               94          2003
                                  6.838910            4.614972              -32.52%              118          2002
                                  8.793617            6.838910              -22.23%              117          2001
                                 10.000000            8.793617              -12.06%               22          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.408824            9.600232                2.03%                0          2004
Investor Class                    8.217669            9.408824               14.50%                0          2003
                                  9.543261            8.217669              -13.89%                0          2002
                                  9.795267            9.543261               -2.57%                0          2001
                                 10.000000            9.795267               -2.05%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          5.665900            6.124493                8.09%                0          2004
Investor Class                    4.630499            5.665900               22.36%              146          2003
                                  6.373586            4.630499              -27.35%              181          2002
                                  7.968889            6.373586              -20.02%              181          2001
                                 10.000000            7.968889              -20.31%               36          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         8.041005            8.913758               10.85%            3,874          2004
Growth: Advisor Class             6.321623            8.041005               27.20%              203          2003
                                  7.994908            6.321623              -20.93%              206          2002
                                  8.898032            7.994908              -10.15%                0          2001
                                 10.000000            8.898032              -11.02%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  6.060427            6.856905               13.14%                0          2004
International Growth:             4.925269            6.060427               23.05%                0          2003
Advisor Class                     6.219350            4.925269              -20.81%                0          2002
                                  8.663227            6.219350              -28.21%                0          2001
                                 10.000000            8.663227              -13.37%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           11.413984           11.299645               -1.00%              562          2204
Term Government: Investor        11.477500           11.413984               -0.55%              553          2003
Class                            11.089304           11.477500                3.50%              445          2002
                                 10.523734           11.089304                5.37%                0          2001
                                 10.000000           10.523734                5.24%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           6.263909            6.819405                8.87%            1,831          2004
Investor Class                    5.061637            6.263909               23.75%            1,831          2003
                                  6.696752            5.061637              -24.42%               22          2002
                                  7.975357            6.696752              -16.03%               23          2001
                                 10.000000            7.975357              -20.25%               24          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.235831               12.36%                0          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.421479            8.743924                3.83%              328          2004
Inc.                              7.112568            8.421479              -18.51%              328          2003
                                  8.728443            7.112568              -12.23%              328          2002
                                  9.944773            8.728443               -0.55%            1,409          2001
                                 10.000000            9.944773                                     0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.782940           10.990763               12.35%                0          2004
Fund                              7.131276            9.782940               37.18%                0          2003
                                  9.082232            7.131276              -21.48%                0          2002
                                 10.251577            9.082232              -11.41%                0          2001
                                 10.000000           10.251577                2.52%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.126751                1.27%                0          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.556745            5.788988                4.18%            2,003          2004
Century Fund, Inc.: Class Z       4.488522            5.556745               23.80%            2,003          2003
                                  6.462061            4.488522              -30.54%                0          2002
                                  8.614379            6.462061              -24.99%                0          2001
                                 10.000000            8.614370              -13.86%                9          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       12.811158           13.454199                5.02%                0          2004
F                                11.540663           12.811158               11.01%                0          2003
                                 10.973930           11.540663                5.16%                0          2002
                                 10.397620           10.973930                5.54%                0          2001
                                 10.000000           10.397620                3.98%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.308447            8.120367               11.11%                0          2004
Fund: Class F                     5.995628            7.308447               21.90%                0          2003
                                  7.565892            5.995628              -20.75%                0          2002
                                  8.674071            7.565892              -12.78%                0          2001
                                 10.000000            8.674071              -13.26%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       10.566235           11.600510                9.79%               53           2004
                                  8.747531           10.566235               20.79%               53           2003
                                  8.888885            8.747531               -1.59%                0           2002
                                  9.212518            8.888885               -3.51%                0           2001
                                 10.000000            9.212518               -7.87%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           12.208347           12.393679                1.52%            1,485           2004
Corporate Bond Fund:             11.706203           12.208347                4.29%                0           2003
Institutional Service            10.928791           11.706203                7.11%                0           2002
Shares                           10.349061           10.928791                5.60%                0           2001
                                 10.000000           10.349061                3.49%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.537884            9.867385                3.45%                0           2004
Fund: Class A                     8.227374            9.537884               15.93%                0           2003
                                  9.172460            8.227374              -10.30%                0           2002
                                  9.490780            9.172460               -3.35%                0           2001
                                 10.000000            9.490780               -5.09%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           6.276039            6.348165                1.15%            1,774           2004
Growth Fund: Class A              4.831652            6.276039               29.89%            1,196           2003
                                  7.071813            4.831652              -31.68%              994           2002
                                  8.763539            7.071813              -19.30%                0           2001
                                 10.000000            8.763539              -12.36%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          11.234178           12.388044               10.27%            2,580           2004
Income Fund: Class A              8.871707           11.234178               26.63%              794           2003
                                 10.675871            8.871707              -16.90%              355           2002
                                 11.101261           10.675871               -3.83%            1,143           2001
                                 10.000000           11.101261               11.01%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.849137            7.213300                5.32%                0           2004
Opportunities Fund: Class A       5.382038            6.849137               27.26%                0           2003
                                  7.046532            5.382038              -23.62%                0           2002
                                  8.431760            7.046532              -16.43%                0           2001
                                 10.000000            8.431760              -15.68%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            11.678133           13.191712               12.96%                0           2004
Income Advantage Fund:            8.266944           11.678133               41.26%                0           2003
Class T                           8.758454            8.266944               -5.61%                0           2002
                                  9.012867            8.758454               -2.82%                0           2001
                                 10.000000            9.012867               -9.87%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         8.024633            8.918378               11.14%                0           2004
Fund: Class A                     5.653699            8.024633               41.94%                0           2003
                                  7.197808            5.653699              -21.45%                0           2002
                                  9.164160            7.197808              -21.46%                0           2001
                                 10.000000            9.164160               -8.36%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           11.010757               10.11%                0          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        14.568950           17.954585               23.24%            1,419           2004
Sheet Investment Fund:           11.431820           14.568950               27.44%                0           2003
Class A                          12.360843           11.431820               -7.52%                0           2002
                                 10.679080           12.360843               15.75%                0           2001
                                 10.000000           10.679080                6.79%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           12.411056           13.853757               11.62%            2,546           2004
Fund, Inc. - Mutual Shares       10.000792           12.411056               24.10%              771           2003
Fund: Class A                    11.450933           10.000792              -12.66%              661           2002
                                 10.991456           11.450933                4.18%               55           2001
                                 10.000000           10.991456                9.91%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.230367            6.926495               11.17%              776           2004
Growth Fund: Class A              4.601167            6.230367               35.41%              766           2003
                                  6.643734            4.601167              -30.74%              647           2002
                                  8.501270            6.643734              -21.85%                0           2001
                                 10.000000            8.501270              -14.99%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.497838               14.98%              184          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      12.825037           13.222435                3.10%                0           2004
                                 12.257116           12.825037                4.63%                0           2003
                                 11.405689           12.257116                7.46%                0           2002
                                 10.558630           11.405689                8.02%                0           2001
                                 10.000000           10.558630                5.59%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        12.071983           12.315921                2.02%              218          2004
Class A                          11.896696           12.071983                1.47%                9          2003
                                 11.051465           11.896696                7.65%                0          2002
                                 10.487846           11.051465                5.37%                0          2001
                                 10.000000           10.487846                4.88%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.704958           12.923467                1.72%                0           2004
Fund: Class D                    12.677576           12.704958                0.22%                0           2003
                                 11.614914           12.677576                9.15%                0           2002
                                 10.935667           11.614914                6.21%                0           2001
                                 10.000000           10.935667                9.36%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.171770           10.783655                6.02%                0           2004
Class A                          10.000000           10.171770                1.72%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             4.778247            5.080656                6.33%                0           2004
Class D                           3.652208            4.778247               30.83%                0           2003
                                  5.208622            3.652208              -29.88%                0           2002
                                  7.334630            5.208622              -28.99%                0           2001
                                 10.000000            7.334630              -26.65%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.535690           10.856165                3.04%                0           2004
Destinations Conservative         9.951198           10.535690                5.87%                0           2003
Fund: Service Class              10.065869            9.951198               -1.14%                0           2002
                                 10.021981           10.065869                0.44%                0           2001
                                 10.000000           10.021981                0.22%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.120142           10.656020                5.30%               54           2004
Destinations Moderately           9.063483           10.120142               11.66%                0           2003
Conservative Fund: Service        9.623562            9.063483               -5.82%                0           2002
Class                             9.901097            9.623562               -2.80%                0           2001
                                 10.000000            9.901097               -0.99%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.537926           10.263917                7.61%            2,561           2004
Destinations Moderate             8.101212            9.537926               17.73%            2,314           2003
Fund: Service Class               9.107156            8.101212              -11.05%                0           2002
                                  9.722510            9.107156               -6.33%                0           2001
                                 10.000000            9.722510               -2.77%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.990372            9.991643               10.25%              721           2004
Destinations Moderately           7.236921            8.990372               24.23%                0           2003
Aggressive Fund: Service          8.599829            7.236921              -15.85%                0           2002
Class                             9.587133            8.599829              -10.30%                0           2001
                                 10.000000            9.587133               -4.13%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.553047            9.589984               12.12%                0           2004
Destinations Aggressive           6.603530            8.553047               29.52%                0           2003
Fund: Class A                     8.228514            6.603530              -19.75%                0           2002
                                  9.449087            8.228514              -12.92%                0           2001
                                 10.000000            9.449087               -5.51%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            8.000894            9.374794               17.17%                9          2004
Index Fund: Class A               5.936478            8.000894               34.78%                6          2003
                                  7.334469            5.936478              -19.06%                0          2002
                                  9.625975            7.334469              -23.81%                0          2001
                                 10.000000            9.625975               -3.74%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         11.174271           12.735758               13.97%              515           2004
Fund: Class A                     8.874148           11.174271               25.92%              324           2003
                                 10.466075            8.874148              -15.21%              278           2002
                                 11.176918           10.466075               -6.36%                0           2001
                                 10.000000           11.176918               11.77%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.391450           11.812418               13.67%              467          2004
Index Fund: Class A               7.862269           10.391450               32.17%              432          2003
                                  9.435541            7.862269              -16.67%                0          2002
                                  9.768783            9.435541               -3.41%                0          2001
                                 10.000000            9.768783               -2.31%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.266707           10.165595               -0.98%              386           2004
Fund: Service Class              10.386682           10.266707               -1.16%              718           2003
                                 10.455889           10.386682               -0.66%                0           2002
                                 10.283764           10.455889                1.67%                0           2001
                                 10.000000           10.283764                2.84%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        8.390375            9.058328                7.96%               89          2004
Class D                           6.712058            8.390375               25.00%               89          2003
                                  8.235356            6.712058              -18.50%               89          2002
                                  9.510449            8.235356              -13.41%                0          2001
                                 10.000000            9.510449               -4.90%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           7.357456            7.981046                8.48%              393          2004
Fund: Service Class               5.854072            7.357456               25.68%              512          2003
                                  7.697675            5.854072              -23.95%              549          2002
                                  8.928569            7.697675              -13.79%              157          2001
                                 10.000000            8.928569              -10.71%               44          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.338516           14.024913               23.69%              196          2004
Class A                           7.788909           11.338516               45.57%              201          2003
                                  9.723097            7.788909              -19.89%                0          2002
                                 10.077345            9.723097               -3.52%                0          2001
                                 10.000000           10.077345                0.77%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.519225           12.183053               15.82%              237          2004
Fund: Class A                     7.353772           10.519225               43.05%              216          2003
                                  9.457603            7.353772              -22.24%                0          2002
                                  9.459071            9.457603               -0.02%                0          2001
                                 10.000000            9.459071               -5.41%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   12.139809           13.540002               11.53%                0          2004
Opportunities Fund: Class A       9.029816           12.139809               34.44%                0          2003
                                 10.721338            9.029816              -15.78%                0          2002
                                 10.704470           10.721338                0.16%                0          2001
                                 10.000000           10.704470                7.04%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

----------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.718916           10.370219                6.70%                0          2004
Insurance Trust - J.P.            8.345175            9.718916               16.46%                0          2003
Morgan GVIT Balanced Fund:        9.676739            8.345175              -13.76%                0          2002
Class I                          10.000000            9.676739               -3.23%                0          2001*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.416378           10.040442                6.63%            1,044          2004
Fund: I Shares                    8.398088            9.416378               12.13%              932          2003
                                  9.139387            8.398088               -8.11%              713          2002
                                  9.766513            9.139387               -6.42%                0          2001
                                 10.000000            9.766513               -2.33%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.563472            7.736677               17.87%                0          2004
International Growth Fund:        4.951489            6.563472               32.56%                0          2003
I Shares                          6.768991            4.951489              -26.85%                0          2002
                                  8.914364            6.768991              -24.07%                0          2001
                                 10.000000            8.914364              -10.86%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.021074            6.202010                3.01%              749          2004
Fund: I Shares                    4.984020            6.021074               20.81%              749          2003
                                  6.848446            4.984020              -27.22%              682          2002
                                  8.823829            6.848446              -22.39%            1,331          2001
                                 10.000000            8.823829              -11.76%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        5.327723            5.485391                2.96%              297          2004
                                  4.112933            5.327723               29.54%              443          2003
                                  5.773277            4.112933              -28.76%              185          2002
                                  7.944989            5.773277              -27.33%            2,209          2001
                                 10.000000            7.944989              -20.55%               35          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.389779            5.348949               21.85%              492          2004
                                  3.561920            4.389779               23.24%              492          2003
                                  4.766800            3.561920              -25.28%               15          2002
                                  6.846831            4.766800              -30.38%               15          2001
                                 10.000000            6.846831              -31.53%               13          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.283887            5.484402                3.79%                0          2004
                                  4.324418            5.283887               22.19%                0          2003
                                  5.943189            4.324418              -27.24%                0          2002
                                  7.836337            5.943189              -24.16%                0          2001
                                 10.000000            7.836337              -21.64%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 13.663752           15.440360               13.00%                0          2004
Portfolio: Open Shares           10.026413           13.663752               36.28%                0          2003
                                 12.406020           10.026413              -19.18%                0          2002
                                 10.719405           12.406020               15.73%                0          2001
                                 10.000000           10.719405                7.19%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         16.070695           18.757762               16.72%              127          2004
Fund: Trust Class                12.411341           16.070695               29.48%              220          2003
                                 13.009140           12.411341               -4.60%              222          2002
                                 11.802746           13.009140               10.22%              553          2001
                                 10.000000           11.802746               18.03%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.715425            9.937578               14.02%                0          2004
Fund: Trust Class                 6.563649            8.715425               32.78%                0          2003
                                  9.007411            6.563649              -27.13%                0          2002
                                  9.339412            9.007411               -3.55%                0          2001
                                 10.000000            9.339412               -6.61%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.481249           11.098574               17.06%                0          2004
Fund: Trust Class                 7.106023            9.481249               33.43%                0          2003
                                  9.621972            7.106023              -26.15%                0          2002
                                 10.112695            9.621972               -4.85%                0          2001
                                 10.000000           10.112695                1.13%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.260024               12.60%                0          2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.204272            7.542908                4.70%            1,848          2004
Appreciation Fund: Class A        5.658328            7.204272               27.32%            1,785          2003
                                  7.802087            5.658328              -27.48%            1,505          2002
                                  9.087542            7.802087              -14.15%                0          2001
                                 10.000000            9.087542               -9.12%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.191225           12.020212                7.41%                0          2004
Income Fund: Class A             10.000000           11.191225               11.91%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          8.826336           10.301579               16.71%              118          2004
Class A                           6.272374            8.826336               40.72%              269          2003
                                  8.223900            6.272374              -23.73%              177          2002
                                  9.481459            8.223900              -13.26%               95          2001
                                 10.000000            9.481459               -5.19%               22          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.453452           13.425805                7.81%                0           2004
Income Fund: Class A             10.587876           12.453452               17.62%                0           2003
                                 10.075756           10.587876                5.08%                0           2002
                                  9.892779           10.075756                1.85%                0           2001
                                 10.000000            9.892779               -1.07%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.514872               15.15%                0          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         12.437834           12.800377                2.91%            3,036           2004
Class A                          12.036963           12.437834                3.33%              489           2003
                                 11.162546           12.036963                7.83%               88           2002
                                 10.416559           11.162546                7.16%                0           2001
                                 10.000000           10.416559                4.17%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.626035           14.433730               14.32%                0           2004
Equity Fund: Class A             10.000000           12.626035               26.26%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.715235           12.074434                3.07%                0           2004
A                                10.000000           11.715235               17.15%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common            10.016954           10.832774                8.14%                0           2004
Stock Fund: Class Z               7.343132           10.016954               36.41%                0           2003
                                  9.247848            7.343132              -20.60%                0           2002
                                  9.566828            9.247848               -3.33%              350           2001
                                 10.000000            9.566828               -4.33%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.247040            4.945889               16.45%                0           2004
Growth Fund: Class Z              3.216458            4.247040               32.04%                0           2003
                                  5.251727            3.216458              -38.75%                0           2002
                                  7.724267            5.251727              -32.01%                0           2001
                                 10.000000            7.724267              -22.76%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.915924           10.977773               10.71%                0          2004
Investor Class                   10.000000            9.915924               -0.84%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.442629            6.898966                7.08%                0           2004
Fund: Investor Class              5.263942            6.442629               22.39%                0           2003
                                  6.847258            5.263942              -23.12%                0           2002
                                  8.710649            6.847258              -21.39%                0           2001
                                 10.000000            8.710649              -12.89%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          10.891593           12.655196               16.19%              369           2004
Class A                           8.484956           10.891593               28.36%              411           2003
                                  9.443720            8.484956              -10.15%                0           2002
                                 10.429426            9.443720               -9.45%                0           2001
                                 10.000000           10.429426                4.29%                0          2000*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.365483           13.856857               12.06%                0           2004
Income Fund: Class A             10.000000           12.365483               23.65%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.240409           14.569849               19.03%                0           2004
Fund: Class A                    10.000000           12.240409               22.40%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.708609           17.083053               34.42%              343           2004
Securities Fund: Class A         10.000000           12.708609               27.09%              345          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.179097           13.566546               11.39%                0           2004
Small Cap Fund: Class A          10.000000           12.179097               21.79%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                   Additional Contract Options Elected (Total
           1.70%) (Variable account charges of 1.70% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                5.057515            5.565164               10.04%              382          2004
Investor Class                    3.720751            5.057515               35.93%              418          2003
                                  5.656585            3.720751              -34.22%              136          2002
                                  8.575710            5.656585              -34.04%              131          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          6.047880            6.720313               11.12%                0          2004
Fund: Investor Class              4.608700            6.047880               31.23%                0          2003
                                  6.833101            4.608700              -32.55%                0          2002
                                  8.790660            6.833101              -22.27%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.391309            9.577505                1.98%              190          2004
Investor Class                    8.206547            9.391309               14.44%              116          2003
                                  9.535194            8.206547              -13.93%               60          2002
                                  9.791986            9.535194               -2.62%                4          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          5.655334            6.109969                8.04%              661          2004
Investor Class                    4.624215            5.655334               22.30%              407          2003
                                  6.368173            4.624215              -27.39%              278          2002
                                  7.966201            6.368175              -20.06%                8          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         8.026023            8.892629               10.80%              273          2004
Growth: Advisor Class             6.313043            8.026023               27.13%              195          2003
                                  7.988111            6.313043              -20.97%              109          2002
                                  8.895032            7.988111              -10.20%                7          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  6.049112            6.840625               13.08%                0          2004
International Growth:             4.918580            6.049112               22.98%                0          2003
Advisor Class                     6.214062            4.918580              -20.85%                0          2002
                                  8.660308            6.214062              -28.25%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           11.392730           11.272860               -1.05%              181          2004
Term Government: Investor        11.461949           11.392730               -0.60%              112          2003
Class                            11.079918           11.461949                3.45%               52          2002
                                 10.520202           11.079918                5.32%                4          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           6.252252            6.803262                8.81%                0          2004
Investor Class                    5.054776            6.252252               23.69%                0          2003
                                  6.691069            5.054776              -24.45%                0          2002
                                  7.972674            6.691069              -16.07%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.232049               12.32%                0          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.405778            8.723180                3.78%              435          2004
Inc.                              7.102918            8.405778               18.34%              262          2003
                                  8.721047            7.102918              -18.55%              173          2002
                                  9.941437            8.721047              -12.28%                5          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.764719           10.964718               12.29%                0          2004
Fund                              7.121604            9.764719               37.11%                0          2003
                                  9.074530            7.121604              -21.52%                0          2002
                                 10.248136            9.074530              -11.45%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.126555                1.27%              136          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.546366            5.775239                4.13%              117          2004
Century Fund, Inc.: Class Z       4.482421            5.546366               23.74%              116          2003
                                  6.456577            4.482421              -30.58%               39          2002
                                  8.611484            6.456577              -25.02%               37          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       12.787336           13.422360                4.97%                0          2004
F                                11.525047           12.787336               10.95%                0          2003
                                 10.964654           11.525047                5.11%                0          2002
                                 10.394127           10.964654                5.49%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.296384            8.102839               11.05%                0          2004
Fund: Class F                     5.988773            7.296384               21.83%                0          2003
                                  7.561094            5.988773              -20.79%                0          2002
                                  8.673008            7.561094              -12.82%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       10.546508           11.572967                9.73%              155          2004
                                  8.735640           10.546508               20.73%              110          2003
                                  8.881317            8.735640               -1.64%                0          2002
                                  9.209384            8.881317               -3.56%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           12.188166           12.366901                1.47%                0           2004
Corporate Bond Fund:             11.692797           12.188166                4.24%                0           2003
Institutional Service            10.921827           11.692797                7.06%                0           2002
Shares                           10.347756           10.921827                5.55%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.520109            9.843998                3.40%              245           2004
Fund: Class A                     8.216216            9.520109               15.87%              162           2003
                                  9.164684            8.216216              -10.35%               85           2002
                                  9.487590            9.164684               -3.40%                6           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           6.265665            6.334443                1.10%              523           2004
Growth Fund: Class A              4.826114            6.265665               29.83%              292           2003
                                  7.067316            4.826114              -31.71%              222           2002
                                  8.762466            7.067316              -19.35%                4           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          11.213266           12.358708               10.22%               57           2004
Income Fund: Class A              8.859694           11.213266               26.56%               44           2003
                                 10.666836            8.859694              -16.94%               25           2002
                                 11.097543           10.666836               -3.88%                2           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.836359            7.196181                5.26%                0           2004
Opportunities Fund: Class A       5.374728            6.836359               27.19%                0           2003
                                  7.040550            5.374728              -23.66%                0           2002
                                  8.428927            7.040550              -16.47%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            11.656399           13.160459               12.90%              124           2004
Income Advantage Fund:            8.255737           11.656399               41.19%               61           2003
Class T                           8.751025            8.255737               -5.66%               88           2002
                                  9.009830            8.751025               -2.87%               85           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         8.011403            8.899143               11.08%                0           2004
Fund: Class A                     5.647235            8.011403               41.86%                0           2003
                                  7.193242            5.647235              -21.49%                0           2002
                                  9.163041            7.193242              -21.50%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           11.007058               10.07%                0          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        14.544920           17.915861               23.18%              103           2004
Sheet Investment Fund:           11.418764           14.544920               27.38%               76           2003
Class A                          12.353009           11.418764               -7.56%               43           2002
                                 10.677776           12.353009               15.69%                3           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           12.387906           13.820886               11.57%              225           2004
Fund, Inc. - Mutual Shares        9.987213           12.387906               24.04%              138           2003
Fund: Class A                    11.441217            9.987213              -12.71%              104           2002
                                 10.987759           11.441217                4.13%                3           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.218739            6.910060               11.12%              591           2004
Growth Fund: Class A              4.594917            6.218739               35.34%              407           2003
                                  6.638096            4.594917              -30.78%              275           2002
                                  8.498408            6.638096              -21.89%               44           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.493980               14.94%                0          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      12.801090           13.191037                3.05%               28           2004
                                 12.240451           12.801090                4.58%               28           2003
                                 11.395976           12.240451                7.41%               28           2002
                                 10.555036           11.395976                7.97%               22           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        12.052022           12.289306                1.97%                0           2004
Class A                          11.883067           12.052022                1.42%                0           2003
                                 11.044416           11.883067                7.59%                0           2002
                                 10.486519           11.044416                5.32%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.681299           12.892846                1.67%              333           2004
Fund: Class D                    12.660414           12.681299                0.16%              270           2003
                                 11.605083           12.660414                9.09%              136           2002
                                 10.931995           11.605083                6.16%              110           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.171601           10.778010                5.96%                0           2004
Class A                          10.000000           10.171601                1.72%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             4.769330            5.068590                6.27%                0           2004
Class D                           3.647241            4.769330               30.77%                0           2003
                                  5.204187            3.647241              -29.92%                0           2002
                                  7.332157            5.204187              -29.02%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.518298           10.832739                2.99%                0           2004
Destinations Conservative         9.939821           10.518298                5.82%                0           2003
Fund: Service Class              10.059481            9.939821               -1.19%                0           2002
                                 10.020752           10.059481                0.39%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.103469           10.633068                5.24%                0           2004
Destinations Moderately           9.053146           10.103469               11.60%                0           2003
Conservative Fund: Service        9.617469            9.053146               -5.87%                0           2002
Class                             9.899886            9.617469               -2.85%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.522195           10.241781                7.56%           14,812           2004
Destinations Moderate             8.091964            9.522195               17.67%                0           2003
Fund: Service Class               9.101383            8.091964              -11.09%                0           2002
                                  9.721319            9.101383               -6.38%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.975545            9.890274               10.19%                0           2004
Destinations Moderately           7.228653            8.975545               24.17%                0           2003
Aggressive Fund: Service          8.594380            7.228653              -15.89%                0           2002
Class                             9.585965            8.594380              -10.34%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.538942            9.569300               12.07%                0           2004
Destinations Aggressive           6.595991            8.538942               29.46%                0           2003
Fund: Class A                     8.223304            6.595991              -19.79%                0           2002
                                  9.447932            8.223304              -12.96%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            7.987690            9.354569               17.11%                0           2004
Index Fund: Class A               5.929686            7.987690               34.71%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         11.153422           12.705537               13.92%                0           2004
Fund: Class A                     8.862098           11.153422               25.86%                0           2003
                                 10.457207            8.862098              -15.25%                0           2002
                                 11.173167           10.457207               -6.41%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.374297           11.786930               13.62%                0           2004
Index Fund: Class A               7.853275           10.374297               32.10%                0           2003
                                  9.429557            7.853275              -16.72%                0           2002
                                  9.767589            9.429557               -3.46%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.247538           10.141459               -1.04%              363           2004
Fund: Service Class              10.372561           10.247538               -1.21%               50           2003
                                 10.446986           10.372561               -0.71%                3           2002
                                 10.280265           10.446986                1.62%              167           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        8.374746            9.036870                7.91%                0           2004
Class D                           6.702969            8.374746               24.94%                0           2003
                                  8.228379            6.702969              -18.54%                0           2002
                                  9.507249            8.228379              -13.45%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           7.343743            7.962114                8.42%                0           2004
Fund: Service Class               5.846124            7.343743               25.62%                0           2003
                                  7.691142            5.846124              -23.99%                0           2002
                                  8.925568            7.691142              -13.83%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.317381           13.991671               23.63%                0           2004
Class A                           7.778338           11.317381               45.50%                0           2003
                                  9.714851            7.778338              -19.93%                0           2002
                                 10.073960            9.714851               -3.56%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.501863           12.156774               15.76%                0           2004
Fund: Class A                     7.345363           10.501863               42.97%                0           2003
                                  9.451600            7.345363              -22.28%                0           2002
                                  9.457911            9.451600               -0.07%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   12.119755           13.510763               11.48%                0           2004
Opportunities Fund: Class A       9.019477           12.119755               34.37%                0           2003
                                 10.714528            9.019477              -15.82%                0           2002
                                 10.703160           10.714528                0.11%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.706980           10.352216                6.65%                0          2004
Insurance Trust - J.P.            8.339157            9.706980               16.40%                0          2003
Morgan GVIT Balanced Fund:        9.674684            8.339157              -13.80%                0          2002
Class I                          10.000000            9.674684               -3.25%                0          2001*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.400831           10.018767                6.57%               70          2004
Fund: I Shares                    8.388485            9.400831               12.07%               51          2003
                                  9.133593            8.388485               -8.16%               26          2002
                                  9.765320            9.133593               -6.47%                2          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.552650            7.719991               17.81%                0          2004
International Growth Fund:        4.945835            6.552650               32.49%               .0          2003
I Shares                          6.764692            4.945835              -26.89%                0          2002
                                  8.913279            6.764692              -24.11%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.011148            6.188632                2.95%              394          2004
Fund: I Shares                    4.978320            6.011148               20.75%              480          2003
                                  6.844093            4.978320              -27.26%              378          2002
                                  8.822751            6.844093              -22.43%                4          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        5.317797            5.472394                2.91%              254          2004
                                  4.107350            5.317797               29.47%              250          2003
                                  5.768376            4.107350              -28.80%               85          2002
                                  7.942323            5.768376              -27.37%               81          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.381594            5.336257               21.79%              570          2004
                                  3.557091            4.381594               23.18%              574          2003
                                  4.762757            3.557091              -25.31%              218          2002
                                  6.844527            4.762757              -30.42%              199          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.274031            5.471386                3.74%                0          2004
                                  4.318553            5.274031               22.12%                0          2003
                                  5.938139            4.318553              -27.27%                0          2002
                                  7.833693            5.938139              -24.20%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 13.638292           15.403750               12.94%                0          2004
Portfolio: Open Shares           10.012809           13.638292               36.21%                0          2003
                                 12.395514           10.012809              -19.22%                0          2002
                                 10.715811           12.395514               15.67%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         16.040753           18.713313               16.66%                0           2004
Fund: Trust Class                12.394513           16.040753               29.42%                0           2003
                                 12.998115           12.394513               -4.64%                0           2002
                                 11.798780           12.998115               10.16%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.699159            9.913979               13.96%                0           2004
Fund: Trust Class                 6.554732            8.699159               32.72%                0           2003
                                  8.999775            6.554732              -27.17%                0           2002
                                  9.336277            8.999775               -3.60%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.463557           11.072242               17.00%                0           2004
Fund: Trust Class                 7.096368            9.463557               33.36%                0           2003
                                  9.613807            7.096368              -26.19%                0           2002
                                 10.109289            9.613807               -4.90%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.256246               12.56%                0          2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.192378            7.526623                4.65%               93           2004
Appreciation Fund: Class A        5.651848            7.192378               27.26%               68           2003
                                  7.797137            5.651848              -27.51%               38           2002
                                  9.086430            7.797137              -14.19%                2           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.187405           12.010002                7.35%                0           2004
Income Fund: Class A             10.000000           11.187405               11.87%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          8.809858           10.277125               16.65%                0           2004
Class A                           6.263850            8.809858               40.65%              212           2003
                                  8.216917            6.263850              -23.77%              174           2002
                                  9.478271            8.216917              -13.31%                4           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.432917           13.396851                7.75%                0           2004
Income Fund: Class A             10.575794           12.432917               17.56%                0           2003
                                 10.069377           10.575794                5.03%                0           2002
                                  9.891576           10.069377                1.80%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.511004               15.11%              290          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         12.417264           12.772711                2.86%                0          2004
Class A                          12.023168           12.417264                3.28%                0          2003
                                 11.155427           12.023168                7.78%                0          2002
                                 10.415242           11.155427                7.11%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.621740           14.421493               14.26%                0          2004
Equity Fund: Class A             10.000000           12.621740               26.22%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.711256           12.064201                3.01%                0          2004
A                                10.000000           11.711256               17.11%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.998293           10.807089                8.09%              352          2004
Stock Fund: Class Z               7.333170            9.998293               36.34%              221          2003
                                  9.240007            7.333170              -20.64%              165          2002
                                  9.563613            9.240007               -3.38%                5          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.240021            4.935198               16.40%                0          2004
Growth Fund: Class Z              3.212772            4.240021               31.97%                0          2003
                                  5.248381            3.212772              -38.79%                0          2002
                                  7.723313            5.248381              -32.04%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.915129           10.971313               10.65%                0          2004
Investor Class                   10.000000            9.915129               -0.85%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.431993            6.884084                7.03%                0          2004
Fund: Investor Class              5.257924            6.431993               22.33%                0          2003
                                  6.842902            5.257924              -23.16%                0          2002
                                  8.709584            6.842902              -21.43%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          10.871314           12.625220               16.13%                0          2004
Class A                           8.473465           10.871314               28.30%                0          2003
                                  9.435734            8.473465              -10.20%                0          2002
                                 10.425928            9.435734               -9.50%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.361284           13.845108               12.00%                0          2004
Income Fund: Class A             10.000000           12.361284               23.61%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.236255           14.557493               18.97%                0          2004
Fund: Class A                    10.000000           12.236255               22.36%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.704297           17.068572               34.35%                0          2004
Securities Fund: Class A         10.000000           12.704297               27.04%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.174954           13.555030               11.34%                0          2004
Small Cap Fund: Class A          10.000000           12.174954               21.75%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                   Additional Contract Options Elected (Total
           1.75%) (Variable account charges of 1.75% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                5.048071            5.551944                9.98%                0          2004
Investor Class                    3.715687            5.048071               35.86%                0          2003
                                  5.651780            3.715687              -34.26%                0          2002
                                  8.572826            5.651780              -34.07%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          6.036603            6.704359               11.06%                0          2004
Fund: Investor Class              4.602440            6.036603               31.16%                0          2003
                                  6.827300            4.602440              -32.59%                0          2002
                                  8.787712            6.827300              -22.31%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.373799            9.554773                1.93%                0          2004
Investor Class                    8.195407            9.373799               14.38%                0          2003
                                  9.527110            8.195407              -13.98%                0          2002
                                  9.788691            9.527110               -2.67%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          5.644801            6.095488                7.98%                0          2004
Investor Class                    4.617935            5.644801               22.24%                0          2003
                                  6.362766            4.617935              -27.42%                0          2002
                                  7.963521            6.362766              -20.10%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         8.011037            8.871515               10.74%                0          2004
Growth: Advisor Class             6.304462            8.011037               27.07%                0          2003
                                  7.981335            6.304462              -21.01%                0          2002
                                  8.892046            7.981335              -10.24%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  6.037831            6.824387               13.03%                0          2004
International Growth:             4.911905            6.037831               22.92%                0          2003
Advisor Class                     6.208798            4.911905              -20.89%                0          2002
                                  8.657400            6.208798              -28.28%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           11.371495           11.246133               -1.10%               78          2004
Term Government: Investor        11.446415           11.371495               -0.65%               78          2003
Class                            11.070531           11.446415                3.40%                0          2002
                                 10.516665           11.070531                5.27%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           6.240573            6.787097                8.76%                0          2004
Investor Class                    5.047905            6.240573               23.63%                0          2003
                                  6.685391            5.047905              -24.49%                0          2002
                                  7.969994            6.685391              -16.12%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.228277               12.28%                0          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.390111            8.702503                3.72%                0          2004
Inc.                              7.093283            8.390111               18.28%                0          2003
                                  8.713639            7.093283              -18.60%                0          2002
                                  9.938085            8.713639              -12.32%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.746480           10.938665               12.23%                0          2004
Fund                              7.111931            9.746480               37.04%                0          2003
                                  9.066824            7.111931              -21.56%                0          2002
                                 10.244684            9.066824              -11.50%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.126357                1.26%                0          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.536027            5.761543                4.07%                0          2004
Century Fund, Inc.: Class Z       4.476330            5.536027               23.67%                0          2003
                                  6.451096            4.476330              -30.61%                0          2002
                                  8.608584            6.451096              -25.06%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       12.763493           13.390528                4.91%                0          2004
F                                11.509409           12.763493               10.90%                0          2003
                                 10.955352           11.509409                5.06%                0          2002
                                 10.390629           10.955352                5.43%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.284319            8.085326               11.00%                0          2004
Fund: Class F                     5.981916            7.284319               21.77%                0          2003
                                  7.556287            5.981916              -20.84%                0          2002
                                  8.671952            7.556287              -12.87%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       10.526807           11.545472                9.68%                0          2004
                                  8.723760           10.526807               20.67%                0          2003
                                  8.873752            8.723760               -1.69%                0          2002
                                  9.206247            8.873752               -3.61%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           12.168002           12.340160                1.41%               72          2004
Corporate Bond Fund:             11.679392           12.168002                4.18%               72          2003
Institutional Service            10.914859           11.679392                7.00%                0          2002
Shares                           10.346445           10.914859                5.49%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.502355            9.820639                3.35%                0          2004
Fund: Class A                     8.205061            9.502355               15.81%                0          2003
                                  9.156901            8.205061              -10.39%                0          2002
                                  9.484397            9.156901               -3.45%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           6.255329            6.320776                1.05%                0          2004
Growth Fund: Class A              4.820598            6.255329               29.76%                0          2003
                                  7.062833            4.820598              -31.75%                0          2002
                                  8.761391            7.062833              -19.39%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          11.192364           12.329403               10.16%               92          2004
Income Fund: Class A              8.847675           11.192364               26.50%               92          2003
                                 10.657804            8.847675              -16.98%                0          2002
                                 11.093825           10.657804               -3.93%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.823618            7.179127                5.21%                0          2004
Opportunities Fund: Class A       5.367438            6.823618               27.13%                0          2003
                                  7.034588            5.367438              -23.70%                0          2002
                                  8.426094            7.034588              -16.51%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            11.634678           13.129249               12.85%                0          2004
Income Advantage Fund:            8.244546           11.634678               41.12%                0          2003
Class T                           8.743611            8.244546               -5.71%                0          2002
                                  9.006806            8.743611               -2.92%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.998177            8.879944               11.02%                0          2004
Fund: Class A                     5.640785            7.998177               41.79%                0          2003
                                  7.188672            5.640785              -21.53%                0          2002
                                  9.161920            7.188672              -21.54%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           11.003353               10.03%                0          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        14.520947           17.877237               23.11%                0          2004
Sheet Investment Fund:           11.405742           14.520947               27.31%                0          2003
Class A                          12.345200           11.405742               -7.61%                0          2002
                                 10.676475           12.345200               15.63%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           12.364846           13.788137               11.51%                0          2004
Fund, Inc. - Mutual Shares        9.973684           12.364846               23.97%                0          2003
Fund: Class A                    11.431530            9.973684              -12.75%                0          2002
                                 10.984073           11.431530                4.07%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.207126            6.893646               11.06%                0          2004
Growth Fund: Class A              4.588663            6.207126               35.27%                0          2003
                                  6.632448            4.588663              -30.81%                0          2002
                                  8.495548            6.632448              -21.93%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.490111               14.90%                0          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      12.777183           13.159706                2.99%                0          2004
                                 12.223808           12.777183                4.53%                0          2003
                                 11.386272           12.223808                7.36%                0          2002
                                 10.551441           11.386272                7.91%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        12.032091           12.262742                1.92%                0           2004
Class A                          11.869452           12.032091                1.37%                0           2003
                                 11.037377           11.869452                7.54%                0           2002
                                 10.485196           11.037377                5.27%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.657686           12.862293                1.62%                0           2004
Fund: Class D                    12.643262           12.657686                0.11%                0           2003
                                 11.595263           12.643262                9.04%                0           2002
                                 10.928326           11.595263                6.10%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.171432           10.772332                5.91%                0           2004
Class A                          10.000000           10.171432                1.71%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             4.760449            5.056586                6.22%                0           2004
Class D                           3.642296            4.760449               30.70%                0           2003
                                  5.199779            3.642296              -29.95%                0           2002
                                  7.329689            5.199779              -29.06%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.500955           10.809372                2.94%                0           2004
Destinations Conservative         9.928482           10.500955                5.77%                0           2003
Fund: Service Class              10.053116            9.928482               -1.24%                0           2002
                                 10.019531           10.053116                0.34%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.086770           10.610098                5.19%                0           2004
Destinations Moderately           9.042787           10.086770               11.54%                0           2003
Conservative Fund: Service        9.611366            9.042787               -5.92%                0           2002
Class                             9.898677            9.611366               -2.90%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.506471           10.219668                7.50%              494           2004
Destinations Moderate             8.082712            9.506471               17.61%              288           2003
Fund: Service Class               9.095610            8.082712              -11.14%               74           2002
                                  9.720134            9.095610               -6.43%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.960721            9.868917               10.14%                0           2004
Destinations Moderately           7.220387            8.960721               24.10%                0           2003
Aggressive Fund: Service          8.588929            7.220387              -15.93%                0           2002
Class                             9.584787            8.588929              -10.39%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.524844            9.548634               12.01%                0           2004
Destinations Aggressive           6.588444            8.524844               29.39%                0           2003
Fund: Class A                     8.218082            6.588444              -19.83%                0           2002
                                  9.446777            8.218082              -13.01%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            7.974482            9.334348               17.05%                0           2004
Index Fund: Class A               5.922899            7.974482               34.64%                0           2003
                                  7.325156            5.922899              -19.14%                0           2002
                                  9.623620            7.325156              -23.88%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         11.132662           12.675454               13.86%                0           2004
Fund: Class A                     8.850093           11.132662               25.79%                0           2003
                                 10.448348            8.850093              -15.30%                0           2002
                                 11.169414           10.448348               -6.46%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.357178           11.761495               13.56%              103           2004
Index Fund: Class A               7.844295           10.357178               32.03%              103           2003
                                  9.423578            7.844295              -16.76%                0           2002
                                  9.766398            9.423578               -3.51%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.228395           10.117364               -1.09%              168           2004
Fund: Service Class              10.358455           10.228395               -1.26%              168           2003
                                 10.438085           10.358455               -0.76%              110           2002
                                 10.276763           10.438085                1.57%              401           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        8.359127            9.015432                7.85%                0           2004
Class D                           6.693851            8.359127               24.88%                0           2003
                                  8.221382            6.693851              -18.58%                0           2002
                                  9.504046            8.221382              -13.50%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           7.330039            7.943218                8.37%              137           2004
Fund: Service Class               5.838182            7.330039               25.55%              137           2003
                                  7.684614            5.838182              -24.03%                0           2002
                                  8.922567            7.684614              -13.87%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.296303           13.958505               23.57%                0           2004
Class A                           7.767790           11.296303               45.42%                0           2003
                                  9.706612            7.767790              -19.97%                0           2002
                                 10.070578            9.706612               -3.61%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.484532           12.130526               15.70%                0           2004
Fund: Class A                     7.336956           10.484532               42.90%                0           2003
                                  9.445600            7.336956              -22.32%                0           2002
                                  9.456753            9.445600               -0.12%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   12.099772           13.481633               11.42%                0           2004
Opportunities Fund: Class A       9.009177           12.099772               34.30%                0           2003
                                 10.707743            9.009177              -15.86%                0           2002
                                 10.701857           10.707743                0.05%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.695057           10.334243                6.59%                0          2004
Insurance Trust - J.P.            8.333149            9.695057               16.34%                0          2003
Morgan GVIT Balanced Fund:        9.672636            8.333149              -13.85%                0          2002
Class I                          10.000000            9.672636               -3.27%                0          2001*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.385314            9.997158                6.52%                0          2004
Fund: I Shares                    8.378893            9.385314               12.01%                0          2003
                                  9.127796            8.378893               -8.20%                0          2002
                                  9.764128            9.127796               -6.52%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.541808            7.703315               17.76%                0          2004
International Growth Fund:        4.940164            6.541808               32.42%                0          2003
I Shares                          6.760387            4.940164              -26.92%                0          2002
                                  8.912181            6.760387              -24.14%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.001222            6.175284                2.90%                0          2004
Fund: I Shares                    4.972631            6.001222               20.69%                0          2003
                                  6.839748            4.972631              -27.30%                0          2002
                                  8.821665            6.839748              -22.47%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        5.307868            5.459390                2.85%                0          2004
                                  4.101767            5.307868               29.40%                0          2003
                                  5.763479            4.101767              -28.83%                0          2002
                                  7.939642            5.763479              -27.41%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.373433            5.323610               21.73%                0          2004
                                  3.552260            4.373433               23.12%                0          2003
                                  4.758707            3.552260              -25.35%                0          2002
                                  6.842218            4.758707              -30.45%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.264197            5.458409                3.69%                0          2004
                                  4.312695            5.264197               22.06%                0          2003
                                  5.933107            4.312695              -27.31%                0          2002
                                  7.831061            5.933107              -24.24%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 13.612877           15.367222               12.89%                0          2004
Portfolio: Open Shares            9.999234           13.612877               36.14%                0          2003
                                 12.385009            9.999234              -19.26%                0          2002
                                 10.712211           12.385009               15.62%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         16.010871           18.668959               16.60%                0           2004
Fund: Trust Class                12.377715           16.010871               29.35%                0           2003
                                 12.987109           12.377715               -4.69%                0           2002
                                 11.794811           12.987109               10.11%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.682950            9.890484               13.91%                0           2004
Fund: Trust Class                 6.545839            8.682950               32.65%                0           2003
                                  8.992137            6.545839              -27.20%                0           2002
                                  9.333138            8.992137               -3.65%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.445924           11.045997               16.94%                0           2004
Fund: Trust Class                 7.086751            9.445924               33.29%                0           2003
                                  9.605670            7.086751              -26.22%                0           2002
                                 10.105906            9.605670               -4.95%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.252462               12.52%                0          2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.180491            7.510356                4.59%                0           2004
Appreciation Fund: Class A        5.645379            7.180491               27.19%              226           2003
                                  7.792177            5.645379              -27.55%               80           2002
                                  9.085316            7.792177              -14.23%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.183586           11.999795                7.30%                0           2004
Income Fund: Class A             10.000000           11.183586               11.84%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          8.793432           10.252731               16.60%              128           2004
Class A                           6.255345            8.793432               40.57%              332           2003
                                  8.209944            6.255345              -23.81%               71           2002
                                  9.475079            8.209944              -13.35%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.412402           13.367943                7.70%                0           2004
Income Fund: Class A             10.563715           12.412402               17.50%                0           2003
                                 10.062997           10.563715                4.98%                0           2002
                                  9.890365           10.062997                1.75%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.507127               15.07%                0          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         12.396723           12.745096                2.81%                0           2004
Class A                          12.009387           12.396723                3.23%                0           2003
                                 11.148312           12.009387                7.72%                0           2002
                                 10.413924           11.148312                7.05%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.617460           14.409261               14.20%                0           2004
Equity Fund: Class A             10.000000           12.617460               26.17%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.707286           12.053982                2.96%                0           2004
A                                10.000000           11.707286               17.07%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.979663           10.781471                8.03%                0           2004
Stock Fund: Class Z               7.323216            9.979663               36.27%                0           2003
                                  9.232161            7.323216              -20.68%                0           2002
                                  9.560395            9.232161               -3.43%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.233018            4.924553               16.34%                0           2004
Growth Fund: Class Z              3.209092            4.233018               31.91%                0           2003
                                  5.245045            3.209092              -38.82%                0           2002
                                  7.722367            5.245045              -32.08%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.914322           10.964836               10.60%                0          2004
Investor Class                   10.000000            9.914322               -0.86%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.421356            6.869200                6.97%                0           2004
Fund: Investor Class              5.251896            6.421356               22.27%                0           2003
                                  6.838559            5.251896              -23.20%                0           2002
                                  8.708516            6.838559              -21.47%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          10.851054           12.595286               16.07%                0           2004
Class A                           8.461974           10.851054               28.23%                0           2003
                                  9.427725            8.461974              -10.24%                0           2002
                                 10.422419            9.427725               -9.54%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.357087           13.833372               11.95%                0           2004
Income Fund: Class A             10.000000           12.357087               23.57%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.232105           14.545159               18.91%                0           2004
Fund: Class A                    10.000000           12.232105               22.32%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.699980           17.054108               34.28%                0           2004
Securities Fund: Class A         10.000000           12.699980               27.00%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.170827           13.543557               11.28%                0           2004
Small Cap Fund: Class A          10.000000           12.170827               21.71%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                   Additional Contract Options Elected (Total
           1.80%) (Variable account charges of 1.80% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account           Accumulation        Accumulation       Percent Change in       Number of       Period
                             Unit Value at       Unit Value at       Accumulation Unit  Accumulation Units
                              Beginning of       End of Period             Value         at End of Period
                                 Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                5.038633            5.538749                9.93%                0           2004
Investor Class                    3.710633            5.038633               35.79%                0           2003
                                  5.646969            3.710633              -34.29%                0           2002
                                  8.569939            5.646969              -34.11%               42           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          6.025320            6.688430               11.01%                0           2004
Fund: Investor Class              4.596178            6.025320               31.09%                0           2003
                                  6.821495            4.596178              -32.62%                0           2002
                                  8.784743            6.821495              -22.35%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.356301            9.532086                1.88%                0           2004
Investor Class                    8.184274            9.356301               14.32%                0           2003
                                  9.519012            8.184274              -14.02%                0           2002
                                  9.785394            9.519012               -2.72%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          5.634241            6.080991                7.93%                0          2004
Investor Class                    4.611651            5.634241               22.17%                0          2003
                                  6.357356            4.611651              -27.46%                0          2002
                                  7.960839            6.357356              -20.14%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         7.996117            8.850496               10.68%                0          2004
Growth: Advisor Class             6.295918            7.996117               27.00%                0          2003
                                  7.974573            6.295918              -21.05%                0          2002
                                  8.889055            7.974573              -10.29%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  6.026566            6.808185               12.97%                0          2004
International Growth:             4.905228            6.026566               22.86%                0          2003
Advisor Class                     6.203519            4.905228              -20.93%                0          2002
                                  8.654482            6.203519              -28.32%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           11.350273           11.219434               -1.15%                0          2004
Term Government: Investor        11.430866           11.350273               -0.71%                0          2003
Class                            11.061129           11.430866                3.34%                0          2002
                                 10.513118           11.061129                5.21%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           6.228912            6.770975                8.70%                0          2004
Investor Class                    5.041040            6.228912               23.56%                0          2003
                                  6.679706            5.041040              -24.53%                0          2002
                                  7.967308            6.679706              -16.16%               41          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.224493               12.24%                0          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.374469            8.681862                3.67%                0          2004
Inc.                              7.083660            8.374469               18.22%                0          2003
                                  8.706261            7.083660              -18.64%                0          2002
                                  9.934755            8.706261              -12.37%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.728311           10.912729               12.17%                0          2004
Fund                              7.102274            9.728311               36.97%                0          2003
                                  9.059133            7.102274              -21.60%                0          2002
                                 10.241246            9.059133               11.54%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account           Accumulation        Accumulation       Percent Change in       Number of       Period
                             Unit Value at       Unit Value at       Accumulation Unit  Accumulation Units
                              Beginning of       End of Period             Value         at End of Period
                                 Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.126160                1.26%                0          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.525680            5.747842                4.02%                0          2004
Century Fund, Inc.: Class Z       4.470251            5.525680               23.61%                0          2003
                                  6.445616            4.470251              -30.65%                0          2002
                                  8.605693            6.445616              -25.10%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       12.739679           13.358732                4.86%                0          2004
F                                11.493797           12.739679               10.84%                0          2003
                                 10.946050           11.493797                5.00%                0          2002
                                 10.387125           10.946050                5.38%               41          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.272290            8.067868               10.94%                0          2004
Fund: Class F                     5.975074            7.272290               21.71%                0          2003
                                  7.551492            5.975074              -20.88%                0          2002
                                  8.670882            7.551492              -12.91%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       10.507135           11.518033                9.62%                0          2004
                                  8.711891           10.507135               20.61%                0          2003
                                  8.866190            8.711891               -1.74%                0          2002
                                  9.203112            8.866190               -3.66%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           12.147861           12.313467                1.36%                0           2004
Corporate Bond Fund:             11.665999           12.147861                4.13%                0           2003
Institutional Service            10.907893           11.665999                6.95%                0           2002
Shares                           10.345136           10.907893                5.44%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.484636            9.797345                3.30%                0           2004
Fund: Class A                     8.193930            9.484636               15.75%                0           2003
                                  9.149143            8.193930              -10.44%                0           2002
                                  9.481207            9.149143               -3.50%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           6.244968            6.307095                0.99%                0           2004
Growth Fund: Class A              4.815068            6.244968               29.70%                0           2003
                                  7.058344            4.815068              -31.78%                0           2002
                                  8.760319            7.058344              -19.43%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          11.171493           12.300147               10.10%               80           2004
Income Fund: Class A              8.835658           11.171493               26.44%               50           2003
                                 10.648758            8.835658              -17.03%                7           2002
                                 11.090091           10.648758               -3.98%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.810900            7.162088                5.16%                0           2004
Opportunities Fund: Class A       5.360156            6.810900               27.07%                0           2003
                                  7.028615            5.360156              -23.74%                0           2002
                                  8.423256            7.028615              -16.56%               38           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            11.612961           13.098083               12.79%                0           2004
Income Advantage Fund:            8.233344           11.612961               41.05%                0           2003
Class T                           8.736173            8.233344               -5.76%                0           2002
                                  9.003769            8.736173               -2.97%               48           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account           Accumulation        Accumulation       Percent Change in       Number of       Period
                             Unit Value at       Unit Value at       Accumulation Unit  Accumulation Units
                              Beginning of       End of Period             Value         at End of Period
                                 Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.984947            8.860733               10.97%                0           2004
Fund: Class A                     5.634318            7.984947               41.72%                0           2003
                                  7.184107            5.634318              -21.57%                0           2002
                                  9.160799            7.184107              -21.58%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           10.999651               10.00%                0          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        14.496945           17.838618               23.05%                0           2004
Sheet Investment Fund:           11.392686           14.496945               27.25%                0           2003
Class A                          12.337358           11.392686               -7.66%                0           2002
                                 10.675170           12.337358               15.57%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           12.341776           13.755421               11.45%               71           2004
Fund, Inc. - Mutual Shares        9.960143           12.341776               23.91%               44           2003
Fund: Class A                    11.421839            9.960143              -12.80%                6           2002
                                 10.980388           11.421839                4.02%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.195527            6.877263               11.00%              147           2004
Growth Fund: Class A              4.582422            6.195527               35.20%               92           2003
                                  6.626815            4.582422              -30.85%               14           2002
                                  8.492688            6.626815              -21.97%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.486259               14.86%                0          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      12.753298           13.128421                2.94%                0           2004
                                 12.207172           12.753298                4.47%                0           2003
                                 11.376566           12.207172                7.30%                0           2002
                                 10.547846           11.376566                7.86%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        12.012170           12.236209                1.87%                0           2004
Class A                          11.855834           12.012170                1.32%                0           2003
                                 11.030329           11.855834                7.48%                0           2002
                                 10.483866           11.030329                5.21%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.634076           12.831762                1.56%                0           2004
Fund: Class D                    12.626103           12.634076                0.06%                0           2003
                                 11.585423           12.626103                8.98%                0           2002
                                 10.924644           11.585423                6.05%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.171264           10.766667                5.85%                0           2004
Class A                          10.000000           10.171264                1.71%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             4.751530            5.044543                6.17%                0           2004
Class D                           3.637329            4.751530               30.63%                0           2003
                                  5.195344            3.637329              -29.99%                0           2002
                                  7.327215            5.195344              -29.10%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account           Accumulation        Accumulation       Percent Change in       Number of       Period
                             Unit Value at       Unit Value at       Accumulation Unit  Accumulation Units
                              Beginning of       End of Period             Value         at End of Period
                                 Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.483616           10.786037                2.88%                0           2004
Destinations Conservative         9.917134           10.483616                5.71%                0           2003
Fund: Service Class              10.046740            9.917134               -1.29%                0           2002
                                 10.018304           10.046740                0.28%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.070143           10.587213                5.13%                0           2004
Destinations Moderately           9.032469           10.070143               11.49%                0           2003
Conservative Fund: Service        9.605280            9.032469               -5.96%                0           2002
Class                             9.897465            9.605280               -2.95%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.490779           10.197620                7.45%                0           2004
Destinations Moderate             8.073470            9.490779               17.56%                0           2003
Fund: Service Class               9.089844            8.073470              -11.18%                0           2002
                                  9.718946            9.089844               -6.47%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.945922            9.847600               10.08%                0           2004
Destinations Moderately           7.212133            8.945922               24.04%                0           2003
Aggressive Fund: Service          8.583484            7.212133              -15.98%                0           2002
Class                             9.583619            8.583484              -10.44%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.510742            9.528002               11.95%                0           2004
Destinations Aggressive           6.580889            8.510742               29.33%                0           2003
Fund: Class A                     8.212854            6.580889              -19.87%                0           2002
                                  9.445621            8.212854              -13.05%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            7.961311            9.314204               16.99%                0           2004
Index Fund: Class A               5.916125            7.961311               34.57%                0           2003
                                  7.320508            5.916125              -19.18%                0           2002
                                  9.622441            7.300508              -23.92%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         11.111894           12.645361               13.80%                0           2004
Fund: Class A                     8.838077           11.111894               25.73%                0           2003
                                 10.439484            8.838077              -15.34%                0           2002
                                 11.165662           10.439484               -6.50%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.340057           11.736062               13.50%                0           2004
Index Fund: Class A               7.835320           10.340057               31.97%                0           2003
                                  9.417590            7.835320              -16.80%                0           2002
                                  9.765196            9.417590               -3.56%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.209280           10.093317               -1.14%                0           2004
Fund: Service Class              10.344360           10.209280               -1.31%                0           2003
                                 10.429191           10.344360               -0.81%                0           2002
                                 10.273263           10.429191                1.52%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        8.343530            8.994021                7.80%                0           2004
Class D                           6.684775            8.343530               24.81%                0           2003
                                  8.214418            6.684775              -18.62%                0           2002
                                  9.500854            8.214418              -13.54%               17           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           7.316371            7.924369                8.31%              782           2004
Fund: Service Class               5.830266            7.316371               25.49%              782           2003
                                  7.678107            5.830266              -24.07%              782           2002
                                  8.919571            7.678107              -13.92%               35           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account           Accumulation        Accumulation       Percent Change in       Number of       Period
                             Unit Value at       Unit Value at       Accumulation Unit  Accumulation Units
                              Beginning of       End of Period             Value         at End of Period
                                 Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.275230           13.925379               23.50%                0           2004
Class A                           7.757236           11.275230               45.35%                0           2003
                                  9.698379            7.757236              -20.02%                0           2002
                                 10.067190            9.698379               -3.66%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.467221           12.104347               15.64%                0           2004
Fund: Class A                     7.328565           10.467221               42.83%                0           2003
                                  9.439607            7.328565              -22.36%                0           2002
                                  9.455597            9.439607               -0.17%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   12.079810           13.452548               11.36%                0           2004
Opportunities Fund: Class A       8.998889           12.079810               34.24%                0           2003
                                 10.700958            8.998889              -15.91%                0           2002
                                 10.700555           10.700958                0.00%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.683116           10.316266                6.54%                0           2004
Insurance Trust - J.P.            8.327131            9.683116               16.28%                0           2003
Morgan GVIT Balanced Fund:        9.670585            8.327131              -13.89%                0           2002
Class I                          10.000000            9.670585               -3.29%                0          2001*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.369812            9.975562                6.46%                0           2004
Fund: I Shares                    8.369315            9.369812               11.95%                0           2003
                                  9.122012            8.369315               -8.25%                0           2002
                                  9.762933            9.122012               -6.56%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.531019            7.686696               17.70%                0           2004
International Growth Fund:        4.934523            6.531019               32.35%                0           2003
I Shares                          6.756105            4.934523              -26.96%                0           2002
                                  8.911091            6.756105              -24.18%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           5.991282            6.161916                2.85%                0           2004
Fund: I Shares                    4.966925            5.991282               20.62%                0           2003
                                  6.835405            4.966925              -27.34%                0           2002
                                  8.820585            6.835405              -22.51%               18           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        5.297953            5.446431                2.80%                0           2004
                                  4.096190            5.297953               29.34%                0           2003
                                  5.758578            4.096190              -28.87%                0           2002
                                  7.936977            5.758578              -27.45%               40           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.365256            5.310944               21.66%                0           2004
                                  3.547423            4.365256               23.05%                0           2003
                                  4.754665            3.547423              -25.39%                0           2002
                                  6.839914            4.754665              -30.49%               50           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.254347            5.445418                3.64%                0           2004
                                  4.306822            5.254347               22.00%                0           2003
                                  5.928060            4.306822              -27.35%                0           2002
                                  7.828419            5.928060              -24.28%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 13.587493           15.330758               12.83%                0           2004
Portfolio: Open Shares            9.985653           13.587493               36.07%                0           2003
                                 12.374495            9.985653              -19.30%                0           2002
                                 10.708596           12.374495               15.56%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account           Accumulation        Accumulation       Percent Change in       Number of       Period
                             Unit Value at       Unit Value at       Accumulation Unit  Accumulation Units
                              Beginning of       End of Period             Value         at End of Period
                                 Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         15.981017           18.624662               16.54%                0           2004
Fund: Trust Class                12.360915           15.981017               29.29%                0           2003
                                 12.976097           12.360915               -4.74%                0           2002
                                 11.790857           12.976097               10.05%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.666757            9.867021               13.85%                0           2004
Fund: Trust Class                 6.536957            8.666757               32.58%                0           2003
                                  8.984516            6.536957              -27.24%                0           2002
                                  9.330000            8.984516               -3.70%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.428309           11.019775               16.88%                0           2004
Fund: Trust Class                 7.077127            9.428309               33.22%                0           2003
                                  9.597515            7.077127              -26.26%                0           2002
                                 10.102504            9.597515               -5.00%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.248680               12.49%                0          2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.168649            7.494165                4.54%              124           2004
Appreciation Fund: Class A        5.638922            7.168649               27.13%               76           2003
                                  7.787235            5.638922              -27.59%               11           2002
                                  9.084201            7.787235              -14.28%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.179767           11.989591                7.24%                0           2004
Income Fund: Class A             10.000000           11.179767               11.80%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          8.777027           10.228404               16.54%                0           2004
Class A                           6.246851            8.777027               40.50%                0           2003
                                  8.202971            6.246851              -23.85%                0           2002
                                  9.471891            8.202971              -13.40%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.391909           13.339081                7.64%                0           2004
Income Fund: Class A             10.551646           12.391909               17.44%                0           2003
                                 10.056616           10.551646                4.92%                0           2002
                                  9.889153           10.056616                1.69%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.503272               15.03%                0          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         12.376203           12.717522                2.76%              473          2004
Class A                          11.995613           12.376203                3.17%              473          2003
                                 11.141195           11.995613                7.67%              473          2002
                                 10.412605           11.141195                7.00%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.613173           14.397042               14.14%                0          2004
Equity Fund: Class A             10.000000           12.613173               26.13%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.703311           12.043749                2.91%                0          2004
A                                10.000000           11.703311               17.03%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account           Accumulation        Accumulation       Percent Change in       Number of       Period
                             Unit Value at       Unit Value at       Accumulation Unit  Accumulation Units
                              Beginning of       End of Period             Value         at End of Period
                                 Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.961028           10.755865                7.98%                0          2004
Stock Fund: Class Z               7.313265            9.961028               36.20%                0          2003
                                  9.224320            7.313265              -20.72%                0          2002
                                  9.557179            9.224320               -3.48%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.225997            4.913879               16.28%                0          2004
Growth Fund: Class Z              3.205402            4.225997               31.84%                0          2003
                                  5.241695            3.205402              -38.85%                0          2002
                                  7.721415            5.241695              -32.11%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.913523           10.958384               10.54%                0          2004
Investor Class                   10.000000            9.913523               -0.86%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.410756            6.854376                6.92%                0          2004
Fund: Investor Class              5.245895            6.410756               22.21%                0          2003
                                  6.834221            5.245895              -23.24%                0          2002
                                  8.707452            6.834221              -21.51%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          10.830795           12.565366               16.02%                0          2004
Class A                           8.450472           10.830795               28.17%                0          2003
                                  9.419709            8.450472              -10.29%                0          2002
                                 10.418903            9.419709               -9.59%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.352892           13.821648               11.89%                0          2004
Income Fund: Class A             10.000000           12.352892               23.53%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.227951           14.532826               18.85%                0          2004
Fund: Class A                    10.000000           12.227951               22.28%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.695674           17.039663               34.22%                0          2004
Securities Fund: Class A         10.000000           12.695674               26.96%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.166692           13.532052               11.22%                0          2004
Small Cap Fund: Class A          10.000000           12.166692               21.67%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                   Additional Contract Options Elected (Total
           1.85%) (Variable account charges of 1.85% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                5.029221            5.525585                9.87%                0          2004
Investor Class                    3.705578            5.029221               35.72%                0          2003
                                  5.642169            3.705578              -34.32%                0          2002
                                  8.567054            5.642169              -34.14%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          6.014059            6.672531               10.95%                0          2004
Fund: Investor Class              4.589920            6.014059               31.03%                0          2003
                                  6.815688            4.589920              -32.66%                0          2002
                                  8.781781            6.815688              -22.39%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.338850            9.509467                1.83%                0          2004
Investor Class                    8.173156            9.338850               14.26%                0          2003
                                  9.510939            8.173156              -14.07%                0          2002
                                  9.782105            9.510939               -2.77%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          5.623734            6.066567                7.87%                0           2004
Investor Class                    4.605394            5.623734               22.11%                0           2003
                                  6.351961            4.605394              -27.50%                0           2002
                                  7.958157            6.351961              -20.18%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         7.981194            8.829477               10.63%                0           2004
Growth: Advisor Class             6.287364            7.981194               26.94%                0           2003
                                  7.967797            6.287364              -21.09%                0           2002
                                  8.886064            7.967797              -10.33%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  6.015313            6.792024               12.91%                0           2004
International Growth:             4.898561            6.015313               22.80%                0           2003
Advisor Class                     6.198246            4.898561              -20.97%                0           2002
                                  8.651563            6.198246              -28.36%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           11.329128           11.192829               -1.20%              118           2004
Term Government: Investor        11.415376           11.329128               -0.76%                0           2003
Class                            11.051759           11.415376                3.29%                0           2002
                                 10.509588           11.051759                5.16%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           6.217276            6.754877                8.65%              167           2004
Investor Class                    5.034183            6.217276               23.50%              163           2003
                                  6.674032            5.034183              -24.57%                0           2002
                                  7.964626            6.674032              -16.20%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.220714               12.21%                0          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.358846            8.661246                3.62%              159           2004
Inc.                              7.074041            8.358846               18.16%                0           2003
                                  8.698877            7.074041              -18.68%                0           2002
                                  9.931413            8.698877              -12.41%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.710145           10.886805               12.12%                0           2004
Fund                              7.092611            9.710145               36.91%                0           2003
                                  9.051437            7.092611              -21.64%                0           2002
                                 10.237795            9.051437              -11.59%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.126963                1.26%                0          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.515376            5.734205                3.97%              191           2004
Century Fund, Inc.: Class Z       4.464177            5.515376               23.55%              185           2003
                                  6.440138            4.464177              -30.68%                0           2002
                                  8.602792            6.440138              -25.14%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       12.715930           13.327046                4.81%                0           2004
F                                11.478212           12.715930               10.78%                0           2003
                                 10.936781           11.478212                4.95%                0           2002
                                 10.383638           10.936781                5.33%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.260276            8.050436               10.88%                0           2004
Fund: Class F                     5.968237            7.260276               21.65%                0           2003
                                  7.546690            5.968237              -20.92%                0           2002
                                  8.669819            7.546690              -12.95%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       10.487488           11.490641                9.57%               60           2004
                                  8.700031           10.487488               20.55%                0           2003
                                  8.858631            8.700031               -1.79%                0           2002
                                  9.199973            8.858631               -3.71%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           12.127741           12.286814                1.31%              108           2004
Corporate Bond Fund:             11.652610           12.127741                4.08%                0           2003
Institutional Service            10.900925           11.652610                6.90%                0           2002
Shares                           10.343825           10.900925                5.39%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.466956            9.774103                3.24%                0           2004
Fund: Class A                     8.182816            9.466956               15.69%                0           2003
                                  9.141383            8.182816              -10.49%                0           2002
                                  9.478020            9.141383               -3.55%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           6.234653            6.293473                0.94%                0           2004
Growth Fund: Class A              4.809558            6.234653               29.63%                0           2003
                                  7.053852            4.809558              -31.82%                0           2002
                                  8.759242            7.053852              -19.47%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          11.150638           12.270932               10.05%              186           2004
Income Fund: Class A              8.823655           11.150638               26.37%              194           2003
                                 10.639727            8.823655              -17.07%                0           2002
                                 11.086366           10.639727               -4.03%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.798168            7.145076                5.10%                0           2004
Opportunities Fund: Class A       5.352854            6.798168               27.00%                0           2003
                                  7.022633            5.352854              -23.78%                0           2002
                                  8.420422            7.022633              -16.60%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            11.591323           13.067025               12.73%                0           2004
Income Advantage Fund:            8.222180           11.591323               40.98%                0           2003
Class T                           8.728772            8.222180               -5.80%                0           2002
                                  9.000735            8.728772               -3.02%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.971751            8.841603               10.91%                0           2004
Fund: Class A                     5.627862            7.971751               41.65%                0           2003
                                  7.179541            5.627862              -21.61%                0           2002
                                  9.159677            7.179541              -21.62%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           10.995945                9.96%                0          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        14.473007           17.800091               22.99%               70           2004
Sheet Investment Fund:           11.379652           14.473007               27.18%               76           2003
Class A                          12.329529           11.379652               -7.70%                0           2002
                                 10.673867           12.329529               15.51%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           12.318755           13.722776               11.40%                0           2004
Fund, Inc. - Mutual Shares        9.946619           12.318755               23.85%                0           2003
Fund: Class A                    11.412147            9.946619              -12.84%                0           2002
                                 10.976690           11.412147                3.97%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.183978            6.860942               10.95%                0           2004
Growth Fund: Class A              4.576197            6.183978               35.13%                0           2003
                                  6.621186            4.576197              -30.89%                0           2002
                                  8.489824            6.621186              -22.01%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.482386               14.82%                0          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      12.729455           13.097204                2.89%                0           2004
                                 12.190555           12.729455                4.42%                0           2003
                                 11.366866           12.190555                7.25%                0           2002
                                 10.544251           11.366866                7.80%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        11.992277           12.209724                1.81%                0           2004
Class A                          11.842231           11.992277                1.27%                0           2003
                                 11.023285           11.842231                7.43%                0           2002
                                 10.482538           11.023285                5.16%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.610511           12.801314                1.51%                0           2004
Fund: Class D                    12.608980           12.610511                0.01%                0           2003
                                 11.575597           12.608980                8.93%                0           2002
                                 10.920963           11.575597                5.99%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.171093           10.761015                5.80%                0           2004
Class A                          10.000000           10.171093                1.71%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             4.742674            5.032567                6.11%                0           2004
Class D                           3.632391            4.742674               30.57%                0           2003
                                  5.190932            3.632391              -30.02%                0           2002
                                  7.324747            5.190932              -29.13%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.466303           10.762745                2.83%                0           2004
Destinations Conservative         9.905799           10.466303                5.66%                0           2003
Fund: Service Class              10.040366            9.905799               -1.34%                0           2002
                                 10.017074           10.040366                0.23%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.053498           10.564330                5.08%                0           2004
Destinations Moderately           9.022135           10.053498               11.43%                0           2003
Conservative Fund: Service        9.599184            9.022135               -6.01%                0           2002
Class                             9.896256            9.599184               -3.00%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.475085           10.175575                7.39%                0           2004
Destinations Moderate             8.064228            9.475085               17.50%                0           2003
Fund: Service Class               9.084065            8.064228              -11.23%                0           2002
                                  9.717752            9.084065               -6.52%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.931138            9.826325               10.02%               73           2004
Destinations Moderately           7.203877            8.931138               23.98%                0           2003
Aggressive Fund: Service          8.578028            7.203877              -16.02%                0           2002
Class                             9.582437            8.578028              -10.48%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.496690            9.507428               11.90%                0           2004
Destinations Aggressive           6.573366            8.496690               29.26%                0           2003
Fund: Class A                     8.207646            6.573366              -19.91%                0           2002
                                  9.444464            8.207646              -13.10%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            7.948151            9.294067               16.93%                0           2004
Index Fund: Class A               5.909341            7.948151               34.50%                0           2003
                                  7.315852            5.909341              -19.23%                0           2002
                                  9.621264            7.315852              -23.96%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         11.091159           12.615335               13.74%                0           2004
Fund: Class A                     8.826078           11.091159               25.66%                0           2003
                                 10.430625            8.826078              -15.38%                0           2002
                                 11.161909           10.430625               -6.55%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.322982           11.710727               13.44%              189           2004
Index Fund: Class A               7.826354           10.322982               31.90%                0           2003
                                  9.411614            7.826354              -16.84%                0           2002
                                  9.764004            9.411614               -3.61%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.190191           10.069316               -1.19%                0           2004
Fund: Service Class              10.330279           10.190191               -1.36%              381           2003
                                 10.420300           10.330279               -0.86%                0           2002
                                 10.269761           10.420300                1.47%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        8.327965            8.972682                7.74%                0           2004
Class D                           6.675689            8.327965               24.75%                0           2003
                                  8.207439            6.675689              -18.66%                0           2002
                                  9.497653            8.207439              -13.58%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           7.302729            7.905565                8.25%              431           2004
Fund: Service Class               5.822348            7.302729               25.43%              428           2003
                                  7.671592            5.822348              -24.11%                0           2002
                                  8.916568            7.671592              -13.96%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.254192           13.892329               23.44%                0           2004
Class A                           7.746700           11.254192               45.28%                0           2003
                                  9.690147            7.746700              -20.06%                0           2002
                                 10.063806            9.690147               -3.71%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.449889           12.078160               15.58%                0           2004
Fund: Class A                     7.320150           10.449889               42.76%                0           2003
                                  9.433596            7.320150              -22.40%                0           2002
                                  9.454434            9.433596               -0.22%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   12.059834           13.423460               11.31%                0           2004
Opportunities Fund: Class A       8.988581           12.059834               34.17%                0           2003
                                 10.694161            8.988581              -15.95%                0           2002
                                 10.699250           10.694161               -0.05%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.671219           10.298346                6.48%                0          2004
Insurance Trust - J.P.            8.321124            9.671219               16.22%                0          2003
Morgan GVIT Balanced Fund:        9.668531            8.321124              -13.94%                0          2002
Class I                          10.000000            9.668531               -3.31%                0          2001*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.354322            9.953995                6.41%                0          2004
Fund: I Shares                    8.359736            9.354322               11.90%                0          2003
                                  9.116219            8.359736               -8.30%                0          2002
                                  9.761734            9.116219               -6.61%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.520211            7.670064               17.64%                0          2004
International Growth Fund:        4.928860            6.520211               32.29%                0          2003
I Shares                          6.751800            4.928860              -27.00%                0          2002
                                  8.909992            6.751800              -24.22%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           5.981376            6.148590                2.80%                0          2004
Fund: I Shares                    4.961237            5.981376               20.56%                0          2003
                                  6.831051            4.961237              -27.37%                0          2002
                                  8.819501            6.831051              -22.55%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        5.288050            5.433476                2.75%                0          2004
                                  4.090609            5.288050               29.27%                0          2003
                                  5.753673            4.090609              -28.90%                0          2002
                                  7.934298            5.753673              -27.48%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.357093            5.298326               21.60%                0          2004
                                  3.542596            4.357093               22.99%                0          2003
                                  4.750614            3.542596              -25.43%                0          2002
                                  6.837601            4.750614              -30.52%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.244557            5.432504                3.58%                0          2004
                                  4.300968            5.244557               21.94%                0          2003
                                  5.923017            4.300968              -27.39%                0          2002
                                  7.825782            5.923017              -24.31%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 13.562145           15.294383               12.77%                0          2004
Portfolio: Open Shares            9.972097           13.562145               36.00%                0          2003
                                 12.364001            9.972097              -19.35%                0          2002
                                 10.704999           12.364001               15.50%                0          2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         15.951232           18.580487               16.48%               78           2004
Fund: Trust Class                12.344151           15.951232               29.22%                0           2003
                                 12.965098           12.344151               -4.79%                0           2002
                                 11.786896           12.965098               10.00%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.650582            9.843591               13.79%                0           2004
Fund: Trust Class                 6.528071            8.650582               32.51%                0           2003
                                  8.976890            6.528071              -27.28%                0           2002
                                  9.326865            8.976890               -3.75%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.410688           10.993588               16.82%                0           2004
Fund: Trust Class                 7.067498            9.410688               33.15%                0           2003
                                  9.589358            7.067498              -26.30%                0           2002
                                 10.099101            9.589358               -5.05%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.244890               12.45%                0          2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.156775            7.477950                4.49%                0           2004
Appreciation Fund: Class A        5.632456            7.156775               27.06%                0           2003
                                  7.782281            5.632456              -27.62%                0           2002
                                  9.083090            7.782281              -14.32%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.175943           11.979389                7.19%                0           2004
Income Fund: Class A             10.000000           11.175943               11.76%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          8.760645           10.204116               16.48%                0           2004
Class A                           6.238359            8.760645               40.43%                0           2003
                                  8.196001            6.238359              -23.89%                0           2002
                                  9.468698            8.196001              -13.44%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.371445           13.310273                7.59%                0           2004
Income Fund: Class A             10.539588           12.371445               17.38%                0           2003
                                 10.050240           10.539588                4.87%                0           2002
                                  9.887947           10.050240                1.64%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.499389               14.99%              202          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         12.355714           12.690004                2.71%                0           2004
Class A                          11.981854           12.355714                3.12%                0           2003
                                 11.134083           11.981854                7.61%                0           2002
                                 10.411287           11.134083                6.94%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.608888           14.384828               14.08%                0           2004
Equity Fund: Class A             10.000000           12.608888               26.09%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.699338           12.033537                2.86%                0           2004
A                                10.000000           11.699338               16.99%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.942428           10.730317                7.92%                0           2004
Stock Fund: Class Z               7.303326            9.942428               36.14%                0           2003
                                  9.216486            7.303326              -20.76%                0           2002
                                  9.553956            9.216486               -3.53%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.219003            4.903251               16.22%                0           2004
Growth Fund: Class Z              3.201723            4.219003               31.77%                0           2003
                                  5.238358            3.201723              -38.88%                0           2002
                                  7.720469            5.238358              -32.15%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.912718           10.951917               10.48%                0          2004
Investor Class                   10.000000            9.912718               -0.87%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.400174            6.839582                6.87%              331           2004
Fund: Investor Class              5.239891            6.400174               22.14%              316           2003
                                  6.829877            5.239891              -23.28%                0           2002
                                  8.706379            6.829877              -21.55%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          10.810603           12.535564               15.96%                0           2004
Class A                           8.439003           10.810603               28.10%                0           2003
                                  9.411721            8.439003              -10.34%                0           2002
                                 10.415397            9.411721               -9.64%                0           2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.348691           13.809912               11.83%              210           2004
Income Fund: Class A             10.000000           12.348691               23.49%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.223793           14.520485               18.79%                0           2004
Fund: Class A                    10.000000           12.223793               22.24%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.691351           17.025178               34.15%                0           2004
Securities Fund: Class A         10.000000           12.691351               26.91%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.162560           13.520570               11.17%                0           2004
Small Cap Fund: Class A          10.000000           12.162560               21.63%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                   Additional Contract Options Elected (Total
           1.90%) (Variable account charges of 1.90% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                5.019820            5.512444                9.81%                0           2004
Investor Class                    3.700534            5.019820               35.65%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          6.002824            6.656685               10.89%                0           2004
Fund: Investor Class              4.583674            6.002824               30.96%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.321399            9.486846                1.77%                0           2004
Investor Class                    8.162050            9.321399               14.20%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          5.613215            6.052128                7.82%                0           2004
Investor Class                    4.599121            5.613215               22.05%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         7.966267            8.808485               10.57%               98           2004
Growth: Advisor Class             6.278804            7.966267               26.88%              101           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  6.004065            6.775878               12.85%                0           2004
International Growth:             4.891888            6.004065               22.74%              160           2003
Advisor Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           11.307996           11.166263               -1.25%               41           2004
Term Government: Investor        11.399901           11.307996               -0.81%               31           2003
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           6.205664            6.738839                8.59%                0           2004
Investor Class                    5.027338            6.205664               23.44%                3           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.216941               12.17%               35          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.343217            8.640649                3.56%              429           2004
Inc.                              7.064419            8.343217               18.10%              426           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.692029           10.860958               12.06%                0           2004
Fund                              7.082980            9.692029               36.84%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.125767                1.26%                0          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.505073            5.720570                3.91%                0           2004
Century Fund, Inc.: Class Z       4.458100            5.505073               23.48%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       12.692199           13.295396                4.75%               44           2004
F                                11.462628           12.692199               10.73%               81           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.248274            8.033037               10.83%                0           2004
Fund: Class F                     5.961401            7.248274               21.59%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       10.467870           11.463304                9.51%                0           2004
                                  8.688182           10.467870               20.48%                1           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           12.107657           12.260217                1.26%                0          2004
Corporate Bond Fund:             11.639242           12.107657                4.02%                0          2003
Institutional Service
Shares
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.449272            9.750876                3.19%                0          2004
Fund: Class A                     8.171696            9.449272               15.63%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           6.224341            6.279856                0.89%                0          2004
Growth Fund: Class A              4.804047            6.224341               29.56%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          11.129853           12.241823                9.99%               68          2004
Income Fund: Class A              8.811685           11.129853               26.31%               71          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.785477            7.128094                5.05%              148          2004
Opportunities Fund: Class A       5.345586            6.785477               26.94%               91          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            11.569661           13.035972               12.67%               20          2004
Income Advantage Fund:            8.210991           11.569661               40.90%               15          2003
Class T
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.958556            8.822477               10.86%              138          2004
Fund: Class A                     5.621415            7.958556               41.58%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           10.992242                9.92%                0          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        14.449111           17.761654               22.93%                0          2004
Sheet Investment Fund:           11.366643           14.449111               27.12%                0          2003
Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           12.295762           13.690185               11.34%              272          2004
Fund, Inc. - Mutual Shares        9.933114           12.295762               23.79%              150          2003
Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.172401            6.844624               10.89%               63          2004
Growth Fund: Class A              4.569957            6.172401               35.06%               79          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.478526               14.79%                0          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      12.705638           13.066039                2.84%               64          2004
                                 12.173950           12.705638                4.37%               45          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        11.972408           12.183286                1.76%                0           2004
Class A                          11.828636           11.972408                1.22%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.586978           12.770907                1.46%              128           2004
Fund: Class D                    12.591867           12.586978               -0.04%              126           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.170923           10.755352                5.75%                0           2004
Class A                          10.000000           10.170923                1.71%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             4.733803            5.020606                6.06%                0           2004
Class D                           3.627445            4.733803               30.50%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.448994           10.739466                2.78%                0           2004
Destinations Conservative         9.894456           10.448994                5.60%                0           2003
Fund: Service Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.036871           10.541484                5.03%                0           2004
Destinations Moderately           9.011805           10.036871               11.37%                0           2003
Conservative Fund: Service
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.459433           10.153583                7.34%                0           2004
Destinations Moderate             8.055002            9.459433               17.44%                0           2003
Fund: Service Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.916378            9.805089                9.97%                0           2004
Destinations Moderately           7.195625            8.916378               23.19%                0           2003
Aggressive Fund: Service
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.482637            9.486866               11.84%                0           2004
Destinations Aggressive           6.565835            8.482637               29.19%                0           2003
Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            7.935001            9.273966               16.87%               28           2004
Index Fund: Class A               5.902573            7.935001               34.43%               52           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         11.070446           12.585369               13.68%                0           2004
Fund: Class A                     8.814083           11.070446               25.60%                2           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.305897           11.685393               13.39%                8           2004
Index Fund: Class A               7.817383           10.305897               31.83%                6           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.171130           10.045360               -1.24%              207           2004
Fund: Service Class              10.316209           10.171130               -1.41%               74           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        8.312430            8.951381                7.69%                0           2004
Class D                           6.666620            8.312430               24.69%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           7.289064            7.886761                8.20%                0           2004
Fund: Service Class               5.814411            7.289064               25.36%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.233183           13.859332               23.38%                0           2004
Class A                           7.736170           11.233183               45.20%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.432624           12.052058               15.52%                0           2004
Fund: Class A                     7.311781           10.432624               42.68%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   12.039906           13.394447               11.25%                0           2004
Opportunities Fund: Class A       8.978300           12.039906               34.10%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.659298           10.280412                6.43%                0           2004
Insurance Trust - J.P.            8.315103            9.659298               16.17%                0           2003
Morgan GVIT Balanced Fund:
Class I
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.338865            9.932477                6.36%                6           2004
Fund: I Shares                    8.350173            9.338865               11.84%                3           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.509419            7.653473               17.58%               52           2004
International Growth Fund:        4.923207            6.509419               32.22%                0           2003
I Shares
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           5.971494            6.135308                2.74%              292           2004
Fund: I Shares                    4.955552            5.971494               20.50%              509           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        5.278166            5.420561                2.70%              180           2004
                                  4.085043            5.278166               29.21%              184           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.348937            5.285716               21.54%              819           2004
                                  3.537769            4.348937               22.93%              605           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.234748            5.419591                3.53%                0           2004
                                  4.295116            5.234748               21.88%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 13.536806           15.258029               12.72%              236           2004
Portfolio: Open Shares            9.958531           13.536806               35.93%              164           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         15.921432           18.536339               16.42%               32           2004
Fund: Trust Class                12.327366           15.921432               29.16%               38           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.634421            9.820204               13.73%                0           2004
Fund: Trust Class                 6.519194            8.634421               32.45%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.393112           10.967464               16.76%               66           2004
Fund: Trust Class                 7.057890            9.393112               33.09%               76           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.241112               12.41%                0          2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.144953            7.461790                4.43%                0           2004
Appreciation Fund: Class A        5.626009            7.144953               27.00%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.172123           11.969194                7.13%                0           2004
Income Fund: Class A             10.000000           11.172123               11.72%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          8.744270           10.179863               16.42%              345           2004
Class A                           6.229871            8.744270               40.36%              330           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.350997           13.281507                7.53%                0           2004
Income Fund: Class A             10.527530           12.350997               17.32%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.495518               14.96%               95          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         12.335238           12.662522                2.65%                9           2004
Class A                          11.968095           12.335238                3.07%                4           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.604590           14.372614               14.03%                0           2004
Equity Fund: Class A             10.000000           12.604590               26.05%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.695364           12.023326                2.80%                0           2004
A                                10.000000           11.695364               16.95%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.923891           10.704853                7.87%              223           2004
Stock Fund: Class Z               7.293418            9.923891               36.07%              197           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.212034            4.892665               16.16%                0           2004
Growth Fund: Class Z              3.198053            4.212034               31.71%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.911916           10.945452               10.43%                0          2004
Investor Class                   10.000000            9.911916               -0.88%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.389568            6.824765                6.81%                0           2004
Fund: Investor Class              5.233880            6.389568               22.08%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          10.790393           12.505765               15.90%                0           2004
Class A                           8.427520           10.790393               28.04%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.344497           13.798196               11.78%                0           2004
Income Fund: Class A             10.000000           12.344497               23.44%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.219646           14.508172               18.73%                0           2004
Fund: Class A                    10.000000           12.219646               22.20%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.687030           17.010723               34.08%               62           2004
Securities Fund: Class A         10.000000           12.687030               26.87%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.158431           13.509101               11.11%                0           2004
Small Cap Fund: Class A          10.000000           12.158431               21.58%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                   Additional Contract Options Elected (Total
           2.05%) (Variable account charges of 2.05% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                4.991661            5.473132                9.65%                0           2004
Investor Class                    3.685412            4.991661               35.44%                0           2003
                                  5.622942            3.685412              -34.46%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          5.969180            6.609247               10.72%                0           2004
Fund: Investor Class              4.564961            5.969180               30.76%                0           2003
                                  6.792502            4.564961              -32.79%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.269254            9.419362                1.62%               21           2004
Investor Class                    8.128815            9.269254               14.03%               21           2003
                                  9.478668            8.128815              -14.24%               21           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          5.581779            6.009034                7.65%                0           2004
Investor Class                    4.580359            5.581779               21.86%                0           2003
                                  6.330356            4.580359              -27.64%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         7.921678            8.745793               10.40%                0           2004
Growth: Advisor Class             6.253207            7.921678               26.68%                0           2003
                                  7.940734            6.253207              -21.25%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  5.970457            6.727647               12.68%                0           2004
International Growth:             4.871953            5.970457               22.55%                0           2003
Advisor Class                     6.177181            4.871953              -21.13%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           11.244725           11.086806               -1.40%                0           2004
Term Government: Investor        11.353472           11.244725               -0.96%                0           2003
Class                            11.014258           11.353472                3.08%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           6.170936            6.690873                8.43%                0           2004
Investor Class                    5.006845            6.170936               23.25%                0           2003
                                  6.651355            5.006845              -24.72%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.205590               12.06%                0          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.296528            8.579155                3.41%                0           2004
Inc.                              7.035627            8.296528               17.92%                0           2003
                                  8.669334            7.035627              -18.84%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.637744           10.783614               11.89%                0           2004
Fund                              7.054087            9.637744               36.63%                0           2003
                                  9.020680            7.054087              -21.80%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.125174                1.25%                0          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.474225            5.679833                3.76%                0           2004
Century Fund, Inc.: Class Z       4.439908            5.474225               23.30%                0           2003
                                  6.418245            4.439908              -30.82%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       12.621185           13.200794                4.59%               45           2004
F                                11.415943           12.621185               10.56%               45           2003
                                 10.899662           11.415943                4.74%               45           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.212337            7.980983               10.66%                0           2004
Fund: Class F                     5.940919            7.212337               21.40%                0           2003
                                  7.527518            5.940919              -21.08%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       10.409167           11.381589                9.34%                0           2004
                                  8.652691           10.409167               20.30%                0           2003
                                  8.828418            8.652691               -1.99%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           12.047512           12.180660                1.11%                0          2004
Corporate Bond Fund:             11.599160           12.047512                3.87%                0          2003
Institutional Service            10.873079           11.599160                6.68%                0          2002
Shares
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.396381            9.681477                3.03%                0          2004
Fund: Class A                     8.138388            9.396381               15.46%                0          2003
                                  9.110334            8.138388              -10.67%                0          2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           6.193465            6.239148                0.74%                0          2004
Growth Fund: Class A              4.787520            6.193465               29.37%                0          2003
                                  7.035912            4.787520              -31.96%                0          2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          11.067560           12.154704                9.82%                0          2004
Income Fund: Class A              8.775783           11.067560               26.11%                0          2003
                                 10.603630            8.775783              -17.24%                0          2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.747475            7.077338                4.89%                0          2004
Opportunities Fund: Class A       5.323784            6.747475               26.74%                0          2003
                                  6.998780            5.323784              -23.93%                0          2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            11.504945           12.943231               12.50%                0          2004
Income Advantage Fund:            8.177545           11.504945               40.69%                0          2003
Class T                           8.699121            8.177545               -6.00%                0          2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.919100            8.765311               10.69%                0          2004
Fund: Class A                     5.602097            7.919100               41.36%                0          2003
                                  7.161288            5.602097              -21.77%                0          2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           10.981123                9.81%                0          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        14.377526           17.646654               22.74%                0          2004
Sheet Investment Fund:           11.327638           14.377526               26.92%                0          2003
Class A                          12.298247           11.327638               -7.89%                0          2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           12.226967           13.592774               11.17%                0          2004
Fund, Inc. - Mutual Shares        9.892645           12.226967               23.60%                0          2003
Fund: Class A                    11.373411            9.892645              -13.02%                0          2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.137825            6.795871               10.72%                0          2004
Growth Fund: Class A              4.551305            6.137825               34.86%                0          2003
                                  6.598659            4.551305              -31.03%                0          2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.466910               14.67%                0          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      12.634393           12.972907                2.68%               13          2004
                                 12.124223           12.634393                4.21%               13          2003
                                 11.328099           12.124223                7.03%               13          2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        11.912945           12.104238                1.61%                0           2004
Class A                          11.787911           11.912945                1.06%                0           2003
                                 10.995126           11.787911                7.21%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.516580           12.680070                1.31%                0           2004
Fund: Class D                    12.540621           12.516580               -0.19%                0           2003
                                 11.536340           12.540621                8.71%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.170413           10.738378                5.58%                0           2004
Class A                          10.000000           10.170413                1.70%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             4.707280            4.984838                5.90%                0           2004
Class D                           3.612631            4.707280               30.30%                0           2003
                                  5.173264            3.612631              -30.17%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.397236           10.669933                2.62%                0           2004
Destinations Conservative         9.860518           10.397236                5.44%                0           2003
Fund: Service Class              10.014878            9.860518               -1.54%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.987153           10.473222                4.87%                0           2004
Destinations Moderately           8.980879            9.987153               11.20%                0           2003
Conservative Fund: Service        9.574813            8.980879               -6.20%                0           2002
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.412559           10.087836                7.17%                0           2004
Destinations Moderate             8.027354            9.412559               17.26%                0           2003
Fund: Service Class               9.061002            8.027354              -11.41%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.872171            9.741567                9.80%                0           2004
Destinations Moderately           7.170907            8.872171               23.72%                0           2003
Aggressive Fund: Service          8.556232            7.170907              -16.19%                0           2002
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.440584            9.425408               11.67%                0           2004
Destinations Aggressive           6.543273            8.440584               29.00%                0           2003
Fund: Class A                     8.186779            6.543273              -20.08%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            7.895665            9.213898               16.70%                0           2004
Index Fund: Class A               5.882289            7.895665               34.23%                0           2003
                                  7.297246            5.882289              -19.39%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         11.008520           12.495843               13.51%                0           2004
Fund: Class A                     8.778178           11.008520               25.41%                0           2003
                                 10.395238            8.778178              -15.56%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.254808           11.609697               13.21%                0           2004
Index Fund: Class A               7.790530           10.254808               31.63%                0           2003
                                  9.387696            7.790530              -17.01%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.114090            9.973752               -1.39%                0           2004
Fund: Service Class              10.274067           10.114090               -1.56%                0           2003
                                 10.384761           10.274067               -1.07%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        8.265871            8.887635                7.52%                0           2004
Class D                           6.639429            8.265871               24.50%                0           2003
                                  8.179561            6.639429              -18.83%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           7.248275            7.830643                8.03%               13           2004
Fund: Service Class               5.790721            7.248275               25.17%               13           2003
                                  7.645526            5.790721              -24.26%               13           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.170323           13.760712               23.19%                0           2004
Class A                           7.704634           11.170323               44.98%                0           2003
                                  9.657238            7.704634              -20.22%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.380905           11.973995               15.35%                0           2004
Fund: Class A                     7.286644           10.380905               42.46%                0           2003
                                  9.409622            7.286644              -22.56%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   11.980236           13.307694               11.08%                0           2004
Opportunities Fund: Class A       8.947455           11.980236               33.90%                0           2003
                                 10.666996            8.947455              -16.12%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.623656           10.226824                6.27%                0           2004
Insurance Trust - J.P.            8.297089            9.623656               15.99%                0           2003
Morgan GVIT Balanced Fund:        9.660312            8.297089              -14.11%                0           2002
Class I
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.292581            9.868160                6.19%                0           2004
Fund: I Shares                    8.321505            9.292581               11.67%                0           2003
                                  9.093070            8.321505               -8.49%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.477127            7.603870               17.40%                0           2004
International Growth Fund:        4.906278            6.477127               32.02%                0           2003
I Shares                          6.734620            4.906278              -27.15%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           5.941871            6.095542                2.59%                0           2004
Fund: I Shares                    4.938520            5.941871               20.32%                0           2003
                                  6.813682            4.938520              -27.52%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        5.248567            5.381922                2.54%                9           2004
                                  4.068352            5.248567               29.01%                9           2003
                                  5.734088            4.068352              -29.05%                9           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.324587            5.248088               21.35%                0           2004
                                  3.523338            4.324587               22.74%                0           2003
                                  4.734450            3.523338              -25.58%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.205417            5.380975                3.37%                0           2004
                                  4.277587            5.205417               21.69%                0           2003
                                  5.902882            4.277587              -27.53%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 13.461080           15.149481               12.54%                0           2004
Portfolio: Open Shares            9.917963           13.461080               35.72%                0           2003
                                 12.322030            9.917963              -19.51%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         15.832398           18.404510               16.25%                0           2004
Fund: Trust Class                12.277171           15.832398               28.96%                0           2003
                                 12.921109           12.277171               -4.98%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.586095            9.750303               13.56%                0           2004
Fund: Trust Class                 6.492621            8.586095               32.24%                0           2003
                                  8.946411            6.492621              -27.43%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.340555           10.889430               16.58%                0           2004
Fund: Trust Class                 7.029127            9.340555               32.88%                0           2003
                                  9.556802            7.029127              -26.45%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.229737               12.30%                0          2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.109507            7.413424                4.27%                0           2004
Appreciation Fund: Class A        5.606667            7.109507               26.80%                0           2003
                                  7.762496            5.606667              -27.77%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.160652           11.938621                6.97%                0           2004
Income Fund: Class A             10.000000           11.160652               11.61%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          8.695328           10.107418               16.24%                0           2004
Class A                           6.204472            8.695328               40.15%                0           2003
                                  8.168159            6.204472              -24.04%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.289796           13.195483                7.37%                0           2004
Income Fund: Class A             10.491406           12.289796               17.14%                0           2003
                                 10.024722           10.491406                4.66%                0           2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.483888               14.84%                0          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         12.273973           12.580364                2.50%                0          2004
Class A                          11.926892           12.273973                2.91%                0          2003
                                 11.105642           11.926892                7.39%                0          2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.591724           14.335995               13.85%                0          2004
Equity Fund: Class A             10.000000           12.591724               25.92%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.683421           11.992686                2.65%                0          2004
A                                10.000000           11.683421               16.83%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.868320           10.628635                7.70%                0          2004
Stock Fund: Class Z               7.263673            9.868320               35.86%                0          2003
                                  9.185189            7.263673              -20.92%                0          2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.191107            4.860909               15.98%                0          2004
Growth Fund: Class Z              3.187036            4.191107               31.50%                0          2003
                                  5.225001            3.187036              -39.00%                0          2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.909507           10.926052               10.26%                0          2004
Investor Class                   10.000000            9.909507               -0.90%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.357872            6.780527                6.65%                0          2004
Fund: Investor Class              5.215883            6.357872               21.89%                0          2003
                                  6.812499            5.215883              -23.44%                0          2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          10.730004           12.416775               15.72%                0          2004
Class A                           8.393175           10.730004               27.84%                0          2003
                                  9.379748            8.393175              -10.52%                0          2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.331897           13.763039               11.61%                0          2004
Income Fund: Class A             10.000000           12.331897               23.32%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.207173           14.471207               18.55%                0          2004
Fund: Class A                    10.000000           12.207173               22.07%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.674096           16.967418               33.87%                0          2004
Securities Fund: Class A         10.000000           12.674096               26.74%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.146009           13.474664               10.94%                0          2004
Small Cap Fund: Class A          10.000000           12.146009               21.46%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                   Additional Contract Options Elected (Total
           2.10%) (Variable account charges of 2.10% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                6.365219            6.975632                9.59%                0           2004
Investor Class                    4.701915            6.365219               35.38%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          7.296803            8.075097               10.67%                0           2004
Fund: Investor Class              5.583107            7.296803               30.69%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.555707            9.705493                1.57%                0           2004
Investor Class                    8.384297            9.555707               13.97%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          7.325632            7.882344                7.60%                0           2004
Investor Class                    6.014423            7.325632               21.80%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         9.161060           10.108948               10.35%                0           2004
Growth: Advisor Class             7.235241            9.161060               26.62%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  6.958696            7.837211               12.62%                0           2004
International Growth:             5.681261            6.958696               22.49%                0           2003
Advisor Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           10.694761           10.539141               -1.46%                0           2004
Term Government: Investor        10.803874           10.694761               -1.01%                0           2003
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           8.193894            8.879758                8.37%                0           2004
Investor Class                    6.651580            8.193894               23.19%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.201820               12.02%                0          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.450677            8.734112                3.35%                0           2004
Inc.                              7.169996            8.450677               17.86%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.124975                1.25%                0          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.639612            6.885468                3.70%                0           2004
Century Fund, Inc.: Class Z       5.387851            6.639612               23.23%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       12.072363           12.620321                4.54%                0           2004
F                                10.925102           12.072363               10.50%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.200391            7.963701               10.60%                0           2004
Fund: Class F                     5.934101            7.200391               21.34%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       11.312432           12.362923                9.29%                0           2004
                                  9.408337           11.312432               20.24%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           12.027511           12.154230                1.05%                0          2004
Corporate Bond Fund:             11.585816           12.027511                3.81%                0          2003
Institutional Service
Shares
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced        10.095214           10.396195                2.98%                0          2004
Fund: Class A                     8.748125           10.095214               15.40%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           6.183201            6.225631                0.69%                0          2004
Growth Fund: Class A              4.782031            6.183201               29.30%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.089863           11.075301                9.77%                0          2004
Income Fund: Class A              8.004621           10.089863               26.05%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           8.321324            8.723675                4.84%                0          2004
Opportunities Fund: Class A       6.568898            8.321324               26.68%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            12.772104           14.355207               12.40%                0          2004
Income Advantage Fund:            9.089921           12.772104               40.51%                0          2003
Class T
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.905981            8.746323               10.63%                0          2004
Fund: Class A                     5.595660            7.905981               41.29%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           10.977423                9.77%                0          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        14.353706           17.608440               22.68%                0          2004
Sheet Investment Fund:           11.314629           14.353706               26.86%                0          2003
Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.270946           12.523573               11.11%                0          2004
Fund, Inc. - Mutual Shares        9.123798           11.270946               23.53%                0          2003
Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            7.844421            8.681005               10.66%                0          2004
Growth Fund: Class A              5.819741            7.844421               34.79%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.463043               14.63%                0          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      11.980227           12.294934                2.63%                0          2004
                                 11.502346           11.980227                4.15%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        11.893167           12.077972                1.55%                0           2004
Class A                          11.774352           11.893167                1.01%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.452916           11.595852                1.25%                0           2004
Fund: Class D                    11.480930           11.452916               -0.24%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.170242           10.732713                5.53%                0           2004
Class A                          10.000000           10.170242                1.70%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             6.882213            7.284302                5.84%                0           2004
Class D                           5.284497            6.882213               30.23%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.380008           10.646827                2.57%                0           2004
Destinations Conservative         9.849211           10.380008                5.39%                0           2003
Fund: Service Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.970604           10.450545                4.81%                0           2004
Destinations Moderately           8.970585            9.970604               11.15%                0           2003
Conservative Fund: Service
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.396974           10.065987                7.12%                0           2004
Destinations Moderate             8.018151            9.396974               17.20%                0           2003
Fund: Service Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.857490            9.720481                9.74%                0           2004
Destinations Moderately           7.162692            8.857490               23.66%                0           2003
Aggressive Fund: Service
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.426604            9.405005               11.61%                0           2004
Destinations Aggressive           6.535766            8.426604               28.93%                0           2003
Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            7.882561            9.193912               16.64%                0           2004
Index Fund: Class A               5.875530            7.882561               34.16%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.031244           11.380724               13.45%                0           2004
Fund: Class A                     8.002994           10.031244               25.34%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.237834           11.584563               13.15%                0           2004
Index Fund: Class A               7.781586           10.237834               31.56%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market             9.846754            9.705169               -1.44%               77           2004
Fund: Service Class              10.007610            9.846754               -1.61%               77           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        8.927905            9.594567                7.47%                0           2004
Class D                           7.174850            8.927905               24.43%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           8.358110            9.025037                7.98%                0           2004
Fund: Service Class               6.680784            8.358110               25.11%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.704551           14.411489               23.13%                0           2004
Class A                           8.077230           11.704551               44.91%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.363709           11.948062               15.29%                0           2004
Fund: Class A                     7.278283           10.363709               42.39%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   11.960392           13.278872               11.02%                0           2004
Opportunities Fund: Class A       8.937192           11.960392               33.83%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.611768           10.208976                6.21%                0           2004
Insurance Trust - J.P.            8.291072            9.611768               15.93%                0           2003
Morgan GVIT Balanced Fund:
Class I
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.277174            9.846769                6.14%                0           2004
Fund: I Shares                    8.311954            9.277174               11.61%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.466407            7.587404               17.34%                0           2004
International Growth Fund:        4.900656            6.466407               31.95%                0           2003
I Shares
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           5.932004            6.082311                2.53%                0           2004
Fund: I Shares                    4.932836            5.932004               20.26%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        6.971447            7.144919                2.49%                0           2004
                                  5.406569            6.971447               28.94%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 6.773814            8.216143               21.29%                0           2004
                                  5.521590            6.773814               22.68%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 13.067859           14.699428               12.49%                0           2004
Portfolio: Open Shares            9.633146           13.067859               35.66%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         13.857687           16.100772               16.19%                0           2004
Fund: Trust Class                10.751377           13.857687               28.89%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         9.398853           10.667828               13.50%                0           2004
Fund: Trust Class                 7.110837            9.398853               32.18%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.496590           11.065686               16.52%                0           2004
Fund: Trust Class                 7.150197            9.496590               32.82%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.225939               12.26%                0           2004
Responsive Fund: Trust                                                       12.94%
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.097708            7.397345                4.22%                0           2004
Appreciation Fund: Class A        5.600219            7.097708               26.74%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.156828           11.928439                6.92%                0           2004
Income Fund: Class A             10.000000           11.156828               11.57%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          9.378392           10.895841               16.18%                0           2004
Class A                           6.695292            9.378392               40.07%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.269447           13.166911                7.31%                0           2004
Income Fund: Class A             10.479384           12.269447               17.08%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.480022               14.80%                0          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         12.253598           12.553070                2.44%                0          2004
Class A                          11.913171           12.253598                2.86%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.587433           14.323803               13.79%                0          2004
Equity Fund: Class A             10.000000           12.587433               25.87%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.679452           11.982489                2.59%                0          2004
A                                10.000000           11.679452               16.79%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common            10.657335           11.472581                7.65%                0          2004
Stock Fund: Class Z               7.848429           10.657335               35.79%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.184151            4.850374               15.92%                0          2004
Growth Fund: Class Z              3.183365            4.184151               31.44%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.908704           10.919596               10.20%                0          2004
Investor Class                   10.000000            9.908704               -0.91%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.347343            6.765850                6.59%                0          2004
Fund: Investor Class              5.209902            6.347343               21.83%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          10.262804           11.870069               15.66%                0          2004
Class A                           8.031823           10.262804               27.78%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.327687           13.751326               11.55%                0          2004
Income Fund: Class A             10.000000           12.327687               23.28%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.203017           14.458903               18.49%                0          2004
Fund: Class A                    10.000000           12.203017               22.03%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.669771           16.952977               33.81%                0          2004
Securities Fund: Class A         10.000000           12.669771               26.70%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.141877           13.463209               10.88%                0          2004
Small Cap Fund: Class A          10.000000           12.141877               21.42%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                   Additional Contract Options Elected (Total
           2.25%) (Variable account charges of 2.25% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                7.018829            7.680133                9.42%                0           2004
Investor Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          7.785798            8.603056               10.50%                0           2004
Fund: Investor Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.363173            9.495381                1.41%                0           2004
Investor Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          7.804996            8.385286                7.43%                0           2004
Investor Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         9.058440            9.980399               10.18%                0           2004
Growth: Advisor Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  7.905486            8.889893               12.45%                0           2004
International Growth:
Advisor Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           10.429703           10.262192               -1.61%                0           2004
Term Government: Investor
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           8.477457            9.172972                8.20%               60           2004
Investor Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.190461               11.90%                0          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.710224            8.988564                3.20%                0           2004
Inc.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.996608           11.162314               11.66%                0           2004
Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.124382                1.24%                0          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.986141            7.233734                3.54%                0           2004
Century Fund, Inc.: Class Z                                                                                    2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       11.827299           12.345192                4.38%                0           2004
F
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           8.620748            9.520028               10.43%                0           2004
Fund: Class F
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       11.140850           12.156752                9.12%                0           2004
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.397876           11.500314                0.90%                0           2004
Corporate Bond Fund:
Institutional Service
Shares
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.940908           10.221604                2.82%                0          2004
Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.562013            7.602248                0.53%                0          2004
Growth Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           9.851731           10.797351                9.60%                0          2004
Income Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           8.678481            9.084164                4.67%                0          2004
Opportunities Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            12.473679           13.998314               12.22%                0          2004
Income Advantage Fund:
Class T
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         8.903438            9.834721               10.46%                0          2004
Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           10.966288                9.66%                0          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        12.500890           15.312016               22.49%                0          2004
Sheet Investment Fund:
Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           10.352418           11.485338               10.94%                0          2004
Fund, Inc. - Mutual Shares
Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            8.256208            9.122702               10.50%                0          2004
Growth Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.451436               14.51%                0          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      11.655349           11.943195                2.47%                0          2004
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        11.148400           11.304287                1.40%                0           2004
Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.281979           11.405278                1.09%                0           2004
Fund: Class D
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.169733           10.715732                5.37%                0           2004
Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             7.691913            8.128830                5.68%                0           2004
Class D
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.275453           10.523424                2.41%                0           2004
Destinations Conservative
Fund: Service Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.095262           10.564991                4.65%                0           2004
Destinations Moderately
Conservative Fund: Service
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.798231           10.479737                6.96%                0           2004
Destinations Moderate
Fund: Service Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.518843           10.430271                9.57%                0           2004
Destinations Moderately
Aggressive Fund: Service
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.264141           10.323943               11.44%                0           2004
Destinations Aggressive
Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            8.819249           10.270674               16.46%                0           2004
Index Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          9.587987           10.861187               13.28%                0           2004
Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.617663           11.995945               12.98%                0           2004
Index Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market             9.721815            9.567346               -1.59%              334           2004
Fund: Service Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        9.276757            9.954204                7.30%                0           2004
Class D
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           8.476867            9.139249                7.81%              239           2004
Fund: Service Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         11.508869           14.148844               22.94%                0           2004
Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         10.830149           12.466687               15.11%                0           2004
Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.902059           12.085325               10.85%                0           2004
Opportunities Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.576209           10.155628                6.05%                0           2004
Insurance Trust - J.P.
Morgan GVIT Balanced Fund:
Class I
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.694252           10.273686                5.98%                0           2004
Fund: I Shares
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     8.046007            9.426385               17.16%                0           2004
International Growth Fund:
I Shares
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           7.308851            7.482564                2.38%                0           2004
Fund: I Shares
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        7.022372            7.186090                2.33%                0           2004
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 7.208658            8.730197               21.11%                0           2004
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              7.281726            7.511942                3.16%                0           2004
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.343922           13.863839               12.31%                0           2004
Portfolio: Open Shares
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.648037           14.672821               16.01%                0           2004
Fund: Trust Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.860055           10.040874               13.33%                0           2004
Fund: Trust Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.177730           10.677761               16.34%                0           2004
Fund: Trust Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.214567               12.15%                0          2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.871159            8.190878                4.06%                0           2004
Appreciation Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.145353           11.897913                6.75%                0           2004
Income Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          9.795872           11.363447               16.00%                0           2004
Class A                                                                                                        2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.366539           13.250772                7.15%                0           2004
Income Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.468391               14.68%               50          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         11.608496           11.873980                2.29%              171          2004
Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.574551           14.287231               13.62%                0          2004
Equity Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.667490           11.951889                2.44%                0          2004
A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common            10.035201           10.786305                7.48%                0          2004
Stock Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            6.214621            7.193102               15.74%                0          2004
Growth Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.906293           10.900209               10.03%                0          2004
Investor Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            8.131519            8.654385                6.43%                0          2004
Fund: Investor Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          10.535515           12.166829               15.48%                0          2004
Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.190539           14.422003               18.30%                0          2004
Income Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.315083           13.716223               11.38%                0          2004
Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.656814           16.909710               33.60%                0          2004
Securities Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.129457           13.428838               10.71%                0          2004
Small Cap Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

               Maximum Additional Contract Options Elected (Total
           2.55%) (Variable account charges of 2.55% of the daily net assets of the variable account)

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund:                6.961397            7.593917                9.09%                0           2004
Investor Class                    5.166011            6.961397               34.75%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth          7.722121            8.506520               10.16%                0           2004
Fund: Investor Class              5.935779            7.722121               30.09%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund:            9.286655            9.388874                1.10%                0           2004
Investor Class                    8.185822            9.286655               13.45%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Growth:          7.741169            8.291188                7.11%                0           2004
Investor Class                    6.384882            7.741169               21.24%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Income &         8.984408            9.868467                9.84%                0           2004
Growth: Advisor Class             7.128447            8.984408               26.04%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century                  7.840876            8.790187               12.11%                0           2004
International Growth:             6.431029            7.840876               21.92%                0           2003
Advisor Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Short           10.344421           10.147043               -1.91%                0           2004
Term Government: Investor        10.000000           10.344421               -1.46%                0          2003*
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra:           8.408159            9.070075                7.87%                0           2004
Investor Class                    6.857001            8.408159               22.62%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Century Variable        10.000000           11.167726               11.68%                0          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        8.639030            8.887752                2.88%                0           2004
Inc.                              7.363631            8.639030               17.32%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.914895           11.037120               11.32%                0           2004
Fund                              7.294113            9.914895               35.93%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Balanced         10.000000           10.123193                1.23%                0          2004*
Opportunity Fund: Class Z
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.929005            7.152550                3.23%                0           2004
Century Fund, Inc.: Class Z       5.648617            6.929005               22.67%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund: Class       11.730685           12.206776                4.06%                0           2004
F                                10.664913           11.730685                9.99%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income           8.550293            9.413263               10.09%                0           2004
Fund: Class F                     7.079111            8.550293               20.78%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       11.049748           12.020338                8.78%                0           2004
                                  9.232305           11.049748               19.69%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.304676           11.371269                0.59%                0          2004
Corporate Bond Fund:             10.939811           11.304676                3.34%                0          2003
Institutional Service
Shares
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.859666           10.106955                2.51%                0          2004
Fund: Class A                     8.583438            9.859666               14.87%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.500192            7.516942                0.22%                0          2004
Growth Fund: Class A              5.827329            7.500192               28.71%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           9.771204           10.676247                9.26%                0          2004
Income Fund: Class A              7.787572            9.771204               25.47%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           8.607539            8.982266                4.35%                0          2004
Opportunities Fund: Class A       6.826177            8.607539               26.10%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            12.371687           13.841243               11.88%                0          2004
Income Advantage Fund:            8.845600           12.371687               39.86%                0          2003
Class T
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         8.830634            9.724377               10.12%                0          2004
Fund: Class A                     6.278923            8.830634               40.64%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable                10.000000           10.944025                9.44%                0          2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fidelity Franklin Balance        12.398742           15.140323               22.11%                0          2004
Sheet Investment Fund:            9.818672           12.398742               26.28%                0          2003
Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           10.267844           11.356564               10.60%                0          2004
Fund, Inc. - Mutual Shares        8.350135           10.267844               22.97%                0          2003
Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            8.188701            9.020345               10.16%                0          2004
Growth Fund: Class A              6.103176            8.188701               34.17%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton               10.000000           11.428183               14.28%                0          2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund: Class D      11.560040           11.809178                2.16%                0          2004
                                 11.150171           11.560040                3.68%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund:        11.057239           11.177442                1.09%                0           2004
Class A                          10.997324           11.057239                0.54%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.189724           11.277297                0.78%                0           2004
Fund: Class D                    11.268892           11.189724               -0.70%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:            10.168711           10.681774                5.05%                0           2004
Class A                          10.000000           10.168711                1.69%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund:             7.629015            8.037615                5.36%                0           2004
Class D                           5.884937            7.629015               29.64%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.191495           10.405415                2.10%                0           2004
Destinations Conservative         9.714980           10.191495                4.90%                0           2003
Fund: Service Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.012777           10.446510                4.33%                0           2004
Destinations Moderately           9.050107           10.012777               10.64%                0           2003
Conservative Fund: Service
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.718168           10.362215                6.63%                0           2004
Destinations Moderate             8.330475            9.718168               16.66%                0           2003
Fund: Service Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.441045           10.313285                9.24%                0           2004
Destinations Moderately           7.669800            9.441045               23.09%                0           2003
Aggressive Fund: Service
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.188431           10.208159               11.10%                0           2004
Destinations Aggressive           7.159509            9.188431               28.34%                0           2003
Fund: Class A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore International            8.747133           10.155455               16.10%                0           2004
Index Fund: Class A               6.550040            8.747133               33.54%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          9.509628           10.739362               12.93%                0           2004
Fund: Class A                     7.621828            9.509628               54.77%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          10.530882           11.861414               12.63%                0           2004
Index Fund: Class A               8.041239           10.530882               30.96%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Money Market             9.642318            9.459988               -1.89%                0           2004
Fund: Service Class               9.845088            9.642318               -2.06%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R) Fund:        9.200939            9.842553                6.97%                0           2004
Class D                           7.428374            9.200939               23.86%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R) Index           8.407565            9.036729                7.48%                0           2004
Fund: Service Class               6.751314            8.407565               24.53%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund:         10.741630           12.326852               14.76%                0           2004
Class A                           7.578453           10.741630               41.74%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         11.414844           13.990215               22.56%                0           2004
Fund: Class A                     7.913591           11.414844               44.24%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.812968           11.949797               10.51%                0           2004
Opportunities Fund: Class A       8.117052           10.812968               33.21%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.505323           10.049519                5.73%                0           2004
Insurance Trust - J.P.            8.237094            9.505323               15.40%                0           2003
Morgan GVIT Balanced Fund:
Class I
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.615021           10.158457                5.65%                0           2004
Fund: I Shares                    8.654408            9.615021               11.10%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser                     7.980216            9.320623               16.80%                0           2004
International Growth Fund:        6.075810            7.980216               31.34%                0           2003
I Shares
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           7.249070            7.398578                2.06%                0           2004
Fund: I Shares                    6.055866            7.249070               19.70%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                        6.964933            7.105441                2.02%                0           2004
                                  5.426426            6.964933               28.35%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 7.149705            8.632238               20.74%                0           2004
                                  5.854878            7.149705               22.12%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              7.222194            7.427666                2.85%                0           2004
                                  5.965304            7.222194               21.07%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.243066           13.708361               11.97%                0           2004
Portfolio: Open Shares            9.066749           12.243066               35.03%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.544711           14.508311               15.65%                0           2004
Fund: Trust Class                 9.777594           12.544711               28.30%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.787619            9.928236               12.98%                0           2004
Fund: Trust Class                 6.679060            8.787619               31.57%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.102701           10.557989               15.99%                0           2004
Fund: Trust Class                 6.885233            9.102701               32.21%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially        10.000000           11.191807               11.92%                0          2004*
Responsive Fund: Trust
Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.806794            8.098968                3.74%                0           2004
Appreciation Fund: Class A        6.188097            7.806794               26.16%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             11.122380           11.836948                6.42%                0           2004
Income Fund: Class A             10.000000           11.122380               11.22%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:          9.715797           11.235995               15.65%                0           2004
Class A                           6.968131            9.715797               39.43%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                            Value at Beginning    Value at End of    Accumulation Unit  Accumulation Units
                                 of Period            Period               Value         at End of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            12.264902           13.101534                6.82%                0           2004
Income Fund: Class A             10.523874           12.264902               16.54%                0           2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             10.000000           11.445101               14.45%                0          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class 4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund:         11.513575           11.740746                1.97%                0          2004
Class A                          11.245397           11.513575                2.38%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam International             12.548782           14.214232               13.27%                0          2004
Equity Fund: Class A             10.000000           12.548782               25.49%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund: Class       11.643580           11.890790                2.12%                0          2004
A                                10.000000           11.643580               16.44%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.953173           10.665298                7.15%                0          2004
Stock Fund: Class Z               7.363653            9.953173               35.17%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            6.163784            7.112383               15.39%                0          2004
Growth Fund: Class Z              4.711125            6.163784               30.83%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth Fund:               9.901456           10.861461                9.70%                0          2004
Investor Class                   10.000000            9.901456               -0.99%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strong Growth & Income            8.065043            8.557290                6.10%                0          2004
Fund: Investor Class              6.650315            8.065043               21.27%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund:          10.449404           12.030363               15.13%                0          2004
Class A                           8.215573           10.449404               27.19%                0          2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            12.289850           13.646126               11.04%                0          2004
Income Fund: Class A             10.000000           12.289850               22.90%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap Growth        12.165559           14.348294               17.94%                0          2004
Fund: Class A                    10.000000           12.165559               21.66%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           12.630884           16.823315               33.19%                0          2004
Securities Fund: Class A         10.000000           12.630884               26.31%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          12.104591           13.360175               10.37%                0          2004
Small Cap Fund: Class A          10.000000           12.104591               21.05%                0          2003*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

                           NATIONWIDE VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    American Century Growth Fund - Investor Class (ACGroI)
         445,073 shares (cost $11,716,464)....................................................  $   8,772,389
    American Century Income & Growth Fund - Advisor Class (ACIncGroA)
         77,822 shares (cost $2,197,323)......................................................      2,385,232
    American Century Income & Growth Fund - Investor Class (ACIncGroI)
         245,262 shares (cost $7,208,171).....................................................      7,522,179
    American Century International Growth Fund - Advisor Class (ACIntlGrA)
         36,112 shares (cost $288,654)........................................................        326,813
    American Century International Growth Fund - Investor Class (ACIntlGrI)
         204,901 shares (cost $1,475,857).....................................................      1,856,404
    American Century Short-Term Government Fund - Investor Class (ACSTGvtI)
         323,895 shares (cost $3,123,731).....................................................      3,080,244
    American Century Ultra/(R)/ Fund - Investor Class (ACUltraI)
         616,187 shares (cost $21,382,838)....................................................     18,177,515
    American Century VP - International Fund - Class IV (ACVPInt4)
         85,519 shares (cost $578,124)........................................................        628,566
    Credit Suisse Global Fixed Income Fund - Common Shares (CSGIFixI)
         96,678 shares (cost $996,627)........................................................        995,783
    Credit Suisse Mid Cap Growth Fund - Common Shares (CSMidCpGr)
         127,292 shares (cost $4,290,350).....................................................      3,961,320
    Delaware Delchester Fund - Institutional Class (DeDelFund)
         178,623 shares (cost $569,189........................................................        603,745
    Dreyfus A Bonds Plus, Inc. (DryABonds)
         233,146 shares (cost $3,210,775).....................................................      3,231,399
    Dreyfus Appreciation Fund, Inc. (DryApp)
         135,663 shares (cost $4,823,908).....................................................      5,248,809
    Dreyfus Emerging Leaders Fund (DryELead)
         2,057 shares (cost $74,531)..........................................................         90,963
    Dreyfus Premier Balanced Opportunity Fund - Class Z (DryBalOpp)
         111,306 shares (cost $2,167,373).....................................................      2,173,797
    Dreyfus Premier Third Century Fund, Inc. - Class Z, The (Dry3dCen)
         137,300 shares (cost $1,251,233).....................................................      1,153,324
    Dreyfus S&P 500 Index Fund (Dry500Ix)
         545,542 shares (cost $19,731,185)....................................................     19,241,266
    Evergreen Equity Income Fund - Class I (EvInc)
         46,672 shares (cost $985,905)........................................................      1,094,934
    Federated Equity Income Fund - Class F Shares (FedEqInc)
         5,749 shares (cost $85,640)..........................................................        101,750
    Federated High Yield Trust (FedHiYld)
         375,607 shares (cost $2,315,976).....................................................      2,340,034
    Federated Intermediate Corporate Bond Fund - Institutional Service Class (FedIntCorpBd)
         84,914 shares (cost $865,019)........................................................        866,970
    Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
         263,815 shares (cost $2,336,232).....................................................      2,429,732
    Fidelity/(R)/ Advisor Balanced Fund - Class A (FidABalA)
         48,532 shares (cost $738,124)........................................................        788,162
    Fidelity/(R)/ Advisor Balanced Fund - Class T (FidABalT)
         78,216 shares (cost $1,219,212)......................................................      1,277,269
    Fidelity/(R)/ Advisor Equity Growth Fund - Class A (FidAEGroA)
         28,133 shares (cost $1,201,246)......................................................      1,280,900

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity/(R)/ Advisor Equity Income Fund - Class A (FidAEqIncA)
         143,319 shares (cost $3,416,424).....................................................  $   4,012,930
    Fidelity/(R)/ Advisor Equity Income Fund - Class T (FidAEqIncT)
         148,562 shares (cost $3,641,884).....................................................      4,208,750
    Fidelity/(R)/ Advisor Growth Opportunities Fund - Class A (FidAGrOppA)
         18,998 shares (cost $536,491)........................................................        571,826
    Fidelity/(R)/ Advisor Growth Opportunities Fund - Class T (FidAGrOppT)
         143,917 shares (cost $4,912,141).....................................................      4,395,213
    Fidelity/(R)/ Advisor High Income Advantage Fund - Class T (FidAHiIncT)
         322,442 shares (cost $3,085,984).....................................................      3,230,872
    Fidelity/(R)/ Advisor Overseas Fund - Class A (FidAOvA)
         15,730 shares (cost $254,946)........................................................        274,810
    Fidelity/(R)/ Asset Manager/(TM)/ (FidAsMgr)
         241,070 shares (cost $3,822,452).....................................................      3,907,737
    Fidelity/(R)/ Capital & Income Fund (FidCapInc)
         63,519 shares (cost $543,025)........................................................        538,008
    Fidelity/(R)/ Equity-Income Fund (FidEqInc)
         206,166 shares (cost $9,941,628).....................................................     10,881,432
    Fidelity/(R)/ Magellan/(R)/ Fund (FidMgln)
         196,274 shares (cost $23,997,550)....................................................     20,371,234
    Fidelity/(R)/ Puritan/(R)/ Fund (FidPurtn)
         569,101 shares (cost $10,431,545)....................................................     10,784,472
    Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
         2,949 shares (cost $17,582)..........................................................         20,640
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         29,674 shares (cost $465,349)........................................................        513,357
    Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (FranMutSer)
         315,581 shares (cost $6,174,172).....................................................      7,239,420
    Franklin Small Mid Cap Growth Fund I - Class A (FranSmMdCap)
         90,583 shares (cost $2,768,798)......................................................      3,094,312
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)
         166,178 shares (cost $2,143,546).....................................................      2,384,657
    Franklin VIT - Franklin Balance Sheet Investment Fund - Class A (FranBSInv)
         38,197 shares (cost $1,767,605)......................................................      2,225,352
    Gartmore Bond Fund - Class D (GartBond)
         233,131 shares (cost $2,231,630).....................................................      2,270,691
    Gartmore Bond Index Fund - Class A (GartBdIx)
         23,003 shares (cost $255,650)........................................................        254,409
    Gartmore Government Bond Fund - Class D (GartGvtBd)
         586,754 shares (cost $6,263,997).....................................................      6,055,299
    Gartmore Growth Fund - Class A (GartGrowA)
         81,906 shares (cost $507,716)........................................................        540,578
    Gartmore Growth Fund - Class D (GartGrow)
         197,215 shares (cost $1,183,595).....................................................      1,321,339
    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
         7,786 shares (cost $85,039)..........................................................         89,689
    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
         30 shares (cost $308)................................................................            313
    Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
         45,620 shares (cost $486,477)........................................................        513,676
    Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
         46,677 shares (cost $519,163)........................................................        537,715
    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
         1,015 shares (cost $10,960)..........................................................         11,076
    Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         14,592 shares (cost $131,355)........................................................        145,627
    Gartmore ID Aggressive Fund - Service Class (GartIDAgg)
         79,927 shares (cost $626,340)........................................................        745,722

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore ID Conservative Fund - Service Class (GartIDCon)
         135,164 shares (cost $1,355,028).....................................................  $   1,381,373
    Gartmore ID Moderate Fund - Service Class (GartIDMod)
         426,832 shares (cost $3,960,521).....................................................      4,281,128
    Gartmore ID Moderately Aggressive Fund - Service Class (GartIDModAgg)
         162,879 shares (cost $1,483,586).....................................................      1,578,293
    Gartmore ID Moderately Conservative Fund - Service Class (GartIDModCon)
         120,427 shares (cost $1,157,302).....................................................      1,227,146
    Gartmore International Index Fund - Class A (GartIntlndx)
         5,192 shares (cost $38,521)..........................................................         43,246
    Gartmore Large Cap Value Fund - Class A (GartLgCpVal)
         117,625 shares (cost $1,311,380).....................................................      1,500,892
    Gartmore Mid Cap Market Index Fund - Class A (GartMdCpMkt)
         55,696 shares (cost $644,402)........................................................        775,289
    Gartmore Money Market Fund - Prime Shares (GartMyMkt)
         9,631,137 shares (cost $9,631,137)...................................................      9,631,137
    Gartmore Money Market Fund - Service Class (GartMyMktS)
         2,706,479 shares (cost $2,706,479)...................................................      2,706,479
    Gartmore Nationwide Fund - Class D (GartNWFund)
         291,645 shares (cost $6,173,635).....................................................      5,908,719
    Gartmore S&P 500 Index Fund - Service Class (GartSP500Indx)
         351,237 shares (cost $3,140,780).....................................................      3,652,861
    Gartmore Small Cap Fund - Class A (GartSmCap)
         244,742 shares (cost $3,690,304).....................................................      3,913,421
    Gartmore Small Cap Index Fund - Class A (GartSmCapIx)
         67,713 shares (cost $741,616)........................................................        811,880
    Gartmore Value Opportunities Fund - Class A (GartValOpp)
         43,212 shares (cost $655,987)........................................................        632,623
    INVESCO Dynamics Fund - Investor Class (InvDynam)
         373,924 shares (cost $5,580,957).....................................................      6,169,738
    INVESCO Small Company Growth Fund - Investor Class (InvSmCoGr)
         41,814 shares (cost $475,625)........................................................        525,598
    INVESCO Total Return Fund - Investor Class (InvTotRet)
         13,835 shares (cost $322,841)........................................................        338,952
    Janus Adviser Balanced Fund (JanBal)
         52,008 shares (cost $1,175,839)......................................................      1,309,034
    Janus Adviser International Fund (JanIntl)
         1,742 shares (cost $47,872)..........................................................         50,358
    Janus Adviser Worldwide Fund (JanWorld)
         30,357 shares (cost $751,033)........................................................        836,027
    Janus Fund (JanFund)
         388,523 shares (cost $13,100,722)....................................................      9,546,021
    Janus Twenty Fund (Jan20Fd)
         555,233 shares (cost $35,208,994)....................................................     24,874,426
    Janus Worldwide Fund (JanWrldwde)
         187,602 shares (cost $11,476,726)....................................................      7,768,582
    Lazard Small Cap Portfolio - Open Shares (LazSmCap)
         177,973 shares (cost $3,169,097).....................................................      3,342,337
    MFS/(R)/ Strategic Income Fund - Class A (MFSStratIncA)
         128,007 shares (cost $845,331).......................................................        890,926
    Neuberger Berman EF - Guardian Fund - Investor Class Shares (NBEFGuard)
         196,158 shares (cost $3,020,485).....................................................      3,248,372
    Neuberger Berman EF - Partners Fund - Investor Class Shares (NBEFPart)
         218,041 shares (cost $4,731,184).....................................................      5,470,654
    Neuberger Berman ET - Genesis Fund - Trust Class Shares (NBETGen)
         342,506 shares (cost $12,631,684)....................................................     14,614,712
    Neuberger Berman ET - Guardian Fund - Trust Class Shares (NBETGuard)
         30,848 shares (cost $333,495)........................................................        402,564

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Neuberger Berman ET - Partners Fund - Trust Class Shares (NBETPart)
         18,569 shares (cost $307,023)........................................................  $     358,758
    Neuberger Berman ET - Socially Responsive Fund - Trust Class Shares (NBETSocRes)
         5,847 shares (cost $83,378)..........................................................         88,578
    Neuberger Berman Limited Maturity Bond Fund/(R)/ - Investor Class Shares (NBLtdMat)
         138,015 shares (cost $1,324,067).....................................................      1,287,678
    Oppenheimer Capital Appreciation Fund A (OppCapApA)
         61,463 shares (cost $2,263,585)......................................................      2,533,520
    Oppenheimer Champion Income Fund A (OppChpInc)
         15,575 shares (cost $144,676)........................................................        151,392
    Oppenheimer Global Fund A (OppGlob)
         264,708 shares (cost $12,766,441)....................................................     16,086,328
    Oppenheimer Global Securities Fund/VA - Class 4 (OppGlSec4)
         117,401 shares (cost $2,985,016).....................................................      3,445,728
    Oppenheimer Strategic Income Fund - Class A (OppStrInc)
         87,359 shares (cost $364,515)........................................................        378,266
    Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
         75,397 shares (cost $1,074,442)......................................................      1,128,689
    PIMCO Total Return Fund - Class A (PimTotRet)
         360,762 shares (cost $3,886,387).....................................................      3,849,332
    Putnam International Equity Fund - Class A (PIntEq)
         162 shares (cost $3,466).............................................................          3,836
    Putnam Voyager Fund - Class A (PVoyager)
         6,412 shares (cost $98,803)..........................................................        106,510
    Strong Advisor Common Stock Fund - Class Z (StComStk)
         193,963 shares (cost $3,708,556).....................................................      4,393,259
    Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
         23,156 shares (cost $264,770)........................................................        320,250
    Strong Growth and Income Fund (StrGrInc)
         12,048 shares (cost $212,693)........................................................        256,985
    Strong Growth Fund (StrGrowth)
         971 shares (cost $17,369)............................................................         18,790
    Strong Large Cap Growth Fund (StLCap)
         88,499 shares (cost $2,216,751)......................................................      2,013,361
    Templeton Foreign Fund - Class A (TemForFd)
         526,180 shares (cost $5,462,198).....................................................      6,472,014
    Van Kampen Growth and Income Fund - Class A (VKGrInc)
         74,304 shares (cost $1,328,417)......................................................      1,500,204
    Van Kampen Mid Cap Growth Fund - Class A (VKMidCapGro)
         6,238 shares (cost $122,464).........................................................        136,795
    Van Kampen Real Estate Securities Fund - Class A (VKRealEstSec)
         28,640 shares (cost $615,184)........................................................        661,865
    Waddell & Reed Advisors Small Cap Fund, Inc. - Class A (WRAdSmCap)
         10,647 shares (cost $131,434)........................................................        154,593
                                                                                                -------------
          Total investments...................................................................    343,550,174
Accounts receivable ..........................................................................              -
                                                                                                -------------
          Total assets........................................................................    343,550,174
Accounts payable..............................................................................         11,709
                                                                                                -------------
Contract owners' equity (note 4)..............................................................  $ 343,538,465
                                                                                                =============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                 Total              ACGroI           ACIncGroA          ACIncGroI
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $     4,041,939              3,257             39,641            143,742
   Mortality and expense risk charges
     (note 2) ...............................        (4,116,970)          (109,764)           (26,161)           (92,582)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........           (75,031)          (106,507)            13,480             51,160
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....       118,126,166            958,832          2,251,727          1,249,381
   Cost of mutual fund shares sold ..........      (129,197,532)        (1,355,667)        (2,131,876)        (1,365,707)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....       (11,071,366)          (396,835)           119,851           (116,326)
   Change in unrealized gain (loss)
     on investments .........................        38,567,086          1,196,644            110,906            848,319
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........        27,495,720            799,809            230,757            731,993
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................         3,119,972                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $    30,540,661            693,302            244,237            783,153
                                                ===============    ===============    ===============    ===============

Investment activity:                               ACIntlGrA           ACIntlGrI          ACSTGvtI           ACUltraI
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................             2,536             18,773             61,158                  -
   Mortality and expense risk charges
     (note 2) ...............................            (5,944)           (26,091)           (38,678)          (229,910)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            (3,408)            (7,318)            22,480           (229,910)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....         1,931,817            777,015            974,730          3,300,962
   Cost of mutual fund shares sold ..........        (1,857,500)          (587,974)          (984,984)        (4,080,038)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            74,317            189,041            (10,254)          (779,076)
   Change in unrealized gain (loss)
     on investments .........................            (2,414)            50,554            (29,139)         2,586,317
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            71,903            239,595            (39,393)         1,807,241
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................          68,495            232,277            (16,913)         1,577,331
                                                ===============    ===============    ===============    ===============

Investment activity:                                ACVPInt4           CSGIFixI           CSMidCpGr          DeDelFund
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $             -             70,530                  -             37,296
   Mortality and expense risk charges
     (note 2) ...............................            (1,774)           (12,652)           (50,125)            (5,803)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            (1,774)            57,878            (50,125)            31,493
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....            26,506            475,871            699,618            328,803
   Cost of mutual fund shares sold ..........           (24,155)          (472,187)        (1,403,155)          (281,829)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....             2,351              3,684           (703,537)            46,974
   Change in unrealized gain (loss)
     on investments .........................           50,442             18,194          1,172,232            (18,302)
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            52,793             21,878            468,695             28,672
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        51,019             79,756            418,570             60,165
                                                ===============    ===============    ===============    ===============

Investment activity:                               DryABonds            DryApp             DryBal            DryELead
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................           139,669             69,234             38,239                  -
   Mortality and expense risk charges
     (note 2) ...............................           (43,240)           (63,285)           (25,541)            (1,039)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            96,429              5,949             12,698             (1,039)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           586,630            847,039          2,349,688             21,296
   Cost of mutual fund shares sold ..........          (598,729)          (917,426)        (2,331,329)           (20,117)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....           (12,099)           (70,387)            18,359              1,179
   Change in unrealized gain (loss)
     on investments .........................           (33,614)           277,706             36,775             10,509
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........           (45,713)           207,319             55,134             11,688
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            50,716            213,268             67,832             10,649
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               DryBalOpp          Dry3dCen           Dry500Ix             EvInc
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $        23,500                  -            280,614             19,569
   Mortality and expense risk charges
     (note 2) ...............................            (1,085)           (14,944)          (242,417)           (13,729)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            22,415            (14,944)            38,197              5,840
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....            15,160            232,248          3,079,261            376,564
   Cost of mutual fund shares sold ..........           (15,015)          (426,363)        (3,711,570)          (359,093)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....               145           (194,115)          (632,309)            17,471
   Change in unrealized gain (loss)
     on investments .........................             6,424            257,879          2,160,160             29,009
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........             6,569             63,764          1,527,851             46,480
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................            12,773                  -                  -             35,252
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        41,757             48,820          1,566,048             87,572
                                                ===============    ===============    ===============    ===============

Investment activity:                                FedEqInc           FedHiYld        FedIntCorpBd          FedBdFd
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................             1,968            199,797             22,598            141,570
   Mortality and expense risk charges
     (note 2) ...............................            (1,181)           (30,820)            (6,396)           (29,876)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........               787            168,977             16,202            111,694
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....            22,368          6,770,408             59,003            768,912
   Cost of mutual fund shares sold ..........           (19,833)        (6,752,295)           (57,729)          (735,647)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....             2,535             18,113              1,274             33,265
   Change in unrealized gain (loss)
     on investments .........................             7,349             14,846             (4,747)           (19,970)
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........             9,884             32,959             (3,473)            13,295
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations .........................              10,671            201,936             12,729            124,989
                                                ===============    ===============    ===============    ===============

Investment activity:                                FidABalA           FidABalT          FidAEGroA         FidAEqIncA
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $        19,016             26,066                  -             34,149
   Mortality and expense risk charges
     (note 2) ...............................            (8,796)           (15,991)           (12,247)           (40,149)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            10,220             10,075            (12,247)            (6,000)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           166,542            197,415            272,976            906,618
   Cost of mutual fund shares sold ..........          (166,382)          (223,228)          (244,446)          (658,896)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....               160            (25,813)            28,530            247,722
   Change in unrealized gain (loss)
     on investments .........................            22,151             59,096              4,544             92,738
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            22,311             33,283             33,074            340,460
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -             52,743
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        32,531             43,358             20,827            387,203
                                                ===============    ===============    ===============    ===============

Investment activity:                               FidAEqIncT         FidAGrOppA         FidAGrOppT         FidAHiIncT
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................            29,546              2,860             12,854            298,890
   Mortality and expense risk charges
     (note 2) ...............................           (49,129)            (6,289)           (57,145)           (45,786)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........           (19,583)            (3,429)           (44,291)           253,104
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           768,675            323,757            907,764          2,380,609
   Cost of mutual fund shares sold ..........          (729,768)          (296,108)        (1,507,430)        (2,266,180)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            38,907             27,649           (599,666)           114,429
   Change in unrealized gain (loss)
     on investments .........................           308,683             (6,949)           868,458             24,896
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........           347,590             20,700            268,792            139,325
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................            58,909                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           386,916             17,271            224,501            392,429
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                FidAOvA            FidAsMgr          FidCapInc           FidEqInc
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $           634            103,280             44,190            166,002
   Mortality and expense risk charges
     (note 2) ...............................            (5,134)           (55,998)            (8,527)          (136,842)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            (4,500)            47,282             35,663             29,160
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....         1,504,660          1,231,556            217,054          1,572,578
   Cost of mutual fund shares sold ..........        (1,464,842)        (1,414,097)          (246,207)        (1,663,239)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            39,818           (182,541)           (29,153)           (90,661)
   Change in unrealized gain (loss)
     on investments .........................           (14,309)           284,607             60,138            697,510
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            25,509            102,066             30,985            606,849
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................               951                  -                  -            338,666
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        21,960            149,348             66,648            974,675
                                                ===============    ===============    ===============    ===============

Investment activity:                                FidMgln            FidPurtn           FidVIPHI         FidVIPOvS2R
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................           249,452            257,255              5,196                  -
   Mortality and expense risk charges
     (note 2) ...............................          (272,947)          (139,611)              (751)            (1,786)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........           (23,495)           117,644              4,445             (1,786)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....         3,285,713          1,635,825             47,930            159,443
   Cost of mutual fund shares sold ..........        (4,220,620)        (1,800,717)           (77,489)          (156,300)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....          (934,907)          (164,892)           (29,559)             3,143
   Change in unrealized gain (loss)
     on investments .........................         2,131,293            438,199             29,478             48,008
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........         1,196,386            273,307                (81)            51,151
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -            405,782                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................         1,172,891            796,733              4,364             49,365
                                                ===============    ===============    ===============    ===============

Investment activity:                               FranMutSer        FranSmMdCap        FrVIPForSec3        FranBSInv
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $       104,268                  -              5,814             15,058
   Mortality and expense risk charges
     (note 2) ...............................           (79,812)           (22,103)            (9,594)           (18,088)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            24,456            (22,103)            (3,780)            (3,030)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....         1,356,873            240,102             29,629            337,507
   Cost of mutual fund shares sold ..........        (1,224,599)          (230,270)           (28,440)          (276,074)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....           132,274              9,832              1,189             61,433
   Change in unrealized gain (loss)
     on investments .........................           494,021            271,558            241,111            275,755
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........           626,295            281,390            242,300            337,188
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................           141,232                  -                  -             31,853
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $       791,983            259,287            238,520            366,011
                                                ===============    ===============    ===============    ===============

Investment activity:                                GartBond           GartBdIx          GartGvtBd          GartGrowA
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................           109,810              7,738            239,421                634
   Mortality and expense risk charges
     (note 2) ...............................           (30,126)            (2,605)           (76,024)            (5,657)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            79,684              5,133            163,397             (5,023)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           547,484             39,455          1,662,726            254,417
   Cost of mutual fund shares sold ..........          (527,067)           (39,193)        (1,763,060)          (245,431)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            20,417                262           (100,334)             8,986
   Change in unrealized gain (loss)
     on investments .........................           (20,839)               276             65,740             26,922
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........              (422)               538            (34,594)            35,908
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                135                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            79,262              5,806            128,803             30,885
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                GartGrow          GVITIDAgg          GVITIDCon          GVITIDMod
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $         2,712                911                  5              5,718
   Mortality and expense risk charges
     (note 2) ...............................           (16,933)              (338)                (1)            (1,892)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........           (14,221)               573                  4              3,826
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           293,499                610                  1              1,154
   Cost of mutual fund shares sold ..........          (280,028)              (547)                (1)            (1,098)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            13,471                 63                  -                 56
   Change in unrealized gain (loss)
     on investments .........................            84,449              4,650                  5             27,199
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            97,920              4,713                  5             27,255
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -              1,140                  2                831
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        83,699              6,426                 11             31,912
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITIDModAgg       GVITIDModCon        GVITJPBal          GartIDAgg
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................             4,697                105              2,719             10,200
   Mortality and expense risk charges
     (note 2) ...............................            (1,320)               (19)            (1,575)            (6,555)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........             3,377                 86              1,144              3,645
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....               392                 16             18,853             34,790
   Cost of mutual fund shares sold ..........              (365)               (15)           (17,897)           (28,884)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....                27                  1                956              5,906
   Change in unrealized gain (loss)
     on investments .........................            18,552                117              6,946             67,290
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            18,579                118              7,902             73,196
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................             4,596                 25                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            26,552                229              9,046             76,841
                                                ===============    ===============    ===============    ===============

Investment activity:                               GartIDCon          GartIDMod         GartIDModAgg       GartIDModCon
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $        24,323             55,964             21,864             23,623
   Mortality and expense risk charges
     (note 2) ...............................           (10,251)           (24,464)           (13,837)           (11,376)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            14,072             31,500              8,027             12,247
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           142,596            193,099          3,101,584             70,322
   Cost of mutual fund shares sold ..........          (138,215)          (179,497)        (3,017,242)           (62,714)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....             4,381             13,602             84,342              7,608
   Change in unrealized gain (loss)
     on investments .........................            10,218            216,385             63,536             40,853
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            14,599            229,987            147,878             48,461
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................             7,170              3,321                117              1,202
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        35,841            264,808            156,022             61,910
                                                ===============    ===============    ===============    ===============

Investment activity:                              GartIntIndx        GartLgCpVal        GartMdCpMkt         GartMyMkt
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................               673             13,705              2,527             88,091
   Mortality and expense risk charges
     (note 2) ...............................              (735)           (15,610)            (6,552)          (140,124)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........               (62)            (1,905)            (4,025)           (52,033)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           914,469            653,242            124,680          7,565,970
   Cost of mutual fund shares sold ..........          (879,175)          (533,171)           (90,411)        (7,565,970)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            35,294            120,071             34,269                  -
   Change in unrealized gain (loss)
     on investments .........................           (15,524)            49,397             42,609                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            19,770            169,468             76,878                  -
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................               432                  -             14,392                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            20,140            167,563             87,245            (52,033)
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               GartMyMktS         GartNWFund       GartSP500Indx        GartSmCap
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $        31,763             67,878             44,706                  -
   Mortality and expense risk charges
     (note 2) ...............................           (61,202)           (73,861)           (41,989)           (34,417)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........           (29,439)            (5,983)             2,717            (34,417)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....        23,047,911            738,709          1,403,106            877,045
   Cost of mutual fund shares sold ..........       (23,047,911)        (1,232,348)        (1,110,109)          (854,022)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....                 -           (493,639)           292,997             23,023
   Change in unrealized gain (loss)
     on investments .........................                 -            941,966              5,453            255,782
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........                 -            448,327            298,450            278,805
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -             23,749                  -            418,170
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $       (29,439)           466,093            301,167            662,558
                                                ===============    ===============    ===============    ===============

Investment activity:                              GartSmCapIx         GartValOpp          InvDynam          InvSmCoGr
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................             3,867                306                  -                  -
   Mortality and expense risk charges
     (note 2) ...............................            (6,578)            (5,194)           (79,059)            (6,051)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            (2,711)            (4,888)           (79,059)            (6,051)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           178,037             38,443          1,508,319            366,670
   Cost of mutual fund shares sold ..........          (142,428)           (30,889)        (2,805,972)          (357,886)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            35,609              7,554         (1,297,653)             8,784
   Change in unrealized gain (loss)
     on investments .........................            38,961            (48,493)         1,972,234             48,684
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            74,570            (40,939)           674,581             57,468
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................            29,061            104,176                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           100,920             58,349            595,522             51,417
                                                ===============    ===============    ===============    ===============

Investment activity:                                InvTotRet           JanBal            JanIntl            JanWorld
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $         4,786             20,923                299              3,006
   Mortality and expense risk charges
     (note 2) ...............................            (4,166)           (15,155)            (2,240)           (11,758)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........               620              5,768             (1,941)            (8,752)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           105,629            478,872          1,727,200            550,677
   Cost of mutual fund shares sold ..........          (115,324)          (440,455)        (1,687,639)          (506,503)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            (9,695)            38,417             39,561             44,174
   Change in unrealized gain (loss)
     on investments .........................            17,770             44,592            (28,249)           (13,055)
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........             8,075             83,009             11,312             31,119
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $         8,695             88,777              9,371             22,367
                                                ===============    ===============    ===============    ===============

Investment activity:                                JanFund            Jan20Fd           JanWrldwde          LazSmCap
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................                 -              6,523             58,337                684
   Mortality and expense risk charges
     (note 2) ...............................          (126,686)          (295,425)          (112,926)           (37,528)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........          (126,686)          (288,902)           (54,589)           (36,844)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....         2,213,950          3,543,829          2,874,090            562,233
   Cost of mutual fund shares sold ..........        (4,420,335)        (5,719,592)        (5,788,452)          (403,587)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....        (2,206,385)        (2,175,763)        (2,914,362)           158,646
   Change in unrealized gain (loss)
     on investments .........................         2,605,897          7,111,874          3,236,569           (268,777)
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........           399,512          4,936,111            322,207           (110,131)
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -            523,382
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           272,826          4,647,209            267,618            376,407
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                              MFSStratIncA        NBEFGuard           NBEFPart           NBETGen
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $        48,556              9,435             36,840                  -
   Mortality and expense risk charges
     (note 2) ...............................           (10,399)           (41,228)           (67,253)          (148,378)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            38,157            (31,793)           (30,413)          (148,378)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           152,291            675,505            946,894          1,834,874
   Cost of mutual fund shares sold ..........          (138,395)          (826,151)        (1,081,610)        (1,453,491)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            13,896           (150,646)          (134,716)           381,383
   Change in unrealized gain (loss)
     on investments .........................             2,176            603,738          1,002,587          1,307,627
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            16,072            453,092            867,871          1,689,010
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -            412,375
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        54,229            421,299            837,458          1,953,007
                                                ===============    ===============    ===============    ===============

Investment activity:                               NBETGuard           NBETPart          NBETSocRes          NBLtdMat
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................               821              1,934                  7             48,269
   Mortality and expense risk charges
     (note 2) ...............................            (4,241)            (3,410)              (273)           (17,270)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            (3,420)            (1,476)              (266)            30,999
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           101,283            140,379                594            442,070
   Cost of mutual fund shares sold ..........           (97,462)          (125,419)              (589)          (451,526)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....             3,821             14,960                  5             (9,456)
   Change in unrealized gain (loss)
     on investments .........................            50,820             37,271              5,200            (26,584)
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            54,641             52,231              5,205            (36,040)
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -              1,779                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            51,221             50,755              6,718             (5,041)
                                                ===============    ===============    ===============    ===============

Investment activity:                               OppCapApA          OppChpInc            OppGlob          OppGlSec4
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $             -              8,265             90,438                  -
   Mortality and expense risk charges
     (note 2) ...............................           (21,823)            (1,364)          (207,248)           (13,987)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........           (21,823)             6,901           (116,810)           (13,987)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           486,463             18,967          5,461,836             21,607
   Cost of mutual fund shares sold ..........          (445,520)           (18,074)        (4,662,854)           (19,577)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            40,943                893            798,982              2,030
   Change in unrealized gain (loss)
     on investments .........................            95,796              3,171          1,755,826            460,712
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........           136,739              4,064          2,554,808            462,742
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $       114,916             10,965          2,437,998            448,755
                                                ===============    ===============    ===============    ===============

Investment activity:                               OppStrInc           PhxBalFd          PimTotRet            PIntEq
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................            22,523             23,484             66,673                 52
   Mortality and expense risk charges
     (note 2) ...............................            (3,853)           (13,719)           (40,096)              (270)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            18,670              9,765             26,577               (218)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....            75,198             62,808            647,302            323,070
   Cost of mutual fund shares sold ..........           (72,164)           (71,346)          (639,081)          (295,239)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....             3,034             (8,538)             8,221             27,831
   Change in unrealized gain (loss)
     on investments .........................             6,181             15,780            (31,688)           (17,631)
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........             9,215              7,242            (23,467)            10,200
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -             43,528            114,299                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            27,885             60,535            117,409              9,982
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                PVoyager           StComStk          StrMidCap           StrGrInc
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $             -                  -                  -              1,141
   Mortality and expense risk charges
     (note 2) ...............................              (868)           (53,486)            (3,145)            (2,612)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........              (868)           (53,486)            (3,145)            (1,471)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....             1,513            764,092             41,898              8,630
   Cost of mutual fund shares sold ..........            (1,381)          (687,571)           (32,574)            (8,100)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....               132             76,521              9,324                530
   Change in unrealized gain (loss)
     on investments .........................             4,933             18,748             40,233             19,115
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........             5,065             95,269             49,557             19,645
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -            299,824                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $         4,197            341,607             46,412             18,174
                                                ===============    ===============    ===============    ===============

Investment activity:                               StrGrowth            StLCap            TemForFd           VKGrInc
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................                 -                  -            120,646             11,274
   Mortality and expense risk charges
     (note 2) ...............................              (111)           (25,793)           (83,091)            (8,701)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........              (111)           (25,793)            37,555              2,573
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....             1,360            478,843          3,655,002             46,032
   Cost of mutual fund shares sold ..........            (1,416)        (1,081,174)        (3,305,277)           (38,426)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....               (56)          (602,331)           349,725              7,606
   Change in unrealized gain (loss)
     on investments .........................             1,421            765,975            564,237            135,475
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........             1,365            163,644            913,962            143,081
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -             10,182              8,050
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................             1,254            137,851            961,699            153,704
                                                ===============    ===============    ===============    ===============

Investment activity:                              VKMidCapGro        VKRealEstSec        WRAdSmCap
                                                ---------------    ---------------    ---------------
   Reinvested dividends .....................   $             -              4,842                  -
   Mortality and expense risk charges
     (note 2) ...............................              (784)            (2,837)              (739)
                                                ---------------    ---------------    ---------------
     Net investment income (loss) ...........              (784)             2,005               (739)
                                                ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....            51,024            178,160             27,327
   Cost of mutual fund shares sold ..........           (48,899)          (148,315)           (26,918)
                                                ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....             2,125             29,845                409
   Change in unrealized gain (loss)
     on investments .........................            13,918             42,525             22,470
                                                ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            16,043             72,370             22,879
                                                ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -             19,873                  -
                                                ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        15,259             94,248             22,140
                                                ===============    ===============    ===============


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                              Total                                 ACGrol
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $       (75,031)           109,807           (106,507)          (101,945)
   Realized gain (loss) on investments ......       (11,071,366)       (14,319,039)          (396,835)          (894,845)
   Change in unrealized gain (loss)
     on investments .........................        38,567,086         73,799,490          1,196,644          2,615,812
   Reinvested capital gains .................         3,119,972            612,375                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................        30,540,661         60,202,633            693,302          1,619,022
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............        39,747,759         51,428,794            470,456            350,769
   Transfers between funds ..................                 -                  -             53,283              5,237
   Redemptions (note 3) .....................       (54,016,120)       (44,107,614)          (924,670)          (979,115)
   Annuity benefits .........................           (10,445)            (9,368)           (10,130)            (9,088)
   Annual contract maintenance charges
     (note 2) ...............................          (397,666)          (420,342)           (12,285)           (13,844)
   Contingent deferred sales charges
     (note 2) ...............................          (382,282)          (463,152)            (8,381)            (6,805)
   Adjustments to maintain reserves .........            (1,568)          (446,118)             4,120            (27,987)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................       (15,060,322)         5,982,200           (427,607)          (680,833)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......        15,480,339         66,184,833            265,695            938,189
Contract owners' equity beginning
  of period .................................       328,058,126        261,873,293          8,510,043          7,571,854
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $   343,538,465        328,058,126          8,775,738          8,510,043
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................        20,918,239         19,078,676            199,202            202,293
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................         9,927,899         88,072,091             52,660             67,694
   Units redeemed ...........................       (10,561,103)       (86,232,528)           (35,588)           (70,785)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................        20,285,035         20,918,239            216,274            199,202
                                                ===============    ===============    ===============     ==============

                                                            ACIncGroA                              ACIncGrol
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............            13,480             12,804             51,160             29,860
   Realized gain (loss) on investments ......           119,851            316,565           (116,326)          (279,800)
   Change in unrealized gain (loss)
     on investments .........................           110,906            242,365            848,319          1,831,969
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           244,237            571,734            783,153          1,582,029
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           706,816            439,510            572,017            642,430
   Transfers between funds ..................           830,341            961,723            (55,612)           (97,530)
   Redemptions (note 3) .....................        (1,481,003)        (1,182,405)          (968,765)          (880,104)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -            (11,658)           (12,229)
   Contingent deferred sales charges
     (note 2) ...............................            (1,914)            (1,364)            (9,053)           (14,737)
   Adjustments to maintain reserves .........               (17)               (51)               356                 39
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................            54,223            217,413           (472,715)          (362,131)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           298,460            789,147            310,438          1,219,898
Contract owners' equity beginning
  of period .................................         2,086,730          1,297,583          7,212,151          5,992,253
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......         2,385,190          2,086,730          7,522,589          7,212,151
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           254,671            202,500            431,936            459,146
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................           298,844            977,912             66,179             67,034
   Units redeemed ...........................          (292,262)          (925,741)           (94,103)           (94,244)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           261,253            254,671            404,012            431,936
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            ACIntlGrA                              ACIntlGrI
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        (3,408)            (1,547)            (7,318)            (7,178)
   Realized gain (loss) on investments ......            74,317            243,684            189,041           (120,643)
   Change in unrealized gain (loss)
     on investments .........................            (2,414)            43,865             50,554            513,418
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            68,495            286,002            232,277            385,597
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            23,237             98,450             68,838            231,574
   Transfers between funds ..................          (798,159)           456,789           (194,798)            36,661
   Redemptions (note 3) .....................           (27,636)           (18,393)          (310,729)          (166,196)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -             (3,298)            (3,503)
   Contingent deferred sales charges
     (note 2) ...............................              (302)              (277)            (1,818)            (3,736)
   Adjustments to maintain reserves .........               (17)               (15)               246              1,020
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (802,877)           536,554           (441,559)            95,820
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (734,382)           822,556           (209,282)           481,417
Contract owners' equity beginning
  of period .................................         1,061,173            238,617          2,067,110          1,585,693
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $       326,791          1,061,173          1,857,828          2,067,110
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           172,001             47,760            115,663            109,800
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................           177,802          6,623,702             19,898            118,124
   Units redeemed ...........................          (303,347)        (6,499,461)           (44,224)          (112,261)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            46,456            172,001             91,337            115,663
                                                ===============    ===============    ===============     ==============

                                                             ACSTGvtI                              ACUltraI
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............            22,480             29,447           (229,910)          (212,334)
   Realized gain (loss) on investments ......           (10,254)            25,018           (779,076)          (859,069)
   Change in unrealized gain (loss)
     on investments .........................           (29,139)           (61,527)         2,586,317          4,660,185
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           (16,913)            (7,062)         1,577,331          3,588,782
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           375,041            836,406          1,356,020          1,446,805
   Transfers between funds ..................          (148,843)          (518,344)          (599,961)            13,188
   Redemptions (note 3) .....................          (574,531)          (870,873)        (2,631,224)        (1,939,426)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (3,058)            (3,258)           (23,566)           (25,507)
   Contingent deferred sales charges
     (note 2) ...............................            (5,480)            (6,889)           (21,017)           (24,193)
   Adjustments to maintain reserves .........              (164)           (14,273)               625            (10,321)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (357,035)          (577,231)        (1,919,123)          (539,454)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (373,948)          (584,293)          (341,792)         3,049,328
Contract owners' equity beginning
  of period .................................         3,453,840          4,038,133         18,519,651         15,470,323
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......         3,079,892          3,453,840         18,177,859         18,519,651
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           194,103            209,853          1,249,922          1,204,587
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            37,318            126,753            185,119            273,305
   Units redeemed ...........................           (58,258)          (142,503)          (288,220)          (227,970)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           173,163            194,103          1,146,821          1,249,922
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             ACVPInt4                              CSGIFixI
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        (1,774)                 -             57,878             94,454
   Realized gain (loss) on investments ......             2,351                  -              3,684             26,049
   Change in unrealized gain (loss)
     on investments .........................            50,442                  -             18,194            (17,797)
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            51,019                  -             79,756            102,706
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           146,908                  -             90,382            109,549
   Transfers between funds ..................           445,575                  -             35,069            277,196
   Redemptions (note 3) .....................           (14,800)                 -           (222,963)           (92,573)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................              (126)                 -             (1,195)            (1,307)
   Contingent deferred sales charges
     (note 2) ...............................               (10)                 -             (2,376)            (1,497)
   Adjustments to maintain reserves .........              (622)                 -                 30                 15
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           576,925                  -           (101,053)           291,383
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           627,944                  -            (21,297)           394,089
Contract owners' equity beginning
  of period .................................                 -                  -          1,017,116            623,027
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $       627,944                  -            995,819          1,017,116
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................                 -                  -             72,744             50,344
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            59,438                  -             29,209             84,914
   Units redeemed ...........................            (3,699)                 -            (36,162)           (62,514)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            55,739                  -             65,791             72,744
                                                ===============    ===============    ===============     ==============

                                                            CSMidCpGr                              DeDelFund
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............           (50,125)           (38,328)            31,493             36,233
   Realized gain (loss) on investments ......          (703,537)          (464,529)            46,974            (29,559)
   Change in unrealized gain (loss)
     on investments .........................         1,172,232          1,550,107            (18,302)           100,802
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           418,570          1,047,250             60,165            107,476
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           287,085            254,581             52,488             20,459
   Transfers between funds ..................            80,753            413,698             26,838            178,351
   Redemptions (note 3) .....................          (542,792)          (399,532)           (97,200)           (25,999)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (5,610)            (5,163)              (679)              (539)
   Contingent deferred sales charges
     (note 2) ...............................            (2,702)            (3,480)              (232)               (66)
   Adjustments to maintain reserves .........               147                  4               (199)              (242)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (183,119)           260,108            (18,984)           171,964
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           235,451          1,307,358             41,181            279,440
Contract owners' equity beginning
  of period .................................         3,726,032          2,418,674            562,391            282,951
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......         3,961,483          3,726,032            603,572            562,391
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           282,864            263,436             43,328             28,131
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            52,247             81,121             22,852             35,718
   Units redeemed ...........................           (66,835)           (61,693)           (25,299)           (20,521)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           268,276            282,864             40,881             43,328
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            DryABonds                               DryApp
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        96,429             91,353              5,949              8,296
   Realized gain (loss) on investments ......           (12,099)            25,251            (70,387)          (192,175)
   Change in unrealized gain (loss)
     on investments .........................           (33,614)             7,309            277,706            863,838
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            50,716            123,913            213,268            679,959
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           272,898            411,662            713,264          1,036,068
   Transfers between funds ..................          (176,609)           (50,635)            22,397            417,468
   Redemptions (note 3) .....................          (362,855)          (296,763)          (552,546)          (330,764)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (4,225)            (4,409)            (4,265)            (4,341)
   Contingent deferred sales charges
     (note 2) ...............................            (3,059)            (5,592)            (4,397)            (5,997)
   Adjustments to maintain reserves .........               120            (13,704)               142            (12,831)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (273,730)            40,559            174,595          1,099,603
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (223,014)           164,472            387,863          1,779,562
Contract owners' equity beginning
  of period .................................         3,454,549          3,290,077          4,861,163          3,081,601
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $     3,231,535          3,454,549          5,249,026          4,861,163
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           231,833            228,069            482,126            345,694
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            26,628             63,860            137,044            204,521
   Units redeemed ...........................           (45,352)           (60,096)          (119,823)           (68,089)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           213,109            231,833            499,347            482,126
                                                ===============    ===============    ===============     ==============

                                                              DryBal                               DryELead
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............            12,698              1,909             (1,039)              (763)
   Realized gain (loss) on investments ......            18,359            (42,988)             1,179                (66)
   Change in unrealized gain (loss)
     on investments .........................            36,775            292,139             10,509             23,426
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            67,832            251,060             10,649             22,597
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           191,005            393,833                 36                436
   Transfers between funds ..................        (2,062,137)           144,585            (10,777)            24,008
   Redemptions (note 3) .....................          (172,505)          (102,503)            (9,494)            (1,276)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (2,052)            (1,851)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (1,385)            (1,504)                 -                  -
   Adjustments to maintain reserves .........               893                 23                (10)                (1)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................        (2,046,181)           432,583            (20,245)            23,167
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......        (1,978,349)           683,643             (9,596)            45,764
Contract owners' equity beginning
  of period .................................         1,978,349          1,294,706            100,549             54,785
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......                 -          1,978,349             90,953            100,549
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           197,843            151,031             10,101              7,585
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            35,529             70,144                  3              2,643
   Units redeemed ...........................          (233,372)           (23,332)            (2,011)              (127)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................                 -            197,843              8,093             10,101
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            DryBalOpp                              Dry3dCen
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        22,415                  -            (14,944)           (13,992)
   Realized gain (loss) on investments ......               145                  -           (194,115)          (301,025)
   Change in unrealized gain (loss)
     on investments .........................             6,424                  -            257,879            549,605
   Reinvested capital gains .................            12,773                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            41,757                  -             48,820            234,588
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............             4,781                  -            111,919            149,487
   Transfers between funds ..................         2,129,913                  -           (141,279)           (60,511)
   Redemptions (note 3) .....................            (1,687)                 -           (102,568)           (86,436)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................               (55)                 -             (1,906)            (2,204)
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -             (1,111)              (580)
   Adjustments to maintain reserves .........           (14,241)                 -                 (8)               (26)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................         2,118,711                  -           (134,953)              (270)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......         2,160,468                  -            (86,133)           234,318
Contract owners' equity beginning
  of period .................................                 -                  -          1,239,435          1,005,117
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $     2,160,468                  -          1,153,302          1,239,435
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................                 -                  -             94,492             84,912
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................           214,871                  -             13,073             47,666
   Units redeemed ...........................            (1,562)                 -            (24,305)           (38,086)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           213,309                  -             83,260             94,492
                                                ===============    ===============    ===============     ==============

                                                             Dry500Ix                                EvInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............            38,197            (12,694)             5,840              7,649
   Realized gain (loss) on investments ......          (632,309)          (841,313)            17,471            (10,698)
   Change in unrealized gain (loss)
     on investments .........................         2,160,160          4,687,800             29,009            191,783
   Reinvested capital gains .................                 -                  -             35,252                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................         1,566,048          3,833,793             87,572            188,734
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............         1,829,677          1,910,528             80,368             86,198
   Transfers between funds ..................          (121,574)            34,121            384,537             53,955
   Redemptions (note 3) .....................        (2,274,696)        (2,110,022)          (321,621)           (55,808)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................           (34,082)           (35,411)            (1,542)            (1,415)
   Contingent deferred sales charges
     (note 2) ...............................           (17,809)           (33,166)            (1,679)              (457)
   Adjustments to maintain reserves .........               798                206                 56               (124)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (617,686)          (233,744)           140,119             82,349
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           948,362          3,600,049            227,691            271,083
Contract owners' equity beginning
  of period .................................        18,293,906         14,693,857            867,245            596,162
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......        19,242,268         18,293,906          1,094,936            867,245
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           712,646            723,651             39,990             35,669
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................           152,575            151,119             24,677              9,404
   Units redeemed ...........................          (177,202)          (162,124)           (18,353)            (5,083)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           688,019            712,646             46,314             39,990
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FedEqInc                              FedHiYId
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $           787                873            168,977            109,505
   Realized gain (loss) on investments ......             2,535              6,778             18,113            152,337
   Change in unrealized gain (loss)
     on investments .........................             7,349              9,564             14,846             26,700
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            10,671             17,215            201,936            288,542
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............             2,923             15,295            433,793            373,598
   Transfers between funds ..................           (17,112)            13,332          1,466,551            546,136
   Redemptions (note 3) .....................               (80)               (37)        (1,552,674)          (359,824)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -             (1,361)            (1,397)
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -             (2,214)            (2,754)
   Adjustments to maintain reserves .........               (12)               (18)               115                 44
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           (14,281)            28,572            344,210            555,803
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......            (3,610)            45,787            546,146            844,345
Contract owners' equity beginning
  of period .................................           105,332             59,545          1,793,939            949,594
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $       101,722            105,332          2,340,085          1,793,939
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................            14,167              9,824            170,690            109,902
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................               936             10,211            664,877            470,314
   Units redeemed ...........................            (2,823)            (5,868)          (633,300)          (409,526)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            12,280             14,167            202,267            170,690
                                                ===============    ===============    ===============     ==============

                                                             FedIntCorpBd                           FedBdFd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............            16,202              9,011            111,694            117,938
   Realized gain (loss) on investments ......             1,274                829             33,265             10,463
   Change in unrealized gain (loss)
     on investments .........................            (4,747)             1,133            (19,970)           124,604
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            12,729             10,973            124,989            253,005
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           498,741             55,855            287,294            218,248
   Transfers between funds ..................           116,024             38,326            153,990             (3,346)
   Redemptions (note 3) .....................           (41,338)            (7,579)          (405,061)          (514,824)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -             (2,480)            (2,559)
   Contingent deferred sales charges
     (note 2) ...............................               (77)              (464)            (2,670)            (3,910)
   Adjustments to maintain reserves .........               (12)               (18)              (968)            (1,828)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           573,338             86,120             30,105           (308,219)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           586,067             97,093            155,094            (55,214)
Contract owners' equity beginning
  of period .................................           280,879            183,786          2,259,338          2,314,552
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......           866,946            280,879          2,414,432          2,259,338
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................            22,611             15,511            160,643            184,343
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            50,820              8,690             63,851             52,379
   Units redeemed ...........................            (5,067)            (1,590)           (61,886)           (76,079)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            68,364             22,611            162,608            160,643
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidABalA                                FidABalT
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        10,220              8,832             10,075              7,953
   Realized gain (loss) on investments ......               160             (9,984)           (25,813)           (64,177)
   Change in unrealized gain (loss)
     on investments .........................            22,151            115,015             59,096            232,305
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            32,531            113,863             43,358            176,081
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            15,368             63,310            218,181            197,696
   Transfers between funds ..................            32,975             27,819            (92,766)           (77,721)
   Redemptions (note 3) .....................          (111,010)           (60,158)           (95,608)          (150,794)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -             (2,083)            (2,264)
   Contingent deferred sales charges
     (note 2) ...............................            (2,283)              (909)              (453)            (2,695)
   Adjustments to maintain reserves .........                 6                (50)                46                (14)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           (64,944)            30,012             27,317            (35,792)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           (32,413)           143,875             70,675            140,289
Contract owners' equity beginning
  of period .................................           820,544            676,669          1,206,630          1,066,341
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $       788,131            820,544          1,277,305          1,206,630
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................            84,334             81,046             83,221             85,330
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            10,408             12,717             18,083             20,355
   Units redeemed ...........................           (16,872)            (9,429)           (16,272)           (22,464)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            77,870             84,334             85,032             83,221
                                                ===============    ===============    ===============     ==============

                                                            FidAEGroA                            FidAEqIncA
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............           (12,247)            (7,917)            (6,000)               573
   Realized gain (loss) on investments ......            28,530             61,172            247,722            (81,616)
   Change in unrealized gain (loss)
     on investments .........................             4,544            152,950             92,738            711,463
   Reinvested capital gains .................                 -                  -             52,743                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            20,827            206,205            387,203            630,420
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           122,701            291,741            720,864            778,064
   Transfers between funds ..................            69,796            155,389           (100,645)           180,445
   Redemptions (note 3) .....................           (58,824)           (35,345)          (291,406)          (149,935)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (307)              (207)            (3,397)            (2,799)
   Adjustments to maintain reserves .........                (5)               (17)               101                (78)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           133,361            411,561            325,517            805,697
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           154,188            617,766            712,720          1,436,117
Contract owners' equity beginning
  of period .................................         1,126,698            508,932          3,300,260          1,864,143
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......         1,280,886          1,126,698          4,012,980          3,300,260
                                                ---------------    ---------------    ---------------     --------------
CHANGES IN UNITS:
   Beginning units ..........................           176,059            103,982            287,775            207,180
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            66,407            415,236            117,747            338,513
   Units redeemed ...........................           (45,524)          (343,159)           (89,586)          (257,918)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           196,942            176,059            315,936            287,775
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           FidAEqIncT                             FidAGrOppA
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $       (19,583)           (11,084)            (3,429)            (2,532)
   Realized gain (loss) on investments ......            38,907            (78,570)            27,649            (10,753)
   Change in unrealized gain (loss)
     on investments .........................           308,683            783,347             (6,949)            93,819
   Reinvested capital gains .................            58,909                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           386,916            693,693             17,271             80,534
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           358,332            327,728            182,725             97,362
   Transfers between funds ..................           489,693            261,807              3,721             23,220
   Redemptions (note 3) .....................          (374,942)          (428,467)           (21,229)           (36,534)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (5,266)            (5,002)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (5,574)            (2,911)              (797)              (439)
   Adjustments to maintain reserves .........               164                 (6)               (27)               (40)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           462,407            153,149            164,393             83,569
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           849,323            846,842            181,664            164,103
Contract owners' equity beginning
  of period .................................         3,359,593          2,512,751            390,109            226,006
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $     4,208,916          3,359,593            571,773            390,109
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           182,726            173,217             55,941             41,447
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            78,239             50,833             69,914             22,467
   Units redeemed ...........................           (53,683)           (41,324)           (48,341)            (7,973)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           207,282            182,726             77,514             55,941
                                                ===============    ===============    ===============     ==============

                                                            FidAGrOppT                            FidAHiIncT
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............           (44,291)           (46,739)           253,104            337,715
   Realized gain (loss) on investments ......          (599,666)          (769,879)           114,429            619,244
   Change in unrealized gain (loss)
     on investments .........................           868,458          1,816,523             24,896            187,231
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           224,501            999,905            392,429          1,144,190
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           359,130            353,221            103,595            510,066
   Transfers between funds ..................          (164,378)            23,563           (653,343)           363,050
   Redemptions (note 3) .....................          (681,932)          (407,028)          (486,104)          (435,445)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (8,174)            (8,852)            (3,284)            (3,090)
   Contingent deferred sales charges
     (note 2) ...............................            (4,032)            (3,371)            (2,399)            (3,175)
   Adjustments to maintain reserves .........               163                 15                474             (1,147)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (499,223)           (42,452)        (1,041,061)           430,259
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (274,722)           957,453           (648,632)         1,574,449
Contract owners' equity beginning
  of period .................................         4,670,127          3,712,674          3,879,384          2,304,935
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......         4,395,405          4,670,127          3,230,752          3,879,384
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           370,410            375,670            269,387            222,978
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            47,077             75,218            108,577            939,071
   Units redeemed ...........................           (87,241)           (80,478)          (179,253)          (892,662)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           330,246            370,410            198,711            269,387
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            FidAOvA                               FidAsMgr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        (4,500)               (89)            47,282             53,900
   Realized gain (loss) on investments ......            39,818            336,667           (182,541)          (152,583)
   Change in unrealized gain (loss)
     on investments .........................           (14,309)            34,682            284,607            719,171
   Reinvested capital gains .................               951                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            21,960            371,260            149,348            620,488
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            52,444             19,222            245,194            255,200
   Transfers between funds ..................          (422,787)           223,416             41,727            255,241
   Redemptions (note 3) .....................            (7,818)            (8,080)        (1,006,264)          (701,901)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -             (5,571)            (5,999)
   Contingent deferred sales charges
     (note 2) ...............................               (35)                 -            (11,123)            (3,830)
   Adjustments to maintain reserves .........               (10)                 5                129                (22)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (378,206)           234,563           (735,908)          (201,311)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (356,246)           605,823           (586,560)           419,177
Contract owners' equity beginning
  of period .................................           631,056             25,233          4,494,463          4,075,286
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $       274,810            631,056          3,907,903          4,494,463
                                                ---------------    ---------------    ---------------     --------------
CHANGES IN UNITS:
   Beginning units ..........................            77,409              4,402            231,668            242,946
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................           135,637          8,153,103             31,623             37,101
   Units redeemed ...........................          (182,913)        (8,080,096)           (69,656)           (48,379)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            30,133             77,409            193,635            231,668
                                                ===============    ===============    ===============     ==============

                                                              FidCapInc                            FidEqInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............            35,663             42,610             29,160             29,263
   Realized gain (loss) on investments ......           (29,153)           (16,901)           (90,661)          (502,672)
   Change in unrealized gain (loss)
     on investments .........................            60,138            165,265            697,510          2,533,317
   Reinvested capital gains .................                 -                  -            338,666            188,952
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            66,648            190,974            974,675          2,248,860
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............                 -                  -            605,942            533,026
   Transfers between funds ..................            (9,291)                 -            492,624            784,021
   Redemptions (note 3) .....................          (198,277)           (48,322)        (1,631,380)        (1,388,708)
   Annuity benefits .........................                 -                  -               (315)              (280)
   Annual contract maintenance charges
     (note 2) ...............................              (959)              (944)           (15,176)           (14,834)
   Contingent deferred sales charges
     (note 2) ...............................                 -                 (5)            (3,522)            (6,658)
   Adjustments to maintain reserves .........                28                 25                720                590
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (208,499)           (49,246)          (551,107)           (92,843)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (141,851)           141,728            423,568          2,156,017
Contract owners' equity beginning
  of period .................................           679,880            538,152         10,459,135          8,303,118
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......           538,029            679,880         10,882,703         10,459,135
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................            11,090             12,054            119,162            121,343
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................                 -                  -             15,640             24,190
   Units redeemed ...........................            (3,191)              (964)           (21,922)           (26,371)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................             7,899             11,090            112,880            119,162
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              FidMgln                              FidPurtn
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $       (23,495)           (91,916)           117,644            135,773
   Realized gain (loss) on investments ......          (934,907)          (938,021)          (164,892)          (211,446)
   Change in unrealized gain (loss)
     on investments .........................         2,131,293          5,246,074            438,199          1,782,367
   Reinvested capital gains .................                 -                  -            405,782            172,637
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................         1,172,891          4,216,137            796,733          1,879,331
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............         1,041,801          1,068,218            496,722            483,171
   Transfers between funds ..................          (604,586)          (565,454)           259,629            238,084
   Redemptions (note 3) .....................        (2,993,940)        (2,751,954)        (1,459,952)        (1,773,479)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................           (30,128)           (32,851)           (12,014)           (12,760)
   Contingent deferred sales charges
     (note 2) ...............................           (21,687)           (35,033)            (7,740)           (30,827)
   Adjustments to maintain reserves .........               840               (423)               418                 74
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................        (2,607,700)        (2,317,497)          (722,937)        (1,095,737)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......        (1,434,809)         1,898,640             73,796            783,594
Contract owners' equity beginning
  of period .................................        21,806,684         19,908,044         10,711,174          9,927,580
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $    20,371,875         21,806,684         10,784,970         10,711,174
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           837,429            941,898            407,038            455,032
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            54,606             85,715             44,210             43,909
   Units redeemed ...........................          (154,657)          (190,184)           (71,254)           (91,903)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           737,378            837,429            379,994            407,038
                                                ===============    ===============    ===============     ==============

                                                               FidVIPHI                          FidVIPOvS2R
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............             4,445              3,337             (1,786)                 -
   Realized gain (loss) on investments ......           (29,559)              (687)             3,143                  -
   Change in unrealized gain (loss)
     on investments .........................            29,478             10,294             48,008                  -
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................             4,364             12,944             49,365                  -
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............                 -                  -            228,362                  -
   Transfers between funds ..................                 -                  -            245,168                  -
   Redemptions (note 3) .....................           (47,140)                 -             (9,419)                 -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................               (31)               (30)               (27)                 -
   Contingent deferred sales charges
     (note 2) ...............................                (8)                 -                (91)                 -
   Adjustments to maintain reserves .........                 9                 (6)                 7                  -
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           (47,170)               (36)           464,000                  -
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           (42,806)            12,908            513,365                  -
Contract owners' equity beginning
  of period .................................            63,450             50,542                  -                  -
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......            20,644             63,450            513,365                  -
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................             2,909              2,911                  -                  -
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................                 -                  -             62,732                  -
   Units redeemed ...........................            (2,034)                (2)           (16,255)                 -
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................               875              2,909             46,477                  -
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            FranMutSer                            FranSmMdCap
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        24,456             12,472            (22,103)           (13,995)
   Realized gain (loss) on investments ......           132,274           (168,378)             9,832            176,271
   Change in unrealized gain (loss)
     on investments .........................           494,021          1,256,592            271,558            247,509
   Reinvested capital gains .................           141,232                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           791,983          1,100,686            259,287            409,785
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           880,195            916,633            337,434            451,066
   Transfers between funds ..................           212,729            370,961            813,319            177,718
   Redemptions (note 3) .....................          (559,178)          (613,679)          (154,591)           (63,652)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (4,869)            (3,858)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (6,180)            (4,806)            (1,660)            (1,336)
   Adjustments to maintain reserves .........            (5,867)            (5,151)               (23)               (34)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           516,830            660,100            994,479            563,762
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......         1,308,813          1,760,786          1,253,766            973,547
Contract owners' equity beginning
  of period .................................         5,924,590          4,163,804          1,840,506            866,959
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $     7,233,403          5,924,590          3,094,272          1,840,506
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           436,986            380,780            289,019            185,549
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................           168,306            166,681            187,684          1,578,627
   Units redeemed ...........................          (129,214)          (110,475)           (41,466)        (1,475,157)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           476,078            436,986            435,237            289,019
                                                ===============    ===============    ===============     ==============

                                                           FrVIPForSec3                            FranBSInv
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............            (3,780)                 -             (3,030)            (5,093)
   Realized gain (loss) on investments ......             1,189                  -             61,433              3,387
   Change in unrealized gain (loss)
     on investments .........................           241,111                  -            275,755            217,960
   Reinvested capital gains .................                 -                  -             31,853              7,293
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           238,520                  -            366,011            223,547
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           286,209                  -            745,814            358,076
   Transfers between funds ..................         1,933,093                  -            171,978            152,369
   Redemptions (note 3) .....................           (71,830)                 -           (210,783)           (66,640)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................              (342)                 -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (992)                 -             (1,757)            (2,346)
   Adjustments to maintain reserves .........               421                  -                 (1)               (10)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................         2,146,559                  -            705,251            441,449
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......         2,385,079                  -          1,071,262            664,996
Contract owners' equity beginning
  of period .................................                 -                  -          1,154,090            489,094
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......         2,385,079                  -          2,225,352          1,154,090
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................                 -                  -             77,941             42,332
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................           216,204                  -             69,308             45,858
   Units redeemed ...........................            (9,320)                 -            (25,744)           (10,249)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           206,884                  -            121,505             77,941
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             GartBond                              GartBdIx
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        79,684             97,646              5,133              3,730
   Realized gain (loss) on investments ......            20,417             30,487                262                639
   Change in unrealized gain (loss)
     on investments .........................           (20,839)            (2,902)               276             (2,945)
   Reinvested capital gains .................                 -                  -                135                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            79,262            125,231              5,806              1,424
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           225,500            286,162             94,224            115,870
   Transfers between funds ..................           (92,712)             5,642            (15,558)           (39,681)
   Redemptions (note 3) .....................          (410,712)          (481,052)            (3,439)            (6,726)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (3,494)            (3,487)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (4,019)            (3,557)              (132)                 -
   Adjustments to maintain reserves .........                33               (203)                 3                (38)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (285,404)          (196,495)            75,098             69,425
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (206,142)           (71,264)            80,904             70,849
Contract owners' equity beginning
  of period .................................         2,476,766          2,548,030            173,477            102,628
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $     2,270,624          2,476,766            254,381            173,477
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................            72,695             78,906             14,144              8,533
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................             8,715             38,314              9,350             11,429
   Units redeemed ...........................           (17,227)           (44,525)            (3,239)            (5,818)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            64,183             72,695             20,255             14,144
                                                ===============    ===============    ===============     ==============

                                                            GartGvtBd                              GartGrowA
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............           163,397            195,166             (5,023)              (147)
   Realized gain (loss) on investments ......          (100,334)            15,327              8,986                 23
   Change in unrealized gain (loss)
     on investments .........................            65,740           (327,516)            26,922              5,940
   Reinvested capital gains .................                 -            160,200                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           128,803             43,177             30,885              5,816
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           487,221          1,068,979            137,214              7,254
   Transfers between funds ..................          (427,973)          (598,886)            91,524            331,982
   Redemptions (note 3) .....................          (802,782)          (955,905)           (63,228)               (80)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (5,699)            (6,302)              (569)               (20)
   Contingent deferred sales charges
     (note 2) ...............................           (11,329)           (18,338)              (202)                 -
   Adjustments to maintain reserves .........               319             (4,004)               253                  9
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (760,243)          (514,456)           164,992            339,145
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (631,440)          (471,279)           195,877            344,961
Contract owners' equity beginning
  of period .................................         6,686,754          7,158,033            344,961                  -
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......         6,055,314          6,686,754            540,838            344,961
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           473,517            507,979             33,909                  -
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            86,041            398,189             44,719             34,468
   Units redeemed ...........................          (135,880)          (432,651)           (28,698)              (559)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           423,678            473,517             49,930             33,909
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             GartGrow                              GVITIDAgg
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $       (14,221)           (15,286)               573                  -
   Realized gain (loss) on investments ......            13,471         (1,043,731)                63                  -
   Change in unrealized gain (loss)
     on investments .........................            84,449          1,402,010              4,650                  -
   Reinvested capital gains .................                 -                  -              1,140                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            83,699            342,993              6,426                  -
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............             7,485            228,627              3,773                  -
   Transfers between funds ..................          (164,220)           126,780             79,834                  -
   Redemptions (note 3) .....................          (111,838)          (137,141)              (344)                 -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (2,497)            (2,871)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (388)            (1,663)                 -                  -
   Adjustments to maintain reserves .........                 3                 22                  1                  -
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (271,455)           213,754             83,264                  -
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (187,756)           556,747             89,690                  -
Contract owners' equity beginning
  of period .................................         1,509,129            952,382                  -                  -
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $     1,321,373          1,509,129             89,690                  -
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................            60,362             32,539                  -                  -
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................               211            930,473              8,073                  -
   Units redeemed ...........................           (11,113)          (902,650)               (32)                 -
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            49,460             60,362              8,041                  -
                                                ===============    ===============    ===============     ==============

                                                            GVITIDCon                              GVITIDMod
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............                 4                  -              3,826                  -
   Realized gain (loss) on investments ......                 -                  -                 56                  -
   Change in unrealized gain (loss)
     on investments .........................                 5                  -             27,199                  -
   Reinvested capital gains .................                 2                  -                831                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................                11                  -             31,912                  -
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............                68                  -             22,186                  -
   Transfers between funds ..................               234                  -            459,608                  -
   Redemptions (note 3) .....................                 -                  -                  -                  -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                (30)                 -
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -                  -                  -
   Adjustments to maintain reserves .........                (3)                 -                  3                  -
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................               299                  -            481,767                  -
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......               310                  -            513,679                  -
Contract owners' equity beginning
  of period .................................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......               310                  -            513,679                  -
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................                30                  -             47,713                  -
   Units redeemed ...........................                 -                  -                 (3)                 -
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................                30                  -             47,710                  -
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITIDModAgg                         GVITIDModCon
                                                ----------------------------------    ---------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    --------------
   Net investment income (loss) .............   $         3,377                  -                 86                  -
   Realized gain (loss) on investments ......                27                  -                  1                  -
   Change in unrealized gain (loss)
     on investments .........................            18,552                  -                117                  -
   Reinvested capital gains .................             4,596                  -                 25                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            26,552                  -                229                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            15,044                  -              8,079                  -
   Transfers between funds ..................           496,152                  -              2,769                  -
   Redemptions (note 3) .....................                 -                  -                  -                  -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................               (31)                 -                 (1)                 -
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -                  -                  -
   Adjustments to maintain reserves .........                 1                  -                 (3)                 -
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................           511,166                  -             10,844                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           537,718                  -             11,073                  -
Contract owners' equity beginning
  of period .................................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       537,718                  -             11,073                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    --------------
   Units purchased ..........................            48,893                  -              1,048                  -
   Units redeemed ...........................                (3)                 -                  -                  -
                                                ---------------    ---------------    ---------------    --------------
   Ending units .............................            48,890                  -              1,048                  -
                                                ===============    ===============    ===============    ==============

                                                             GVITJPBal                            GartID Agg
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    --------------
   Net investment income (loss) .............             1,144                432              3,645                822
   Realized gain (loss) on investments ......               956             (3,242)             5,906               (411)
   Change in unrealized gain (loss)
     on investments .........................             6,946             14,496             67,290             51,775
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................             9,046             11,686             76,841             52,186
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            54,950             35,894            270,187            124,293
   Transfers between funds ..................            (1,694)             9,829             20,098            149,468
   Redemptions (note 3) .....................           (14,794)           (24,519)           (30,604)            (1,086)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................              (160)              (130)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................               (89)              (429)              (177)                 -
   Adjustments to maintain reserves .........                (5)                (5)                (8)               (25)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................            38,208             20,640            259,496            272,650
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            47,254             32,326            336,337            324,836
Contract owners' equity beginning
  of period .................................            98,367             66,041            409,355             84,519
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           145,621             98,367            745,692            409,355
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            10,009              7,874             47,094             12,677
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................             5,878              6,230             33,518             34,718
   Units redeemed ...........................            (2,062)            (4,095)            (4,443)              (301)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            13,825             10,009             76,169             47,094
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             GartIDCon                            GartIDMod
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $        14,072              6,686             31,500              5,482
   Realized gain (loss) on investments ......             4,381                (38)            13,602            (17,209)
   Change in unrealized gain (loss)
     on investments .........................            10,218             22,864            216,385            145,327
   Reinvested capital gains .................             7,170                  -              3,321                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            35,841             29,512            264,808            133,600
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           463,378            336,339          1,771,954            517,631
   Transfers between funds ..................           224,471            105,217          1,356,689             59,523
   Redemptions (note 3) .....................          (129,524)            (8,333)          (166,966)           (85,103)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (417)                 -             (2,466)            (1,775)
   Adjustments to maintain reserves .........                52                (39)                31                (32)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................           557,960            433,184          2,959,242            490,244
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           593,801            462,696          3,224,050            623,844
Contract owners' equity beginning
  of period .................................           787,586            324,890          1,057,085            433,241
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,381,387            787,586          4,281,135          1,057,085
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            73,292             32,226            109,099             52,794
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            64,734             41,858            323,787             71,388
   Units redeemed ...........................           (13,666)              (792)           (24,578)           (15,083)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           124,360             73,292            408,308            109,099
                                                ===============    ===============    ===============    ===============

                                                           GartIDModAgg                          GartIDModCon
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............             8,027              4,292             12,247              3,483
   Realized gain (loss) on investments ......            84,342             84,254              7,608                269
   Change in unrealized gain (loss)
     on investments .........................            63,536             38,893             40,853             28,912
   Reinvested capital gains .................               117                  -              1,202                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           156,022            127,439             61,910             32,664
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           917,160            531,595            201,881             74,971
   Transfers between funds ..................          (746,605)           603,825            175,737            645,946
   Redemptions (note 3) .....................          (162,996)            (1,069)           (42,840)            (6,810)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (3,424)                 -               (783)                 -
   Adjustments to maintain reserves .........                 3                (26)                10                (25)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................             4,138          1,134,325            334,005            714,082
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           160,160          1,261,764            395,915            746,746
Contract owners' equity beginning
  of period .................................         1,418,116            156,352            831,220             84,474
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,578,276          1,418,116          1,227,135            831,220
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           155,282             21,384             80,598              9,259
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................           336,096            324,819             39,972             72,045
   Units redeemed ...........................          (335,150)          (190,921)            (8,236)              (706)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           156,228            155,282            112,334             80,598
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GartIntlndx                           GartLgCpVal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $           (62)             1,175             (1,905)              (345)
   Realized gain (loss) on investments ......            35,294            238,870            120,071            (44,015)
   Change in unrealized gain (loss)
     on investments .........................           (15,524)            20,252             49,397            233,914
   Reinvested capital gains .................               432                 67                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            20,140            260,364            167,563            189,554
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            10,248             15,856            215,413            257,003
   Transfers between funds ..................          (685,277)           421,503            224,204            171,452
   Redemptions (note 3) .....................            (2,304)              (664)          (219,724)           (73,404)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -             (1,173)              (939)
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -               (843)              (487)
   Adjustments to maintain reserves .........               (18)                (7)                60                (18)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (677,351)           436,688            217,937            353,607
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (657,211)           697,052            385,500            543,161
Contract owners' equity beginning
  of period .................................           700,429              3,377          1,115,437            572,276
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $        43,218            700,429          1,500,937          1,115,437
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            86,263                564             99,480             64,810
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            28,295          4,039,245             78,801             66,380
   Units redeemed ...........................          (110,028)        (3,953,546)           (60,980)           (31,710)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................             4,530             86,263            117,301             99,480
                                                ===============    ===============    ===============    ===============

                                                           GartMdCpMkt                            GartMyMkt
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............            (4,025)            (2,041)           (52,033)           (92,430)
   Realized gain (loss) on investments ......            34,269              3,229                  -                  -
   Change in unrealized gain (loss)
     on investments .........................            42,609             88,456                  -                  -
   Reinvested capital gains .................            14,392              4,169                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            87,245             93,813            (52,033)           (92,430)
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           189,591            105,220          2,030,651          1,546,954
   Transfers between funds ..................            90,515             18,512           (325,409)        (1,097,937)
   Redemptions (note 3) .....................           (24,930)           (45,072)        (2,922,171)        (4,103,385)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -            (19,115)           (22,285)
   Contingent deferred sales charges
     (note 2) ...............................              (140)            (1,673)           (19,583)           (50,921)
   Adjustments to maintain reserves .........               (26)               (13)               414           (209,215)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................           255,010             76,974         (1,255,213)        (3,936,789)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           342,255            170,787         (1,307,246)        (4,029,219)
Contract owners' equity beginning
  of period .................................           433,003            262,216         10,938,742         14,967,961
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           775,258            433,003          9,631,496         10,938,742
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            40,923             32,942            472,855            633,619
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            37,008             14,056            385,033            464,808
   Units redeemed ...........................           (13,706)            (6,075)          (439,214)          (625,572)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            64,225             40,923            418,674            472,855
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GartMyMktS                            GartNWFund
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $       (29,439)           (79,019)            (5,983)           (23,927)
   Realized gain (loss) on investments ......                 -                  -           (493,639)          (535,258)
   Change in unrealized gain (loss)
     on investments .........................                 -                  -            941,966          1,720,268
   Reinvested capital gains .................                 -                  -             23,749                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           (29,439)           (79,019)           466,093          1,161,083
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............         2,592,987         14,629,178            583,702            742,231
   Transfers between funds ..................        (1,815,080)        (5,501,087)          (333,650)           (96,258)
   Redemptions (note 3) .....................        (9,026,740)        (6,106,601)          (521,825)          (562,388)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -            (10,507)           (11,724)
   Contingent deferred sales charges
     (note 2) ...............................           (22,467)           (11,374)            (2,965)            (8,321)
   Adjustments to maintain reserves .........                11               (293)               174                 69
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................        (8,271,289)         3,009,823           (285,071)            63,609
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (8,300,728)         2,930,804            181,022          1,224,692
Contract owners' equity beginning
  of period .................................        11,007,017          8,076,213          5,727,949          4,503,257
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     2,706,289         11,007,017          5,908,971          5,727,949
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................         1,054,174            767,343             88,218             66,389
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................         1,597,360         31,536,835             20,302             36,190
   Units redeemed ...........................        (2,391,402)       (31,250,004)           (21,139)           (14,361)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           260,132          1,054,174             87,381             88,218
                                                ===============    ===============    ===============    ===============

                                                          GartSP500Indx                           GartSmCap
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............             2,717             (4,021)           (34,417)           (16,081)
   Realized gain (loss) on investments ......           292,997           (438,625)            23,023            324,395
   Change in unrealized gain (loss)
     on investments .........................             5,453          1,083,044            255,782             73,718
   Reinvested capital gains .................                 -                  -            418,170             28,030
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           301,167            640,398            662,558            410,062
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           632,910            706,396            642,389            298,347
   Transfers between funds ..................          (235,636)            18,931            743,106            891,016
   Redemptions (note 3) .....................          (362,190)          (350,601)          (254,613)          (176,149)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (2,256)            (2,066)            (2,911)            (2,065)
   Contingent deferred sales charges
     (note 2) ...............................            (5,451)            (1,979)            (3,013)            (2,352)
   Adjustments to maintain reserves .........                17             (1,954)               123                 43
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................            27,394            368,727          1,125,081          1,008,840
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           328,561          1,009,125          1,787,639          1,418,902
Contract owners' equity beginning
  of period .................................         3,324,284          2,315,159          2,125,948            707,046
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         3,652,845          3,324,284          3,913,587          2,125,948
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           423,786            374,477            153,649             74,127
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................           202,020            405,659            155,499            520,278
   Units redeemed ...........................          (198,464)          (356,350)           (77,850)          (440,756)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           427,342            423,786            231,298            153,649
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             GartSmCapIx                           GartValOpp
                                                ---------------------------------     ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $        (2,711)              (724)            (4,888)              (939)
   Realized gain (loss) on investments ......            35,609             12,763              7,554                  4
   Change in unrealized gain (loss)
     on investments .........................            38,961             32,295            (48,493)            31,029
   Reinvested capital gains .................            29,061              4,624            104,176                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           100,920             48,958             58,349             30,094
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           277,698             87,806            312,020             27,521
   Transfers between funds ..................           197,202            111,006             74,819            100,619
   Redemptions (note 3) .....................           (62,009)            (2,114)            (9,260)            (1,764)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (835)               (22)              (167)               (74)
   Adjustments to maintain reserves .........               (17)               (17)               (28)               (12)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................           412,039            196,659            377,384            126,290
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           512,959            245,617            435,733            156,384
Contract owners' equity beginning
  of period .................................           298,888             53,271            196,853             40,469
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       811,847            298,888            632,586            196,853
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            27,945              7,171             15,946              4,444
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            53,368             60,384             32,832             12,363
   Units redeemed ...........................           (16,246)           (39,610)            (3,188)              (861)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            65,067             27,945             45,590             15,946
                                                ===============    ===============    ===============    ===============

                                                             InvDynam                              InvSmCoGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............           (79,059)           (70,766)            (6,051)            (6,675)
   Realized gain (loss) on investments ......        (1,297,653)        (2,135,421)             8,784             40,219
   Change in unrealized gain (loss)
     on investments .........................         1,972,234          3,917,838             48,684             61,304
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           595,522          1,711,651             51,417             94,848
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           569,959            785,875             54,377            121,612
   Transfers between funds ..................          (734,780)           129,888             23,951           (864,737)
   Redemptions (note 3) .....................          (795,250)          (490,155)          (171,880)          (128,133)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (8,655)            (8,981)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................           (11,388)            (8,969)              (536)            (1,936)
   Adjustments to maintain reserves .........             2,802               (855)                97                864
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (977,312)           406,803            (93,991)          (872,330)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (381,790)         2,118,454            (42,574)          (777,482)
Contract owners' equity beginning
  of period .................................         6,557,162          4,438,708            569,039          1,346,521
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         6,175,372          6,557,162            526,465            569,039
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           833,176            758,031             92,094            288,252
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................           118,918            432,108             43,077            902,814
   Units redeemed ...........................          (231,003)          (356,963)           (58,888)        (1,098,972)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           721,091            833,176             76,283             92,094
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             InvTotRet                             JanBal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $           620              1,275              5,768              6,842
   Realized gain (loss) on investments ......            (9,695)           (23,266)            38,417             32,474
   Change in unrealized gain (loss)
     on investments .........................            17,770             72,307             44,592            132,944
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................             8,695             50,316             88,777            172,260
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            13,333             47,334            247,393            559,173
   Transfers between funds ..................           (66,368)            22,082           (393,695)          (172,745)
   Redemptions (note 3) .....................           (27,619)           (74,203)           (59,562)           (45,674)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (740)               (29)            (1,499)              (856)
   Adjustments to maintain reserves .........               (16)               (15)               (55)               (21)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................           (81,410)            (4,831)          (207,418)           339,877
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           (72,715)            45,485           (118,641)           512,137
Contract owners' equity beginning
  of period .................................           411,647            366,162          1,427,611            915,474
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       338,932            411,647          1,308,970          1,427,611
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            43,049             44,076            148,887            107,570
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................             2,339              8,518             29,550            210,488
   Units redeemed ...........................           (10,810)            (9,545)           (50,761)          (169,171)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            34,578             43,049            127,676            148,887
                                                ===============    ===============    ===============    ===============

                                                             JanIntl                               JanWorld
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............            (1,941)            (1,502)            (8,752)            (6,978)
   Realized gain (loss) on investments ......            39,561            385,978             44,174            151,084
   Change in unrealized gain (loss)
     on investments .........................           (28,249)            31,646            (13,055)           126,405
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................             9,371            416,122             22,367            270,511
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............             6,239            160,837             53,572            382,064
   Transfers between funds ..................          (694,671)           127,384           (482,811)          (224,185)
   Redemptions (note 3) .....................            (1,038)           (13,670)           (55,155)           (81,942)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................                (8)                 -             (1,021)            (1,751)
   Adjustments to maintain reserves .........               (25)               (11)                (3)               (60)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (689,503)           274,540           (485,418)            74,126
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (680,132)           690,662           (463,051)           344,637
Contract owners' equity beginning
  of period .................................           730,459             39,797          1,299,031            954,394
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......            50,327            730,459            835,980          1,299,031
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           109,672              7,960            212,407            189,431
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................           147,928          8,672,414             10,495          3,541,684
   Units redeemed ...........................          (251,202)        (8,570,702)           (90,740)        (3,518,708)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................             6,398            109,672            132,162            212,407
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             JanFund                               Jan20Fd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $      (126,686)          (128,527)          (288,902)          (168,709)
   Realized gain (loss) on investments ......        (2,206,385)        (2,086,105)        (2,175,763)        (3,450,451)
   Change in unrealized gain (loss)
     on investments .........................         2,605,897          4,853,657          7,111,874          8,216,691
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           272,826          2,639,025          4,647,209          4,597,531
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           741,313            976,026          1,791,921          2,318,493
   Transfers between funds ..................        (1,064,177)          (724,143)        (1,479,344)        (1,956,769)
   Redemptions (note 3) .....................        (1,384,366)        (1,178,410)        (2,794,605)        (2,626,034)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................           (18,686)           (21,901)           (45,304)           (51,639)
   Contingent deferred sales charges
     (note 2) ...............................           (14,305)           (18,409)           (30,394)           (38,949)
   Adjustments to maintain reserves .........               312            (38,782)             1,032            (28,985)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................        (1,739,909)        (1,005,619)        (2,556,694)        (2,383,883)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (1,467,083)         1,633,406          2,090,515          2,213,648
Contract owners' equity beginning
  of period .................................        11,013,476          9,380,070         22,785,027         20,571,379
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     9,546,393         11,013,476         24,875,542         22,785,027
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           840,546            927,009          1,367,638          1,505,246
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            78,587            146,217            124,178            214,857
   Units redeemed ...........................          (209,054)          (232,680)          (316,880)          (352,465)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           710,079            840,546          1,174,936          1,367,638
                                                ===============    ===============    ===============    ===============

                                                             JanWrldwde                            LazSmCap
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............           (54,589)           (31,224)           (36,844)           (26,117)
   Realized gain (loss) on investments ......        (2,914,362)        (1,063,232)           158,646           (117,454)
   Change in unrealized gain (loss)
     on investments .........................         3,236,569          3,051,655           (268,777)           823,380
   Reinvested capital gains .................                 -                  -            523,382                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           267,618          1,957,199            376,407            679,809
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           326,608            944,330            318,772            346,739
   Transfers between funds ..................        (1,681,251)        (1,151,130)           427,369           (892,470)
   Redemptions (note 3) .....................        (1,225,229)        (1,115,842)          (333,245)          (311,522)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................           (16,339)           (19,886)            (2,873)            (2,578)
   Contingent deferred sales charges
     (note 2) ...............................           (12,385)           (15,633)            (2,192)            (5,073)
   Adjustments to maintain reserves .........               295                 34                 92             (1,376)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................        (2,608,301)        (1,358,127)           407,923           (866,280)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (2,340,683)           599,072            784,330           (186,471)
Contract owners' equity beginning
  of period .................................        10,109,603          9,510,531          2,558,176          2,744,647
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         7,768,920         10,109,603          3,342,506          2,558,176
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           745,134            864,427            168,554            255,464
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            30,813             95,375             74,318            236,439
   Units redeemed ...........................          (223,623)          (214,668)           (48,740)          (323,349)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           552,324            745,134            194,132            168,554
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             MFSStratIncA                          NWLgCapGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $        38,157             29,221                  -             (2,964)
   Realized gain (loss) on investments ......            13,896              4,551                  -             11,873
   Change in unrealized gain (loss)
     on investments .........................             2,176             37,811                  -             39,317
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            54,229             71,583                  -             48,226
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            69,765             51,298                  -            105,157
   Transfers between funds ..................           141,989            240,701                  -           (334,908)
   Redemptions (note 3) .....................          (114,560)           (46,402)                 -            (28,962)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (1,080)            (1,029)                 -               (518)
   Contingent deferred sales charges
     (note 2) ...............................              (694)              (139)                 -             (1,430)
   Adjustments to maintain reserves .........               (29)                27                  -             (1,693)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................            95,391            244,456                  -           (262,354)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           149,620            316,039                  -           (214,128)
Contract owners' equity beginning
  of period .................................           741,264            425,225                  -            214,128
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       890,884            741,264                  -                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            61,538             39,645                  -             41,537
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            21,320             37,935                  -             84,844
   Units redeemed ...........................           (13,682)           (16,042)                 -           (126,381)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            69,176             61,538                  -                  -
                                                ===============    ===============    ===============    ===============

                                                             NBEFGuard                             NBEFPart
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............           (31,793)           (31,439)           (30,413)           (55,469)
   Realized gain (loss) on investments ......          (150,646)          (603,972)          (134,716)          (420,582)
   Change in unrealized gain (loss)
     on investments .........................           603,738          1,529,560          1,002,587          1,761,525
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           421,299            894,149            837,458          1,285,474
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           167,669            130,934            297,445            302,207
   Transfers between funds ..................           (84,114)          (299,624)            43,186            104,703
   Redemptions (note 3) .....................          (513,396)          (511,602)          (753,635)          (540,024)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (4,172)            (4,382)            (7,395)            (7,328)
   Contingent deferred sales charges
     (note 2) ...............................            (4,013)            (3,344)            (3,404)            (5,989)
   Adjustments to maintain reserves .........               101                 10                241                 12
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (437,925)          (688,008)          (423,562)          (146,419)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           (16,626)           206,141            413,896          1,139,055
Contract owners' equity beginning
  of period .................................         3,265,121          3,058,980          5,057,026          3,917,971
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         3,248,495          3,265,121          5,470,922          5,057,026
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           193,335            241,595            201,663            209,534
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            16,149             14,784             24,732             37,028
   Units redeemed ...........................           (41,570)           (63,044)           (40,980)           (44,899)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           167,914            193,335            185,415            201,663
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             NBETGen                               NBETGuard
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $      (148,378)           (97,694)            (3,420)            (2,831)
   Realized gain (loss) on investments ......           381,383          1,268,957              3,821            (20,326)
   Change in unrealized gain (loss)
     on investments .........................         1,307,627            970,033             50,820            105,324
   Reinvested capital gains .................           412,375              5,247                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................         1,953,007          2,146,543             51,221             82,167
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............         1,881,461          1,422,422              5,904             33,986
   Transfers between funds ..................         1,926,834          1,219,170             16,844             10,878
   Redemptions (note 3) .....................        (1,345,727)        (1,152,522)           (20,954)           (35,883)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (9,296)            (7,399)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................           (11,383)            (8,793)              (491)              (332)
   Adjustments to maintain reserves .........               467               (754)               (39)               (28)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................         2,442,356          1,472,124              1,264              8,621
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         4,395,363          3,618,667             52,485             90,788
Contract owners' equity beginning
  of period .................................        10,220,042          6,601,375            350,024            259,236
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    14,615,405         10,220,042            402,509            350,024
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           606,006            507,180             39,493             39,007
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................           310,639            736,660             10,985              7,311
   Units redeemed ...........................          (177,790)          (637,834)           (10,869)            (6,825)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           738,855            606,006             39,609             39,493
                                                ===============    ===============    ===============    ===============

                                                             NBETPart                              NBETSocRes
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............            (1,476)            (2,339)              (266)                 -
   Realized gain (loss) on investments ......            14,960             49,303                  5                  -
   Change in unrealized gain (loss)
     on investments .........................            37,271             44,024              5,200                  -
   Reinvested capital gains .................                 -                  -              1,779                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            50,755             90,988              6,718                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            20,658             15,886             32,600                  -
   Transfers between funds ..................           120,743            (20,275)            49,643                  -
   Redemptions (note 3) .....................           (56,652)            (9,859)              (383)                 -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (361)              (424)                 -                  -
   Adjustments to maintain reserves .........               (43)                 5                 (4)                 -
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................            84,345            (14,667)            81,856                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           135,100             76,321             88,574                  -
Contract owners' equity beginning
  of period .................................           223,623            147,302                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           358,723            223,623             88,574                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            23,117             20,457                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            21,874            385,831              7,887                  -
   Units redeemed ...........................           (13,481)          (383,171)               (42)                 -
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            31,510             23,117              7,845                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             NBLtdMat                              OppCapApA
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $        30,999             31,100            (21,823)            (9,820)
   Realized gain (loss) on investments ......            (9,456)               628             40,943            (37,382)
   Change in unrealized gain (loss)
     on investments .........................           (26,584)           (14,778)            95,796            294,416
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            (5,041)            16,950            114,916            247,214
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           100,699             90,872            327,870            439,879
   Transfers between funds ..................           120,724            137,722            634,127            344,731
   Redemptions (note 3) .....................          (317,927)          (112,921)          (105,360)           (29,293)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (1,352)            (1,539)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (3,405)              (818)            (3,697)              (836)
   Adjustments to maintain reserves .........                56                127                 (2)               (25)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (101,205)           113,443            852,938            754,456
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (106,246)           130,393            967,854          1,001,670
Contract owners' equity beginning
  of period .................................         1,394,009          1,263,616          1,565,653            563,983
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,287,763          1,394,009          2,533,507          1,565,653
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            97,423             89,370            213,208             98,464
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            25,101             42,696            187,268            140,074
   Units redeemed ...........................           (32,177)           (34,643)           (72,556)           (25,330)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            90,347             97,423            327,920            213,208
                                                ===============    ===============    ===============    ===============

                                                             OppChpInc                             OppGlob
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............             6,901              1,847           (116,810)           (49,145)
   Realized gain (loss) on investments ......               893                  8            798,982           (265,470)
   Change in unrealized gain (loss)
     on investments .........................             3,171              3,546          1,755,826          5,097,672
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            10,965              5,401          2,437,998          4,783,057
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            70,706             25,716            638,601          1,760,899
   Transfers between funds ..................             2,360             43,246         (1,691,538)           863,002
   Redemptions (note 3) .....................            (6,385)              (618)        (2,389,090)        (1,241,656)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -            (16,792)           (16,247)
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -            (20,334)           (10,448)
   Adjustments to maintain reserves .........                (8)                 4                656            (69,176)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................            66,673             68,348         (3,478,497)         1,286,374
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            77,638             73,749         (1,040,499)         6,069,431
Contract owners' equity beginning
  of period .................................            73,749                  -         17,127,357         11,057,926
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           151,387             73,749         16,086,858         17,127,357
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................             6,563                  -            799,413            645,872
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................             7,621              6,620            188,210          3,943,435
   Units redeemed ...........................            (1,704)               (57)          (362,508)        (3,789,894)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            12,480              6,563            625,115            799,413
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             OppGlSec4                             OppStrInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $       (13,987)                 -             18,670              6,316
   Realized gain (loss) on investments ......             2,030                  -              3,034              9,356
   Change in unrealized gain (loss)
     on investments .........................           460,712                  -              6,181              8,698
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           448,755                  -             27,885             24,370
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............         1,014,942                  -            135,876             92,221
   Transfers between funds ..................         2,042,665                  -            (13,911)            32,598
   Redemptions (note 3) .....................           (58,936)                 -             (8,957)            (7,219)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................              (825)                 -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (874)                 -                (97)              (158)
   Adjustments to maintain reserves .........               (48)                 -                 34                 94
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................         2,996,924                  -            112,945            117,536
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,445,679                  -            140,830            141,906
Contract owners' equity beginning
  of period .................................                 -                  -            237,385             95,479
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     3,445,679                  -            378,215            237,385
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................                 -                  -             18,797              8,948
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................           310,430                  -             14,902             21,635
   Units redeemed ...........................           (12,063)                 -             (6,103)           (11,786)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           298,367                  -             27,596             18,797
                                                ===============    ===============    ===============    ===============

                                                             PhxBalFd                              PimTotRet
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............             9,765              6,885             26,577             38,359
   Realized gain (loss) on investments ......            (8,538)           (28,454)             8,221              9,305
   Change in unrealized gain (loss)
     on investments .........................            15,780            154,952            (31,688)            (4,858)
   Reinvested capital gains .................            43,528                  -            114,299             40,962
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            60,535            133,383            117,409             83,768
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           105,888             92,830          1,122,627            715,052
   Transfers between funds ..................            17,923             83,246            285,951            140,216
   Redemptions (note 3) .....................           (45,697)           (73,464)          (249,562)          (155,867)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (1,527)            (1,678)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (213)              (247)            (1,210)            (2,866)
   Adjustments to maintain reserves .........                27                  -               (446)              (297)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................            76,401            100,687          1,157,360            696,238
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           136,936            234,070          1,274,769            780,006
Contract owners' equity beginning
  of period .................................           991,782            757,712          2,573,697          1,793,691
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,128,718            991,782          3,848,466          2,573,697
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            53,906             48,209            203,571            147,395
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................             8,111             12,185            153,285             95,159
   Units redeemed ...........................            (4,017)            (6,488)           (62,713)           (38,983)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            58,000             53,906            294,143            203,571
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              PIntEq                               PVoyager
                                                ---------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $          (218)             3,533               (868)              (173)
   Realized gain (loss) on investments ......            27,831             99,315                132                481
   Change in unrealized gain (loss)
     on investments .........................           (17,631)            18,002              4,933              2,773
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................             9,982            120,850              4,197              3,081
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            10,444              5,771              8,045             10,690
   Transfers between funds ..................          (323,292)           183,951             18,596             64,090
   Redemptions (note 3) .....................              (161)            (3,708)              (292)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -                  -                  -
   Adjustments to maintain reserves .........                (1)                 2                (27)                 7
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (313,010)           186,016             26,322             72,890
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (303,028)           306,866             30,519             75,971
Contract owners' equity beginning
  of period .................................           306,866                  -             75,971                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $         3,838            306,866            106,490             75,971
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            24,231                  -              6,455                  -
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................               658          1,711,323              2,348              6,990
   Units redeemed ...........................           (24,624)        (1,687,092)               (80)              (535)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................               265             24,231              8,723              6,455
                                                ===============    ===============    ===============    ===============

                                                             StComStk                             StrMidCap
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............           (53,486)           (42,927)            (3,145)            (1,258)
   Realized gain (loss) on investments ......            76,521            (57,481)             9,324             (6,549)
   Change in unrealized gain (loss)
     on investments .........................            18,748          1,222,510             40,233             31,194
   Reinvested capital gains .................           299,824                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           341,607          1,122,102             46,412             23,387
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           372,606            662,430             57,087             36,200
   Transfers between funds ..................           (11,597)           (71,121)             8,215            120,177
   Redemptions (note 3) .....................          (508,831)          (383,098)           (17,987)           (12,765)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (3,404)            (3,354)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (6,996)            (5,190)              (222)               (35)
   Adjustments to maintain reserves .........             2,004             (2,535)               (14)               (10)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (156,218)           197,132             47,079            143,567
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           185,389          1,319,234             93,491            166,954
Contract owners' equity beginning
  of period .................................         4,210,020          2,890,786            226,739             59,785
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         4,395,409          4,210,020            320,230            226,739
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           332,850            305,307             52,440             18,389
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            62,345            137,289             22,145             42,308
   Units redeemed ...........................           (75,922)          (109,746)           (11,198)            (8,257)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           319,273            332,850             63,387             52,440
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             StrGrInc                             StrGrowth
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $        (1,471)            (1,204)              (111)                 -
   Realized gain (loss) on investments ......               530             (1,061)               (56)                 -
   Change in unrealized gain (loss)
     on investments .........................            19,115             31,118              1,421                  -
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            18,174             28,853              1,254                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            11,169             17,065              4,473                  -
   Transfers between funds ..................            11,416             83,931             13,063                  -
   Redemptions (note 3) .....................            (4,879)            (7,091)                 -                  -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................                 -                (81)                 -                  -
   Adjustments to maintain reserves .........               (27)                (9)                (3)                 -
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................            17,679             93,815             17,533                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            35,853            122,668             18,787                  -
Contract owners' equity beginning
  of period .................................           221,102             98,434                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       256,955            221,102             18,787                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            33,718             18,511                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................             3,761             16,474              1,844                  -
   Units redeemed ...........................            (1,061)            (1,267)              (142)                 -
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            36,418             33,718              1,702                  -
                                                ===============    ===============    ===============    ===============

                                                              StLCap                               TemForFd
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............           (25,793)           (26,339)            37,555             49,899
   Realized gain (loss) on investments ......          (602,331)          (920,557)           349,725          1,265,168
   Change in unrealized gain (loss)
     on investments .........................           765,975          1,401,047            564,237            513,393
   Reinvested capital gains .................                 -                  -             10,182                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           137,851            454,151            961,699          1,828,460
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           203,411            257,783            272,100            648,009
   Transfers between funds ..................          (123,151)           (83,881)        (1,297,377)           735,811
   Redemptions (note 3) .....................          (378,964)          (270,877)          (799,787)          (744,639)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (4,152)            (4,739)            (6,004)            (5,834)
   Contingent deferred sales charges
     (note 2) ...............................            (2,211)            (3,861)            (6,558)            (4,776)
   Adjustments to maintain reserves .........                79                  7                563               (523)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (304,988)          (105,568)        (1,837,063)           628,048
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (167,137)           348,583           (875,364)         2,456,508
Contract owners' equity beginning
  of period .................................         2,180,594          1,832,011          7,349,490          4,892,982
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         2,013,457          2,180,594          6,474,126          7,349,490
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           104,342            109,741            491,545            397,854
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            12,997             29,918            172,534          5,376,628
   Units redeemed ...........................           (27,492)           (35,317)          (300,247)        (5,282,937)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            89,847            104,342            363,832            491,545
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             VKGrInc                             VKMidCapGro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $         2,573                509               (784)               (14)
   Realized gain (loss) on investments ......             7,606                 46              2,125                  -
   Change in unrealized gain (loss)
     on investments .........................           135,475             36,313             13,918                413
   Reinvested capital gains .................             8,050                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           153,704             36,868             15,259                399
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           455,167            292,332             26,847             11,919
   Transfers between funds ..................           457,098            146,543             86,316              6,324
   Redemptions (note 3) .....................           (39,600)              (895)           (10,255)                 -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (1,013)                 -                (14)                 -
   Adjustments to maintain reserves .........                 6                  -                  9                  9
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................           871,658            437,980            102,903             18,252
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         1,025,362            474,848            118,162             18,651
Contract owners' equity beginning
  of period .................................           474,848                  -             18,651                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,500,210            474,848            136,813             18,651
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            38,228                  -              1,518                  -
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            75,707             38,314              8,770              1,518
   Units redeemed ...........................            (6,769)               (86)              (986)                 -
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           107,166             38,228              9,302              1,518
                                                ===============    ===============    ===============    ===============

                                                           VKRealEstSec                           WRAdSmCap
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............             2,005                600               (739)               (33)
   Realized gain (loss) on investments ......            29,845                795                409                114
   Change in unrealized gain (loss)
     on investments .........................            42,525              4,156             22,470                688
   Reinvested capital gains .................            19,873                194                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            94,248              5,745             22,140                769
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           338,906             34,858            126,393                227
   Transfers between funds ..................           164,155             31,728             (1,305)             8,128
   Redemptions (note 3) .....................            (7,546)              (228)            (1,750)                 -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -                (11)                 -
   Adjustments to maintain reserves .........               (36)                (6)                11                  1
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................           495,479             66,352            123,338              8,356
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           589,727             72,097            145,478              9,125
Contract owners' equity beginning
  of period .................................            72,097                  -              9,125                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           661,824             72,097            154,603              9,125
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................             5,655                  -                747                  -
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            45,207              6,411             12,718                856
   Units redeemed ...........................           (12,447)              (756)            (2,181)              (109)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            38,415              5,655             11,284                747
                                                ===============    ===============    ===============    ===============

See accompanying notes to financial statements.

================================================================================

                           NATIONWIDE VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               American Century Growth Fund - Investor Class (ACGroI)
               American Century Income & Growth Fund - Advisor Class (ACIncGroA) American Century Income & Growth Fund - Investor Class (ACIncGroI)
               American Century International Growth Fund - Advisor Class (ACIntlGrA)
               American Century International Growth Fund - Investor Class (ACIntlGrI)
               American Century Short-Term Government Fund - Investor Class (ACSTGvtI)
               American Century Ultra/(R)/ Fund - Investor Class (ACUltraI) American Century VP - International Fund - Class IV (ACVPInt4) Credit Suisse Global Fixed Income Fund - Common Shares (CSGIFixI) Credit Suisse Mid Cap Growth Fund - Common Shares (CSMidCpGr)
                    (formerly Credit Suisse Emerging Growth Fund - Common
                    Shares)
               Delaware Delchester Fund - Institutional Class (DeDelFund)
                    (formerly Delaware Group Delchester High-Yield Bond Fund, Inc. - Institutional Class)
               Dreyfus A Bonds Plus, Inc. (DryABonds)
               Dreyfus Appreciation Fund, Inc. (DryApp)
               Dreyfus Balanced Fund, Inc. (DryBal)*
               Dreyfus Emerging Leaders Fund (DryELead)
               Dreyfus Premier Balanced Opportunity Fund - Class Z (DryBalOpp) Dreyfus Premier Third Century Fund, Inc. - Class Z, The (Dry3dCen)
               Dreyfus S&P 500 Index Fund (Dry500Ix)
               Evergreen Equity Income Fund - Class I (EvInc)
               Federated Equity Income Fund - Class F Shares (FedEqInc) Federated High Yield Trust (FedHiYld)
               Federated Intermediate Corporate Bond Fund -Institutional Service Class (FedIntCorpBd)
                    (formerly Federated Intermediate Income Fund - Institutional Service Class)
               Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
               Fidelity/(R)/ Advisor Balanced Fund - Class A (FidABalA) Fidelity/(R)/ Advisor Balanced Fund - Class T (FidABalT) Fidelity/(R)/ Advisor Equity Growth Fund - Class A (FidAEGroA)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

               Fidelity/(R)/ Advisor Equity Income Fund - Class A (FidAEqIncA) Fidelity/(R)/ Advisor Equity Income Fund - Class T (FidAEqIncT) Fidelity/(R)/ Advisor Growth Opportunities Fund - Class A (FidAGrOppA)
               Fidelity/(R)/ Advisor Growth Opportunities Fund - Class T (FidAGrOppT)
               Fidelity/(R)/ Advisor High Income Advantage Fund - Class T (FidAHiIncT)
                    (formerly Fidelity/(R)/ Advisor High Yield Fund - Class T)
               Fidelity/(R)/ Advisor Overseas Fund - Class A (FidAOvA) Fidelity/(R)/ Asset Manager/(TM)/ (FidAsMgr)
               Fidelity/(R)/ Capital & Income Fund (FidCapInc)
               Fidelity/(R)/ Equity-Income Fund (FidEqInc)
               Fidelity/(R)/ Magellan/(R)/ Fund (FidMgln)
               Fidelity/(R)/ Puritan/(R)/ Fund (FidPurtn)
               Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
               Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
               Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (FranMutSer)
               Franklin Small Mid Cap Growth Fund I - Class A (FranSmMdCap)
                    (formerly Franklin Small Cap Growth Fund I - Class A)
               Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)
               Franklin VIT - Franklin Balance Sheet Investment Fund - Class A (FranBSInv)
               Gartmore Bond Fund - Class D (GartBond)
               Gartmore Bond Index Fund - Class A (GartBdIx)
               Gartmore Government Bond Fund - Class D (GartGvtBd)
               Gartmore Growth Fund - Class A (GartGrowA)
               Gartmore Growth Fund - Class D (GartGrow)
               Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
               Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon) Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
               Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
               Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
               Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal) Gartmore ID Aggressive Fund - Service Class (GartIDAgg)
               Gartmore ID Conservative Fund - Service Class (GartIDCon) Gartmore ID Moderate Fund - Service Class (GartIDMod)
               Gartmore ID Moderately Aggressive Fund - Service Class (GartIDModAgg)
               Gartmore ID Moderately Conservative Fund - Service Class (GartIDModCon)
               Gartmore International Index Fund - Class A (GartIntlndx) Gartmore Large Cap Value Fund - Class A (GartLgCpVal)
               Gartmore Mid Cap Market Index Fund - Class A (GartMdCpMkt) Gartmore Money Market Fund - Prime Shares (GartMyMkt)
               Gartmore Money Market Fund - Service Class (GartMyMktS)
               Gartmore Nationwide Fund - Class D (GartNWFund)
                    (formerly Gartmore Total Return Fund - Class D)
               Gartmore S&P 500 Index Fund - Service Class (GartSP500Indx) Gartmore Small Cap Fund - Class A (GartSmCap)
               Gartmore Small Cap Index Fund - Class A (GartSmCapIx)
               Gartmore Value Opportunities Fund - Class A (GartValOpp)
               INVESCO Dynamics Fund - Investor Class (InvDynam)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

               INVESCO Small Company Growth Fund - Investor Class (InvSmCoGr) INVESCO Total Return Fund - Investor Class (InvTotRet)
               Janus Adviser Balanced Fund (JanBal)
               Janus Adviser International Fund (JanIntl)
               Janus Adviser Worldwide Fund (JanWorld)
               Janus Fund (JanFund)
               Janus Twenty Fund (Jan20Fd)
               Janus Worldwide Fund (JanWrldwde)
               Lazard Small Cap Portfolio - Open Shares (LazSmCap)
               MFS/(R)/ Strategic Income Fund - Class A (MFSStratIncA) Nationwide/(R)/ Large Cap Growth Fund - Class A (NWLgCapGr)* Neuberger Berman EF - Guardian Fund - Investor Class Shares (NBEFGuard)
               Neuberger Berman EF - Partners Fund - Investor Class Shares (NBEFPart)
               Neuberger Berman ET - Genesis Fund - Trust Class Shares (NBETGen) Neuberger Berman ET - Guardian Fund - Trust Class Shares (NBETGuard)
               Neuberger Berman ET - Partners Fund - Trust Class Shares
               (NBETPart)
               Neuberger Berman ET - Socially Responsive Fund - Trust Class Shares (NBETSocRes)
               Neuberger Berman Limited Maturity Bond Fund/(R)/ - Investor Class Shares (NBLtdMat)
               Oppenheimer Capital Appreciation Fund A (OppCapApA)
               Oppenheimer Champion Income Fund A (OppChpInc)
               Oppenheimer Global Fund A (OppGlob)
               Oppenheimer Global Securities Fund/VA - Class 4 (OppGlSec4) Oppenheimer Strategic Income Fund - Class A (OppStrInc) Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
               PIMCO Total Return Fund - Class A (PimTotRet)
               Putnam International Equity Fund - Class A (PIntEq)
               Putnam Voyager Fund - Class A (PVoyager)
               Strong Advisor Common Stock Fund - Class Z (StComStk)
               Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
               Strong Growth and Income Fund (StrGrInc)
               Strong Growth Fund (StrGrowth)
               Strong Large Cap Growth Fund (StLCap)
               Templeton Foreign Fund - Class A (TemForFd)
               Van Kampen Growth and Income Fund - Class A (VKGrInc)
               Van Kampen Mid Cap Growth Fund - Class A (VKMidCapGro)
                    (formerly Van Kampen Growth Fund - Class A)
               Van Kampen Real Estate Securities Fund - Class A (VKRealEstSec) Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)* Waddell & Reed Advisors Small Cap Fund, Inc. - Class A (WRAdSmCap)

               *At December 31, 2004, contract owners were not invested in this fund.

     The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments surrendered from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 7 years.

     For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     On Soloist contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units. No contract maintenance charge is deducted on Successor contracts.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                       Nationwide Variable Account Options                         Soloist   Successor
------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring ...........................................      1.30%      1.20%
------------------------------------------------------------------------------------------------------
CDSC Options:
  Seven Year CDSC ..............................................................         -      -0.25%
  Five Year CDSC ...............................................................         -      -0.10%
------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option:
    Initial lowered to $1,000 and subsequent lowered to $25.
  In states other than Oregon ..................................................         -       0.25%
  In Oregon only ...............................................................         -       0.30%
------------------------------------------------------------------------------------------------------
Death Benefit Options:
  Five-Year Reset ..............................................................         -       0.05%
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or
     (iii) highest contract value before 86th birthday less surrenders.
  One-Year Enhanced (for contracts issued on or after 1-2-01) ..................         -       0.15%
    If death before annuitization, benefit will be greatest of (i)
     contract value, (ii) purchase payments less surrenders or
     (iii) highest contract value before 86th birthday less surrenders.
  Greater of One-Year or 5% Enhanced (for contracts issued on or after 1-2-01)..         -       0.20%
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.
  One-Year Step Up (for contracts issued prior to 1-2-01) ......................         -       0.10%
    If death before annuitization, benefit will be greatest of (i)
     contract value, (ii) purchase payments less surrenders or
     (iii) highest contract value before 86th birthday less surrenders.
------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
    Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances
     (for contracts issued prior to May 1, 2003).
  Option 1 .....................................................................         -       0.45%
  Option 2 .....................................................................         -       0.30%
------------------------------------------------------------------------------------------------------
Beneficiary Protector Option ...................................................         -       0.40%
     Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(1)/: .........................................      1.30%      2.55%
------------------------------------------------------------------------------------------------------

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004.

                  Total         ACGroI      ACIncGroA      ACIncGroI      ACIntlGrA      ACIntlGrI       ACSTGvtI       ACUltraI
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $    294,493          1,427          7,598              -          1,316              -          7,241         10,554
1.00% ....       12,626             19            347              -              -              -          1,859            276
1.05% ....        8,669            434            820              -             31              -              -            265
1.10% ....       68,019             21          1,627              -            362              -            197          3,299
1.15% ....       20,584             72            108              -            188              -              -            858
1.20% ....      252,807          2,742          8,076              -          3,349              -          1,543         10,954
1.25% ....       57,765            451          2,291              -            336              -            260          1,695
1.30% ....    3,203,740        101,980            140         92,582              -         26,091         25,925        197,860
1.35% ....       22,479            472            544              -             44              -            156          1,164
1.40% ....       90,377            572          2,310              -             57              -             48            611
1.45% ....       57,113          1,367          1,384              -            186              -          1,239          1,949
1.50% ....       10,844            117            344              -             69              -             21            171
1.55% ....        7,612             27            166              -              -              -              -             27
1.60% ....        2,294              -              2              -              -              -              -              7
1.65% ....        4,201              4            315              -              -              -            103            193
1.70% ....        1,522             59             32              -              -              -             27              -
1.75% ....          214              -              -              -              -              -             15              -
1.80% ....          258              -              -              -              -              -              -              -
1.85% ....          573              -             43              -              -              -             37             19
1.90% ....          565              -             14              -              6              -              7              -
2.05% ....           17              -              -              -              -              -              -              -
2.10% ....           15              -              -              -              -              -              -              -
2.25% ....          183              -              -              -              -              -              -              8
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $  4,116,970        109,764         26,161         92,582          5,944         26,091         38,678        229,910
           ============   ============   ============   ============   ============   ============   ============   ============

               ACVPInt4       CSGIFixI      CSMidCpGr      DeDelFund      DryABonds         DryApp         DryBal       DryELead
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $          -              -              -              -              -         10,970          1,326             73
1.00% ....            -              -              -              -              -            458          1,182              -
1.05% ....            -              -              -              -              -              -            501              -
1.10% ....            6              -              -              -              -          1,561          1,462              -
1.15% ....            -              -              -              -              -            235             40              -
1.20% ....          542              -              -              -              -          7,309          1,450            919
1.25% ....           39              -              -              -              -          1,358            356             47
1.30% ....        1,150         12,652         50,125          5,803         43,240         36,963              -              -
1.35% ....            3              -              -              -              -          1,216            242              -
1.40% ....           12              -              -              -              -            492         17,917              -
1.45% ....           18              -              -              -              -          1,007            808              -
1.50% ....            -              -              -              -              -            298             39              -
1.55% ....            -              -              -              -              -          1,238             47              -
1.60% ....            3              -              -              -              -              2            155              -
1.65% ....            -              -              -              -              -             45              -              -
1.70% ....            -              -              -              -              -             55             16              -
1.75% ....            -              -              -              -              -              -              -              -
1.80% ....            -              -              -              -              -              -              -              -
1.85% ....            -              -              -              -              -             11              -              -
1.90% ....            1              -              -              -              -             67              -              -
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals   $      1,774         12,652         50,125          5,803         43,240         63,285         25,541          1,039
           ============   ============   ============   ============   ============   ============   ============   ============

              DryBalOpp       Dry3dCen       Dry500Ix          EvInc       FedEqInc       FedHiYld   FedIntCorpBd        FedBdFd
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $         55            191              -              -            262          2,175          2,187          1,218
1.00% ....           49              -              -              -              -             60              6              -
1.05% ....           20              -              -              -              -              7              -            269
1.10% ....           60              9              -              -              -            265            844            822
1.15% ....            -            121              -              -              -            225              -              -
1.20% ....           63          1,066              -              -            714          8,482          1,617          1,104
1.25% ....           11            292              -              -            183            739            136            422
1.30% ....            -         12,520        242,417         13,729              -         17,622              -         25,117

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued     DryBalOpp       Dry3dCen       Dry500Ix          EvInc       FedEqInc       FedHiYld   FedIntCorpBd        FedBdFd
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
1.35% ....           13             17              -              -              5             84            117             96
1.40% ....          758             38              -              -              -            639            950            251
1.45% ....           44            449              -              -             15            395            293            525
1.50% ....            2             30              -              -              2             74             11              -
1.55% ....            -              -              -              -              -              -              -             34
1.60% ....            9              -              -              -              -              1              -              -
1.65% ....            -            183              -              -              -              8            183              -
1.70% ....            1             10              -              -              -             26              -              -
1.75% ....            -              -              -              -              -              -             15              -
1.80% ....            -              -              -              -              -              -              -              -
1.85% ....            -             18              -              -              -             18             37              -
1.90% ....            -              -              -              -              -              -              -              7
2.05% ....            -              -              -              -              -              -              -             11
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $      1,085         14,944        242,417         13,729          1,181         30,820          6,396         29,876
           ============   ============   ============   ============   ============   ============   ============   ============

               FidABalA       FidABalT      FidAEGroA     FidAEqIncA     FidAEqIncT     FidAGrOppA     FidAGrOppT     FidAHiIncT
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $      3,053              -          6,895         16,702              -            959              -          5,546
1.00% ....            4              -              -            192              -             90              -            202
1.05% ....           73              -              -            321              -              -              -              -
1.10% ....        1,893              -            369          2,792              -            499              -            139
1.15% ....            -              -              -            881              -              -              -            174
1.20% ....        1,655              -          2,666          9,219              -          3,551              -          2,015
1.25% ....          550              -            793          1,742              -            215              -            546
1.30% ....            -         15,991              -             97         49,129              -         57,145         36,035
1.35% ....          524              -             59          1,296              -            113              -             94
1.40% ....           31              -            419          1,492              -             38              -            744
1.45% ....          801              -            729          2,542              -            633              -            182
1.50% ....          180              -            114            577              -            177              -             85
1.55% ....            -              -              3          1,843              -              -              -              -
1.60% ....            -              -              1             23              -              -              -              -
1.65% ....            -              -            151            335              -              -              -              -
1.70% ....           32              -             48              9              -              -              -             21
1.75% ....            -              -              -             18              -              -              -              -
1.80% ....            -              -              -             12              -              -              -              -
1.85% ....            -              -              -             43              -              -              -              -
1.90% ....            -              -              -             13              -             14              -              3
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $      8,796         15,991         12,247         40,149         49,129          6,289         57,145         45,786
           ============   ============   ============   ============   ============   ============   ============   ============

                FidAOvA       FidAsMgr      FidCapInc       FidEqInc        FidMgln       FidPurtn       FidVIPHI    FidVIPOvS2R
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $        920              -              -              -              -              -              -            447
1.00% ....            -              -              -              -              -              -              -              -
1.05% ....            -              -              -              -              -              -              -              -
1.10% ....           71              -              -              -              -              -              -            240
1.15% ....            -              -              -              -              -              -              -              -
1.20% ....        2,982              -              -              -              -              -              -            678
1.25% ....          903              -              -              -              -              -              -             44
1.30% ....           84         55,998          8,527        136,842        272,947        139,611            751            253
1.35% ....           14              -              -              -              -              -              -             31
1.40% ....           29              -              -              -              -              -              -              1
1.45% ....          117              -              -              -              -              -              -             86
1.50% ....            1              -              -              -              -              -              -              5
1.55% ....            -              -              -              -              -              -              -              -
1.60% ....            -              -              -              -              -              -              -              1
1.65% ....            -              -              -              -              -              -              -              -
1.70% ....            -              -              -              -              -              -              -              -
1.75% ....            -              -              -              -              -              -              -              -
1.80% ....            -              -              -              -              -              -              -              -
1.85% ....            -              -              -              -              -              -              -              -
1.90%                13              -              -              -              -              -              -              -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued       FidAOvA       FidAsMgr      FidCapInc       FidEqInc        FidMgln       FidPurtn       FidVIPHI    FidVIPOvS2R
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $      5,134         55,998          8,527        136,842        272,947        139,611            751          1,786
           ============   ============   ============   ============   ============   ============   ============   ============

             FranMutSer    FranSmMdCap   FrVIPForSec3      FranBSInv       GartBond       GartBdIx      GartGvtBd      GartGrowA
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $     14,073         10,987            601          4,594          2,369            440         17,980          1,057
1.00% ....          457            482             67            151              -              -          1,942              -
1.05% ....           77            550              -              -            638              -             41              -
1.10% ....        1,967          1,284            114          1,405             19            148          2,777             44
1.15% ....          311            101              -            593              -              -              -              -
1.20% ....        6,163          4,841          1,055          3,772            616          1,267          3,138            310
1.25% ....        1,793          1,852            104          2,013            297            118            148             71
1.30% ....       50,358             22          7,408            116         25,388              -         45,153              -
1.35% ....          742            245             68          1,121            105            128            642             21
1.40% ....          110            176             52          1,677              8              -          3,294          3,374
1.45% ....        2,606            977             92          2,191            655            475            759            780
1.50% ....          457            398             16            146              5              3             36              -
1.55% ....          132             30              -             23              -              -              -              -
1.60% ....           91              -              -             32              7              -             24              -
1.65% ....          369             79             17            212              -             26              -              -
1.70% ....           45             60              -             23              5              -             68              -
1.75% ....            -              -              -              -              -              -              -              -
1.80% ....           12             12              -              -              -              -              -              -
1.85% ....            -              -              -             19              -              -              -              -
1.90% ....           49              7              -              -             13              -             22              -
2.05% ....            -              -              -              -              1              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $     79,812         22,103          9,594         18,088         30,126          2,605         76,024          5,657
           ============   ============   ============   ============   ============   ============   ============   ============

               GartGrow      GVITIDAgg      GVITIDCon      GVITIDMod   GVITIDModAgg   GVITIDModCon      GVITJPBal      GartIDAgg
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $        693              -              -              -              -              -            390            494
1.00% ....           19              -              -              -              -              -              -             52
1.05% ....            -              -              -              -              -              -              -              -
1.10% ....           46              -              -              -              -              -              -          2,235
1.15% ....            -              -              -              -              -              -              -            537
1.20% ....          862              -              -              -              -              -            125          2,321
1.25% ....            -              -              -              -              -              -             20             89
1.30% ....       15,163            338              1          1,892          1,320             19            925              -
1.35% ....           19              -              -              -              -              -              4            204
1.40% ....           25              -              -              -              -              -              -            329
1.45% ....          106              -              -              -              -              -            107            206
1.50% ....            -              -              -              -              -              -              4             85
1.55% ....            -              -              -              -              -              -              -              -
1.60% ....            -              -              -              -              -              -              -              1
1.65% ....            -              -              -              -              -              -              -              -
1.70% ....            -              -              -              -              -              -              -              -
1.75% ....            -              -              -              -              -              -              -              -
1.80% ....            -              -              -              -              -              -              -              -
1.85% ....            -              -              -              -              -              -              -              2
1.90% ....            -              -              -              -              -              -              -              -
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $     16,933            338              1          1,892          1,320             19          1,575          6,555
           ============   ============   ============   ============   ============   ============   ============   ============

              GartIDCon      GartIDMod   GartIDModAgg   GartIDModCon    GartIntlndx    GartLgCpVal    GartMdCpMkt      GartMyMkt
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $      5,541          6,879          2,832          6,932              -          2,048          2,039              -
1.00% ....          285             57              -            326              -              -              -              -
1.05% ....            -              -              -              -              -              -              -              -
1.10% ....            -            655            704             13             19            413            965              -
1.15% ....            -          4,132          2,244             45              -              -              5              -
1.20% ....        2,993          5,706          4,244            897            604          1,601          2,057              -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued     GartIDCon      GartIDMod   GartIDModAgg   GartIDModCon    GartIntlndx    GartLgCpVal    GartMdCpMkt      GartMyMkt
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
1.25% ....           14            809            478             12             24            752            106              -
1.30% ....          151              -              -              -              -         10,382              4        140,124
1.35% ....           74            568            397            466              5             23            146              -
1.40% ....            -            929            427          1,913              -              6            161              -
1.45% ....        1,171          1,587          1,617            645             78            218            599              -
1.50% ....           20            481            816            126              -             87            112              -
1.55% ....            2          1,380              2              -              -              -              -              -
1.60% ....            -            163              8              1              -              -            206              -
1.65% ....            -            400             52              -              -             80             78              -
1.70% ....            -            654              -              -              -              -              -              -
1.75% ....            -             64              -              -              -              -             18              -
1.80% ....            -              -              -              -              -              -              -              -
1.85% ....            -              -             16              -              -              -             56              -
1.90% ....            -              -              -              -              5              -              -              -
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $     10,251         24,464         13,837         11,376            735         15,610          6,552        140,124
           ============   ============   ============   ============   ============   ============   ============   ============

             GartMyMktS     GartNWFund   GartSP500Indx     GartSmCap    GartSmCapIx     GartValOpp       InvDynam      InvSmCoGr
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $      8,154            880          5,157          2,510          2,046          2,641          4,750          1,803
1.00% ....          430             87            605             36              1             20            200             66
1.05% ....          696              -            265              -              -              -            477            170
1.10% ....        3,480            409          3,063            164            478             83          2,008            489
1.15% ....        2,722            697            805            492            511              -            317            118
1.20% ....       30,484          1,778         11,209          1,355          1,826            490          5,164          1,987
1.25% ....        7,917            213          2,414            181          1,074            629          2,115            329
1.30% ....          277         69,353         14,584         28,925              -              -         59,761             62
1.35% ....        1,822             26          1,024             56            165             99            645             57
1.40% ....        1,539             55             77            139            100            527          1,345            417
1.45% ....        2,836            349          1,928            334            236            339          1,710            276
1.50% ....          495              3            496              6            100             68            341            209
1.55% ....            -              -             85              -              -              -            116             56
1.60% ....           54              -             11            181              2            298             61              9
1.65% ....           83             11             53             38             39              -             17              3
1.70% ....           36              -              -              -              -              -             32              -
1.75% ....           29              -             16              -              -              -              -              -
1.80% ....            -              -            104              -              -              -              -              -
1.85% ....           11              -             58              -              -              -              -              -
1.90% ....           22              -              -              -              -              -              -              -
2.05% ....            -              -              1              -              -              -              -              -
2.10% ....           15              -              -              -              -              -              -              -
2.25% ....          100              -             34              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $     61,202         73,861         41,989         34,417          6,578          5,194         79,059          6,051
           ============   ============   ============   ============   ============   ============   ============   ============

              InvTotRet         JanBal        JanIntl       JanWorld        JanFund        Jan20Fd     JanWrldwde       LazSmCap
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $        781          5,172              -          1,942          4,767          4,708             50            824
1.00% ....            -            129              -            131            167             19             63              -
1.05% ....           27              -              -            325            311            919             68              -
1.10% ....          162          1,394              -          1,377          1,938          1,790             32          1,033
1.15% ....            -             46              -             37            142          1,004              -              -
1.20% ....        1,332          3,573          1,828          3,810          2,750          7,172            118            866
1.25% ....          328            754            190          1,237          2,189          2,882            999            792
1.30% ....            -             53             45             35        112,419        274,485        111,488         33,374
1.35% ....           48            520              2            450            494            296              -            115
1.40% ....          824          1,431             67            544            217            425              -              6
1.45% ....          556          1,551            105          1,651          1,073          1,366             74            220
1.50% ....           55            206              -             44            122            162             34             45
1.55% ....           26              -              -              7             31             31              -              -
1.60% ....            -            165              -              -              -             24              -            206
1.65% ....            -            152              -             72             29             37              -              -
1.70% ....           23              9              -             53             21             44              -              -
1.75% ....            -              -              -              -              -              -              -              -
1.80% ....            -              -              -              -              -              -              -              -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued     InvTotRet         JanBal        JanIntl       JanWorld        JanFund        Jan20Fd     JanWrldwde       LazSmCap
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
1.85% ....            -              -              -              -              -              -              -              -
1.90% ....            -              -              3             43             16             61              -             47
2.05% ....            4              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $      4,166         15,155          2,240         11,758        126,686        295,425        112,926         37,528
           ============   ============   ============   ============   ============   ============   ============   ============

           MFSStratIncA      NBEFGuard       NBEFPart        NBETGen      NBETGuard       NBETPart     NBETSocRes       NBLtdMat
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $          -              -              -         16,967            614          1,229             51              -
1.00% ....            -              -              -            591             42              -              -              -
1.05% ....            -              -              -             62              -              -              -              -
1.10% ....            -              -              -          4,238            408             12              4              -
1.15% ....            -              -              -            829              -              -              -              -
1.20% ....            -              -              -         11,116          1,939          1,317              6              -
1.25% ....            -              -              -          1,997            480            675              -              -
1.30% ....       10,399         41,228         67,253        105,906              -              -             34         17,270
1.35% ....            -              -              -          1,147            161             54             55              -
1.40% ....            -              -              -          2,553              5              -            123              -
1.45% ....            -              -              -          1,863            558            110              -              -
1.50% ....            -              -              -            231              5              1              -              -
1.55% ....            -              -              -            747             29              -              -              -
1.60% ....            -              -              -             39              -              -              -              -
1.65% ....            -              -              -             45              -              -              -              -
1.70% ....            -              -              -              -              -              -              -              -
1.75% ....            -              -              -              -              -              -              -              -
1.80% ....            -              -              -              -              -              -              -              -
1.85% ....            -              -              -             38              -              -              -              -
1.90% ....            -              -              -              9              -             12              -              -
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $     10,399         41,228         67,253        148,378          4,241          3,410            273         17,270
           ============   ============   ============   ============   ============   ============   ============   ============

              OppCapApA      OppChpInc        OppGlob      OppGlSec4      OppStrInc       PhxBalFd      PimTotRet         PIntEq
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $     10,107            547         15,190          1,843            987              -         11,776             16
1.00% ....          382              1            570              7              3              -             17              -
1.05% ....           58              -            796            238             22              -              -              -
1.10% ....        1,297              -          3,486            656             96              -          7,279              -
1.15% ....            -              -          1,045             55              -              -            697              -
1.20% ....        6,052            433         12,165          1,633          1,146              -         10,217            191
1.25% ....          850            192          2,609            496            367              -          1,066             16
1.30% ....           19            146        167,182          8,319              -         13,719            774              -
1.35% ....          261             22            709            128            346              -          1,048              -
1.40% ....          836              -          1,184             82            431              -            492              -
1.45% ....        1,263             23          1,502            454            455              -          2,586             44
1.50% ....          387              -            431             19              -              -          1,909              3
1.55% ....            -              -            104              -              -              -          1,421              -
1.60% ....           43              -             99              3              -              -            274              -
1.65% ....          213              -             26              -              -              -            399              -
1.70% ....            9              -             20             29              -              -              -              -
1.75% ....            9              -             30              -              -              -              -              -
1.80% ....           12              -              -              -              -              -            106              -
1.85% ....           25              -             38             18              -              -              -              -
1.90% ....            -              -             59              3              -              -              1              -
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              3              4              -              -             34              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals   $     21,823          1,364        207,248         13,987          3,853         13,719         40,096            270
           ============   ============   ============   ============   ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

               PVoyager       StComStk      StrMidCap       StrGrInc      StrGrowth         StLCap       TemForFd        VKGrInc
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $        689          7,935            953            957              3              -         10,292          5,793
1.00% ....            -            333              -              -              -              -             88             56
1.05% ....            -            149              -              -              -              -             39              -
1.10% ....           16          1,119             89              -             46              -          1,148            473
1.15% ....            -              -             26              -              -              -            171              -
1.20% ....          159          4,757          1,052          1,247             28              -          5,823          1,231
1.25% ....            -          1,141            543            117              -              -            303            126
1.30% ....            -             63              -              -              -         25,793         62,614             27
1.35% ....            -            352             52             13              -              -            350            486
1.40% ....            -         35,790             63              5              -              -          1,165              -
1.45% ....            4          1,532            354            172             34              -            935            481
1.50% ....            -            200             13              -              -              -             89              -
1.55% ....            -              -              -              -              -              -              2              -
1.60% ....            -             23              -             63              -              -              -              -
1.65% ....            -              -              -              -              -              -             72              -
1.70% ....            -             55              -              -              -              -              -              -
1.75% ....            -              -              -              -              -              -              -              -
1.80% ....            -              -              -              -              -              -              -              -
1.85% ....            -              -              -             38              -              -              -             28
1.90% ....            -             37              -              -              -              -              -              -
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $        868         53,486          3,145          2,612            111         25,793         83,091          8,701
           ============   ============   ============   ============   ============   ============   ============   ============

            VKMidCapGro   VKRealEstSec     WRAdSmCap
           ------------   ------------   ------------
0.95% .... $        444            544            307
1.00% ....            -              -              -
1.05% ....            -              -              -
1.10% ....           33            171            202
1.15% ....            -              -              -
1.20% ....          154          1,039             92
1.25% ....           67            311             57
1.30% ....           26             17              -
1.35% ....           22            172              -
1.40% ....            -             45              -
1.45% ....           35            385             81
1.50% ....            -             61              -
1.55% ....            3              -              -
1.60% ....            -              2              -
1.65% ....            -             79              -
1.70% ....            -              -              -
1.75% ....            -              -              -
1.80% ....            -              -              -
1.85% ....            -              -              -
1.90% ....            -             11              -
2.05% ....            -              -              -
2.10% ....            -              -              -
2.25% ....            -              -              -
           ------------   ------------   ------------
  Totals . $        784          2,837            739
           ============   ============   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $1,336,803 and $682,509, respectively, and total transfers from the Account to the fixed account were $994,181 and $1,094,025, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $88,441 and $123,234 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2004. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
American Century Growth Fund - Investor Class
       2004 ...............   0.95% to 1.70%     216,274   $ 6.33 to  6.11  $    8,691,140     0.04%      8.86% to   8.04%
       2003 ...............   0.95% to 1.70%     199,202     5.82 to  5.66       8,425,454     0.00%     23.23% to  22.30%
       2002 ...............   0.95% to 1.70%     202,293     4.62 to 57.97       7,497,188     0.00%    -27.39% to -26.83%
       2001 ...............   0.95% to 1.70%     195,078     6.37 to 79.51      11,383,722     0.00%    -20.06% to -19.45%
       2000 ...............   0.95% to 1.65%     186,166     7.97 to 99.06      14,987,298     0.00%    -20.31% to -15.81% (a)
American Century Income & Growth Fund - Advisor Class
       2004 ...............   0.95% to 1.90%     261,253     9.21 to  8.81       2,385,190     1.77%     11.64% to  10.57%
       2003 ...............   0.95% to 1.90%     254,671     8.25 to  7.97       2,086,730     2.02%     28.10% to  26.88%
       2002 ...............   0.95% to 1.90%     202,500     6.28 to  6.44       1,297,583     1.21%    -21.13% to -20.37%
       2001 ...............   0.95% to 1.70%     147,837     7.99 to  8.09       1,192,789     0.89%    -10.20% to  -9.51%
       2000 ...............   0.95% to 1.50%      67,190     8.91 to  8.94         600,044     0.68%    -10.93% to -10.60% (a)
American Century Income & Growth Fund - Investor Class
       2004 ...............        1.30%        404,012         18.62            7,522,589     1.95%          11.51%
       2003 ...............        1.30%        431,936         16.70            7,212,151     1.70%          27.94%
       2002 ...............        1.30%        459,146         13.05            5,992,253     1.31%         -20.42%
       2001 ...............        1.30%        524,128         16.40            8,595,867     1.04%          -9.57%
       2000 ...............        1.30%        539,511         18.14            9,784,698     0.92%         -11.69%
American Century International Growth Fund - Advisor Class
       2004 ...............   0.95% to 1.50%      46,456     7.09 to  6.91         326,791     0.37%     13.95% to  13.31%
       2003 ...............   0.95% to 1.90%     172,001     6.22 to  6.00       1,061,173     0.73%     23.92% to  22.74%
       2002 ...............   0.95% to 1.90%      47,760     4.89 to  5.02         238,617     0.67%    -21.01% to -20.24%
       2001 ...............   0.95% to 1.50%      27,565     6.24 to  6.29         173,061     0.17%    -28.10% to -27.69%
       2000 ...............   0.95% to 1.45%      13,960     8.67 to  8.70         121,449     0.00%    -13.25% to -12.96% (a)
American Century International Growth Fund - Investor Class
       2004 ...............        1.30%          91,337        20.34            1,857,828     0.96%          13.81%
       2003 ...............        1.30%         115,663        17.87            2,067,110     0.81%          23.75%
       2002 ...............        1.30%         109,800        14.44            1,585,693     0.71%         -20.30%
       2001 ...............        1.30%         123,761        18.12            2,242,470     0.32%         -27.75%
       2000 ...............        1.30%         123,327        25.08            3,092,787     0.00%         -16.11%
American Century Short-Term Government Fund - Investor Class
       2004 ...............   0.95% to 1.90%     173,163    11.68 to 11.17       3,079,892     1.87%     -0.30% to  -1.25%
       2003 ...............   0.95% to 1.90%     194,103    11.71 to 11.31       3,453,840     2.08%      0.15% to  -0.81%
       2002 ...............   0.95% to 1.90%     209,853    11.40 to 27.03       4,038,133     3.13%      3.24% to   4.24%
       2001 ...............   0.95% to 1.70%     111,419    11.08 to 26.02       2,321,700     4.03%      5.32% to   6.13%
       2000 ...............   0.95% to 1.35%     110,313    10.54 to 24.61       2,598,444     5.45%      5.45% to   6.39% (a)
American Century Ultra/(R)/ Fund - Investor Class
       2004 ...............   0.95% to 2.25%   1,146,821     7.05 to  9.17      18,177,859     0.00%      9.64% to   8.20%
       2003 ...............   0.95% to 2.25%   1,249,922     6.43 to  8.48      18,519,651     0.00%     24.63% to  23.00%
       2002 ...............   0.95% to 1.90%   1,204,587     5.03 to 15.72      15,470,323     0.24%    -24.61% to -23.88%
       2001 ...............   0.95% to 1.80%   1,276,469     6.68 to 20.73      22,547,669     0.00%    -16.16% to -15.43%
       2000 ...............   0.95% to 1.65%   1,260,444     7.98 to 24.60      27,643,558     0.00%    -20.95% to -19.87% (b)
American Century VP - International Fund - Class IV
       2004 ...............   1.05% to 1.90%      55,739    11.28 to 11.22         627,944     0.00%     12.81% to 12.17%  (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
Credit Suisse Global Fixed Income Fund - Common Shares
       2004 ...............        1.30%          65,791   $    15.14       $      995,819     7.01%           8.25%
       2003 ...............        1.30%          72,744        13.98            1,017,116    13.00%          12.98%
       2002 ...............        1.30%          50,344        12.38              623,027     9.19%           8.79%
       2001 ...............        1.30%          16,666        11.38              189,593     4.44%           1.83%
       2000 ...............        1.30%          15,052        11.17              168,162     8.93%           5.85%
Credit Suisse Mid Cap Growth Fund - Common Shares
       2004 ...............        1.30%         268,276        14.77            3,961,483     0.00%          12.10%
       2003 ...............        1.30%         282,864        13.17            3,726,032     0.00%          43.47%
       2002 ...............        1.30%         263,436         9.18            2,418,674     0.00%         -31.07%
       2001 ...............        1.30%         317,127        13.32            4,224,008     0.00%         -25.80%
       2000 ...............        1.30%         339,409        17.95            6,092,533     0.00%         -13.17%
Delaware Delchester Fund - Institutional Class
       2004 ...............        1.30%          40,881        14.76              603,572     6.40%          13.75%
       2003 ...............        1.30%          43,328        12.98              562,391     9.96%          29.05%
       2002 ...............        1.30%          28,131        10.06              282,951    11.51%          -0.82%
       2001 ...............        1.30%          39,799        10.14              403,604    11.97%          -8.93%
       2000 ...............        1.30%          57,457        11.14              639,794    11.51%         -21.83%
Dreyfus A Bonds Plus, Inc.
       2004 ...............        1.30%         213,109        15.16            3,231,535     4.18%           1.76%
       2003 ...............        1.30%         231,833        14.90            3,454,549     4.07%           3.29%
       2002 ...............        1.30%         228,069        14.43            3,290,077     4.63%           6.48%
       2001 ...............        1.30%         202,272        13.55            2,740,365     6.72%           3.23%
       2000 ...............        1.30%         157,768        13.12            2,070,621     5.85%           8.81%
Dreyfus Appreciation Fund, Inc.
       2004 ...............   0.95% to 1.90%     499,347     9.04 to  8.64       5,249,026     1.37%      4.57% to   3.56%
       2003 ...............   0.95% to 1.90%     482,126     8.64 to  8.34       4,861,163     1.33%     19.24% to  18.10%
       2002 ...............   0.95% to 1.90%     345,694     7.06 to 10.00       3,081,601     0.89%    -18.72% to -17.93%
       2001 ...............   0.95% to 1.70%     310,248     8.72 to 12.22       3,342,317     0.85%    -12.28% to -11.60%
       2000 ...............   0.95% to 1.45%     225,503     9.96 to 13.88       2,880,685     0.70%     -0.42% to   0.49% (a)
Dreyfus Balanced Fund, Inc.
       2003 ...............   0.95% to 1.70%     197,843     9.04 to  8.79       1,978,349     1.29%     16.91% to  16.03%
       2002 ...............   0.95% to 1.70%     151,031     7.58 to  9.15       1,294,706     2.16%    -17.89% to -17.26%
       2001 ...............   0.95% to 1.70%     150,473     9.23 to 11.10       1,544,987     2.63%     -6.09% to  -5.37%
       2000 ...............   0.95% to 1.45%     101,028     9.84 to 11.78       1,125,660     2.48%     -1.56% to   0.65% (a)
Dreyfus Emerging Leaders Fund
       2004 ...............   0.95% to 1.25%       8,093    11.36 to 11.20          90,953     0.00%     13.15% to  12.80%
       2003 ...............   0.95% to 1.25%      10,101    10.04 to  9.93         100,549     0.00%     38.16% to  37.74%
       2002 ...............   0.95% to 1.25%       7,585     7.21 to  7.27          54,785     0.00%    -21.16% to -20.92%
       2001 ...............   0.95% to 1.25%       8,292     9.14 to  9.19          75,926     0.00%    -11.04% to -10.77%
       2000 ...............   0.95% to 1.25%       7,486    10.28 to 10.30          76,996     0.00%      2.79% to 3.00%   (a)
Dreyfus Premier Balanced Opportunity Fund - Class Z
       2004 ...............   0.95% to 1.70%     213,309    10.13 to 10.13       2,160,468     2.18%      1.29% to   1.27% (a) (b)
Dreyfus Premier Third Century Fund, Inc. - Class Z, The
       2004 ...............   0.95% to 1.85%      83,260     5.98 to  5.73       1,153,302     0.00%      4.92% to   3.97%
       2003 ...............   0.95% to 1.85%      94,492     5.70 to  5.52       1,239,435     0.00%     24.68% to  23.55%
       2002 ...............   0.95% to 1.70%      84,912     4.48 to 14.97       1,005,117     0.00%    -30.58% to -30.04%
       2001 ...............   0.95% to 1.70%     128,466     6.46 to 21.47       1,894,868     0.00%    -25.02% to -24.45%
       2000 ...............   0.95% to 1.45%     117,698     8.63 to 28.52       2,454,986     0.70%    -14.03% to -13.45% (b)
Dreyfus S&P 500 Index Fund
       2004 ...............        1.30%         688,019        27.97           19,242,268     1.50%           8.95%
       2003 ...............        1.30%         712,646        25.67           18,293,906     1.19%          26.42%
       2002 ...............        1.30%         723,651        20.31           14,693,857     0.99%         -23.52%
       2001 ...............        1.30%         789,038        26.55           20,949,067     0.88%         -13.51%
       2000 ...............        1.30%         746,793        30.70           22,925,025     0.78%         -10.74%
Evergreen Equity Income Fund - Class I
       2004 ...............        1.30%          46,314        23.64            1,094,936     1.99%           9.01%
       2003 ...............        1.30%          39,990        21.69              867,245     2.28%          29.75%
       2002 ...............        1.30%          35,669        16.71              596,162     2.57%         -13.51%
       2001 ...............        1.30%          37,440        19.32              723,486     2.93%          -6.61%
       2000 ...............        1.30%          69,614        20.69            1,440,452     4.25%           5.78%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
Federated Equity Income Fund - Class F Shares
       2004 ...............   0.95% to 1.50%      12,280   $ 8.37 to  8.17  $      101,722     1.90%     11.90% to  11.28%
       2003 ...............   0.95% to 1.50%      14,167     7.48 to  7.34         105,332     2.08%     22.76% to  22.08%
       2002 ...............   0.95% to 1.50%       9,824     6.02 to  6.09          59,545     1.40%    -20.63% to -20.19%
       2001 ...............   1.20% to 1.50%       4,072     7.58 to  7.61          30,976     2.25%    -12.64% to -12.37%
Federated High Yield Trust
       2004 ...............   0.95% to 1.85%     202,267    11.99 to 11.49       2,340,085     9.67%     10.57% to   9.57%
       2003 ...............   0.95% to 1.90%     170,690    10.85 to 10.47       1,793,939     9.41%     21.65% to  20.48%
       2002 ...............   0.95% to 1.90%     109,902     8.58 to  8.92         949,594    10.16%     -1.84% to  -0.89%
       2001 ...............   0.95% to 1.60%      58,130     8.69 to  9.00         507,289    13.04%     -3.46% to  -2.82%
       2000 ...............   0.95% to 1.45%      56,362     8.97 to  9.26         508,656    11.84%    -10.66% to  -7.44% (b)
Federated Intermediate Corporate Bond Fund - Institutional Service Class
       2004 ...............   0.95% to 1.85%      68,364    12.77 to 12.29         866,946     3.94%      2.24% to   1.31%
       2003 ...............   0.95% to 1.75%      22,611    12.49 to 12.17         280,879     5.02%      5.03% to   4.18%
       2002 ...............   0.95% to 1.45%      15,511    11.76 to 11.89         183,786     4.85%      7.33% to   7.88%
       2001 ...............   0.95% to 1.00%       8,388    11.02 to 11.03          92,479     5.55%      6.30% to   6.36%
Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F
       2004 ...............   0.95% to 2.05%     162,608    13.91 to 13.20       2,414,432     6.06%      5.77% to   4.59%
       2003 ...............   0.95% to 2.05%     160,643    13.15 to 12.62       2,259,338     6.43%     11.80% to  10.56%
       2002 ...............   0.95% to 2.05%     184,343    11.42 to 12.87       2,314,552     6.83%      4.74% to   5.91%
       2001 ...............   0.95% to 1.90%     164,544    10.93 to 12.20       1,961,012     8.14%      5.27% to   6.30%
       2000 ...............   0.95% to 1.45%     129,296    10.41 to 11.51       1,466,071     8.57%      3.44% to   4.46% (b)
Fidelity/(R)/ Advisor Balanced Fund - Class A
       2004 ...............   0.95% to 1.70%      77,870    10.20 to  9.84         788,131     2.36%      4.19% to   3.40%
       2003 ...............   0.95% to 1.70%      84,334     9.79 to  9.52         820,544     2.29%     16.75% to  15.87%
       2002 ...............   0.95% to 1.70%      81,046     8.22 to  8.38         676,669     2.76%    -10.35% to  -9.66%
       2001 ...............   0.95% to 1.70%      71,335     9.16 to  9.28         660,892     3.11%     -3.40% to  -2.66%
       2000 ...............   0.95% to 1.60%      28,454     9.49 to  9.54         271,045     2.86%     -5.06% to  -4.65% (a)
Fidelity/(R)/ Advisor Balanced Fund - Class T
       2004 ...............        1.30%          85,032        15.02            1,277,305     2.10%           3.60%
       2003 ...............        1.30%          83,221        14.50            1,206,630     2.04%          16.02%
       2002 ...............        1.30%          85,330        12.50            1,066,341     2.31%         -10.26%
       2001 ...............        1.30%          86,449        13.92            1,203,797     2.61%          -3.19%
       2000 ...............        1.30%          79,760        14.38            1,147,302     2.49%          -6.93%
Fidelity/(R)/ Advisor Equity Growth Fund - Class A
       2004 ...............   0.95% to 1.70%     196,942     6.54 to  6.33       1,280,886     0.00%      1.87% to   1.10%
       2003 ...............   0.95% to 1.70%     176,059     6.42 to  6.27       1,126,698     0.00%     30.82% to  29.83%
       2002 ...............   0.95% to 1.70%     103,982     4.83 to  4.91         508,932     0.00%    -31.71% to -31.19%
       2001 ...............   0.95% to 1.70%      51,875     7.07 to  7.13         369,764     0.00%    -19.35% to -18.73%
Fidelity/(R)/ Advisor Equity Income Fund - Class A
       2004 ...............   0.95% to 1.90%     315,936    12.80 to 12.24       4,012,980     0.93%     11.06% to   9.99%
       2003 ...............   0.95% to 1.90%     287,775    11.53 to 11.13       3,300,260     1.05%     27.53% to  26.31%
       2002 ...............   0.95% to 1.90%     207,180     8.81 to  9.04       1,864,143     0.99%    -17.11% to -16.31%
       2001 ...............   0.95% to 1.70%     116,878    10.67 to 10.80       1,260,302     0.90%     -3.88% to  -3.14%
       2000 ...............        1.30%              46        11.13                  512     0.87%           7.93%
Fidelity/(R)/ Advisor Equity Income Fund - Class T
       2004 ...............        1.30%         207,282        20.31            4,208,916     0.78%          10.44%
       2003 ...............        1.30%         182,726        18.39            3,359,593     0.87%          26.74%
       2002 ...............        1.30%         173,217        14.51            2,512,751     0.68%         -16.74%
       2001 ...............        1.30%         145,153        17.42            2,528,949     0.58%          -3.70%
       2000 ...............   0.95% to 1.45%     137,238    11.12 to 18.09       2,324,827     1.21%     11.16% to  11.53% (a)
Fidelity/(R)/ Advisor Growth Opportunities Fund - Class A
       2004 ...............   0.95% to 1.90%      77,514     7.46 to  7.13         571,773     0.59%      6.07% to   5.05%
       2003 ...............   0.95% to 1.90%      55,941     7.03 to  6.79         390,109     0.36%     28.16% to  26.94%
       2002 ...............   0.95% to 1.90%      41,447     5.35 to  5.48         226,006     0.90%    -23.82% to -23.08%
       2001 ...............   0.95% to 1.80%      28,345     7.03 to  7.13         201,522     0.94%    -16.56% to -15.83%
       2000 ...............   0.95% to 1.45%      18,842     8.44 to  8.47         159,487     0.00%    -15.57% to -15.29% (a)
Fidelity/(R)/ Advisor Growth Opportunities Fund - Class T
       2004 ...............        1.30%         330,246        13.31            4,395,405     0.28%           5.56%
       2003 ...............        1.30%         370,410        12.61            4,670,127     0.15%          27.58%
       2002 ...............        1.30%         375,670         9.88            3,712,674     0.44%         -23.44%
       2001 ...............        1.30%         414,206        12.91            5,347,103     0.58%         -16.25%
       2000 ...............        1.30%         443,491        15.41            6,835,757     0.00%         -19.31%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
Fidelity/(R)/ Advisor High Income Advantage Fund - Class T
       2004 ...............   0.95% to 1.90%     198,711  $ 13.64 to 13.04  $    3,230,752     8.41%     13.76% to  12.67%
       2003 ...............   0.95% to 1.90%     269,387    11.99 to 11.57       3,879,384    12.40%     42.27% to  40.90%
       2002 ...............   0.95% to 1.90%     222,978     8.21 to 10.88       2,304,935     8.25%     -5.85% to  -4.94%
       2001 ...............   0.95% to 1.80%     198,014     8.74 to 11.48       2,238,779     9.34%     -2.97% to  -2.13%
       2000 ...............   0.95% to 1.45%     215,515     9.02 to 11.77       2,521,450     8.94%    -12.25% to  -9.45% (b)
Fidelity/(R)/ Advisor Overseas Fund - Class A
       2004 ...............   0.95% to 1.90%      30,133     9.19 to  8.82         274,810     0.14%     11.93% to  10.86%
       2003 ...............   0.95% to 1.50%      77,409     8.21 to  8.06         631,056     1.45%     42.94% to  42.15%
       2002 ...............   0.95% to 1.45%       4,402     5.68 to  5.74          25,233     0.00%    -21.29% to -20.89%
       2001 ...............   0.95% to 1.20%       5,894     7.24 to  7.26          42,703     0.00%    -21.09% to -20.89%
Fidelity/(R)/ Asset Manager/(TM)/
       2004 ...............        1.30%         193,635        20.18            3,907,903     2.46%           4.03%
       2003 ...............        1.30%         231,668        19.40            4,494,463     2.56%          15.65%
       2002 ...............        1.30%         242,946        16.77            4,075,286     3.22%          -9.25%
       2001 ...............        1.30%         284,944        18.48            5,266,966     3.93%          -5.18%
       2000 ...............        1.30%         299,977        19.49            5,848,009     3.53%           1.06%
Fidelity/(R)/ Capital & Income Fund
       2004 ...............        1.30%           7,899        68.11              538,029     7.26%          11.10%
       2003 ...............        1.30%          11,090        61.31              679,880     8.32%          37.32%
       2002 ...............        1.30%          12,054        44.64              538,152     6.64%          -1.71%
       2001 ...............        1.30%          13,985        45.42              635,168     8.47%          -5.94%
       2000 ...............        1.30%          15,364        48.29              741,878     8.55%         -10.58%
Fidelity/(R)/ Equity-Income Fund
       2004 ...............        1.30%         112,880        96.39           10,880,437     1.56%           9.84%
       2003 ...............        1.30%         119,162        87.75           10,456,879     1.52%          28.27%
       2002 ...............        1.30%         121,343        68.41            8,301,198     1.53%         -18.24%
       2001 ...............        1.30%         137,625        83.67           11,515,266     1.45%          -6.26%
       2000 ...............        1.30%         146,711        89.26           13,095,396     1.53%           7.14%
Fidelity/(R)/ Magellan/(R)/ Fund
       2004 ...............        1.30%         737,378        27.63           20,371,875     1.18%           6.10%
       2003 ...............        1.30%         837,429        26.04           21,806,684     0.82%          23.20%
       2002 ...............        1.30%         941,898        21.14           19,908,044     0.65%         -24.66%
       2001 ...............        1.30%       1,116,333        28.05           31,317,101     0.41%         -12.81%
       2000 ...............        1.30%       1,162,034        32.17           37,387,941     0.22%         -10.47%
Fidelity/(R)/ Puritan/(R)/ Fund
       2004 ...............        1.30%         379,994        28.38           10,784,970     2.39%           7.85%
       2003 ...............        1.30%         407,038        26.31           10,711,174     2.57%          20.61%
       2002 ...............        1.30%         455,032        21.82            9,927,580     2.97%          -9.11%
       2001 ...............        1.30%         526,520        24.00           12,638,717     3.28%          -2.35%
       2000 ...............        1.30%         546,155        24.58           13,425,361     3.00%           6.38%
Fidelity/(R)/ VIP - High Income Portfolio - Initial Class
       2004 ...............        1.30%             875        23.59               20,644    12.36%           8.17%
       2003 ...............        1.30%           2,909        21.81               63,450     7.17%          25.61%
       2002 ...............        1.30%           2,911        17.36               50,542    12.13%           2.10%
       2001 ...............        1.30%           4,118        17.01               70,036    13.13%         -12.89%
       2000 ...............        1.30%           4,173        19.52               81,470     7.51%         -23.48%
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R
       2004 ...............   0.95% to 1.60%      46,477    11.06 to 11.01         513,365     0.00%     10.63% to  10.14% (a) (b)
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A
       2004 ...............   0.95% to 1.90%     476,078    14.32 to 13.69       7,233,403     1.58%     12.42% to  11.34%
       2003 ...............   0.95% to 1.90%     436,986    12.74 to 12.30       5,924,590     1.40%     24.98% to  23.79%
       2002 ...............   0.95% to 1.90%     380,780     9.93 to 11.45       4,163,804     1.27%    -12.89% to -12.04%
       2001 ...............   0.95% to 1.90%     261,828    11.40 to 13.07       3,278,385     1.29%      3.91% to   4.93%
       2000 ...............   1.20% to 1.30%      48,756    11.02 to 12.50         601,898     3.15%     10.21% to  11.95% (a)
Franklin Small Mid Cap Growth Fund I - Class A
       2004 ...............   0.95% to 1.90%     435,237     7.16 to  6.84       3,094,272     0.00%     11.96% to  10.89%
       2003 ...............   0.95% to 1.90%     289,019     6.39 to  6.17       1,840,506     0.00%     36.37% to  35.06%
       2002 ...............   0.95% to 1.90%     185,549     4.57 to  4.69         866,959     0.00%    -30.92% to -30.25%
       2001 ...............   0.95% to 1.70%     127,318     6.64 to  6.72         854,058     0.36%    -21.89% to -21.29%
       2000 ...............   0.95% to 1.55%      51,710     8.51 to  8.54         441,355     1.20%    -14.93% to -14.59% (a)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3
       2004 ...............   0.95% to 1.65%     206,884  $ 11.55 to 11.50  $    2,385,079     0.49%     15.52% to  14.98% (a) (b)
Franklin VIT - Franklin Balance Sheet Investment Fund - Class A
       2004 ...............   0.95% to 1.85%     121,505    18.50 to 17.80       2,225,352     0.89%     24.12% to  22.99%
       2003 ...............   0.95% to 1.85%      77,941    14.91 to 14.47       1,154,090     0.48%     28.35% to  27.18%
       2002 ...............   0.95% to 1.70%      42,332    11.42 to 11.62         489,094     0.94%     -7.56% to  -6.86%
       2001 ...............   0.95% to 1.70%      19,653    12.35 to 12.47         244,496     1.96%     15.69% to  16.58%
Gartmore Bond Fund - Class D
       2004 ...............   0.95% to 2.05%      31,530    13.67 to 12.97         428,495     4.63%      3.83% to   2.68%
       2003 ...............   0.95% to 2.05%      35,896    13.16 to 12.63         470,273     5.21%      5.38% to   4.21%
       2002 ...............   0.95% to 2.05%      39,246    12.12 to 12.49         488,618     5.35%      7.03% to   8.23%
       2001 ...............   0.95% to 1.70%      34,240    11.40 to 11.54         393,896     4.93%      7.97% to   8.80%
       2000 ...............   0.95% to 1.45%         839    10.57 to 10.61           8,889     6.66%      5.73% to   6.09% (a)
  Tax qualified
       2004 ...............        1.30%          32,581        56.42            1,838,084     4.63%           3.47%
       2003 ...............        1.30%          36,727        54.53            2,002,584     5.21%           5.01%
       2002 ...............        1.30%          39,588        51.93            2,055,664     5.35%           7.85%
       2001 ...............        1.30%          34,762        48.15            1,673,737     4.93%           8.41%
       2000 ...............        1.30%          32,956        44.41            1,463,699     6.66%           6.00%
  Non-tax qualified
       2004 ...............        1.30%              72        56.17                4,045     4.63%           3.47%
       2003 ...............        1.30%              72        54.29                3,909     5.21%           5.01%
       2002 ...............        1.30%              72        51.70                3,748     5.35%           7.85%
       2001 ...............        1.30%              73        47.94                3,500     4.93%           8.41%
       2000 ...............        1.30%              73        44.22                3,228     6.66%           6.00%
Gartmore Bond Index Fund - Class A
       2004 ...............   0.95% to 1.65%      20,255    12.69 to 12.32         254,381     3.62%      2.75% to   2.02%
       2003 ...............   0.95% to 1.65%      14,144    12.35 to 12.07         173,477     4.05%      2.20% to   1.47%
       2002 ...............   0.95% to 1.45%       8,533    11.95 to 12.09         102,628     4.20%      7.87% to   8.41%
       2001 ...............   0.95% to 1.25%       1,128    11.11 to 11.15          12,549     4.64%      5.80% to   6.13%
Gartmore Government Bond Fund - Class D
       2004 ...............   0.95% to 1.90%     423,678    13.36 to 12.77       6,055,314     3.76%      2.44% to   1.46%
       2003 ...............   0.95% to 1.90%     473,517    13.04 to 12.59       6,686,754     4.09%      0.93% to  -0.04%
       2002 ...............   0.95% to 1.90%     507,979    12.59 to 14.99       7,158,033     3.97%      8.87% to   9.93%
       2001 ...............   0.95% to 1.90%     197,497    11.57 to 13.69       2,497,854     4.99%      5.94% to   6.97%
       2000 ...............   0.95% to 1.30%      39,451    10.97 to 12.85         496,638     5.36%      9.69% to  11.44% (a)
Gartmore Growth Fund - Class A
       2004 ...............   0.95% to 1.45%      49,930    10.86 to 10.81         540,838     0.14%      6.77% to   6.23%
       2003 ...............   0.95% to 1.45%      33,909    10.17 to 10.17         344,961     0.00%      1.74% to   1.72% (a)
Gartmore Growth Fund - Class D
       2004 ...............   0.95% to 1.45%      31,341     5.25 to  5.13         163,434     0.19%      7.09% to   6.54%
       2003 ...............   0.95% to 1.45%      38,281     4.90 to  4.81         186,771     0.04%     31.76% to  31.10%
       2002 ...............   1.00% to 1.45%      12,687     3.67 to  3.72          46,876     0.00%    -29.74% to -29.42%
       2001 ...............   0.95% to 1.45%      15,463     5.23 to  5.27          81,234     0.00%    -28.84% to -28.48%
       2000 ...............   0.95% to 1.45%       7,383     7.34 to  7.37          54,365     0.00%    -26.55% to -26.31% (a)
  Tax qualified
       2004 ...............        1.30%          18,003        63.88            1,150,114     0.19%           6.71%
       2003 ...............        1.30%          21,965        59.87            1,315,025     0.04%          31.30%
       2002 ...............        1.30%          19,736        45.60              899,907     0.00%         -29.63%
       2001 ...............        1.30%          20,929        64.80            1,356,183     0.00%         -28.73%
       2000 ...............        1.30%          19,276        90.92            1,752,611     0.00%         -31.17%
  Non-tax qualified
       2004 ...............        1.30%             116        67.45                7,825     0.19%           6.71%
       2003 ...............        1.30%             116        63.21                7,333     0.04%          31.30%
       2002 ...............        1.30%             116        48.15                5,599     0.00%         -29.63%
       2001 ...............        1.30%             179        68.42               12,247     0.00%         -28.73%
       2000 ...............        1.30%             198        96.00               19,008     0.00%         -31.17%
Gartmore GVIT ID Aggressive Fund - Class II
       2004 ...............        1.30%           8,041        11.15               89,690     2.03%          11.54%       (a) (b)
Gartmore GVIT ID Conservative Fund - Class II
       2004 ...............        1.30%              30        10.34                  310     3.23%           3.39%       (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
Gartmore GVIT ID Moderate Fund - Class II
       2004 ...............        1.30%          47,710   $     10.77      $      513,679     2.23%           7.67%       (a) (b)
Gartmore GVIT ID Moderately Aggressive Fund - Class II
       2004 ...............        1.30%          48,890         11.00             537,718     1.75%           9.99%       (a) (b)
Gartmore GVIT ID Moderately Conservative Fund - Class II
       2004 ...............        1.30%           1,048         10.57              11,073     1.90%           5.66%       (a) (b)
Gartmore GVIT J.P. Morgan Balanced Fund - Class I
       2004 ...............   0.95% to 1.50%      13,825    10.62 to 10.42         145,621     2.23%      7.46% to   6.86%
       2003 ...............   0.95% to 1.50%      10,009     9.89 to  9.75          98,367     1.58%     17.29% to  16.64%
       2002 ...............   1.20% to 1.50%       7,874     8.36 to  8.40          66,041     2.25%    -13.63% to -13.37%
       2001 ...............   1.20% to 1.30%       8,363     9.69 to  9.70          81,050     1.08%     -3.09% to  -3.05% (a)
Gartmore ID Aggressive Fund - Service Class
       2004 ...............   0.95% to 1.60%      76,169     9.88 to  9.61         745,692     1.77%     12.92% to  12.18%
       2003 ...............   0.95% to 1.50%      47,094     8.75 to  8.60         409,355     1.12%     30.44% to  29.72%
       2002 ...............   0.95% to 1.50%      12,677     6.63 to  6.71          84,519     0.75%    -19.63% to -19.18%
       2001 ...............   1.20% to 1.40%       1,341     8.25 to  8.28          11,072     0.34%    -12.69% to -12.52%
Gartmore ID Conservative Fund - Service Class
       2004 ...............   0.95% to 1.55%     124,360    11.19 to 10.90       1,381,387     2.24%      3.78% to   3.15%
       2003 ...............   0.95% to 1.50%      73,292    10.78 to 10.59         787,586     2.03%      6.63% to   6.04%
       2002 ...............   0.95% to 1.45%      32,226    10.00 to 10.11         324,890     7.25%     -0.94% to  -0.44%
       2001 ...............        1.35%              19        10.10                  192     7.29%           0.75%
Gartmore ID Moderate Fund - Service Class
       2004 ...............   0.95% to 1.75%     408,308    10.58 to 10.22       4,281,135     2.10%      8.38% to   7.50%
       2003 ...............   0.95% to 1.75%     109,099     9.76 to  9.51       1,057,085     1.90%     18.57% to  17.61%
       2002 ...............   0.95% to 1.75%      52,794     8.08 to  8.23         433,241     2.51%    -11.14% to -10.41%
       2001 ...............   0.95% to 1.45%      20,377     9.13 to  9.19         187,135     2.13%     -6.14% to  -5.66%
Gartmore ID Moderately Aggressive Fund - Service Class
       2004 ...............   0.95% to 1.85%     156,228    10.21 to  9.83       1,578,276     1.46%     11.03% to  10.02%
       2003 ...............   0.95% to 1.50%     155,282     9.20 to  9.03       1,418,116     1.19%     25.11% to  24.42%
       2002 ...............   0.95% to 1.50%      21,384     7.26 to  7.35         156,352     1.31%    -15.72% to -15.25%
       2001 ...............   1.35% to 1.45%         195     8.62 to  8.63           1,681     1.19%    -10.11% to -10.02%
Gartmore ID Moderately Conservative Fund - Service Class
       2004 ...............   0.95% to 1.65%     112,334    10.98 to 10.66       1,227,135     2.30%      6.04% to   5.30%
       2003 ...............   0.95% to 1.50%      80,598    10.36 to 10.17         831,220     1.27%     12.45% to  11.83%
       2002 ...............   1.20% to 1.45%       9,259     9.10 to  9.16          84,474     2.32%     -5.63% to  -5.39%
       2001 ...............        1.50%             141         9.64                1,360     2.06%          -2.65%
Gartmore International Index Fund - Class A
       2004 ...............   1.10% to 1.90%       4,530     9.60 to  9.27          43,218     0.18%     17.83% to  16.87%
       2003 ...............   1.10% to 1.90%      86,263     8.15 to  7.94         700,429     1.07%     35.53% to  34.43%
       2002 ...............   1.10% to 1.90%         564     5.90 to  6.01           3,377     1.86%    -19.27% to -18.61%
       2001 ...............   1.20% to 1.45%         257     7.35 to  7.38           1,893     0.53%    -23.65% to -23.45%
Gartmore Large Cap Value Fund - Class A
       2004 ...............   0.95% to 1.65%     117,301    13.16 to 12.74       1,500,937     1.05%     14.78% to  13.97%
       2003 ...............   0.95% to 1.90%      99,480    11.47 to 11.07       1,115,437     1.03%     26.81% to  25.60%
       2002 ...............   0.95% to 1.90%      64,810     8.76 to  9.04         572,276     0.84%    -15.43% to -14.61%
       2001 ...............   0.95% to 1.50%      56,771    10.30 to 10.59         589,278     1.05%     -6.22% to  -5.69%
       2000 ...............   1.20% to 1.30%      11,972    10.96 to 11.21         131,235     1.73%     12.11% to  13.95% (a)
Gartmore Mid Cap Market Index Fund - Class A
       2004 ...............   0.95% to 1.90%      64,225    12.17 to 11.69         775,258     0.42%     14.48% to  13.39%
       2003 ...............   0.95% to 1.90%      40,923    10.63 to 10.31         433,003     0.39%     33.11% to  31.83%
       2002 ...............   0.95% to 1.90%      32,942     7.82 to  7.99         262,216     0.43%    -16.89% to -16.08%
       2001 ...............   0.95% to 1.45%       1,678     9.46 to  9.52          15,935     0.74%     -3.21% to  -2.72%
Gartmore Money Market Fund - Prime Shares
       2004 ...............        1.30%         412,803        22.92            9,461,896     0.86%          -0.48%
       2003 ...............        1.30%         464,749        23.03           10,703,514     0.65%          -0.69%
       2002 ...............        1.30%         588,136        23.19           13,639,591     1.09%          -0.19%
       2001 ...............        1.30%         645,265        23.24           14,992,880     3.53%           2.11%
       2000 ...............        1.30%         594,611        22.76           13,530,932     5.24%           4.53%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
  Tax qualified
       2004 ...............        1.30%           5,046   $    28.86       $      145,638     0.86%          -0.48%
       2003 ...............        1.30%           7,279        29.00              211,093     0.65%          -0.69%
       2002 ...............        1.30%          44,653        29.20            1,303,965     1.09%          -0.19%
       2001 ...............        1.30%          13,826        29.26              404,517     3.53%           2.11%
       2000 ...............        1.30%          24,257        28.65              695,065     5.24%           4.53%
  Non-tax qualified
       2004 ...............        1.30%             825        29.04               23,962     0.86%          -0.48%
       2003 ...............        1.30%             827        29.18               24,135     0.65%          -0.69%
       2002 ...............        1.30%             830        29.39               24,405     1.09%          -0.19%
       2001 ...............        1.30%             833        29.44               24,526     3.53%           2.11%
       2000 ...............        1.30%             836        28.84               24,106     5.24%           4.53%
Gartmore Money Market Fund - Service Class
       2004 ...............   0.95% to 2.25%     260,132    10.51 to  9.57       2,706,289     0.46%     -0.28% to  -1.59%
       2003 ...............   0.95% to 2.25%   1,054,174    10.54 to  9.72      11,007,017     0.53%     -0.45% to  -1.76%
       2002 ...............   0.95% to 1.90%     767,343    10.32 to 10.59       8,076,213     0.95%     -0.91% to   0.05%
       2001 ...............   0.95% to 1.75%     456,054    10.44 to 10.58       4,813,949     3.25%      1.57% to   2.40%
       2000 ...............   0.95% to 1.55%     173,280    10.29 to 10.33       1,787,584     3.24%      2.91% to   3.33% (a)
Gartmore Nationwide Fund - Class D
       2004 ...............   0.95% to 1.65%      39,211     9.36 to  9.06         363,697     1.17%      8.73% to   7.96%
       2003 ...............   0.95% to 1.65%      37,314     8.61 to  8.39         319,313     0.81%     25.89% to  25.00%
       2002 ...............   0.95% to 1.90%      14,376     6.67 to  6.84          97,884     0.83%    -18.70% to -17.92%
       2001 ...............   0.95% to 1.80%      24,097     8.21 to  8.33         200,101     0.60%    -13.54% to -12.79%
       2000 ...............   0.95% to 1.45%      10,216     9.52 to  9.56          97,549     0.75%     -4.77% to  -4.45% (a)
  Tax qualified
       2004 ...............        1.30%          48,114       115.11            5,538,559     1.17%           8.35%
       2003 ...............        1.30%          50,848       106.25            5,402,439     0.81%          25.45%
       2002 ...............        1.30%          51,953        84.69            4,400,104     0.83%         -18.21%
       2001 ...............        1.30%          53,874       103.55            5,578,402     0.60%         -13.10%
       2000 ...............        1.30%          56,473       119.15            6,728,781     0.75%          -3.56%
  Non-tax qualified
       2004 ...............        1.30%              56       119.90                6,715     1.17%           8.35%
       2003 ...............        1.30%              56       110.67                6,197     0.81%          25.45%
       2002 ...............        1.30%              60        88.22                5,269     0.83%         -18.21%
       2001 ...............        1.30%              92       107.85                9,922     0.60%         -13.10%
       2000 ...............        1.30%             122       124.11               15,141     0.75%          -3.56%
Gartmore S&P 500 Index Fund - Service Class
       2004 ...............   0.95% to 2.25%     427,342     8.25 to  9.14       3,652,845     1.28%      9.25% to   7.81%
       2003 ...............   0.95% to 2.25%     423,786     7.55 to  8.48       3,324,284     1.02%     26.57% to  24.92%
       2002 ...............   0.95% to 2.05%     374,477     5.79 to  6.96       2,315,159     0.92%    -24.26% to -23.41%
       2001 ...............   0.95% to 1.80%     299,497     7.68 to  9.12       2,460,849     0.69%    -13.92% to -13.17%
       2000 ...............   0.95% to 1.65%     200,543     8.93 to 10.54       1,880,226     0.47%    -10.85% to -10.29% (a)
Gartmore Small Cap Fund - Class A
       2004 ...............   0.95% to 1.65%     231,298    14.50 to 14.02       3,913,587     0.00%     24.57% to  23.69%
       2003 ...............   0.95% to 1.65%     153,649    11.64 to 11.34       2,125,948     0.00%     46.61% to  45.57%
       2002 ...............   0.95% to 1.45%      74,127     7.83 to  9.74         707,046     0.00%    -19.73% to -19.32%
       2001 ...............   0.95% to 1.45%      39,865     9.76 to 12.12         476,153     0.00%     -3.32% to  -2.82%
       2000 ...............   0.95% to 1.30%      23,848    10.11 to 12.51         297,875     0.00%      1.08% to  3.17%  (a)
Gartmore Small Cap Index Fund - Class A
       2004 ...............   0.95% to 1.65%      65,067    12.56 to 12.18         811,847     0.70%     16.64% to  15.82%
       2003 ...............   0.95% to 1.65%      27,945    10.76 to 10.52         298,888     0.49%     44.06% to  43.05%
       2002 ...............   0.95% to 1.50%       7,171     7.38 to  7.47          53,271     1.32%    -22.13% to -21.69%
       2001 ...............   0.95% to 1.50%         846     9.48 to  9.54           8,046     0.72%      0.14% to   0.70%
Gartmore Value Opportunities Fund - Class A
       2004 ...............   0.95% to 1.60%      45,590    13.95 to 13.57         632,586     0.07%     12.33% to  11.59%
       2003 ...............   0.95% to 1.60%      15,946    12.42 to 12.16         196,853     0.07%     35.40% to  34.51%
       2002 ...............   0.95% to 1.60%       4,444     9.04 to  9.17          40,469     0.68%    -15.73% to -15.18%
       2001 ...............   1.25% to 1.50%         313    10.74 to 10.78           3,366     0.53%      0.31% to   0.57%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
INVESCO Dynamics Fund - Investor Class
       2004 ...............   0.95% to 1.70%     721,091   $ 5.77 to  5.57  $    6,175,372     0.00%     10.88% to  10.04%
       2003 ...............   0.95% to 1.70%     833,176     5.20 to  5.06       6,557,162     0.00%     36.96% to  35.93%
       2002 ...............   0.95% to 1.70%     758,031     3.72 to  7.09       4,438,708     0.00%    -34.22% to -33.72%
       2001 ...............   0.95% to 1.80%     857,934     5.65 to 10.74       7,890,231     0.00%    -34.11% to -33.53%
       2000 ...............   0.95% to 1.65%     769,129     8.58 to 16.22      11,510,996     0.00%    -14.21% to  -8.96% (a)
INVESCO Small Company Growth Fund - Investor Class
       2004 ...............   0.95% to 1.60%      76,283     6.96 to  6.75         526,465     0.00%     11.97% to  11.23%
       2003 ...............   0.95% to 1.65%      92,094     6.22 to  6.06         569,039     0.00%     32.23% to  31.29%
       2002 ...............   0.95% to 1.65%     288,252     4.61 to  4.70       1,346,521     0.00%    -32.52% to -32.04%
       2001 ...............   0.95% to 1.65%      51,770     6.84 to  6.92         357,182     0.00%    -22.23% to -21.67%
       2000 ...............   0.95% to 1.65%      27,458     8.79 to  8.83         242,305     0.00%    -12.06% to -11.65% (a)
INVESCO Total Return Fund - Investor Class
       2004 ...............   0.95% to 2.05%      34,578     9.92 to  9.42         338,932     1.28%      2.76% to   1.62%
       2003 ...............   0.95% to 2.05%      43,049     9.66 to  9.27         411,647     1.49%     15.31% to  14.03%
       2002 ...............   0.95% to 2.05%      44,076     8.13 to  8.37         366,162     1.67%    -14.24% to -13.28%
       2001 ...............   0.95% to 1.70%      28,394     9.54 to  9.66         272,989     1.83%     -2.62% to  -1.88%
       2000 ...............   0.95% to 1.45%      12,698     9.81 to  9.84         124,767     1.21%     -1.92% to  -1.59% (a) (b)
Janus Adviser Balanced Fund
       2004 ...............   0.95% to 1.90%     127,676    10.35 to  9.93       1,308,970     1.53%      7.39% to   6.36%
       2003 ...............   0.95% to 1.90%     148,887     9.64 to  9.34       1,427,611     1.93%     12.92% to  11.84%
       2002 ...............   0.95% to 1.70%     107,570     8.39 to  8.53         915,474     2.04%     -8.16% to  -7.46%
       2001 ...............   0.95% to 1.70%      33,047     9.13 to  9.22         304,374     2.69%     -6.47% to  -5.75%
       2000 ...............        0.95%             350         9.78                3,424     0.00%          -2.17%       (a) (b)
Janus Adviser International Fund
       2004 ...............   1.20% to 1.90%       6,398     7.89 to  7.65          50,327     0.08%     18.41% to  17.58%
       2003 ...............   1.20% to 1.50%     109,672     6.66 to  6.60         730,459     0.97%     33.16% to  32.76%
       2002 ...............   1.05% to 1.45%       7,960     4.97 to  5.02          39,797     0.66%    -26.70% to -26.40%
       2001 ...............   1.05% to 1.60%       2,188     6.77 to  6.82          14,898     0.72%    -24.03% to -23.60%
Janus Adviser Worldwide Fund
       2004 ...............   0.95% to 1.90%     132,162     6.39 to  6.14         835,980     0.28%      3.74% to   2.74%
       2003 ...............   0.95% to 1.90%     212,407     6.16 to  5.97       1,299,031     0.63%     21.67% to  20.50%
       2002 ...............   0.95% to 1.90%     189,431     4.96 to  5.06         954,394     0.38%    -27.41% to -26.71%
       2001 ...............   0.95% to 1.80%     153,530     6.84 to  6.91       1,058,035     0.19%    -22.51% to -21.83%
       2000 ...............   0.95% to 1.60%      53,006     8.82 to  8.84         468,310     1.19%    -11.75% to -11.61% (a) (b)
Janus Fund
       2004 ...............   0.95% to 2.05%     710,079     5.67 to  5.38       9,546,393     0.00%      3.69% to   2.54%
       2003 ...............   0.95% to 2.05%     840,546     5.47 to  5.25      11,013,476     0.00%     30.46% to  29.01%
       2002 ...............   0.95% to 2.05%     927,009     4.07 to 12.76       9,380,070     0.00%    -29.05% to -28.25%
       2001 ...............   0.95% to 1.80%   1,057,293     5.76 to 17.85      15,177,679     0.00%    -27.47% to -26.81%
       2000 ...............   0.95% to 1.65%     913,185     7.94 to 24.48      20,444,762     1.59%    -30.64% to -16.01%
Janus Twenty Fund
       2004 ...............   0.95% to 1.90%   1,174,936     5.53 to  5.29      24,875,542     0.03%     22.72% to  21.54%
       2003 ...............   0.95% to 1.90%   1,367,638     4.51 to  4.35      22,785,027     0.51%     24.12% to  22.93%
       2002 ...............   0.95% to 1.90%   1,505,246     3.54 to 18.40      20,571,379     0.59%    -25.47% to -24.74%
       2001 ...............   0.95% to 1.80%   1,693,929     4.75 to 24.54      30,903,488     0.72%    -30.49% to -29.88%
       2000 ...............   0.95% to 1.65%   1,486,294     6.85 to 35.12      43,844,720     0.00%    -33.29% to -31.21% (a) (b)
Janus Worldwide Fund
       2004 ...............   0.95% to 1.50%     552,324     5.67 to  5.52       7,768,920     0.65%      4.53% to   3.95%
       2003 ...............   0.95% to 1.50%     745,134     5.42 to  5.31      10,109,603     0.94%     23.06% to  22.37%
       2002 ...............   0.95% to 1.50%     864,427     4.34 to 11.28       9,510,531     0.72%    -27.13% to -26.72%
       2001 ...............   0.95% to 1.50%   1,078,979     5.96 to 15.44      15,661,803     0.02%    -24.04% to -23.61%
       2000 ...............   0.95% to 1.60%   1,166,203     7.84 to 20.29      22,278,531     1.28%    -21.61% to -17.95% (a) (b)
Lazard Small Cap Portfolio - Open Shares
       2004 ...............   0.95% to 1.90%     194,132    15.96 to 15.26       3,342,506     0.02%     13.81% to  12.72%
       2003 ...............   0.95% to 1.90%     168,554    14.02 to 13.54       2,558,176     0.00%     37.25% to  35.93%
       2002 ...............   0.95% to 1.90%     255,464     9.96 to 11.25       2,744,647     0.00%    -19.39% to -18.60%
       2001 ...............   0.95% to 1.90%     103,663    12.35 to 13.87       1,414,930     0.13%     15.44% to  16.56%
       2000 ...............   0.95% to 1.30%      35,484    10.75 to 11.94         419,757     0.92%      7.52% to  14.11% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
MFS/(R)/ Strategic Income Fund - Class A+
       2004 ...............        1.30%          69,176        12.88       $      890,884     5.95%           6.91%
       2003 ...............        1.30%          61,538        12.05              741,264     6.42%          12.30%
       2002 ...............        1.30%          39,645        10.73              425,225     6.58%           5.99%
       2001 ...............        1.30%          34,722        10.12              351,384     2.62%           1.20%       (a) (b)
MFS/(R)/ Global Governments Fund - Class A+
       2000 ...............        1.30%          11,595        35.77              414,719     0.00%           0.07%
Nationwide/(R)/ Large Cap Growth Fund - Class A
       2002 ...............   1.20% to 1.45%      41,537     4.12 to  5.63         214,128     0.00%    -29.31% to -29.13%
       2001 ...............   0.95% to 1.45%      13,422     5.83 to  7.96          97,173     0.00%    -21.90% to -21.50%
       2000 ...............   0.95% to 1.30%      15,959     7.48 to 10.18         159,230     0.00%    -25.23% to -24.03% (a)
Nationwide/(R)/ Mutual Funds - Prestige International Fund - Class A
       2000 ...............        1.30%             396        10.53                4,169     2.80%          -2.60%
Neuberger Berman EF - Guardian Fund - Investor Class Shares
       2004 ...............        1.30%         167,914        19.35            3,248,495     0.29%          14.55%
       2003 ...............        1.30%         193,335        16.89            3,265,121     0.29%          33.38%
       2002 ...............        1.30%         241,595        12.66            3,058,980     0.82%         -26.71%
       2001 ...............        1.30%         291,417        17.28            5,034,831     0.81%          -3.13%
       2000 ...............        1.30%         321,714        17.84            5,737,780     0.62%          -3.13%
Neuberger Berman EF - Partners Fund - Investor Class Shares
       2004 ...............        1.30%         185,415        29.51            5,470,922     0.70%          17.66%
       2003 ...............        1.30%         201,663        25.08            5,057,026     0.03%          34.11%
       2002 ...............        1.30%         209,534        18.70            3,917,971     0.15%         -25.80%
       2001 ...............        1.30%         247,749        25.20            6,243,516     0.36%          -4.29%
       2000 ...............        1.30%         250,980        26.33            6,608,638     0.63%          -0.73%
Neuberger Berman ET - Genesis Fund - Trust Class Shares
       2004 ...............   0.95% to 1.90%     738,855    19.39 to 18.54      14,615,405     0.00%     17.55% to  16.42%
       2003 ...............   0.95% to 1.90%     606,006    16.49 to 15.92      10,220,042     0.00%     30.40% to  29.16%
       2002 ...............   0.95% to 1.90%     507,180    12.33 to 13.18       6,601,375     0.00%     -4.84% to  -3.92%
       2001 ...............   0.95% to 1.65%     327,635    13.01 to 13.76       4,458,041     0.00%     10.22% to  11.01%
       2000 ...............   0.95% to 1.45%     130,513    11.82 to 12.44       1,618,992     0.00%     18.19% to  30.78% (a)
Neuberger Berman ET - Guardian Fund - Trust Class Shares
       2004 ...............   0.95% to 1.50%      39,609    10.27 to 10.01         402,509     0.22%     14.83% to  14.20%
       2003 ...............   0.95% to 1.55%      39,493     8.95 to  8.75         350,024     0.20%     33.73% to  32.92%
       2002 ...............   0.95% to 1.55%      39,007     6.58 to  6.69         259,236     0.88%    -27.06% to -26.61%
       2001 ...............   0.95% to 1.55%      26,591     9.02 to  9.11         241,440     0.97%     -3.46% to  -2.86%
       2000 ...............   0.95% to 1.45%       6,805     9.35 to  9.38          63,775     0.43%     -6.48% to  -6.17% (a)
Neuberger Berman ET - Partners Fund - Trust Class Shares
       2004 ...............   0.95% to 1.90%      31,510    11.47 to 10.97         358,723     0.66%     17.89% to  16.76%
       2003 ...............   0.95% to 1.90%      23,117     9.73 to  9.39         223,623     0.00%     34.37% to  33.09%
       2002 ...............   0.95% to 1.90%      20,457     7.06 to  7.24         147,302     0.00%    -26.34% to -25.62%
       2001 ...............   0.95% to 1.45%      19,125     9.65 to  9.74         185,603     0.29%     -4.66% to  -4.17%
       2000 ...............   0.95% to 1.20%       4,165    10.14 to 10.16          42,290     1.22%      1.43% to  1.60%  (a)
Neuberger Berman ET - Socially Responsive Fund - Trust Class Shares
       2004 ...............   0.95% to 1.40%       7,845    11.31 to 11.28          88,574     0.02%     13.13% to  12.79% (a) (b)
Neuberger Berman Limited Maturity Bond Fund/(R)/ - Investor Class Shares
       2004 ...............        1.30%          90,347        14.25            1,287,763     3.60%          -0.39%
       2003 ...............        1.30%          97,423        14.31            1,394,009     3.71%           1.20%
       2002 ...............        1.30%          89,370        14.14            1,263,616     4.77%           3.74%
       2001 ...............        1.30%          87,855        13.63            1,197,430     5.09%           6.99%
       2000 ...............        1.30%          60,106        12.74              765,668     5.35%           5.32%
Oppenheimer Capital Appreciation Fund A
       2004 ...............   0.95% to 1.80%     327,920     7.77 to  7.49       2,533,507     0.00%      5.45% to   4.54%
       2003 ...............   0.95% to 1.80%     213,208     7.37 to  7.17       1,565,653     0.00%     28.23% to  27.13%
       2002 ...............   0.95% to 1.80%      98,464     5.64 to  5.75         563,983     0.00%    -27.59% to -26.96%
       2001 ...............   0.95% to 1.70%      48,520     7.80 to  7.87         381,399     0.00%    -14.19% to -13.53%
       2000 ...............        1.10%             587         9.10                5,342     0.00%          -9.00%       (a) (b)
Oppenheimer Champion Income Fund A
       2004 ...............   0.95% to 1.45%      12,480    12.16 to 12.06         151,387     7.34%      8.17% to   7.63%
       2003 ...............   0.95% to 1.45%       6,563    11.24 to 11.21          73,749     5.79%     12.45% to  12.06% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
Oppenheimer Global Fund A
       2004 ...............   0.95% to 1.90%     625,115   $10.65 to 10.18  $   16,086,858     0.54%     17.54% to  16.42%
       2003 ...............   0.95% to 2.25%     799,413     9.06 to  9.80      17,127,357     0.80%     41.72% to  39.86%
       2002 ...............   0.95% to 1.90%     645,872     6.23 to 25.81      11,057,926     0.00%    -23.92% to -23.19%
       2001 ...............   0.95% to 1.90%   1,741,535     8.19 to  8.32      14,413,609     0.00%    -13.49% to -12.64%
       2000 ...............   0.95% to 1.65%     468,999     9.48 to 38.73      15,441,947     0.01%     -5.19% to   2.72% (a) (b)
Oppenheimer Global Securities Fund/VA - Class 4
       2004 ...............   0.95% to 2.25%     298,367    11.57 to 11.47       3,445,679     0.00%     15.69% to  14.68% (a) (b)
Oppenheimer Strategic Income Fund - Class A
       2004 ...............   0.95% to 1.45%      27,596    13.84 to 13.54         378,215     7.32%      8.58% to   8.03%
       2003 ...............   0.95% to 1.45%      18,797    12.74 to 12.54         237,385     4.89%     18.46% to  17.86%
       2002 ...............   1.20% to 1.45%       8,948    10.64 to 10.70          95,479     6.94%      5.30% to   5.56%
       2001 ...............   1.25% to 1.45%       2,330    10.10 to 10.13          23,590    15.96%      2.06% to   2.27%
Phoenix-Oakhurst Balanced Fund - Class A
       2004 ...............        1.30%          58,000        19.46            1,128,718     2.21%           5.77%
       2003 ...............        1.30%          53,906        18.40              991,782     2.02%          17.06%
       2002 ...............        1.30%          48,209        15.72              757,712     2.61%         -12.71%
       2001 ...............        1.30%          48,287        18.01              869,481     2.71%           0.59%
       2000 ...............        1.30%          49,220        17.90              881,067     2.56%          -1.67%
PIMCO Total Return Fund - Class A
       2004 ...............   0.95% to 2.25%     294,143    13.19 to 11.87       3,848,466     2.08%      3.65% to   2.29%
       2003 ...............   0.95% to 2.25%     203,571    12.73 to 11.61       2,573,697     2.94%      4.07% to   2.70%
       2002 ...............   0.95% to 1.80%     147,395    12.00 to 12.23       1,793,691     3.28%      7.67% to   8.60%
       2001 ...............   0.95% to 1.50%      39,495    11.18 to 11.26         443,700     7.24%      7.33% to   7.93%
       2000 ...............        0.95%             328        10.43                3,422     0.00%           4.34%       (a) (b)
Putnam International Equity Fund - Class A
       2004 ...............   1.45% to 1.50%         265    14.48 to 14.47           3,838     0.03%     14.55% to  14.49%
       2003 ...............   1.20% to 1.50%      24,231    12.66 to 12.64         306,866     3.32%     26.65% to  26.39% (a) (b)
Putnam Voyager Fund - Class A
       2004 ...............   0.95% to 1.20%       8,723    12.22 to 12.17         106,490     0.00%      3.80% to   3.54%
       2003 ...............   0.95% to 1.45%       6,455    11.77 to 11.73          75,971     0.00%     17.71% to  17.31% (a) (b)
Strong Advisor Common Stock Fund - Class Z
       2004 ...............   0.95% to 1.90%     319,273    11.20 to 10.70       4,395,409     0.00%      8.91% to   7.87%
       2003 ...............   0.95% to 1.90%     332,850    10.28 to  9.92       4,210,020     0.00%     37.38% to  36.07%
       2002 ...............   0.95% to 1.90%     305,307     7.29 to 10.88       2,890,786     0.00%    -20.80% to -20.03%
       2001 ...............   0.95% to 1.70%     264,765     9.24 to 13.65       3,131,330     0.00%     -3.38% to  -2.64%
       2000 ...............   0.95% to 1.45%     150,465     9.58 to 14.07       2,005,354     0.28%     -4.20% to  -2.48% (a) (b)
Strong Advisor Mid Cap Growth Fund - Class Z
       2004 ...............   0.95% to 1.50%      63,387     5.10 to  4.98         320,230     0.00%     17.28% to  16.63%
       2003 ...............   0.95% to 1.50%      52,440     4.35 to  4.27         226,739     0.00%     32.98% to  32.24%
       2002 ...............   0.95% to 1.45%      18,389     3.23 to  3.27          59,785     0.00%    -38.63% to -38.32%
       2001 ...............   1.10% to 1.45%       2,739     5.27 to  5.29          14,464     0.00%    -31.87% to -31.63%
       2000 ...............        1.10%             530         7.73                4,099     0.00%         -22.65%       (a) (b)
Strong Growth and Income Fund
       2004 ...............   0.95% to 1.85%      36,418     7.11 to  6.84         256,955     0.48%      7.85% to   6.87%
       2003 ...............   0.95% to 1.85%      33,718     6.59 to  6.40         221,102     0.19%     23.26% to  22.14%
       2002 ...............   0.95% to 1.45%      18,511     5.29 to  5.35          98,434     0.01%    -22.97% to -22.57%
       2001 ...............   0.95% to 1.45%       2,793     6.86 to  6.91          19,241     0.00%    -21.23% to -20.83%
Strong Growth Fund
       2004 ...............   0.95% to 1.45%       1,702    11.07 to 11.00          18,787     0.00%     11.50% to  10.93%
Strong Large Cap Growth Fund
       2004 ...............        1.30%          89,847        22.41            2,013,457     0.00%           7.23%
       2003 ...............        1.30%         104,342        20.90            2,180,594     0.00%          25.19%
       2002 ...............        1.30%         109,741        16.69            1,832,011     0.00%         -30.81%
       2001 ...............        1.30%         139,555        24.13            3,367,016     0.00%         -33.16%
       2000 ...............        1.30%         151,240        36.09            5,458,905     0.00%         -14.53%
Templeton Foreign Fund - Class A
       2004 ...............   0.95% to 1.65%     363,832    13.08 to 12.66       6,474,126     1.75%     17.02% to  16.19%
       2003 ...............   0.95% to 1.65%     491,545    11.18 to 10.89       7,349,490     1.99%     29.28% to  28.36%
       2002 ...............   0.95% to 1.50%     397,854     8.52 to 13.67       4,892,982     1.65%    -10.02% to  -9.51%
       2001 ...............   0.95% to 1.60%     356,734     9.45 to 15.16       5,176,972     2.52%     -9.40% to  -8.80%
       2000 ...............   0.95% to 1.45%     338,696    10.44 to 16.69       5,595,312     2.24%     -4.91% to   4.78% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
Van Kampen Growth and Income Fund - Class A
       2004 ...............   0.95% to 1.85%     107,166   $14.02 to 13.81  $    1,500,210     1.14%     12.86% to  11.83%
       2003 ...............   0.95% to 1.45%      38,228    12.42 to 12.38         474,848     0.59%     24.24% to  23.82% (a)
Van Kampen Mid Cap Growth Fund - Class A
       2004 ...............   0.95% to 1.55%       9,302    14.74 to 14.59         136,813     0.00%     19.88% to  19.15%
       2003 ...............   0.95% to 1.45%       1,518    12.30 to 12.26          18,651     0.00%     22.98% to  22.57% (a)
Van Kampen Real Estate Securities Fund - Class A
       2004 ...............   0.95% to 1.90%      38,415    17.29 to 17.01         661,824     1.32%     35.38% to  34.08%
       2003 ...............   0.95% to 1.65%       5,655    12.77 to 12.71          72,097     2.27%     27.69% to  27.09% (a) (b)
Victory VIF - Diversified Stock Fund Class A Shares
       2000 ...............   1.30% to 1.45%       6,012     9.48 to 10.53          63,184     0.46%    -12.16% to  -7.70%
Waddell & Reed Advisors Small Cap Fund, Inc. - Class A
       2004 ...............   0.95% to 1.45%      11,284    13.73 to 13.61         154,603     0.00%     12.18% to  11.62%
       2003 ...............   1.20% to 1.25%         747    12.22 to 12.21           9,125     0.00%     22.16% to  22.12% (a)
                                                                            --------------

2004 Reserves for annuity contracts in payout .............................         86,864
                                                                            --------------
2004 Contract owners' equity .............................................. $  343,538,465
                                                                            ==============
2003 Reserves for annuity contracts in payout .............................         86,845
                                                                            --------------
2003 Contract owners' equity .............................................. $  328,058,126
                                                                            ==============
2002 Reserves for annuity contracts in payout .............................         76,586
                                                                            --------------
2002 Contract owners' equity .............................................. $  261,873,293
                                                                            ==============
2001 Reserves for annuity contracts in payout .............................        112,595
                                                                            --------------
2001 Contract owners' equity .............................................. $  321,523,190
                                                                            ==============
2000 Reserves for annuity contracts in payout .............................        154,401
                                                                            --------------
2000 Contract owners' equity .............................................. $  358,914,405
                                                                            ==============

     * This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     *** This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

     + Under a substitution order effective in 2001, the MFS/(R)/ Strategic Income Fund - Class A was substituted for the MFS/(R)/ Global Governments Fund - Class A. The financial highlights present data for the MFS/(R)/ Global Governments Fund - Class A through 2000 and MFS/(R)/ Strategic Income Fund - Class A thereafter.




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Shareholders
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.


/s/KPMG LLP
Columbus, Ohio
March 1, 2005

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                          CONSOLIDATED STATEMENTS OF INCOME
                                    (IN MILLIONS)

                                                                                                     YEARS ENDED DECEMBER 31,
                                                                              ----------------------------------------------------
                                                                              ----------------------------------------------------
                                                                                   2004              2003              2002
==================================================================================================================================
==================================================================================================================================
REVENUES:
Policy charges                                                                     $ 1,025.2           $ 924.1            $ 973.8
Life insurance premiums                                                                270.4             279.8              259.9
Net investment income                                                                2,000.5           1,973.1            1,832.9
Net realized losses on investments, hedging instruments and hedged items               (36.4)            (85.2)             (75.5)
Other                                                                                    9.8              12.8                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                       3,269.5           3,104.6            2,999.8
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                     1,277.2           1,309.2            1,244.4
Other benefits and claims                                                              347.2             361.8              326.1
Policyholder dividends on participating policies                                        36.2              41.2               45.2
Amortization of deferred policy acquisition costs                                      410.1             375.9              670.1
Interest expense on debt, primarily with Nationwide Financial
  Services, Inc. (NFS)                                                                  59.3              48.4               36.0
Other operating expenses                                                               604.5             533.7              508.5
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                          2,734.5           2,670.2            2,830.3
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

      Income from continuing operations before federal income
        tax expense                                                                    535.0             434.4              169.5
Federal income tax expense                                                             120.0              96.2                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Income from continuing operations                                                415.0             338.2              160.8
Discontinued operations, net of tax                                                        -                 -                0.7
Cumulative effect of adoption of accounting principles, net of tax                      (3.3)             (0.6)                 -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net income                                                                           $ 411.7           $ 337.6            $ 161.5
==================================================================================================================================
==================================================================================================================================



See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                      NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
              wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                                  Consolidated Balance Sheets
                            (in millions, except per share amounts)

                                                                                               DECEMBER 31,
                                                                                            ---------------------------------------
                                                                                            ---------------------------------------
                                                                                                  2004                 2003
===================================================================================================================================
===================================================================================================================================

ASSETS
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $26,708.7 in 2004; $25,850.2 in 2003)                        $ 27,652.0           $ 26,946.8
      Equity securities (cost $37.7 in 2004; $74.0 in 2003)                                              48.1                 85.6
   Mortgage loans on real estate, net                                                                 8,649.2              8,345.8
   Real estate, net                                                                                      83.9                 96.5
   Policy loans                                                                                         644.5                618.3
   Other long-term investments                                                                          539.6                130.6
   Short-term investments, including amounts managed by a related party                               1,645.8              1,860.8
-----------------------------------------------------------------------------------------------------------------------------------
         Total investments                                                                           39,263.1             38,084.4

Cash                                                                                                     15.5                  0.1
Accrued investment income                                                                               364.2                367.1
Deferred policy acquisition costs                                                                     3,416.6              3,219.3
Other assets                                                                                          2,099.8              1,872.3
Assets held in separate accounts                                                                     60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
            Total assets                                                                          $ 105,957.9          $ 100,627.7
===================================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
   Future policy benefits and claims                                                               $ 36,383.1           $ 35,379.1
   Short-term debt                                                                                      215.0                199.8
   Long-term debt, payable to NFS                                                                       700.0                700.0
   Other liabilities                                                                                  3,645.2              3,264.7
   Liabilities related to separate accounts                                                          60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                          101,742.0             96,628.1
-----------------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
   Common stock, $1 par value; authorized - 5.0 shares; issued
     and outstanding - 3.8 shares                                                                         3.8                  3.8
   Additional paid-in capital                                                                           274.4                271.3
   Retained earnings                                                                                  3,543.9              3,257.2
   Accumulated other comprehensive income                                                               393.8                467.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total shareholder's equity                                                                   4,215.9              3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
            Total liabilities and shareholder's equity                                            $ 105,957.9          $ 100,627.7
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

      Consolidated Statements of Shareholder's Equity
       Years Ended December 31, 2004, 2003 and 2002
                       (in millions)

                                                                                                       Accumulated
                                                                         Additional                       Other          Total
                                                             Capital      paid-in      Retained       Comprehensive   Shareholder's
                                                             Shares       capital      earnings           income         equity
===================================================================================================================================

Balance as of December 31, 2001                              $ 3.8        $ 646.1      $ 2,863.1         $ 204.7         $ 3,717.7
Comprehensive income:
Net income                                                       -              -          161.5               -             161.5
Net unrealized gains on securities available-for-sale            -              -              -           178.6             178.6
   arising during the period, net of tax
Accumulated net gains on cash flow hedges, net                   -              -              -            11.0              11.0
   of tax
                                                                                                                   ----------------
                                                                                                                   ----------------
Total comprehensive income                                                                                                   351.1
                                                                                                                   ----------------
                                                                                                                   ----------------
Capital returned to NFS                                          -         (475.0)             -               -            (475.0)
Dividend to NFS                                                  -              -          (45.0)              -             (45.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                3.8          171.1        2,979.6           394.3           3,548.8
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          337.6               -             337.6
Net unrealized gains on securities available-for-sale            -              -              -            99.6              99.6
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (26.6)            (26.6)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   410.6
                                                                                                                   ----------------
Capital contributed by NFS                                       -          200.2              -               -             200.2
Capital returned to NFS                                          -         (100.0)             -               -            (100.0)
Dividend to NFS                                                  -              -          (60.0)              -             (60.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                3.8          271.3        3,257.2           467.3           3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          411.7               -             411.7
Net unrealized losses on securities available-for-sale           -              -              -           (42.7)            (42.7)
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (30.8)            (30.8)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   338.2
                                                                                                                   ----------------
Capital contributed by NFS                                       -            3.1              -               -               3.1
Dividend to NFS                                                  -              -         (125.0)              -            (125.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                              $ 3.8        $ 274.4       $3,543.9         $ 393.8         $ 4,215.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
              For the Years Ended December 31, 2004, 2003 and 2002
                                 (in millions)

                                                                                      2004               2003                2002
===================================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                                       $ 411.7            $ 337.6             $ 161.5
   Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account values                              1,277.2            1,309.2             1,244.4
      Capitalization of deferred policy acquisition costs                            (496.4)            (567.2)             (648.2)
      Amortization of deferred policy acquisition costs                               410.1              375.9               670.1
      Amortization and depreciation                                                    73.0               69.3                (0.7)
      Net realized losses on investments, hedging instruments and                      36.4               85.2                75.5
        hedged items
      Decrease (increase) in accrued investment income                                  2.9              (38.4)              (22.0)
      Increase in other assets                                                       (306.4)            (697.5)             (606.1)
      Increase in policy and other liabilities                                        324.4              342.3               463.1
      Income from discontinued operations                                                 -                  -                (0.7)
      Other, net                                                                        1.5               45.4                38.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by continuing operations                                 1,734.4            1,261.8             1,375.6
         Net cash provided by discontinued operations                                     -                  -                 0.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by operating activities                                  1,734.4            1,261.8             1,376.3
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from maturity of securities available-for-sale                          3,099.4            4,101.6             3,887.7
   Proceeds from sale of securities available-for-sale                              2,485.5            2,220.5             1,534.9
   Proceeds from repayments of mortgage loans on real estate                        1,920.9            1,478.3             1,009.0
   Cost of  securities available-for-sale acquired                                 (6,291.4)          (9,366.7)           (9,874.5)
   Cost of mortgage loans on real estate acquired                                  (2,169.9)          (1,914.4)           (1,810.2)
   Net change in short-term investments                                               205.9             (639.9)             (193.1)
   Disposal of subsidiary, net of cash                                                    -                  -               (20.0)
   Collateral received (paid) - securities lending, net                                89.4              (26.1)              158.9
   Other, net                                                                        (357.2)             280.3              (136.2)
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash used in investing activities                                     (1,017.4)          (3,866.4)           (5,443.5)
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Net proceeds from issuance of long-term debt to NFS                                    -              100.0               300.0
   Net change in short-term debt                                                       15.2              199.8              (100.0)
   Capital contributed by NFS                                                           3.1              200.2                   -
   Capital returned to NFS                                                                -             (100.0)             (475.0)
   Cash dividends paid to NFS                                                        (125.0)             (60.0)              (35.0)
   Investment and universal life insurance product deposits                         3,561.6            5,116.1             6,278.9

   Investment and universal life insurance product withdrawals                     (4,156.5)          (2,852.3)           (1,923.4)

   Other, net                                                                                                -                   -
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash (used in) provided by financing activities                         (701.6)           2,603.8             4,045.5
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        15.4               (0.8)              (21.7)
Cash, beginning of period                                                               0.1                0.9                22.6
-----------------------------------------------------------------------------------------------------------------------------------
         Cash, end of period                                                         $ 15.5              $ 0.1               $ 0.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 2004, 2003 AND 2002



(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse network of distribution channels, including independent broker/dealers, financial institutions, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists and representatives of certain certified public accounting firms. The Company also sells its products through the following affiliated producers: Nationwide Retirement Solutions, Inc. (NRS); TBG Insurance Services Corporation (TBG Financial); Nationwide Financial Network (NFN, formerly referred to as Nationwide Provident) producers; and Nationwide agents.

Wholly-owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (ODI). The ODI has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See Note 13 for discussion of statutory capital requirements and dividend limitations.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products and universal life insurance products, impairment losses on investments, valuation allowances for mortgage loans on real estate, federal income taxes, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a)  Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. As discussed in Notes 3 and 11, effective December 31, 2003, the Company applied the provisions of Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), issued by the Financial Accounting Standards Board (FASB), to those variable interest entities (VIEs) with which it is associated. This resulted in deconsolidating certain VIEs which the Company previously had consolidated, as of that date. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(b)  Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company's accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period until the security's forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt and equity securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security; the amount and length of time a security's fair value has been below amortized cost or cost; specific credit issues and financial prospects related to the issuer; the Company's intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company and reflects the Company's best estimate of probable credit losses, including losses incurred at the balance sheet date, but not yet identified by specific loan. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

(c)  Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

(d)  Revenues and Benefits

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e)  Deferred Policy Acquisition Costs

The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new or renewal business. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor's (S&P) 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

The Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company's long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company's recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(f)  Separate Accounts

Separate account assets and liabilities represent contract holders' funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income except for:
(i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.

(g)  Future Policy Benefits

The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contract holder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance law.

The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2004 and 2003, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).

(h)  Participating Business

Participating business represented approximately 11% in 2004 (13% in 2003 and 15% in 2002) of the Company's life insurance in force, 55% of the number of life insurance policies in force in 2004 (56% in 2003 and 59% in 2002) and 7% of life insurance statutory premiums in 2004 (11% in 2003 and 9% in 2002). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the accompanying consolidated balance sheets.

(i)  Federal Income Tax

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j)  Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

(k)  Discontinued Operations

As described more fully in Note 16, during 2002 NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc.
(NSI), a wholly-owned broker/dealer subsidiary engaged in the asset management business. As such, the results of operations of NSI are reflected as discontinued operations in 2002.

(l)  Reclassification

Certain items in the 2003 and 2002 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)  RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company disclosed in its Quarterly Report on Form 10-Q for the period ended June 30, 2004 that this additional guidance would be applied during its third quarter beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company's financial position or results of operations.

On September 8, 2004, the FASB exposed for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired, based on the guidance in Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities, and the Securities and Exchange Commission (SEC) Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities. Due to uncertainty regarding the ultimate guidance to be issued, the Company cannot reasonably estimate the impact on the Company's financial position or results of operations, if any, of adopting EITF 03-1.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In June 2004, the FASB issued FSP FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), issued by the American Institute of Certified Public Accountants (AICPA), restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP FAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP FAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the
Act) was signed into law on December 8, 2003. In accordance with FSP FAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-2), which superceded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company's adoption of FSP FAS 106-2, effective June 30, 2004, had no impact on the Company's financial position or results of operations due the application of Company maximum contribution caps and because the Company does not apply to the United States government for benefit reimbursements.

In December 2003, the FASB issued SFAS No. 132 (revised 2003), Employers' Disclosures about Pensions and Other Postretirement Benefits - an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans on both an interim period and annual basis. See Note 15 for required disclosures. The Company adopted SFAS 132R effective December 31, 2003, except for the provisions relating to annual disclosures about estimated benefit payments, which was adopted in the fourth quarter of 2004, as permitted by SFAS 132R. Adoption of this Statement had no impact on the Company's financial position or results of operations.

In July 2003, the AICPA issued SOP 03-1 to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options, and sales inducements to contract holders. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of tax, as the cumulative effect of adoption of this accounting principle.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the components of cumulative effect adjustments recorded in the Company's 2004 consolidated statements of income:

(in millions)                                                                                                      JANUARY 1, 2004
===================================================================================================================================
Increase in future policy benefits:
   Ratchet interest crediting                                                                                              $ (12.3)
   Secondary guarantees - life insurance                                                                                      (2.4)
   GMDB claim reserves                                                                                                        (1.8)
   GMIB claim reserves                                                                                                        (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                                                                               (17.5)
Adjustment to amortization of deferred policy acquisition costs related to above                                              12.4
Deferred federal income taxes                                                                                                  1.8
-----------------------------------------------------------------------------------------------------------------------------------
      Cumulative effect of adoption of accounting principle, net of tax                                                     $ (3.3)
===================================================================================================================================

In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51), states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51 to certain VIEs where: (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or
(ii) the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applied to entities formed after January 31, 2003. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs formed prior to January 31, 2003 to interim periods ending after December 15, 2003, with earlier adoption permitted.

In December 2003, the FASB issued FIN 46R, which required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. At a minimum, public companies were required to apply the provisions of FIN 46R or the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable GAAP by the end of the first reporting period ending after December 15, 2003. Companies were permitted to apply either FIN 46 or FIN 46R to special purpose entities at the initial effective date on an entity-by-entity basis. The Company has no variable interests in special purpose entities. The primary difference between FIN 46R and FIN 46 was the criteria to be followed in determining the primary beneficiary. The primary beneficiary could be different based on the two Interpretations. The Company adopted the remaining provisions of FIN 46R effective January 1, 2004. See Note 19 for further discussion.

In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as the cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 had no impact on the Company's financial position or results of operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 had no impact on the Company's financial position or results of operations

In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG
B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (i.e. bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company). Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as the cumulative effect of adoption of this accounting principle.

(4)  RISK DISCLOSURES

The following is a description of the most significant risks facing the Company and how it mitigates those risks:

Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company's current and expected future capital position.

Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $243.7 million extending into 2005 were outstanding as of December 31, 2004. The Company also had $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2004.

Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2004, the Company's credit risk from these derivative financial instruments was $46.3 million, net of $415.7 million of cash collateral and $222.5 million in securities pledged as collateral.

Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2004, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company's separate account assets and reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or guaranteed minimum accumulation benefit (GMAB) claims, which may require the Company to accelerate the amortization of DAC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments. However the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to volatility of earnings. This volatility was negligible in 2004. As of December 31, 2004, the net amount at risk, defined as the excess of the death benefit over the account value, was $1.71 billion before reinsurance and $296.5 million net of reinsurance. As of December 31, 2004 and 2003, the Company's reserve for GMDB claims was $23.6 million and $21.8 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under SFAS 133. See
Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2004 and 2003. As of December 31, 2004 and 2003, the fair value of the GMAB embedded derivative was valued at $20.6 million and $4.3 million, respectively. The increase in the fair value of the GMAB embedded derivative was driven by the value of new business sold during 2004.

Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2004, the Company had a diversified portfolio with no more than 25.1% in any geographic region of the U.S. and no more than 1.6% with any one borrower. As of December 31, 2004, 30.0% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

Significant Business Concentrations: As of December 31, 2004, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Guarantee Risk: In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 18 for further discussion of Tax Credit Funds.

Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $894.3 million as of December 31, 2004. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contract holder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts.

Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.

Investment contracts: The fair values of the Company's liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

Short-term debt and collateral received-securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.

Interest rate and cross-currency interest rate swaps: The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Futures contracts: The fair values for futures contracts are based on quoted market prices.

The following table summarizes the carrying amounts and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

                                                               2004                              2003
                                                           -------------------------------  -------------------------------
                                                           -------------------------------  -------------------------------
                                                             CARRYING        ESTIMATED         Carrying        Estimated
(in millions)                                                 AMOUNT         FAIR VALUE         amount        fair value
===========================================================================================================================
===========================================================================================================================

ASSETS
Investments:
   Securities available-for-sale:
      Fixed maturity securities                               $ 27,652.0       $ 27,652.0       $ 26,946.8      $ 26,946.8
      Equity securities                                             48.1             48.1             85.6            85.6
   Mortgage loans on real estate, net                            8,649.2          8,942.7          8,345.8         8,830.0
   Policy loans                                                    644.5            644.5            618.3           618.3
   Short-term investments                                        1,645.8          1,645.8          1,860.8         1,860.8
Cash                                                                15.5             15.5              0.1             0.1
Assets held in separate accounts                                60,798.7         60,798.7         57,084.5        57,084.5

LIABILITIES
Investment contracts                                           (29,196.6)       (26,870.6)       (28,663.4)      (27,239.8)
Policy reserves on life insurance contracts                     (7,186.5)        (7,153.9)        (6,715.7)       (6,311.3)
Short-term debt                                                   (215.0)          (215.0)          (199.8)         (199.8)
Long-term debt, payable to NFS                                    (700.0)          (743.9)          (700.0)         (803.7)
Collateral received - securities lending and derivatives        (1,289.9)        (1,289.9)        (1,521.1)       (1,521.1)
Liabilities related to separate accounts                       (60,798.7)       (59,651.2)       (57,084.5)      (56,118.6)

Derivative financial instruments
Interest rate swaps hedging assets                                 (72.1)           (72.1)           (99.4)          (99.4)
Cross-currency interest rate swaps                                 495.0            495.0            599.1           599.1
Futures contracts                                                   (6.5)            (6.5)           (25.2)          (25.2)
Other derivatives                                                   36.1             36.1              4.6             4.6
---------------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(6)  DERIVATIVE FINANCIAL INSTRUMENTS

QUALITATIVE DISCLOSURE

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. LIBOR. The net receipt of a variable rate will then match the variable rate paid on the liability.

Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period.

With short U.S. Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e. commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

Foreign Currency Risk Management

In conjunction with the Company's medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.

For a fixed rate foreign liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

Equity Market Risk Management

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a contractually defined amount. Such specified amounts vary from contract to contract based on the date the contract was entered into as well as the GMDB feature elected. A decline in the stock market may cause the contract value to fall below this specified amount and the net amount at risk to increase. The net amount at risk is the amount by which the GMDB exceeds the contract value at any given time and is a primary indicator of potential future GMDB claims. To manage this risk, the Company has implemented a GMDB hedging program for certain new and existing business. The program, which is an economic hedge but does not qualify for hedge accounting under SFAS 133, as discussed in
Note 2(c), is designed to offset a specified portion of changes in the value of the GMDB obligation. Currently the program shorts S&P 500 index futures, which in turn provides a partial offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See Note 4 for additional discussion.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. A GMAB is an embedded derivative, and as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the statements of income. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components selected by the contract holder, do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under SFAS 133. See Note 2(c).

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

QUANTITATIVE DISCLOSURE

Fair Value Hedges

During the years ended December 31, 2004, 2003 and 2002, a net loss of $11.3 million, a net gain of $4.2 million and a net gain of $7.1 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2004, 2003 and 2002, the ineffective portion of cash flow hedges was a net gain of $1.0 million, a net loss of $5.4 million and a net gain of $1.8 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

The Company anticipates reclassifying less than $0.5 million in losses out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2004, 2003 and 2002, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2004, 2003 and 2002 included a net gain of $8.1 million, a net gain of $11.8 million and a net loss of $2.2 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2004, 2003 and 2002, a net loss of $5.9 million and net gains of $4.2 million and $120.4 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $5.9 million and $0.9 million and a net loss of $119.6 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)                                                                                          2004                 2003
===================================================================================================================================

Interest rate swaps:
   Pay fixed/receive variable rate swaps hedging investments                                        $ 1,891.5            $ 1,954.7
   Pay variable/receive fixed rate swaps hedging investments                                            152.8                188.2
   Pay variable/receive variable rate swaps                                                             145.0                154.0
   Pay variable/receive fixed rate swaps hedging liabilities                                            275.0                500.0
   Pay variable/receive variable rate swaps hedging liabilities                                         280.0                430.0
   Pay fixed/receive variable rate swaps hedging liabilities                                            275.0                    -
   Other contracts hedging investments                                                                   43.9                 10.0
Cross-currency interest rate swaps:
    Hedging foreign currency denominated investments                                                    400.9                580.1
    Hedging foreign currency denominated liabilities                                                  2,028.8              2,643.9
Credit default swaps and other non-hedging instruments                                                  836.0                832.5
Equity option contracts                                                                                 190.9                    -
Futures contracts                                                                                       387.0              2,615.8
-----------------------------------------------------------------------------------------------------------------------------------
       Total                                                                                        $ 6,906.8            $ 9,909.2
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(7)  INVESTMENTS

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

                                                                                            GROSS           GROSS
                                                                         AMORTIZED       UNREALIZED      UNREALIZED       ESTIMATED
(in millions)                                                               COST            GAINS          LOSSES        FAIR VALUE
===================================================================================================================================
===================================================================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations                                                $ 81.1          $ 13.9           $ 0.1          $ 94.9
   Agencies not backed by the full faith and credit
     of the U. S. Government1                                              1,101.0            81.6             1.0         1,181.6
   Obligations of states and political subdivisions                          246.8             3.1             2.7           247.2
   Debt securities issued by foreign governments                              41.6             2.7             0.1            44.2
   Corporate securities
      Public                                                              10,192.0           448.9            26.4        10,614.5
      Private                                                              6,633.6           342.9            24.1         6,952.4
   Mortgage-backed securities - U.S. Government-backed                     4,628.8            59.5            16.3         4,672.0
   Asset-backed securities                                                 3,783.8            87.7            26.3         3,845.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  26,708.7         1,040.3            97.0        27,652.0
Equity securities                                                             37.7            10.5             0.1            48.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 26,746.4       $ 1,050.8          $ 97.1       $27,700.1
===================================================================================================================================
===================================================================================================================================

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                $ 1,042.5          $ 61.0           $ 1.9       $ 1,101.6
   Obligations of states and political subdivisions                          167.6             1.0             5.2           163.4
   Debt securities issued by foreign governments                              51.8             2.0             0.8            53.0
   Corporate securities
      Public                                                              10,000.0           503.7            26.2        10,477.5
      Private                                                              6,454.2           469.1            25.3         6,898.0
   Mortgage-backed securities - U.S. Government-backed                     3,990.1            73.9            21.8         4,042.2
   Asset-backed securities                                                 4,144.0           129.0            61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  25,850.2         1,239.7           143.1        26,946.8
Equity securities                                                             74.0            11.8             0.2            85.6
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 25,924.2       $ 1,251.5         $ 143.3      $ 27,032.4
===================================================================================================================================
===================================================================================================================================

---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2004. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                 AMORTIZED            ESTIMATED
(in millions)                                                                                      COST              FAIR VALUE
====================================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                           $ 1,354.4            $ 1,375.3
   Due after one year through five years                                                               7,289.8              7,607.0
   Due after five years through ten years                                                              6,807.0              7,150.5
   Due after ten years                                                                                 2,844.9              3,002.0
------------------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                              18,296.1             19,134.8
    Mortgage-backed securities - U.S. Government-backed                                                4,628.8              4,672.0
    Asset-backed securities                                                                            3,783.8              3,845.2
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                               $ 26,708.7           $ 27,652.0
====================================================================================================================================

The following table presents the components of unrealized gains on securities available-for-sale, net, as of December 31:

(in millions)                                                                                           2004                2003
==================================================================================================================================

Net unrealized gains, before adjustments and taxes                                                    $ 953.7           $ 1,108.2
Adjustment to DAC                                                                                      (144.6)             (243.7)
Adjustment to future policy benefits and claims                                                        (121.6)             (110.6)
Deferred federal income tax                                                                            (240.6)             (264.2)
----------------------------------------------------------------------------------------------------------------------------------
   Net unrealized gains                                                                               $ 446.9             $ 489.7
==================================================================================================================================

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                             2004                 2003                2002
===============================================================================================================================

   Fixed maturity securities                                        $             (153.3)  $            61.9               625.5
   Equity securities                                                                (1.2)               12.4               (11.8)

-------------------------------------------------------------------------------------------------------------------------------
     Net change                                                     $             (154.5)  $            74.3               613.7
===============================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

                                                LESS THAN OR EQUAL                  MORE                 TOTAL
                                                    TO ONE YEAR                THAN ONE YEAR
                                          -----------------------------------------------------------------------------------------
                                                              GROSS                        GROSS                         GROSS
                                           ESTIMATED       UNREALIZED    ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
(in millions)                              FAIR VALUE        LOSSES      FAIR VALUE       LOSSES      FAIR VALUE         LOSSES
===================================================================================================================================

December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations                                 $ 5.7           $ 0.1        $ 0.2             $ -         $ 5.9           $ 0.1
   Agencies not backed by the full faith
     and credit of the U.S. Government1           179.9             1.0            -               -         179.9             1.0
   Obligations of states and
     political subdivisions                        68.6             0.5         52.7             2.2         121.3             2.7
   Debt securities issued by foreign
     governments                                      -               -          7.5             0.1           7.5             0.1
   Corporate securities
      Public                                    1,522.3            17.9        291.5             8.5       1,813.8            26.4
      Private                                     994.2            16.3        184.2             7.8       1,178.4            24.1
   Mortgage-backed securities - U.S.                                                                                             -
     Government-backed                          1,271.5            10.5        225.1             5.8       1,496.6            16.3
   Asset-backed securities                        728.0            15.4        229.3            10.9         957.3            26.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,770.2            61.7        990.5            35.3       5,760.7            97.0
Equity securities                                   0.7             0.1            -               -           0.7             0.1
-----------------------------------------------------------------------------------------------------------------------------------
            Total                              $4,770.9          $ 61.8      $ 990.5          $ 35.3      $5,761.4          $ 97.1
===================================================================================================================================
% of gross unrealized losses                                        64%                          36%

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and
    obligations of U.S. Government
     corporations and agencies                  $ 154.4           $ 1.9          $ -             $ -       $ 154.4           $ 1.9
   Obligations of states and
     political subdivisions                       123.4             5.2            -               -         123.4             5.2
   Debt securities issued by foreign
     governments                                   19.9             0.8            -               -          19.9             0.8
   Corporate securities
      Public                                    1,236.7            24.5         31.7             1.7       1,268.4            26.2
      Private                                     832.3            21.4         49.1             3.9         881.4            25.3
   Mortgage-backed securities - U.S.
     Government-backed                            984.9            21.7          5.3             0.1         990.2            21.8
   Asset-backed securities                        787.0            36.2        260.4            25.7       1,047.4            61.9
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,138.6           111.7        346.5            31.4       4,485.1           143.1
Equity securities                                   6.2             0.1          2.0             0.1           8.2             0.2
-----------------------------------------------------------------------------------------------------------------------------------
            Total                             $ 4,144.8         $ 111.8      $ 348.5          $ 31.5     $ 4,493.3         $ 143.3
===================================================================================================================================
% of gross unrealized losses                                      78.0%                        22.0%


---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Proceeds from the sale of securities available-for-sale during 2004, 2003 and 2002 were $2.49 billion, $2.22 billion and $1.53 billion, respectively. During 2004, gross gains of $61.5 million ($104.0 million and $42.0 million in 2003 and 2002, respectively) and gross losses of $8.7 million ($27.6 million and $16.6 million in 2003 and 2002, respectively) were realized on those sales.

The Company had $18.0 million and $27.2 million of real estate investments as of December 31, 2004 and 2003, respectively, that were non-income producing during the preceding twelve months.

Real estate is presented at cost less accumulated depreciation of $20.9 million as of December 31, 2004 ($22.4 million as of December 31, 2003). The carrying value of real estate held for disposal totaled $2.8 million and $10.5 million as of December 31, 2004 and 2003, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $30.0 million as of December 31, 2004 ($46.3 million as of December 31, 2003), for which the related valuation allowance was $7.6 million ($3.9 million as of December 31, 2003). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2004, the average recorded investment in impaired mortgage loans on real estate was $10.0 million ($15.4 million in 2003). Interest income recognized on those loans, which is recognized when received using the cash basis method of income recognition, totaled $1.6 million in 2004 ($3.3 million in 2003).

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Allowance, beginning of period                                    $           29.1    $           43.4   $          42.9
Net additions (reductions) charged (credited) to allowance                     4.2               (14.3)              0.5
-------------------------------------------------------------------------------------------------------------------------
   Allowance, end of period                                       $           33.3    $           29.1   $          43.4
=========================================================================================================================


During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes net realized losses on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)                                                                       2004               2003              2002
===================================================================================================================================
===================================================================================================================================

Realized gains on sales, net of hedging losses:
   Fixed maturity securities available-for-sale                                         $ 57.5            $ 98.5            $ 42.0
   Hedging losses on fixed maturity sales                                                (15.2)            (42.4)            (36.2)
   Equity securities available-for-sale                                                    4.0               5.5                 -
   Real estate                                                                             3.7               4.2              14.0
   Mortgage loans on real estate                                                          10.7               3.0               3.2
   Mortgage loan hedging losses                                                           (4.0)             (2.4)             (1.2)
   Other                                                                                   8.3                 -               0.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized gains on sales                                                       65.0              66.4              21.9
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
   Fixed maturity securities available-for-sale                                           (7.8)            (27.2)            (15.7)
   Hedging gains on fixed maturity sales                                                   3.7               9.2              10.7
   Equity securities available-for-sale                                                   (0.9)             (0.4)             (0.9)
   Real estate                                                                            (1.2)             (0.3)             (3.0)
   Mortgage loans on real estate                                                          (6.8)             (5.0)             (3.3)
   Mortgage loan hedging gains                                                             2.2               0.5               0.9
   Other                                                                                  (1.9)             (2.0)             (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized losses on sales                                                     (12.7)            (25.2)            (12.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Other-than-temporary and other investment impairments:

   Fixed maturity securities available-for-sale                                          (79.7)           (159.4)           (111.6)
   Equity securities available-for-sale                                                   (0.6)             (8.0)                -
   Real estate                                                                            (3.2)             (0.8)             (2.4)
   Mortgage loans on real estate, including valuation allowance adjustment                (7.1)             11.7              (6.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total other-than-temporary and other investment impairments                        (90.6)           (156.5)           (120.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Credit default swaps                                                                       0.3              13.3              (6.4)
Periodic net coupon settlements on non-qualifying derivatives                              6.6              15.6               8.9
Other derivatives                                                                         (5.0)              1.2               9.5
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total unrelated parties                                                            (36.4)            (85.2)            (98.7)
Gain on sale of limited partnership - related parties                                        -                 -              23.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized losses on investments, hedging
           instruments and hedged items                                                $ (36.4)          $ (85.2)          $ (75.5)
===================================================================================================================================
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)                                                                              2004           2003            2002
===================================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                               $1,461.9      $ 1,453.1       $ 1,332.5
   Equity securities                                                                            1.2            1.4             1.9
Mortgage loans on real estate                                                                 577.4          579.7           563.8
Real estate                                                                                    17.9           21.7            26.8
Short-term investments                                                                          8.9            9.3            12.6
Derivatives                                                                                   (94.3)        (107.2)          (85.2)
Other                                                                                          78.4           64.8            31.0
-----------------------------------------------------------------------------------------------------------------------------------
      Gross investment income                                                               2,051.4        2,022.8         1,883.4
Less investment expenses                                                                       50.9           49.7            50.5
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income                                                                $2,000.5      $ 1,973.1       $ 1,832.9
===================================================================================================================================

Fixed maturity securities with an amortized cost of $52.3 million and $7.8 million as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2004 and 2003, the Company had pledged fixed maturity securities with a fair value of $51.4 million and $101.2 million, respectively, as collateral to various derivative counterparties.

As of December 31, 2004 and 2003, the Company had received $874.2 million and $976.6 million, respectively, of cash collateral on securities lending and $415.7 million and $544.5 million, respectively, of cash for derivative collateral. As of December 31, 2004, the Company had received $191.8 million of non-cash collateral on securities lending. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2004 and 2003, the Company had loaned securities with a fair value of $1.04 billion and $958.1 million, respectively. The Company also held $222.5 million and $163.0 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2004 and 2003, respectively.

(8)  DEFERRED POLICY ACQUISITION COSTS

As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

Therefore, in 2002, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Investments - $213.4 million, Retirement Plans
- $7.8 million and Individual Protection - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, resetting the assumption for annual net separate account growth to 8% during the three-year reversion period for all investment products and variable life insurance products, and increasing the future lapses and costs related to GMDB on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(9)  VARIABLE ANNUITY CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; and (3) GMIB.

The GMDB provides a specified minimum return upon death. Many, but not all, of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. The Company offers six primary GMDB types:

     o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums." There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

     o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

     o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary - evaluated monthly; annual - evaluated annually; and five-year - evaluated every fifth year.

     o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

     o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

     o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

     o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

     o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

     o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:


                                         DECEMBER 31, 2004                             December 31, 2003
                                         --------------------------------------------  -------------------------------------------
                                         --------------------------------------------  -------------------------------------------
                                            ACCOUNT      NET AMOUNT     WTD. AVG.         Account      Net amount     Wtd. avg.
(in millions)                                VALUE        AT RISK1     ATTAINED AGE        value        at risk1    attained age
==================================================================================================================================
==================================================================================================================================

GMDB:
   Return of premium                          $ 9,675.4        $ 54.1             59       $ 9,700.4        $ 199.8            56
   Reset                                       17,315.9         153.2             62        17,021.2          569.4            61
   Ratchet                                      9,621.0          42.3             64         7,793.4          140.9            63
   Rollup                                         638.6           9.7             68           647.7           22.2            68
   Combo                                        2,519.9          19.2             67         2,128.7           39.6            67
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Subtotal                                  39,770.8         278.5             62        37,291.4          971.9            61
   Earnings enhancement                           310.1          18.0             60           314.1           10.9            59
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMDB                             $40,080.9       $ 296.5             62      $ 37,605.5        $ 982.8            61
==================================================================================================================================
==================================================================================================================================

GMAB:
  5 Year                                        $ 460.6         $ 0.1            N/A          $ 79.9          $ 0.1           N/A
  7 Year                                          568.4             -            N/A           125.5            0.4           N/A
  10 Year                                         304.0             -            N/A            43.4            0.1           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMAB                             $ 1,333.0         $ 0.1            N/A         $ 248.8          $ 0.6           N/A
==================================================================================================================================
==================================================================================================================================

GMIB2:
  Ratchet                                       $ 437.7           $ -            N/A         $ 416.6            $ -           N/A
  Rollup                                        1,188.2             -            N/A         1,131.9              -           N/A
  Combo                                             1.0             -            N/A             1.1              -           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Total - GMIB                            $ 1,626.9           $ -            N/A       $ 1,549.6            $ -           N/A
==================================================================================================================================
==================================================================================================================================

----------

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company's general account for the years indicated:

(in millions)                                                     GMDB             GMAB            GMIB             TOTAL
==============================================================================================================================

Balance as of December 31, 2002                                      $ 13.7              $ -             $ -           $ 13.7
Expense provision                                                      30.0                -               -             30.0
Net claims paid                                                       (21.9)               -               -            (21.9)
Value of new business sold                                                -              4.7               -              4.7
   Change in fair value                                                   -             (0.4)              -             (0.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                        21.8              4.3               -             26.1
Expense provision                                                      25.0                -             0.8             25.8
Net claims paid                                                       (23.2)               -               -            (23.2)
Value of new business sold                                                -             24.7               -             24.7
Change in fair value                                                      -             (8.4)              -             (8.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                                      $ 23.6           $ 20.6           $ 0.8           $ 45.0
==============================================================================================================================


The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

                                                                                                      DECEMBER 31,    December 31,
(in millions)                                                                                             2004            2003
====================================================================================================================================

Mutual funds:
   Bond                                                                                                   $ 4,136.8       $ 4,370.7
   Domestic equity                                                                                         27,402.4        24,612.9
   International equity                                                                                     1,831.3         1,508.4
------------------------------------------------------------------------------------------------------------------------------------
      Total mutual funds                                                                                   33,370.5        30,492.0
Money market funds                                                                                          1,313.6         1,620.3
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              $ 34,684.1      $ 32,112.3
====================================================================================================================================

The Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2004 and December 31, 2003 (except where noted otherwise):

o Data used was based on a combination of historical numbers and future projections involving 50 and 250 stochastically generated economic scenarios as of December 31, 2004 and 2003, respectively

o    Mean gross equity performance - 8.1%

o    Equity volatility - 18.7%

o    Mortality - 100% of Annuity 2000 table

o    Asset fees - equivalent to mutual fund and product loads

o    Discount rate - 8.0%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Lapse rate assumptions vary by duration as shown below:

DURATION (YEARS)                  1         2         3         4         5         6         7         8         9         10+
-----------------------------------------------------------------------------------------------------------------------------------

Minimum                           4.50%     5.50%     6.50%     8.50%    10.50%    10.50%    10.50%    17.50%     17.50%    17.50%
MAXIMUM                           4.50%     8.50%    11.50%    17.50%    22.50%    22.50%    22.50%    22.50%     22.50%    19.50%


GMABs are considered embedded derivatives under SFAS 133, as amended, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

(10) SHORT-TERM DEBT

The following table summarizes short-term debt as of December 31:

(in millions)                                                                                      2004                2003
===================================================================================================================================

$800.0 million commercial paper program                                                                $ 134.7             $ 199.8
$350.0 million securities lending program facility                                                        47.7                   -
$250.0 million securities lending program facility                                                        32.6                   -
-----------------------------------------------------------------------------------------------------------------------------------
Total short-term debt                                                                                  $ 215.0             $ 199.8
===================================================================================================================================



The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and Nationwide Mutual Insurance Company
(NMIC) with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.29 billion and NLIC maintain statutory surplus in excess of $1.56 billion. The Company had no amounts outstanding under this agreement as of December 31, 2004. NLIC also has an $800.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 270 days or less. NLIC is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million and $199.8 million in commercial paper outstanding as of December 31, 2004 and 2003, respectively, at a weighted average effective interest rate of 2.14% in 2004 and 1.07% in 2003.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $47.7 million outstanding under this agreement as of December 31, 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. Because NLIC has a variable interest in the profits from the securitization of these loans, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with FIN 46R. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2004.

The Company paid interest on short-term debt totaling $3.6 million, $1.3 million and $0.7 million in 2004, 2003 and 2002, respectively, including less than $0.1 million, $0.1 million and $0.5 million to NFS in 2004, 2003 and 2002, respectively.

(11) LONG-TERM DEBT

The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)                                                                                      2004                 2003
====================================================================================================================================

8.15% surplus note, due June 27, 2032                                                                  $ 300.0              $ 300.0
7.50% surplus note, due December 17, 2031                                                                300.0                300.0
6.75% surplus note, due December 23, 2033                                                                100.0                100.0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                                $ 700.0              $ 700.0
====================================================================================================================================

The Company made interest payments to NFS on surplus notes totaling $50.7 million in 2004, $47.1 million in 2003 and $30.1 million in 2002. Payments of interest and principal under the notes require the prior approval of the ODI.

(12) FEDERAL INCOME TAX

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS becomes eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)                                                                                2004                 2003
==============================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 715.5              $ 594.8
   Derivatives                                                                                         -                 11.7
   Other                                                                                           117.0                104.4
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax assets                                                                    832.5                710.9
   Less valuation allowance                                                                         (7.0)                (7.0)
------------------------------------------------------------------------------------------------------------------------------
      Deferred tax assets, net of valuation allowance                                              825.5                703.9
------------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       318.2                390.0
   Equity securities and other investments                                                          20.9                 42.7
   Deferred policy acquisition costs                                                               908.1                840.8
   Derivatives                                                                                      31.2                    -
   Other                                                                                           101.9                 88.1
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax liabilities                                                             1,380.3              1,361.6
---------------------------------------------------------------------------------------------------------  -------------------
         Net deferred tax liability                                                              $ 554.8              $ 657.7
==============================================================================================================================

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2004, 2003 and 2002.

The Company's current federal income tax liability was $145.3 million and $106.3 million as of December 31, 2004 and 2003, respectively.

The following table summarizes federal income tax expense attributable to income from continuing operations before the cumulative effect of adoption of accounting principles for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Current                                                                   $ 181.5             $ 106.7             $ 63.7
Deferred                                                                    (61.5)              (10.5)             (55.0)
-------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                $ 120.0              $ 96.2              $ 8.7
=========================================================================================================================


The customary relationship between federal income tax expense and pre-tax income from continuing operations before the cumulative effect of adoption of accounting principles did not exist in 2002. This was because of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see Note 8), which was calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


Total federal income tax expense for the years ended December 31, 2004, 2003 and 2002 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and the cumulative effect of adoption of accounting principles as follows:

                                                               2004                     2003                     2002
                                                           -----------------------  -----------------------  -----------------------
                                                           -----------------------  -----------------------  -----------------------
(in millions)                                                 AMOUNT         %         Amount         %         Amount         %
====================================================================================================================================
====================================================================================================================================

Computed (expected) tax expense                                  $ 187.2     35.0         $ 152.0     35.0          $ 59.3     35.0
Tax exempt interest and dividends                                  (47.2)    (8.8)          (45.7)   (10.5)          (38.9)   (22.9)
  received deduction
Income tax credits                                                  (9.7)    (1.8)          (10.8)    (2.5)          (12.7)    (7.5)
Release of Phase III tax liability                                  (5.1)    (1.0)              -        -               -        -
Other, net                                                          (5.2)    (1.0)            0.7      0.1             1.0      0.5
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total                                                            $ 120.0     22.4          $ 96.2     22.1           $ 8.7      5.1
====================================================================================================================================
====================================================================================================================================

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC has the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see "Release of Phase III tax liability" above). The Jobs Creation Act of 2004 had no other significant impact on the Company's tax position.

Total federal income tax paid was $142.3 million, $176.2 million and $71.0 million during the years ended December 31, 2004, 2003 and 2002, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified for inclusion in the NMIC consolidated federal income tax return.

(13) SHAREHOLDERS' EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

The statutory capital and surplus of NLIC as of December 31, 2004 and 2003 was $2.39 billion and $2.23 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2004, 2003 and 2002 was $317.7 million, $444.4 million and $92.5 million, respectively.

The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. As of January 1, 2005, based on statutory financial results as of and for the year ended December 31, 2004, NLIC could pay dividends totaling $192.7 million without obtaining prior approval. On March 1, 2005, NLIC paid a $25.0 million dividend to NFS.

In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(14) COMPREHENSIVE INCOME

Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder's equity that bypass net income (other comprehensive income or loss). The following table summarizes the Company's other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)                                                                     2004                2003               2002
====================================================================================================================================

Net unrealized (losses) gains on securities available-for-sale arising during the period:
   Gross unrealized (losses) gains                                                  $ (182.0)            $ (16.7)           $ 527.5
   Adjustment to deferred policy acquisition costs                                      99.1                56.9             (205.7)
   Adjustment to future policy benefits and claims                                     (11.0)               22.6             (133.2)
   Related federal income tax benefit (expense)                                         33.3               (22.4)             (66.0)
------------------------------------------------------------------------------------------------------------------------------------
      Net unrealized (losses) gains                                                    (60.6)               40.4              122.6
------------------------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
   Gross unrealized losses                                                              27.5                91.0               86.2
   Related federal income tax benefit                                                   (9.6)              (31.8)             (30.2)
------------------------------------------------------------------------------------------------------------------------------------
      Net reclassification adjustment                                                   17.9                59.2               56.0
------------------------------------------------------------------------------------------------------------------------------------

      Other comprehensive (loss) income on securities available-for-                   (42.7)               99.6              178.6
        sale
------------------------------------------------------------------------------------------------------------------------------------

Accumulated net holding (losses) gains on cash flow hedges:
   Gross unrealized holding (losses) gains                                             (47.4)              (40.9)              16.9
   Related federal income tax benefit (expense)                                         16.6                14.3               (5.9)
------------------------------------------------------------------------------------------------------------------------------------
      Other comprehensive (loss) income on cash flow hedges                            (30.8)              (26.6)              11.0
------------------------------------------------------------------------------------------------------------------------------------

      Total other comprehensive (loss) income                                        $ (73.5)             $ 73.0            $ 189.6
====================================================================================================================================

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(15) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

The Company, together with other affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Most participants are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if it is of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

Pension costs charged to operations by the Company during the years ended December 31, 2004, 2003 and 2002 were $13.7 million, $13.2 million and $10.0 million, respectively. The Company recorded prepaid pension assets of $14.6 million and $7.7 million as of December 31, 2004 and 2003, respectively.

In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than 3% through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

The Company's accrued postretirement benefit expense as of December 31, 2004 and 2003 was $49.3 million and $50.5 million, respectively. The net periodic benefit cost for the Company's postretirement benefit plan as a whole was $1.1 million, $1.1 million and $3.5 million for 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following tables summarizes information regarding the funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole, both of which are U.S. plans, as of the years ended December 31:

                                                                             PENSION BENEFITS            POSTRETIREMENT BENEFITS
                                                                       -----------------------------  ------------------------------
                                                                       -----------------------------  ------------------------------
(in millions)                                                              2004            2003           2004            2003
====================================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                                    $ 2,457.0      $ 2,236.2        $ 306.8          $ 269.7
Service cost                                                                   121.8          104.0            9.2              9.9
Interest cost                                                                  134.0          131.7           17.5             19.5
Participant contributions                                                          -              -            4.1              4.2
Plan amendment                                                                     -            1.6          (13.3)               -
Actuarial loss (gain)                                                          125.7           85.1          (10.1)            (2.8)
Benefits paid                                                                 (105.4)        (101.6)         (22.3)           (20.4)
Impact of plan merger                                                              -              -              -             26.7
------------------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                                            2,733.1        2,457.0          291.9            306.8
------------------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                               2,242.4        1,965.0          127.5            106.9
Actual return on plan assets                                                   187.3          265.4            6.2             16.5
Employer contributions1                                                        130.0          113.6           20.1             20.3
Participant contributions                                                          -              -            4.1              4.2
Benefits paid1                                                                (105.4)        (101.6)         (22.3)           (20.4)
------------------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                                     2,454.3        2,242.4          135.6            127.5
------------------------------------------------------------------------------------------------------------------------------------

Funded status                                                                 (278.8)        (214.6)        (156.3)          (179.3)
Unrecognized prior service cost                                                 25.8           30.3         (103.0)          (103.3)
Unrecognized net loss                                                          298.2          192.1           48.0             56.9
Unrecognized net asset at transition                                            (1.2)          (2.5)             -                -
------------------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                                           $ 44.0          $ 5.3       $ (211.3)        $ (225.7)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                                             $ 2,271.6      $ 2,020.2            N/A              N/A
====================================================================================================================================

1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

As a result of the 2004 postretirement health plan change, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation (APBO) as a whole as of December 31, 2004 is $1.7 million. There is no effect on the service and interest cost for the year because health care cost trend had no material effect on plan liabilities or expense prior to the plan change at the end of 2004. Prior to 2004, the postretirement health plan costs approximated the employer dollar caps, and the health care cost trend had an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the net periodic benefit cost for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3% per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

The plan sponsor and all participating employers, including the Company, expect to contribute $125.0 million to the pension plan and $18.0 million to the postretirement benefit plan in 2005.

The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

                                                                                           PENSION           POSTRETIREMENT
(in millions)                                                                              BENEFITS             BENEFITS
------------------------------------------------------------------------------------------------------------------------------

2005                                                                                             $ 110.2               $ 23.7
2006                                                                                               112.0                 20.6
2007                                                                                               114.4                 20.1
2008                                                                                               117.6                 19.6
2009                                                                                               125.1                 19.1
2010-2014                                                                                          761.5                107.7
------------------------------------------------------------------------------------------------------------------------------

The following table summarizes the weighted average assumptions used to calculate the benefit obligations and funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole as of the December 31 measurement date for all plans:

                                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                                        ----------------------------  -----------------------------
                                                                        ----------------------------  -----------------------------
                                                                            2004           2003           2004           2003
===================================================================================================================================
===================================================================================================================================

Discount rate                                                                  5.00%          5.50%          5.70%           6.10%
Rate of increase in future compensation levels                                 3.50%          4.00%              -               -
Assumed health care cost trend rate:
Initial rate                                                                       -              -           10%1         11.00%1
Ultimate rate                                                                      -              -          5.2%1          5.20%1
Declining period                                                                   -              -       10 YEARS        11 Years
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

------------

1 The 2004 initial rate was 11.0% for participants over age 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

The pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the asset allocation for the Company's pension plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                                 TARGET
                                                                         ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                        -------------------------  -------------------------------
                                                                        -------------------------  -------------------------------
Asset Category                                                                    2005                  2004            2003
==================================================================================================================================
==================================================================================================================================

Equity securities                                                               40 - 65%                      48%             45%
Debt securities                                                                 25 - 50%                      52%             55%
Real estate                                                                      0 - 10%                        -               -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                           -                         100%            100%
==================================================================================================================================
==================================================================================================================================

The postretirement benefit plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

The following table summarizes the asset allocation for the Company's postretirement benefit plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                               TARGET
                                                                       ALLOCATION PERCENTAGE         PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                     ---------------------------  ---------------------------------
                                                                     ---------------------------  ---------------------------------
Asset Category                                                                  2005                   2004              2003
===================================================================================================================================
===================================================================================================================================

Equity securities                                                             50 - 80%                        60%              59%
Debt securities                                                               20 - 50%                        35%              35%
Other                                                                          0 - 10%                         5%               6%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                         -                           100%             100%
===================================================================================================================================
===================================================================================================================================

The following table summarizes the components of net periodic benefit cost for the Company's pension plan as a whole for the years ended December 31:

(in millions)                                                                               2004           2003           2002
===================================================================================================================================

Service cost                                                                                 $ 121.8        $ 104.0        $ 103.3
Interest cost                                                                                  134.0          131.7          135.6
Expected return on plan assets                                                                (167.7)        (156.7)        (178.6)
Recognized net actuarial loss                                                                      -            0.1              -
Amortization of prior service cost                                                               4.5            4.5            4.4
Amortization of unrecognized transition asset                                                   (1.3)          (1.3)          (1.3)
-----------------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                                  $ 91.3         $ 82.3         $ 63.4
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic pension cost, set at the beginning of each year, for the pension plan as a whole:

                                                                                            2004           2003           2002
===================================================================================================================================

Discount rate                                                                              5.50%          6.00%          6.50%
Rate of increase in future compensation levels                                             4.00%          4.50%          4.75%
Expected long-term rate of return on plan assets                                           7.25%          7.75%          8.25%
-----------------------------------------------------------------------------------------------------------------------------------


The Company employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run, called a risk premium. Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

The following table summarizes the components of net periodic benefit cost for the Company's postretirement benefit plan as a whole for the years ended December 31:

(in millions)                                                                         2004           2003           2002
=============================================================================================================================

Service cost                                                                             $ 9.2          $ 9.9         $ 13.2
Interest cost                                                                             17.5           19.5           22.5
Expected return on plan assets                                                            (8.9)          (8.0)          (9.2)
Recognized net actuarial loss                                                                -              -            0.6
Net amortization and deferral                                                            (12.1)          (9.9)          (0.5)
-----------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                             $ 5.7         $ 11.5         $ 26.6
=============================================================================================================================

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

                                                                                      2004           2003           2002
=============================================================================================================================

Discount rate                                                                            6.10%          6.60%          7.25%
Expected long-term rate of return on plan assets                                         7.00%          7.50%          7.75%
Assumed health care cost trend rate:
   Initial rate                                                                           11%1         11.3%1         11.00%
   Ultimate rate                                                                         5.2%1          5.7%1          5.50%
   Declining period                                                                   11 YEARS       11 Years        4 Years
-----------------------------------------------------------------------------------------------------------------------------

----------

1 The 2004 initial rate was 11.0% for participants over 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.8 million, $5.5 million and $5.7 million for 2004, 2003 and 2002, respectively, including $0.5 million related to discontinued operations for 2002.

(16) RELATED PARTY TRANSACTIONS

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations. The nature of the transactions and agreements include annuity and life insurance contracts, reinsurance agreements, cost sharing agreements, administration services agreements, marketing agreements, office space leases, intercompany repurchase agreements and cash management services agreements. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC
(NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2004, 2003 and 2002, the Company made payments to NMIC and NSC totaling $194.6 million, $170.4 million and $135.6 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.75 billion and $5.22 billion as of December 31, 2004 and 2003, respectively. Total revenues from these contracts were $136.5 million, $138.9 million and $143.3 million for the years ended December 31, 2004, 2003 and 2002, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.9 million, $111.8 million and $114.8 million for the years ended December 31, 2004, 2003 and 2002, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company's customers as investment options in certain of the Company's products. As of December 31, 2004 and 2003, customer allocations to GGI funds totaled $14.06 billion and $12.80 billion, respectively. For the years ended December 31, 2004 and 2003, GGI paid the Company $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2004, 2003 and 2002 were $335.6 million, $286.7 million and $325.0 million, respectively, while benefits, claims and expenses ceded were $336.0 million, $247.5 million and $328.4 million, respectively.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $23.2 million, $24.8 million and $24.9 million for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2004, 2003 and 2002, the Company made lease payments to NMIC and its subsidiaries of $18.4 million, $17.5 million and $20.2 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2004 and 2003, the Company had no borrowings from affiliated entities under such agreements. During 2004, 2003 and 2002, the most the Company had outstanding at any given time was $227.7 million, $126.0 million and $224.9 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $498.4 million and $688.7 million as of December 31, 2004 and 2003, respectively, and are included in short-term investments on the consolidated balance sheets. For each of the years in the three-year period ending December 31, 2004, the Company paid NCMC fees and totaling less than $0.1 million under this agreement.

The Company purchased fixed maturity securities available-for-sale from NFN totaling $829.9 million during the year ended December 31, 2004. NFN recorded gross realized gains of $23.4 million on these transactions.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2004, 2003 and 2002 were $63.1 million, $62.0 million and $50.3 million, respectively.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 12. Beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to NMIC were $37.4 million, $2.4 million and $71.0 million in the years ended December 31, 2004, 2003 and 2002, respectively. Payments made in 2004 and 2003 relate to tax years prior to deconsolidation.

In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

On March 1, 2005, NLIC paid a $25.0 million dividend to NFS. In 2004 and 2003, NLIC paid dividends to NFS totaling $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.

In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI. Therefore, the results of operations of NSI have been reflected as discontinued operations for all periods presented. This was a related party transaction and thus was recorded at the $10.0 million carrying value of the underlying components of the transaction rather than at fair value. This amount represents a non-cash transaction that is not reflected in the consolidated statement of cash flows.

In December 2001, NLIC issued to NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued to NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued to NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $50.7 million, $47.1 million and $30.1 million in 2004, 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million, $0.1 million and $0.5 million in 2004, 2003 and 2002, respectively. As of December 31, 2004, there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(17) CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies and state attorneys general for information relating to investigations into these compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, NFS' ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of the Company's litigation matters.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, NLIC filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted NLIC's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and NLIC intends to defend it vigorously.

On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. The Company intends to defend this lawsuit vigorously

On October 31, 2003, NLIC was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or Nationwide Life and Annuity Insurance Company (NLAIC) which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted NLIC's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC intends to defend this lawsuit vigorously.

On May 1, 2003, NLIC was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. The plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. The plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. NLIC's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al
v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. The Company intends to defend this lawsuit vigorously.

(18) SECURITIZATION TRANSACTIONS

The Company has sold $469.3 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 4.60% to 5.25% over periods ending between 2002 and 2021 and as of December 31, 2004 held guarantee reserves totaling $4.7 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.27 billion. The Company does not anticipate making any payments related to the guarantees.

At the time of the sales, $5.1 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly, and the collateral is released when stabilized. During 2004 and 2003, $0.1 million and $3.1 million of stabilization collateral had been released into income, respectively.

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) VARIABLE INTEREST ENTITIES

As of December 31, 2004, the Company had relationships with 14 VIEs where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 18). Effective January 1, 2004, the Company began applying the provisions of FIN 46R to these entities. FIN 46R did not require the restatement of any prior periods. As such, for periods subsequent to December 31, 2003, the results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities and related income in the accompanying consolidated financial statements.

The net assets of these VIEs totaled $366.4 million as of December 31, 2004. The most significant components of net assets were $32.1 million of mortgage loans on real estate, $401.2 million of other long-term investments, $35.6 million of other assets, $32.6 million of short-term debt, and $116.3 million of other liabilities. The total exposure to loss on these VIEs where the Company is the primary beneficiary was less than $0.1 million as of December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 8 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $36.3 million as of December 31, 2004.

(20) SEGMENT INFORMATION

Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. During the second quarter of 2004, the Company reorganized its segment reporting structure and now reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other. The Company has reclassified segment results for all prior periods presented to be consistent with the new reporting structure. The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles, if any, to exclude net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives and realized gains and losses related to securitizations, if any.

The Individual Investments segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products, income products, and advisory services program revenues and expenses. This segment differs from the former Individual Annuity segment due to the addition of the advisory services program results. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

The Retirement Plans segment is comprised of the Company's private- and public-sector retirement plans business. This segment differs from the former Institutional Products segment because it no longer includes the results of the structured products and MTN businesses. The private sector includes IRC Section 401(k) business and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable annuities.

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products, traditional life insurance products and universal life insurance. This segment is unchanged from the former Life Insurance segment. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

The Corporate and Other segment includes certain structured products business, the MTN program, net investment income not allocated to product segments, periodic net coupon settlements on non-qualifying derivatives, unallocated expenses, interest expense on debt, revenue and expenses of the Company's non-insurance subsidiaries not reported in other segments, and realized gains and losses related to securitizations. This segment differs from the former Corporate segment as it now includes results from the structured products and MTN businesses, but no longer includes results from the advisory services program.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the Company's business segment operating results for the years ended December:

                                                        INDIVIDUAL      RETIREMENT       INDIVIDUAL
(in millions)                                          INVESTMENTS         PLANS         PROTECTION
========================================================================================================
2004
REVENUES:
   Net investment income                                     $ 824.8         $ 627.9          $ 327.2
   Other operating revenue                                     591.7           157.0            547.5
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,416.5           784.9            874.7
--------------------------------------------------------------------------------------------------------

Benefits and expenses:
   Interest credited to policyholder account values            573.5           435.5            181.5
   Amortization of DAC                                         276.1            39.6             94.4

   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 346.9           184.5            428.2
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,196.5           659.6            704.1
--------------------------------------------------------------------------------------------------------

Income from continuing operations before
  federal income tax expense                                   220.0           125.3            170.6
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 220.0         $ 125.3          $ 170.6
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $  52,642.5      $  29,668.7      $  12,932.4
========================================================================================================

2003
REVENUES:
   Net investment income                                     $ 807.9         $ 640.2          $ 324.3
   Other operating revenue                                     517.7           150.0            536.2
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,325.6           790.2            860.5
--------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values            602.5           443.2            185.6
   Amortization of DAC                                         228.4            45.6            101.9
   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 328.4           178.9            423.0
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,159.3           667.7            710.5
--------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                   166.3           122.5            150.0
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 166.3         $ 122.5          $ 150.0
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $     49,419.2   $     29,226.9   $     11,286.6
========================================================================================================

 CORPORATE
 AND OTHER                TOTAL
=================================

        $ 220.6        $ 2,000.5
           15.8          1,312.0

          (43.0)           (43.0)
---------------------------------
          193.4          3,269.5
---------------------------------

           86.7          1,277.2
              -            410.1
           59.3             59.3
           28.3            987.9
---------------------------------
          174.3          2,734.5
---------------------------------

           19.1            535.0
                  ===============

           43.0
------------------
 $         62.1
==================

---------------------------------
 $  10,714.3       $105,957.9
=================================

        $ 200.7        $ 1,973.1
           28.4          1,232.3

         (100.8)          (100.8)
---------------------------------
          128.3          3,104.6
---------------------------------

           77.9          1,309.2
              -            375.9
           48.4             48.4
            6.4            936.7
---------------------------------
          132.7          2,670.2
---------------------------------

           (4.4)         $ 434.4
                  ===============

          100.8
------------------
$          96.4
==================

---------------------------------
 $     10,695.0      $ 100,627.7
=================================

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

                                                       INDIVIDUAL       RETIREMENT      INDIVIDUAL        CORPORATE
(in millions)                                         INVESTMENTS         PLANS         PROTECTION        AND OTHER         TOTAL
====================================================================================================================================
====================================================================================================================================
2002
REVENUES:
   Net investment income                                   $ 668.5        $ 648.5         $ 328.6          $ 187.3        $ 1,832.9
   Other operating revenue                                   526.2          169.8           537.7             17.6          1,251.3
   Net realized losses on investments, hedging
     instruments and hedged items1                               -              -               -            (84.4)           (84.4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total revenues                                       1,194.7          818.3           866.3            120.5          2,999.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values          505.9          460.7           186.4             91.4          1,244.4
   Amortization of DAC                                       528.2           53.7            88.2                -            670.1
   Interest expense on debt                                      -              -               -             36.0             36.0
   Other benefits and expenses                               285.6          167.8           420.2              6.2            879.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                          1,319.7          682.2           694.8            133.6          2,830.3
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                (125.0)         136.1           171.5            (13.1)         $ 169.5
                                                                                                                     ===============
                                                                                                                     ===============
Net realized losses on investments, hedging
  instruments and hedged items1                                  -              -               -             84.4
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings (loss)                   $ (125.0)       $ 136.1         $ 171.5           $ 71.3
=====================================================================================================================
=====================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                 $ 40,994.0     $ 26,182.4       $ 9,704.2        $ 9,142.0       $ 86,022.6
====================================================================================================================================
====================================================================================================================================


----------

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

PART C. OTHER INFORMATION
Item 24.      FINANCIAL STATEMENTS AND EXHIBITS
              (a) Financial Statements:

              Nationwide Variable Account:


                      Report of Independent Registered Public Accounting Firm.

                      Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2004.

                      Statements of Operations for the year ended December 31, 2004.

                      Statements of Changes in Contract Owners' Equity for the years ended December 31, 2004 and 2003.

                      Notes to Financial Statements.

              Nationwide Life Insurance Company and subsidiaries:

                      Report of Independent Registered Public Accounting Firm.

                      Consolidated Balance Sheets as of December
                      31, 2004 and 2003.

                      Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002.

                      Consolidated Statements of Shareholder's Equity for the years ended December 31, 2004, 2003 and 2002.

                      Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002.

                      Notes to Consolidated Financial Statements.

Item 24. (b) Exhibits

            (1) Resolution of the Depositor's Board of         Filed previously with the Registration
                Directors authorizing the establishment        Statement, (File No. 2-58043), and hereby
                of the Registrant                              incorporated by reference.

            (2) Not Applicable

            (3)  Underwriting or Distribution of               Filed previously with the Registration
                 Contracts between the Depositor and           Statement (File No. 2-58043), and hereby
                 Principal Underwriter                         incorporated by reference.

            (4) The form of the variable annuity contract      Filed previously with the Registration
                                                               Statement (File No. 2-333-80481), and
                                                               hereby incorporated by reference.

            (5)  Variable Annuity Application                  Filed previously with the Registration
                                                               Statement (File No. 333-80481), and hereby
                                                               incorporated by reference.

            (6) Articles of Incorporation of Depositor         Filed previously with the Registration
                                                               Statement (File No. 2-58043), and hereby
                                                               incorporated by reference.

            (7) Not Applicable

            (8) Not Applicable

            (9)  Opinion of Counsel                            Filed previously with the original
                                                               Registration Statement (File No. 333-80481),
                                                               and hereby incorporated by reference.

            (10) Not Applicable

            (11) Not Applicable

            (12) Not Applicable

Item 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR


           Arden L. Shisler, Chairman of the Board
           W.G. Jurgensen, Director and Chief Executive Officer
           Mark R. Thresher, President and Chief Operating Officer
           Patricia R. Hatler, Executive Vice President and Chief Legal and
            Governance Officer
           Terri L. Hill, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer
           W. Kim Austen, Senior Vice President-Property and Casualty Commercial /Farm Product Pricing
           J. Stephen Baine, Senior Vice President-Corporate Strategy
           James R. Burke, Senior Vice President-P/C Strategic Planning and
            Operations
           David A. Diamond, Senior Vice President
           Thomas W. Dietrich, Senior Vice President-Division General Counsel Dennis P. Drent, Senior Vice President-Internal Audits
           Peter A. Golato, Senior Vice President-Individual Protection Business
            Head
           J. Lynn Greenstein, Senior Vice President-Property and Casualty Personal Lines Product Pricing
           Kelly A. Hamilton, Senior Vice President-PC Finance
           David K. Hollingsworth, Senior Vice President-PCIO Brokerage
            Operations & Sponsor Relations
           David R. Jahn, Senior Vice President-Property and Casualty Claims Richard A. Karas, Senior Vice President-Non-Affiliated Sales
           M. Eileen Kennedy, Senior Vice President-Chief Financial Officer
           Gale V. King, Senior Vice President-Property and Casualty Human
            Resources
           Srinivas Koushik, Senior Vice President-Chief Technology Officer Gregory S. Lashutka, Senior Vice President-Corporate Relations Katherine A. Mabe, Senior Vice President-Marketing, Strategy and
            Urban Operations
           Duane C. Meek, Senior Vice President-Group Business Head
           Keith I. Millner, Senior Vice President-In Retirement Business Head Brian W. Nocco, Senior Vice President and Treasurer
           R. Dennis Noice, Senior Vice President-NF Systems
           Mark D. Phelan, Senior Vice President-Individual Investments Business
            Head
           Steven P. Rothman, Senior Vice President-IT Strategy and Solutions
            Delivery
           Gary I. Siroko, Senior Vice President-CIO Strategic Investments
           John S. Skubik, Senior Vice President-Consumer Finance
           Gail G. Snyder, Senior Vice President-Enterprise Portfolio & Strategy
            Management
           Mark D. Torkos, Senior Vice President-Property and Casualty Systems Thomas E. Barnes, Vice President-Assistant to the CEO and Secretary Joseph A. Alutto, Director
           James G. Brocksmith, Jr., Director
           Keith W. Eckel, Director
           Lydia M. Marshall, Director
           Donald L. McWhorter, Director
           Martha James Miller de Lombera, Director
           David O. Miller, Director
           James F. Patterson, Director
           Gerald D. Prothro, Director
           Alex Shumate, Director

          The business address of the Directors and Officers of the Depositor is:
          One Nationwide Plaza, Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
             * Subsidiaries for which separate financial statements are filed
            ** Subsidiaries included in the respective consolidated financial statements
           *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
          **** Other subsidiaries


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                           The company was formerly registered as an investment
                                                                               advisor and is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                           The company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company*      Pennsylvania                           The company is registered as a broker-dealer and
                                                                               investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                          The company was established to grant proper licensing
  Massachusetts, Inc.                                                          to Provident Mutual Life Insurance Company (n.k.a.
                                                                               Nationwide Life Insurance Company of America)
                                                                               affiliates in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                  The company was established to grant proper licensing
                                                                               to former Provident Mutual Life Insurance Company
                                                                               (n.k.a. Nationwide Life Insurance Company of America)
                                                                               affiliates in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                  The company is an investment advisor registered with
                                                                               the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.*     Texas                                  The company is a broker-dealer registered with the
                                                                               National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance, Ltd.                Turks & Caicos                         The company is in the business of reinsurance of
                                        Islands                                mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                   The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                   The company provides general printing services to its
                                                                               affiliated companies as well as to unaffiliated
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                   The  company acts as a general agent and surplus
                                                                               lines broker for property and casualty insurance
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                   The company is a property and casualty insurance
                                                                               holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                   The company engages in the direct marketing of
  Company                                                                      property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                   The company underwrites general property and casualty
  Insurance Company                                                            insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                  The company acts as a managing general agent to place
                                                                               personal and commercial automobile insurance with
                                                                               Colonial County Mutual Insurance Company for the
                                                                               independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                   The company engages in promoting, extending, and
                                                                               strengthening cooperative insurance organizations
                                                                               throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                   The company underwrites general property and
                                                                               casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                The company is an underwriting manager for ocean
                                                                               cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings plc*        England and Wales                      The company is a holding company of a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                         The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Pro Holding, Inc.             Delaware                               The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Professional Advisors, Inc.   Delaware                               The company provides training and financial support
                                                                               for certain financial services firms.  The company
                                                                               also provides financial services support through a
                                                                               broker-dealer subsidiary, an investment advisor
                                                                               subsidiary and an insurance agency subsidiary.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Advisory Services, Inc.       Delaware                               The company is an investment advisor that is
                                                                               registered in the State of Minnesota.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Brokerage Services, Inc.*     Delaware                               The company is a registered broker-dealer that
                                                                               conducts a general securities business.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Insurance Agency Services,    Delaware                               The company is a licensed insurance agency that sells
  Inc.                                                                         and services insurance products for financial
                                                                               services firms that have contractual agreements with
                                                                               its parent company, Capital Professional Advisors,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                  The company underwrites non-standard automobile and
  Company*                                                                     motorcycle insurance and other various commercial
                                                                               liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                               The company is an insurance agency that sells and
                                                                               services commercial insurance.  The company also
                                                                               provides loss control and compliance consulting
                                                                               services and audit, compilation, and tax preparation
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                               The purpose of the company is to create a captive
                                                                               distribution network through which affiliates can
                                                                               sell multi-manager investment products, insurance
                                                                               products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                   The company is an Ohio-based multi-line insurance
  (f.k.a. CalFarm Insurance Company)                                           corporation that is authorized to write personal,
                                                                               automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited*            England and Wales                      The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                   The company underwrites general property and casualty
                                                                               insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                             The purpose of the company is to sell property and
                                                                               casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                  The purpose of the company is to sell property and
  LLC                                                                          casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                             This company places pet insurance business not
                                                                               written by Veterinary Pet Insurance Company outside
                                                                               of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Financial S.A (f.k.a.      Luxembourg                             The purpose of this company is to carry out, on its
  Dancia Life S.A.)*                                                           own behalf or on behalf of third parties, any
                                                                               insurance business, including coinsurance and
                                                                               reinsurance, relating to human life, whether
                                                                               undertaken in Luxembourg or abroad, all real estate
                                                                               business and all business relating to movable assets,
                                                                               all financial business and other business related
                                                                               directly to the company's objectives that would
                                                                               promote or facilitate the realization of the
                                                                               company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life SA (f.k.a.            Luxembourg                             The company writes life insurance including
  CLARIENT Life Insurance SA)*                                                 coinsurance and reinsurance.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                   The company is an insurance agency that places
                                                                               business not written by Farmland Mutual Insurance
                                                                               Company and its affiliates with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                      The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                      insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                   The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                         insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                  The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                        insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Settlement Services         Ohio                                   The company is an insurance agency in the business of
  Agency, Inc.                                                                 selling structured settlement products.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Gardiner Point Hospitality LLC        Ohio                                   The company holds the assets of a hotel in
                                                                               foreclosure.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                      The company is engaged as a general partner in a
                                                                               limited partnership formed to invest in unlisted
                                                                               securities.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                      The company is dormant within the meaning of Section
                                                                               249AA of the Companies Act 1985 of the United
                                                                               Kingdom.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management           England and Wales                      The company is engaged in investment management and
  Limited*                                                                     advisory services to business, institutional and
                                                                               private investors.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                               The company is a limited purpose broker-dealer.
  Inc.*
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                               The company acquires and holds interests in
  LLC                                                                          registered investment advisors and provides
                                                                               investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                        The company is engaged in investment administration
  International Limited*                Islands                                and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited*       England and Wales                      The company is engaged in authorized unit trust
                                                                               management and OEIC management.  It is also the
                                                                               authorized Corporate Director of the Gartmore OEIC
                                                                               Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                               The company operates as a holding company.
  Management,Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                               The company acts as a holding company for the
  Trust*                                                                       Gartmore group of companies and as a registered
                                                                               investment advisor for registered investment
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.*    Delaware                               The company acts as a holding company and provides
                                                                               other business services for the Gartmore group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners*             Delaware                               The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                               The company acts as a holding company for
                                                                               subsidiaries in the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited*               England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts, and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery         England and Wales                      The company is a general partner in two limited
  Fund (G.P.) Limited                                                          partnerships formed to invest in unlisted securities.
                                                                               The company is currently in members' voluntary
                                                                               dissolution.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited*          England and Wales                      The company is engaged in investment management and
                                                                               advisory services to pension funds, unit trusts and
                                                                               other collective investment schemes, investment
                                                                               trusts and portfolios for corporate or other
                                                                               institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc*   England and Wales                      The company is an investment holding company and
                                                                               provides services to other companies within the
                                                                               Gartmore group of companies in the United Kingdom.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                The company is engaged in marketing support for
  GmbH                                                                         subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England and Wales                      The company is engaged in investment holding for
  Limited*                                                                     subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                   The company provides transfer and dividend disbursing
                                                                               agent services to various mutual fund entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited*               Japan                                  The company is the renamed survivor entity of the
                                                                               merger of Gartmore Investment Management Japan
                                                                               Limited and Gartmore NC Investment Trust Management
                                                                               Company Ltd.  The company is engaged in the business
                                                                               of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Limited*   Jersey, Channel                        The company serves as the manager of four AIB Govett
                                        Islands                                Jersey funds: AIB Grofunds Currency Funds Limited,
                                                                               Govett Securities & Investments Limited, Govett
                                                                               Singapore Growth Fund Limited and Govett Safeguard
                                                                               Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                 The company brokers or places book-value maintenance
                                                                               agreements (wrap contracts) and guaranteed investment
                                                                               contracts for collective investment trusts and
                                                                               accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                 The company is an investment advisor and stable value
  Inc.                                                                         money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                 The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                      The company acts as a nominee.  The company is
                                                                               dormant within the meaning of Section 249AA of the
                                                                               Companies Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees, Ltd.       England and Wales                      Until April 1999, the company acted as a trustee of
                                                                               the Gartmore Pension Fund established by Gartmore
                                                                               Investment Management plc.  Gartmore Pension Fund
                                                                               merged with the National Westminster Bank Pension
                                                                               Fund on April 1, 1999.  As a result, all assets and
                                                                               liabilities of the Gartmore Pension Fund were
                                                                               transferred to the National Westminster Bank Fund. On
                                                                               November 22, 2000, the company changed its name from
                                                                               "Gartmore Pension Fund Trustees Limited" to "Gartmore
                                                                               Pension Trust Limited."  On November 30, 2000, the
                                                                               company became the trustee of the Gartmore Pension
                                                                               Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC*              Delaware                               The company provides customized solutions in the form
                                                                               of expert advice and investment management services
                                                                               to a limited number of institutional investors
                                                                               through construction of hedge fund and alternative
                                                                               asset portfolios and their integration into the
                                                                               entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview II, LLC            Delaware                               The company is a holding company for Gartmore
                                                                               Riverview, LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview Polyphony Fund     Delaware                               The company invests in limited partnerships and other
  LLC*                                                                         entities and retains managers to invest, reinvest and
                                                                               trade in securities and other financial instruments.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited*          England and Wales                      The company is engaged in investment holding and
                                                                               is a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts, LLC       Delaware                               The company acts as an investment advisor registered
                                                                               with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                 The company is an Oregon state bank with trust power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited*                England and Wales                      The company is a joint partner in Gartmore Global
                                                                               Partners.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company*            Ohio                                   The company provides services to employers for
                                                                               managing workers' compensation matters and employee
                                                                               benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                 The company provides self-insurance administration,
  Nevada                                                                       claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                               The company provides workers' compensation and
  York, Inc.                                                                   self-insured claims administration services to
                                                                               employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus Inc.        Ohio                                   The company provides medical management and cost
                                                                               containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                               The company is a passive investment holder in
                                                                               Newhouse Special Situations Fund I, LLC for the
                                                                               purpose of allocation of earnings to Gartmore
                                                                               management team as it relates to the ownership and
                                                                               management of Newhouse Special Situations Fund I,
                                                                               LLC.
------------------------------------------------------------------------------------------------------------------------------------
  GIL Nominees Limited                  England and Wales                      The company acts as a nominee. The company is dormant
                                                                               within the meaning of Section 249AA of the Companies
                                                                               Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                               This company holds insurance licenses in numerous
                                                                               states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                   The company is an insurance agency and provides
                                                                               commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Life REO Holdings, LLC                Ohio                                   The company serves as a holding company for
                                                                               foreclosure entities.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                  The company acts as general agent to market
                                                                               non-standard automobile and motorcycle insurance for
                                                                               Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                          The company provides third-party administration
                                                                               services for workers' compensation, automobile
                                                                               injury and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                              The company underwrites various property and
                                                                               casualty coverage, as well as individual and group
                                                                               accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                This is a limited liability company organized for
  America, Ltd.                                                                profit under the Companies Act of 1948 of England for
                                                                               the purpose of carrying on the business of insurance,
                                                                               reinsurance, indemnity, and guarantee of various
                                                                               kinds.  This company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                   The company administers deferred compensation plans
  Inc.*                                                                        for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                   The company makes residential mortgage loans.
  Company*
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                 The company is a shell insurer with no active
  Company of America                                                           policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                   The company invests in multi-family housing projects
  LLC                                                                          throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC*                Ohio                                   The purpose of the company is to develop Nationwide
                                                                               Arena and to engage in related development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                      The company is a holding company for a group engaged
  Holdings, Limited*                                                           in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                              The company underwrites non-standard automobile and
                                                                               motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Atlantic Insurance         Ohio                                   The company writes personal lines residential
  Company                                                                      property  insurance in the State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                   This company is a holding company that funds/owns
                                                                               commercial mortgage loans on an interim basis, hedges
                                                                               the loans during the ownership period, and then sells
                                                                               the loans as part of a securitization to generate
                                                                               profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                   The company buys and sells investment securities of
  Company*                                                                     a short-term nature as agent for other corporations,
                                                                               foundations, and insurance company separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                   The company holds investments in low-income housing
  Corporation, LLC                                                             funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                   The company acts primarily as a holding company
                                                                               for entities affiliated with Nationwide Mutual
                                                                               Insurance Company and Nationwide Mutual Fire
                                                                               Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                   The company is currently inactive.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                   The company acts as an administrator of structured
  Company                                                                      settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                               The company is an insurance agency.
  Distributors Agency, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                             The company is an insurance agency.
  Distributors Agency, Inc. of New
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                          The company is an insurance agency.
  Distributors Insurance Agency, Inc.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                The company is a long-term insurer that issues
  (Bermuda) Ltd.*                                                              variable annuity and variable life products
                                                                               to persons outside of the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust                                                                securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust II                                                             securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services,        Delaware                               The company acts primarily as a holding company for
  Inc.*                                                                        companies within the Nationwide organization that
                                                                               offer or distribute long-term savings and retirement
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                 The company provides distribution services for its
                                                                               affiliate Nationwide Towarzystwo Ubezpieczen na Zycie
                                                                               S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                   The company captures and reports the results of the
  Products, LLC                                                                structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation*                Ohio                                   The company contributes to non-profit activities and
                                                                               projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance          Ohio                                   The company transacts a general insurance business,
  Company                                                                      except life insurance, and primarily provides
                                                                               automobile and fire insurance to select customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                   The company acts as a support company for Nationwide
                                                                               Global Holdings, Inc. in its international
                                                                               capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                             This company issues shares of mutual funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.*     Ohio                                   The company is a holding company for the
                                                                               international operations of Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                 The company acts as a holding company for
  Brasil Participacoes, Ltda.                                                  subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Services EIG        Luxembourg                             The company provides shared services to PanEuroLife,
                                                                               Europewide Life SA, Europewide Financial S.A. (f.k.a.
                                                                               Dancia Life S.A.) and Nationwide Global Holdings,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company*         Ohio                                   The company is involved in the reinsurance business
                                                                               by assuming business from Nationwide Mutual Insurance
                                                                               Company and other insurers within the Nationwide
                                                                               Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                              The company is an independent agency personal lines
  America                                                                      underwriter of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                   The company transacts general insurance business
  Florida*                                                                     except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Management       Ohio                                   The company provides management services to Cap Pro
  Services, Inc.                                                               Insurance Agency Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                   The company provides administrative services for the
  LLC                                                                          product sales and distribution channels of Nationwide
                                                                               Mutual Insurance Company and its affiliated and
                                                                               subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                             The company is a special risk, excess and
  Underwriters                                                                 surplus  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                               This is a limited broker-dealer company doing
  Corporation**                                                                business in the deferred compensation market and acts
                                                                               as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity Company   Delaware                               The company provides individual life insurance of
  America**                                                                    products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                   The company engages in underwriting life
  Insurance Company**                                                          insurance and  granting, purchasing, and disposing of
                                                                               annuities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Ohio                                   The company provides individual life insurance, group
  Company*                                                                     life and health insurance, fixed and variable annuity
                                                                               products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Pennsylvania                           The company provides individual life insurance and
  Company of America*                                                          group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                               The company insures against personal injury,
  of Delaware*                                                                 disability or death resulting from traveling,
                                                                               sickness or other general accidents, and every type
                                                                               of insurance appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                  The company markets commercial property insurance
                                                                               in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                   The company offers a preferred provider organization
                                                                               and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Maritima Vida E            Brazil                                 The company operates as a licensed insurance company
  Previdencia SA*                                                              in the categories of life and unrestricted private
                                                                               pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Capital, LLC        Ohio                                   The company acts as a private equity fund investing
  (f.k.a. Nationwide Strategic                                                 in companies for investment purposes and to create
  Investment Fund, LLC).                                                       strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                   The company engages in a general insurance and
  Company                                                                      reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                   The company engages in a general insurance and
  Company*                                                                     reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Private Equity Fund, LLC   Ohio                                   The company invests in private equity funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                   The company engages in a general insurance business,
  Insurance Company                                                            except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                               The company is currently inactive.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                           The company is a holding company for non-insurance
  Company*                                                                     subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.*    Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investment.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                               The company markets and administers deferred
  Inc.*                                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                The company provides retirement products, marketing
  Inc. of Alabama                                                              and education and administration to public employees
                                                                               and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                The company markets and administers deferred
  Inc. of Arizona                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                               The company markets and administers deferred
  Inc. of Arkansas                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                The company markets and administers deferred
  Inc. of Montana                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                 The company markets and administers deferred
  Inc. of Nevada                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                             The company markets and administers deferred
  Inc. of New Mexico                                                           compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                   The company provides retirement products, marketing
  Inc. of Ohio                                                                 and education and administration to public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                               The company markets and administers deferred
  Inc. of Oklahoma                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                           The company markets and administers deferred
  Inc. of South Dakota                                                         compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                  The company markets and administers deferred
  Inc. of Texas                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                The company markets and administers deferred
  Inc. of Wyoming                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                          The company markets and administers deferred
  Insurance Agency, Inc.                                                       compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.*          Ohio                                   The company is a registered broker-dealer and
                                                                               provides investment management and administrative
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                   The company performs shared services functions for
  LLC                                                                          the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Z o.o.        Poland                                 The company provides services to Nationwide Global
                                                                               Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                 The company is authorized to engage in the business
  na Zycie S.A.*                                                               of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                          This is a federal savings bank chartered by the
                                                                               Office of Thrift Supervision in the United States
                                                                               Department of the Treasury to exercise custody and
                                                                               fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.*  England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC*       Delaware                               The company invests in financial services companies
                                                                               that specialize in e-commerce and promote
                                                                               distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund      Delaware                               The company owns and manages contributed securities
  I, LLC                                                                       in  order to achieve long-term capital appreciation
                                                                               from thecontributed securities and through
                                                                               investments in a portfolio of other equity
                                                                               investments in financial service and other related
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NF Reinsurance Ltd.*                  Bermuda                                The company serves as a captive reinsurer for
                                                                               Nationwide Life Insurance Company's universal life,
                                                                               term life and annuity business.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                               The company acts primarily as a holding company for
                                                                               Nationwide Financial Services, Inc.'s distribution
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                The company buys and sells investment securities for
                                                                               its own account in order to enhance the investment
                                                                               returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S.a.r.L.*              Luxembourg                             The company acts primarily as a holding company
                                                                               for the European operations of Nationwide
                                                                               Global Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands B.V.                  Netherlands                            The company acts as a holding company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.*                         United Kingdom                         The company functions as a support company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital LLC               Delaware                               The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife*                          Luxembourg                             The company provides individual life insurance,
                                                                               primarily in the United Kingdom, Belgium and
                                                                               France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                              The company provides pension plan administration and
                                                                               record keeping services, and pension plan and
                                                                               compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                   This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                               The company serves as a general partner in certain
                                                                               real estate limited partnerships invested in by
                                                                               Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                  The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Insurance
                                                                               Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.*         Bermuda                                The company is a captive insurer and writes first
                                                                               dollar insurance policies in workers' compensation,
                                                                               general liability and automobile liability for
                                                                               its affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                               The company is an investment advisor and a broker
                                                                               dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                   The company is an investment-banking firm that
                                                                               provides specialist advisory services and innovative
                                                                               financial solutions to public and private companies
                                                                               internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                   The company is engaged in a general insurance
                                                                               business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                   The company primarily provides excess and surplus
                                                                               lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                The company provides excess and surplus lines
  Company                                                                      coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corporation      Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Advisory Services Corporation     California                             The company is an investment advisor.
  (d.b.a. TBG Advisors)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                             The company holds an investment in a leased airplane
                                                                               and maintains an operating agreement with Flight
                                                                               Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                             The corporation provides life insurance and
                                                                               individual executive estate planning.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial Acquisition             Delaware                               The company was formed in order to redomesticate TBG
  Corporation (n.k.a. TBG Insurance                                            Insurance Services Corporation from California to
  Services Corporation)*                                                       Delaware. On December 23, 2004, TBG Insurance
                                                                               Services Corporation was merged into TBG Financial
                                                                               Acquisition Corporation. The name was changed to
                                                                               "TBG Insurance Services Corporation" on the same day.
                                                                               The company markets and administers executive benefit
                                                                               plans.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance             California                             The company consults with corporate clients and
  Services Corporation*                                                        financial institutions on the development and
                                                                               implementation of proprietary and/or private
                                                                               placement insurance products for the financing of
                                                                               executive benefit programs and individual executive's
                                                                               estate planning requirements. As a broker dealer,
                                                                               TBG Financial & Insurance Services Corporation
                                                                               provides access to institutional insurance investment
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance Services    Hawaii                                 The corporation consults with corporate clients and
  Corporation of Hawaii                                                        financial institutions on the development and
                                                                               implementation of proprietary, private placement and
                                                                               institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.*        Delaware                               The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Companies, Inc.            Texas                                  The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Company                    Texas                                  The company is a third-party administrator providing
                                                                               record-keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc. (d.b.a.       Michigan                               The company is an insurance agency that primarily
  Arlans Agency)                                                               sells non-standard automobile insurance for Titan
                                                                               Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                 The company is an insurance agency that operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                           The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                           an employee agent "storefront" for Titan Indemnity
                                                                               Company in Pennsylvania.  The company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                             The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                               The company is an insurance agency and operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                  The company acts as a holding company specifically
                                                                               for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                  The company is a multi-line insurance company and
                                                                               is operating primarily as a property and casualty
                                                                               insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                               This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                  The company is a Texas grandfathered managing general
                                                                               agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                  The company is licensed as an insurance agency that
  Inc.                                                                         operates as an employee agent "call center" for Titan
                                                                               Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  VertBoise, SA*                        Luxembourg                             The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company*     California                             The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.*        California                             The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                               The company acts as a holding company specifically
                                                                               for corporate employees of the Victoria group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                   The company is an insurance agency that acts as a
                                                                               broker for independent agents appointed with the
                                                                               Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance          Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                             The company operates as a nationwide pet registry
                                                                               service for holders of Veterinary Pet Insurance
                                                                               policies, including pet indemnification and lost pet
                                                                               recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                           The company provides administrative services to
  Services, Inc.                                                               Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                The company underwrites excess and surplus lines
  Company                                                                      of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  W.H.I. of New York, Inc.              New York                               The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Indemnity
                                                                               Company in New York.  This company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                  The company acts as a holding company for the Titan
                                                                               group of agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance Agency of         Texas                                  The company is a Texas licensed insurance agency.
  Texas, Inc.                                                                  The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc. (d.b.a.    Indiana                                The company is an insurance agency and operates as an
  Titan Auto Insurance of Indiana)                                             employee agent "storefront" for Titan Indemnity
                                                                               Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida (d.b.a. Titan Auto    Florida                                The company is an insurance agency and operates as an
  Insurance)                                                                   employee agent "storefront" for Titan Indemnity
                                                                               Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                             The company specializes in the analysis and funding
  Inc.                                                                         of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-G                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  94,992    |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-100%            |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |                                  |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |                                  |   |            (SIC)             |        |   |                             |
    |                                  |   |                              |        |   | Common Stock:  50,000       |
    |                                  |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |                                  |   | ------------- Shares         |        |   |                             |
    |                                  |   |                              |        |   |                             |
    |                                  |   | Casualty-100%                |        |   | Casualty-100%               |
    |                                  |   |         (See Page 2)         |        |   -------------------------------
    |                                  |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |  --------------------------------         |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |  |            ALLIED            |         |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |  |          GROUP, INC.         |         |   |        (NW INDEMNITY)       |
    |   |                          |   |  |            (AGI)             |         |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |  |                              |         |___| -------------  Shares       |
    |   | -------------            |   |__| Common Stock: 850 Shares     |         |   |                             |
    |   |                          |   |  | -------------                |         |   |                             |
    |   | Casualty-100%            |   |  |                              |         |   | Casualty-100%               |
    |   ----------------------------   |  | Casualty-100%                |         |   -------------------------------
    |                                  |  |         (See Page 2)         |         |
    |   ----------------------------   |  |                              |         |
    |   |   NATIONWIDE AFFINITY    |   |  --------------------------------         |   -------------------------------
    |   |    INSURANCE COMPANY     |   |                                           |   |           LONE STAR         |
    |   |        OF AMERICA        |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Common Stock: 500,000    |___|   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   | ------------- Shares     |   |   |                              |        |___| -------------  Shares       |
    |   |                          |   |___| Common Stock: 1,050          |        |   |                             |
    |   | Casualty-100%            |   |   | ------------- Shares         |        |   |                             |
    |   ----------------------------   |   |                              |        |   | Casualty-100%               |
    |                                  |   | Casualty-21.9%               |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |                 ||
    |   |     NEWHOUSE CAPITAL     |   |                                           |                 ||
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   -------------------------------
    |   |                          |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   | Casualty-70%             |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |                          |   |   |                              |        |   |            COMPANY          |
    |   | GGV-19%                  |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   | Fire-10%                 |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |                          |   |   --------------------------------        |   |                             |
    |   |     NATIONWIDE LLOYDS    |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |                          |___|   |      COMPANY OF FLORIDA      |        |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   -------------------------------
    |   |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
    |   |                          |   |   |                              |        |   |                             |
    |   ----------------------------   |   | Casualty-100%                |        |   | Single Member Limited       |
    |                                  |   |                              |        |---| Liability Company           |
    |   ----------------------------   |   --------------------------------        |   |                             |
    |   |       THI HOLDINGS       |   |                                           |   | Casualty-100%               |
    |   |      DELAWARE, INC.      |   |   --------------------------------        |   -------------------------------
    |   |          (THI)           |   |   |      NATIONWIDE CREDIT       |        |
    |   |                          |   |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
        | Common Stock: 100 Shares |   |___|           COMPANY            |        |   |       AMERICAN MARINE       |
        |                          |   |   |                              |        |   |      UNDERWRITERS, INC.     |
        | Casualty-100%            |   |   |    Casualty-100%             |        |   |                             |
        |                          |   |   |                              |        |   | Common Stock:  20 Shares    |
        | (See page 3)             |   |   --------------------------------        |___| -------------               |
        ----------------------------   |                                               |                             |
                                       |                                               | Casualty-100%               |
                                       |   --------------------------------            |                             |
                                       |   |                              |            -------------------------------
                                       |   |        BLUESPARK, LLC        |
                                       |---|                              |
                                       |   |    Casualty-100%             |
        ----------------------------   |   |                              |
        |   NATIONWIDE ATLANTIC    |   |   --------------------------------
        |    INSURANCE COMPANY     |   |
        |                          |___|
        | Casualty-100%            |
        |                          |
        ----------------------------


                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  --------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------  Shares        |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   |                              |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,033 Shares |  |  --------------------------------
                   |   |                              |    |   | -------------                |  |  |                              |
                   |   |                              |    |   |                              |  |  |          NATIONWIDE          |
                   |   | Casualty-90%                 |    |   | Casualty-16.5%               |  |  |        PRIVATE EQUITY        |
                   |   |                              |    |___| Fire-16.5%                   |__|--|          FUND, LLC           |
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|     |                              |
                   |                                       |   | ----------------             |     | Casualty-100%                |
                   |   --------------------------------    |   |                              |     |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |     --------------------------------
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY, LLC         | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |           NATIONWIDE         |
                   |___|     Single Member Limited    |    |   |       MUTUAL CAPITAL,LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2005

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                  |                                               |
                  |                                               |
                  |                                               |
    -----------------------------                   ----------------------------
    |        NATIONWIDE         |                   |            AMCO          |
    |    ADVANTAGE MORTGAGE     |                   |     INSURANCE COMPANY    |
    |      COMPANY (NAMC)       |                   |           (AMCO)         |
    |                           |                ___|                          |
    |Common Stock: 333,837      |               |   | Common Stock:  300,000   |
    |------------  Shares       |               |   | -------------  Shares    |
    |                           |               |   |                          |
    |AGI-70.09%                 |               |   | AGI-100%                 |
    |AMCO-17.21%                |               |   ----------------------------
    |Allied P&C-8.47%           |               |
    |Depositors-4.23%           |               |   ----------------------------
    -----------------------------               |   |          ALLIED          |
                 |                              |   |      GENERAL AGENCY      |
                 |                              |   |         COMPANY          |
                 |                              |___|                          |
    -----------------------------               |   | Common Stock:  5,000     |
    |           AGMC            |               |   | -------------  Shares    |
    |     REINSURANCE, LTD.     |               |   |                          |
    |                           |               |   | AMCO-100%                |
    | Common Stock:  11,000     |               |   ----------------------------
    | -------------  Shares     |               |
    |                           |               |   ----------------------------
    | NAMC-100%                 |               |   |                          |
    -----------------------------               |   |       ALLIED TEXAS       |
                                                |   |       AGENCY, INC.       |
                                                |___|                          |
                                                |   |                          |
                                                |   | AMCO-100%                |
                                                |   |                          |
                                                |   |                          |
                                                |   ----------------------------
                                                |
                                                |   ----------------------------   ----------------------------
                                                |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
                                                |   |           AGENCY         |   |       SERVICES, INC.     |
                                                |   |                          |   |                          |
                                                |___| Common Stock:  1,000     |___| Common Stock:  100       |
                                                    | -------------  Shares    |   | -------------  Shares    |
                                                    |                          |   |                          |
                                                    | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-60.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2005


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:           100 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |Casualty-100%                     |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2005

_______________________________________________________________________________
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|   ---------------------------------       --------------------------------- |
|   |    NATIONWIDE TOWARZYSTWO     |       |     NGH LUXEMBOURG S.a.r.L    | |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |          (LUX SA)             | |
|   |                               |       |                               | |
|   |Common Stock: 17,400,000 Shares|    ___|Common Stock:   225,739 Shares |_|
|   |------------                   |   |   |------------                   | |
|   |                               |   |   |NGH-64.27%                     | |
|   |NGH-100%                       |   |   |NETHER-35.73%                  | |
|   ---------------------------------   |   --------------------------------- |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |                               |   |   |         NGH UK, LTD.          | |
|   |          NATIONWIDE           |   |   |                               | |
|   |      FINANCIAL SP. Z O.O.     |   |   |                               | |
|___|                               |   |   |                               | |
|   |Common Stock: 25,700 Shares    |   |___|                               | |-
|   |------------                   |   |   |                               | |
|   |                               |   |   |                               | |
|   |                               |   |   |LUX SA-100%                    | |
|   |NGH-100%                       |   |   --------------------------------- |
|   ---------------------------------   |                                     |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |      SIAM AR-NA-KHET          |   |   |   GRUPO VIDA PARTICIPACOES    | |
|   |     COMPANY LTD. (SIAM)       |   |   |          LTDA (GRUPO)         | |
|---|                               |   |   |                               | |
    |                               |   |___|                               | |
    |                               |   |   |                               |_|
    |                               |   |   |                               | |
    |NGH-48.99%                     |   |   |                               | |
    ---------------------------------   |   |                               | |
                                        |   |LUX SA-99.99%                  | |
     ---------------------------------  |   |NGH-.01%                       | |-
     |     PANEUROLIFE (PEL)         |  |   --------------------------------- |
     |                               |  |                   |                 |
     |Common Stock:  1,300,000 Shares|  |                   |                 |
     |------------                   |  |   --------------------------------- |
     |                               |__|   |  NATIONWIDE MARITIMA VIDA e   | |
     |                               |  |___|       PREVIDENCIA SA          | |
     |LUX SA-99.99%                  |  |   |                               | |
     |NGH-.01%                       |  |   |Common Stock:  1,121,362,977   | |
     ---------------------------------  |   |------------   Shares          | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |LUX SA-.000003%                | |
     ---------------------------------  |   |NGH BRASIL-99.45%              | |-
     |      VERTBOIS, SA             |  |   --------------------------------- |
     |                               |  |                                     |
     |                               |  |                                     |
     |                               |  |   --------------------------------- |
     |                               |  |   |       EUROPEWIDE LIFE SA      | |
     |                               |  |   |             (EURO)            | |
     |                               |  |   |                               | |
     |                               |  |   |                               | |
     | PEL-99.99%                    |  |   |                               |_|
     | LUX SA-.01%                   |  |___|                               | |
     ---------------------------------  |   |                               | |
                                        |   |LUX SA-99.99%                  | |
                                        |   |NGH-.01%                       | |
                                        |   --------------------------------- |
                                        |                                     |
                                        |                                     |
                                        |                                     |
                                        |                                     |
     ---------------------------------  |   --------------------------------- |
     |    NATIONWIDE GLOBAL          |  |   |    EUROPEWIDE FINANCIAL SA    | |
     |      SERVICES EIG             |  |   |          (EURO FIN)           | |
     |                               |  |   |                               | |
     |                               |  |___|                               |_|
     |PEL-25%                        |      |                               |
     |EURO FIN-25%                   |      |                               |
     |EURO-25%                       |______|LUX SA-99.99%                  |
     |BRANCH-25%                     |______|NGH-.01%                       |
     ---------------------------------      ---------------------------------


                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:  7,000,000 Shares|             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |           (NETHER)            |
       |___|                               |
       |   |NW Corp.-99.84%                |
       |   |--------                       |
       |   |                               |
       |   |NGH-.16%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:     24,906 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------


_____________________________________________________________________________________________
               |                                   |                                         |
               |                                   |                                         |
 ---------------------------------   ------------------------------         ---------------------------------
 |      GARTMORE GLOBAL ASSET    |   |   FINANCIAL SETTLEMENT     |         |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |   |   SERVICES AGENCY, INC.    |         |      & COMPANY (GATES)        |
 |             (GGAMT)           |   |                            |         |                               |
 |                               |   |Common Stock:  1,500 Shares |    _____|Common Stock:        254 Shares|
 |                               |   |------------                |    |    |------------                   |
 |                               |   |                            |    |    |                               |
 |NW Corp-100%                   |   |                            |    |    |                               |
 |           (See Page 7)        |   |NW Corp.-100%               |    |    |NW Corp.-100%                  |
 ---------------------------------   ------------------------------    |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |    MEDPROSOLUTIONS, INC.      |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |____|                               |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |    COMPANY OF NEW YORK, INC.  |
                                                                       |    |                               |
                                                                       |____|Common Stock:       3 Shares   |
                                                                       |    |------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |       COMPANY OF NEVADA       |
                                                                       |    |                               |
                                                                       |    |Common Stock:         40 Shares|
                                                                       |____|------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATESMCDONALD          |
                                                                       |    |      HEALTH PLUS, INC.        |
                                                                       |    |                               |
                                                                       |____|Common Stock:        200 Shares|
                                                                            |------------                   |
                                                                            |                               |
                                                                            |Gates-100%                     |
                                                                            ---------------------------------

                                                                      Subsidiary Companies      -- Solid Line
                                                                      Contractual Association   -- Double Line
                                                                      Limited Liability Company -- Dotted Line

                                                                      March 31, 2005

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |        SERVICES CORP.      |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |                            |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   | Preferred Stock           |
|  |                            | |  |                                | |   | ---------------           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-100%                  |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVIATION, LLC     | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |        (CAP PRO)          |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TBG-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPAI)           |
|__|                            | |__| Common Stock: 5,000 Shares     |  ___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |TBG-100%                    | |  | NW Life-100%                   | |   | CAP PRO-100%              |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |  ---------------------------------- |   |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      | |   |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       | |   |                           |
|  |                            | |  |                                | |___|                           |
|  |                            | |  | NW LIFE-100%                   | |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|  |TBG-100%                    | |  ---------------------------------- |   | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     | |   -----------------------------
|                                 |  |                                | |
|  ------------------------------ |  | Units:                         | |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |__| -----                          | |   |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  | |   |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  | |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |                                     |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        | |   |                           |
|  |TBG-100%                    | |  |   DEVELOPMENT CORP., LLC       | |   | CPAI-100%                 |
|  ------------------------------ |  |                                | |   -----------------------------
|                                 |--| Units:                         | |
|  ------------------------------ |  | -----                          | |   -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    | |   |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               | |   |       SERVICES , INC.     |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
|  |                            | |  |         HOUSING, LLC           |     |                           |
|  |TBG-100%                    | |--|                                |     | CPAI-100%                 |
|  ------------------------------ |  | NW Life-45%                    |     -----------------------------
|                                 |  | NW Indemnity-45%               |
|                                 |  ----------------------------------
|  ------------------------------ |
|  |        TBG ADVISORY        | |
|  |    SERVICES CORPORATION    | |
|  |                            | |
|__|                            | |
   |                            | |
   |                            | |
   |                            | |
   |TBG-100%                    | |
   ------------------------------ |
                                  |
   ------------------------------ |  ----------------------------------   ----------------------------------
   |      TEAMSTAFF,INC.        | |  |    LIFE REO HOLDINGS LLC       |   |        GARDINER POINT          |
   |                            | |  |            (REO)               |   |        HOSPITALITY LLC         |
   |                            | |  |                                |   |                                |
   |                            |-|--|                                |---|                                |
   | Common Stock: 15,710,000   |    |                                |   |                                |
   | ------------  Shares       |    |                                |   |                                |
   |                            |    |                                |   |                                |
   |NW Life-14%                 |    | NW LIFE-100%                   |   | REO-100%                       |
   ------------------------------    ----------------------------------   ----------------------------------


                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
___________________________________________________________________________________________________________________________________
             |                                |                                |                                   |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
|  REGISTERED INVESTMENT  |    |     NATIONWIDE TRUST      |      |   NFS DISTRIBUTORS, INC. |    |    NATIONWIDE FINANCIAL       |
| ADVISORS SERVICES, INC. |    |       COMPANY, FSB        |      |          (NFSDI)         |    |  SERVICES CAPITAL TRUST II    |
|                         |    |                           |      |                          |    |                               |
|                         |    | Common Stock: 2,800,000   |      |                          |    |                               |
|                         |    | ------------  Shares      |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
| NFS-100%                |    | NFS-100%                  |      |  NFS-100%                |    | NFS-100%                      |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
                                      |   -----------------------------      --------------------------------   |
                                      |   |                           |      |      401(k) INVESTMENT       |   |
                                      |   |                           |      |      SERVICES, INC.          |   |
                                      |   |    FINANCIAL HORIZONS     |      |                              |   |
                                      |___|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
                                      |___|   AGENCY OF OHIO, INC     |      |-------------                 |   |
                                      |   |                           |      |                              |   |
                                      |   | NFIDAI-100%               |      |401(k)-100%                   |   |
                                      |   -----------------------------      --------------------------------   |
                                      |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |   |                           |      |      401(k) INVESTMENT       |   |
    |  INSTITUTION DISTRIBUTORS     | |   |                           |      |       ADVISORS, INC.         |   |
    |INSURANCE AGENCY, INC. OF MASS.| |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 100 Shares      |_|___|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  | |___|   AGENCY OF TEXAS, INC    |      |-------------                 |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |                                      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |                                      |    THE 401(k) COMPANY        |   |
    |  INSTITUTION DISTRIBUTORS     | |                                      |                              |   |
    | AGENCY, INC. OF NEW MEXICO    | |                                      |Common Stock: 855,000 Shares  |   |
    | Common Stock: 100 Shares      |_|                                      |-------------                 |___|
    | ------------                  |                                        |                              |
    |                               |                                        |                              |
    | NFIDAI-100%                   |                                        |401(k)-100%                   |
    ---------------------------------                                        --------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                          |   |                              |
   | ------------                 | | | ------------              |                          |   |                              |
   |                              | | |                           |                          |   | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                          |   --------------------------------
   -------------------------------- | -----------------------------                          |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   |     NATIONWIDE INSURANCE     |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |   MANAGEMENT SERVICES, INC.  |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   |                              |
   |         ARIZONA              | | |        SO. DAKOTA         |                          |-- |                              |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2005

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGL - 100%                |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGL - 79%                 |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
 ---------------------------   |  |   NATIONWIDE UK HOLDING   |  |
|GARTMORE RIVERVIEW II, LLC |  |  |       COMPANY, LTD.       |  |
|        (RIVER II)         |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
| RIG - 100%                |  |  | GGL - 100%                |  |
 ---------------------------   |   ---------------------------   |
              |                |                |                |
              |                |   ---------------------------   |
              |                |  |     ASSET MANAGEMENT      |  |
 ---------------------------   |  |       HOLDINGS PLC        |  |
|  GARTMORE RIVERVIEW, LLC  |  | _|         (AMH)             |  |
|         (RIVER)           |  || |                           |  |
|                           |  || |                           |  |
|                           |  || | NUKHCL - 100%             |  |
|                           |  ||  ---------------------------   |
| RIVER II-100%             |  ||               |                |
 ---------------------------   ||  ---------------------------   |
              |                || |    GARTMORE INVESTMENT    |  |
              |                || |       MANAGEMENT PLC      |  |
              |                ||_|           (GGI)           |__|__
 ---------------------------   |  |                           |  |
|     GARTMORE RIVERVIEW    |  |  | AMH - 99.99%              |  |
|       POLYPHONY, LLC      |  |  | GNL - .01%                |  |
|                           |  |   ---------------------------   |
|                           |  |                                 |
| River - .04%              |  |                                 |
| Casualty - 80.14%         |  |                                 |
| Fire - 19.82%             |  |                                 |
 ---------------------------   |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGI)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    ---------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD.  |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)            |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                           |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                           |
  |  |                          |  |  |                          | |   | GIM - 99.9%               |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%                |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    ---------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    ---------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN       |
  |  |                          |  |  |                          | |   |         LIMITED           |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                           |
  |  |       SERVICES GMBH      |  |  |                          | |   |                           |
  |__|                          |  |  |                          | |   |                           |
  |  |                          |  |  |                          | |   | GIL - 100%                |
  |  |                          |  |  | GFM - 100%               | |   |                           |
  |  | GISL - 100%              |  |  |                          | |    ---------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    ---------------------------
  |   --------------------------   |   --------------------------  |   |   *GARTMORE 1990 LTD.     |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                           |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                           |
  |__|         (GFMI)           |  |__|                          | |   |                           |
     |                          |     |                          | |   | GIM - 50%                 |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                 |
     | GSL - .01%               |     | GSL - 1%                 | |    ---------------------------
      --------------------------       --------------------------  |
                    |                                              |    ---------------------------
      --------------------------                                   |   |  *GARTMORE INDOSUEZ UK    |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD. |
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)      |
      |                          |                                 |   |                           |
      | GFMI - 94%               |                                 |   | GIM - 50%                 |
      | GSL - 3%                 |                                 |   | GNL - 50%                 |
      | GIM - 3%                 |                                 |    ---------------------------
       --------------------------                                  |
                                                                   |    ---------------------------
      --------------------------                                   |   |*GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)      |
     |     GARTMORE NO. 1       |                                  |___|                           |
     |  GENERAL PARTNER, LTD.   |                                      |                           |
_____|                          |                                      | GIM - 50%                 |
     |                          |                                      | GSL - 50%                 |
     |                          |                                       ---------------------------
     | GIM - 100%               |                                   *In Members Voluntary Liquidation
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------


          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.01%              |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGL-100%                          |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGL-100%                          |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                     |                               |
                                     | GEM-65%                       |
                                     ---------------------------------


                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE SPECIAL       |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   |                                  |
                                   |                            |   |                      |   | GGIMGT-10%(common units)         |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGV-75%(preferred units)         |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2005

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of Qualified and Non-Qualified contract owners as of February 14, 2005 was 3,333 and 0 respectively.


Item 28.      INDEMNIFICATION
              Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account             Nationwide VL Separate Account-C
    Nationwide Variable Account             Nationwide VL Separate Account-D
    Nationwide Variable Account-II          Nationwide VL Separate Account-G
    Nationwide Variable Account-4           Nationwide VLI Separate Account-2
    Nationwide Variable Account-5           Nationwide VLI Separate Account-3
    Nationwide Variable Account-6           Nationwide VLI Separate Account-4
    Nationwide Variable Account-7           Nationwide VLI Separate Account-5
    Nationwide Variable Account-8           Nationwide VLI Separate Account-6
    Nationwide Variable Account-9           Nationwide VLI Separate Account-7
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

     Mark D. Phelan, Chairman of the Board
     Rhodes B. Baker, Director and President
     William G. Goslee, Jr., Senior Vice President
     M. Eileen Kennedy, Director and Senior Vice President and Treasurer Thomas E. Barnes, Vice President and Secretary

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
     One Nationwide Plaza, Columbus, Ohio 43215

(c)

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------

     NAME OF PRINCIPAL                NET UNDERWRITING          COMPENSATION ON         BROKERAGE         COMPENSATION
     UNDERWRITER                       DISCOUNTS AND             REDEMPTION OR           COMMISSIONS
                                  COMMISSIONS ANNUITIZATION

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------

     Nationwide Investment         N/A                       N/A                     N/A               N/A
     Services Corporation

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              M. Eileen Kennedy
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215


Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              Nationwide hereby represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

              The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC
              Section 403(b)(11).

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account:


We consent to the use of our reports for Nationwide Variable Account dated March 4, 2005 and for Nationwide Life Insurance Company and subsidiaries dated March 1, 2005, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (file No. 333-80481). Our report for Nationwide Life Insurance Company and subsidiaries refers to the adoption of the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Separate Accounts in 2004.






KPMG LLP

Columbus, Ohio
April 25, 2005

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, NATIONWIDE VARIABLE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 25th day of April, 2005.


                                   NATIONWIDE VARIABLE ACCOUNT
          ----------------------------------------------------------------------
                                          (Registrant)

                                NATIONWIDE LIFE INSURANCE COMPANY
          ----------------------------------------------------------------------
                                          (Depositor)


          By:                      /s/ JAMIE RUFF CASTO
          ----------------------------------------------------------------------
                                     Jamie   Ruff   Casto,
Esq.


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of April, 2005.


W. G. JURGENSEN

-------------------------------------------------------------------------

W. G. Jurgensen, Director and Chief Executive Officer

ARDEN L. SHISLER

-------------------------------------------------------------------------

Arden L. Shisler, Chairman of the Board and President

JOSEPH A. ALUTTO

-------------------------------------------------------------------------

Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.

-------------------------------------------------------------------------

James G. Brocksmith, Jr., Director

KEITH W. ECKEL

-------------------------------------------------------------------------

Keith W. Eckel, Director

LYDIA M. MARSHALL

-------------------------------------------------------------------------

Lydia M. Marshall, Director

DONALD L. MCWHORTER

-------------------------------------------------------------------------

Donald L. McWhorter, Director

MARTHA JAMES MILLER DE LOMBERA

-------------------------------------------------------------------------

Martha James Miller de Lombera, Director

DAVID O. MILLER

-------------------------------------------------------------------------

David O. Miller, Director

JAMES F. PATTERSON

-------------------------------------------------------------------------

James F. Patterson, Director

GERALD D. PROTHRO

-------------------------------------------------------------------------

Gerald D. Prothro, Director

ALEX SHUMATE

-------------------------------------------------------------------------

Alex Shumate, Director

                                                  By /s/ JAMIE RUFF CASTO

                                   ---------------------------------------------

                                                     Jamie Ruff Casto
                                                     Attorney-in-Fact